UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2007

                   Date of reporting period: February 28, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

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WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS                            PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


 WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------



 SHARES           SECURITY NAME                                                                                        VALUE

 INVESTMENT COMPANIES - 98.81%

 STOCK FUNDS - 9.32%
          17,965  DWS DREMAN HIGH RETURN EQUITY FUND                                                            $           903,805
          46,271  ING INTERNATIONAL VALUE FUND                                                                              967,529
          32,375  JOHN HANCOCK CLASSIC VALUE FUND                                                                           893,872
          32,875  OPPENHEIMER MAIN STREET SMALL CAP FUND+                                                                   775,853
          50,368  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                     1,794,119
          16,460  THORNBURG INTERNATIONAL VALUE FUND I                                                                      476,364

                                                                                                                          5,811,542
                                                                                                               --------------------

 AFFILIATED STOCK FUNDS - 9.89%
        86,992  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND+                                                                 899,500
           N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              1,803,229
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                        955,552
           N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                        890,555
        58,625  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND+                                                                803,747
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                         808,583

                                                                                                                          6,161,166
                                                                                                               --------------------

 BOND FUNDS - 9.92%
         512,130  OPPENHEIMER INTERNATIONAL BOND FUND                                                                     3,098,386
         309,502  PIMCO HIGH YIELD FUND INSTITUTIONAL                                                                     3,085,738

                                                                                                                          6,184,124
                                                                                                               --------------------

 AFFILIATED BOND FUNDS - 69.68%
     1,161,794  WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                                12,396,346
     1,880,227  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                                18,633,049
           N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        12,408,713

                                                                                                                         43,438,108
                                                                                                               --------------------

 TOTAL INVESTMENT COMPANIES (COST $60,326,097)                                                                           61,594,940
                                                                                                               --------------------
 PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE

 US TREASURY SECURITIES - 0.25%

 US TREASURY BILLS - 0.25%
 $        65,000  US TREASURY BILL^#                                                   4.96%      05/10/2007                 64,364
          95,000  US TREASURY BILL^#                                                   4.96       08/09/2007                 92,916

                                                                                                                            157,280
                                                                                                               --------------------

 TOTAL US TREASURY SECURITIES (COST $157,270)                                                                               157,280
                                                                                                               --------------------

 TOTAL INVESTMENTS IN SECURITIES
 (COST $60,483,367)*                                      99.06%                                                $        61,752,220

 OTHER ASSETS AND LIABILITIES, NET                         0.94                                                             587,221
                                                        -------                                                --------------------

 TOTAL NET ASSETS                                        100.00%                                                $        62,339,441
                                                        -------                                                --------------------


+  NON-INCOME EARNING SECURITIES.
^ ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE
INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
1

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

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS                            PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


 WEALTHBUILDER EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------



 SHARES           SECURITY NAME                                                                                        VALUE

 INVESTMENT COMPANIES - 99.70%

 STOCK FUNDS - 48.82%
         274,850  DWS DREMAN HIGH RETURN EQUITY FUND                                                            $        13,827,723
         713,540  ING INTERNATIONAL VALUE FUND                                                                           14,920,125
         497,530  JOHN HANCOCK CLASSIC VALUE FUND                                                                        13,736,793
         547,670  OPPENHEIMER MAIN STREET SMALL CAP FUND+                                                                12,925,008
         771,853  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                    27,493,401
         253,972  THORNBURG INTERNATIONAL VALUE FUND I                                                                    7,349,951

                                                                                                                         90,253,001
                                                                                                               --------------------

 AFFILIATED STOCK FUNDS - 50.88%
     1,332,680  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND+                                                              13,779,916
           N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             27,596,498
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     14,811,624
           N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     13,657,178
       885,286  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND+                                                             12,137,272
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      12,065,582

                                                                                                                         94,048,070
                                                                                                               --------------------

 TOTAL INVESTMENT COMPANIES (COST $162,497,371)                                                                         184,301,071
                                                                                                               --------------------

 SHORT-TERM INVESTMENTS - 0.03%

 MUTUAL FUNDS - 0.03%
          51,543  WELLS FARGO MONEY MARKET TRUST~++                                                                          51,543
                                                                                                               --------------------

 TOTAL SHORT-TERM INVESTMENTS (COST $51,543)                                                                                 51,543
                                                                                                               --------------------

 TOTAL INVESTMENTS IN SECURITIES
 (COST $162,548,914)*                                     99.73%                                                $       184,352,614

 OTHER ASSETS AND LIABILITIES, NET                         0.27                                                             491,822
                                                        -------                                                --------------------

 TOTAL NET ASSETS                                        100.00%                                                $       184,844,436
                                                        -------                                                --------------------
+   NON-INCOME EARNING SECURITIES.
~   THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY
    MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $51,543.
*   COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


HE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE
INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
1



WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS                            PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


 WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------




SHARES            SECURITY NAME                                                                                        VALUE

INVESTMENT COMPANIES - 97.91%

STOCK FUNDS - 38.02%
         139,535  DWS DREMAN HIGH RETURN EQUITY FUND                                                            $         7,020,017
         360,834  ING INTERNATIONAL VALUE FUND                                                                            7,545,033
         251,715  JOHN HANCOCK CLASSIC VALUE FUND                                                                         6,949,838
         259,212  OPPENHEIMER MAIN STREET SMALL CAP FUND+                                                                 6,117,392
         390,187  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                    13,898,445
         128,110  THORNBURG INTERNATIONAL VALUE FUND I                                                                    3,707,499

                                                                                                                         45,238,224
                                                                                                              ---------------------

AFFILIATED STOCK FUNDS - 39.94%
       672,165  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND+                                                               6,950,181
           N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             13,880,326
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      7,394,751
           N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      6,884,655
       455,467  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND+                                                              6,244,451
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       6,174,310

                                                                                                                         47,528,674
                                                                                                              ---------------------

BOND FUNDS - 5.98%
         590,012  OPPENHEIMER INTERNATIONAL BOND FUND                                                                     3,569,571
         355,752  PIMCO HIGH YIELD FUND INSTITUTIONAL                                                                     3,546,846

                                                                                                                          7,116,417
                                                                                                              ---------------------

AFFILIATED BOND FUNDS - 13.97%
       779,653  WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                                 8,318,894
           N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                         8,308,014

                                                                                                                         16,626,908
                                                                                                              ---------------------

TOTAL INVESTMENT COMPANIES (COST $109,727,822)                                                                          116,510,223
                                                                                                              ---------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

US TREASURY SECURITIES - 0.75%

US TREASURY BILLS - 0.75%
$        375,000  US TREASURY BILL^#                                                   4.98%      05/10/2007                371,333
         535,000  US TREASURY BILL^#                                                   4.96       08/09/2007                523,264

                                                                                                                            894,597
                                                                                                              ---------------------

TOTAL US TREASURY SECURITIES (COST $894,557)                                                                                894,597
                                                                                                              ---------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $110,622,379)*                                      98.66%                                                $       117,404,820

OTHER ASSETS AND LIABILITIES, NET                          1.34                                                           1,593,071
                                                        -------                                               ---------------------

TOTAL NET ASSETS                                         100.00%                                                $       118,997,891
                                                        -------                                               ---------------------
+   NON-INCOME EARNING SECURITIES.
^ ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.




THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE
INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
1



WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS                            PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


 WEALTHBUILDER GROWTH BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------



SHARES            SECURITY NAME                                                                                        VALUE

INVESTMENT COMPANIES - 98.69%

STOCK FUNDS - 31.10%
         535,898  DWS DREMAN HIGH RETURN EQUITY FUND                                                           $        26,961,036
       1,365,533  ING INTERNATIONAL VALUE FUND                                                                          28,553,295
         970,237  JOHN HANCOCK CLASSIC VALUE FUND                                                                       26,788,254
         926,288  OPPENHEIMER MAIN STREET SMALL CAP FUND+                                                               21,860,386
       1,507,685  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                   53,703,748
         485,317  THORNBURG INTERNATIONAL VALUE FUND I                                                                  14,045,061

                                                                                                                       171,911,780
                                                                                                              --------------------

AFFILIATED STOCK FUNDS - 32.63%
     2,346,101  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND+                                                             24,258,681
           N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            54,054,057
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                    28,335,608
           N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                    24,016,445
     1,823,689  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND+                                                            25,002,772
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                     24,656,396

                                                                                                                       180,323,959
                                                                                                              --------------------

BOND FUNDS - 9.96%
       4,559,762  OPPENHEIMER INTERNATIONAL BOND FUND                                                                   27,586,563
       2,752,939  PIMCO HIGH YIELD FUND INSTITUTIONAL                                                                   27,446,800

                                                                                                                        55,033,363
                                                                                                              --------------------

AFFILIATED BOND FUNDS - 25.00%
     6,742,238  WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                               71,939,680
           N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                       66,224,480

                                                                                                                       138,164,160
                                                                                                              --------------------

TOTAL INVESTMENT COMPANIES (COST $502,186,724)                                                                         545,433,262
                                                                                                              --------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

US TREASURY SECURITIES - 0.79%

US TREASURY BILLS - 0.79%
$         70,000  US TREASURY BILL^#                                                   4.85%      05/10/2007                69,315
          80,000  US TREASURY BILL^#                                                   4.94       05/10/2007                79,218
       3,325,000  US TREASURY BILL^#                                                   4.96       05/10/2007             3,292,478
         940,000  US TREASURY BILL^#                                                   4.95       08/09/2007               919,380

                                                                                                                         4,360,391
                                                                                                              --------------------

TOTAL US TREASURY SECURITIES (COST $4,360,695)                                                                           4,360,391
                                                                                                              --------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $506,547,419)*                                      99.48%                                               $       549,793,653

OTHER ASSETS AND LIABILITIES, NET                          0.52                                                          2,871,173
                                                        -------                                               --------------------

TOTAL NET ASSETS                                         100.00%                                               $       552,664,826
                                                        -------                                               --------------------
+   NON-INCOME EARNING SECURITIES.
^ ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE
INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
1



WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS                            PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


 WEALTHBUILDER MODERATE BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

INVESTMENT COMPANIES - 98.35%

STOCK FUNDS - 18.81%
          68,863  DWS DREMAN HIGH RETURN EQUITY FUND                                                            $         3,464,513
         177,215  ING INTERNATIONAL VALUE FUND                                                                            3,705,567
         124,068  JOHN HANCOCK CLASSIC VALUE FUND                                                                         3,425,519
         130,382  OPPENHEIMER MAIN STREET SMALL CAP FUND+                                                                 3,077,008
         191,380  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                     6,816,946
          63,119  THORNBURG INTERNATIONAL VALUE FUND I                                                                    1,826,658

                                                                                                                         22,316,211
                                                                                                               --------------------

AFFILIATED STOCK FUNDS - 19.71%
       330,295  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND+                                                               3,415,247
           N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              6,849,590
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      3,650,439
           N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      3,387,730
       222,829  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND+                                                              3,054,986
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       3,028,402

                                                                                                                         23,386,394
                                                                                                               --------------------

BOND FUNDS - 9.97%
         980,122  OPPENHEIMER INTERNATIONAL BOND FUND                                                                     5,929,736
         591,099  PIMCO HIGH YIELD FUND INSTITUTIONAL                                                                     5,893,262

                                                                                                                         11,822,998
                                                                                                              ---------------------

AFFILIATED BOND FUNDS - 49.86%
     1,664,164  WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                                17,756,630
     2,388,459  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                                23,669,630
           N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        17,734,708

                                                                                                                         59,160,968
                                                                                                              ---------------------

TOTAL INVESTMENT COMPANIES (COST $112,512,770)                                                                          116,686,571
                                                                                                              ---------------------
PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE

US TREASURY SECURITIES - 0.50%

US TREASURY BILLS - 0.50%
$         25,000  US TREASURY BILL^#                                                   4.85%      05/10/2007                 24,755
           5,000  US TREASURY BILL^#                                                   4.94       05/10/2007                  4,951
         175,000  US TREASURY BILL^#                                                   4.96       05/10/2007                173,288
          20,000  US TREASURY BILL^#                                                   4.90       08/09/2007                 19,561
         375,000  US TREASURY BILL^#                                                   4.95       08/09/2007                366,774

                                                                                                                            589,329
                                                                                                              ---------------------

TOTAL US TREASURY SECURITIES (COST $589,288)                                                                                589,329
                                                                                                              ---------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $113,102,058)*                                      98.85%                                                $       117,275,900

OTHER ASSETS AND LIABILITIES, NET                          1.15                                                           1,367,413
                                                        -------                                               ---------------------

TOTAL NET ASSETS                                         100.00%                                                $       118,643,313
                                                        -------                                               ---------------------
+ NON-INCOME EARNING SECURITIES.
^ ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.




THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE
INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
1



WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS                            PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


 WEALTHBUILDER MODERATE BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.




THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE
INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
2


WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS                            PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


 WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                                        VALUE

INVESTMENT COMPANIES - 99.41%

STOCK FUNDS - 53.94%
         744,045  DWS DREMAN HIGH RETURN EQUITY FUND                                                            $        37,432,927
       4,002,570  ING INTERNATIONAL VALUE FUND                                                                           83,693,742
       1,360,923  JOHN HANCOCK CLASSIC VALUE FUND                                                                        37,575,088
         291,200  OPPENHEIMER MAIN STREET SMALL CAP FUND+                                                                 6,872,310
         531,427  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                    18,929,442
       1,417,495  THORNBURG INTERNATIONAL VALUE FUND I                                                                   41,022,310

                                                                                                                        225,525,819
                                                                                                              ---------------------

AFFILIATED STOCK FUNDS - 45.47%
       909,605  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND+                                                               9,405,315
           N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             74,707,859
           N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     82,716,348
           N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      9,340,454
       512,797  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND+                                                              7,030,450
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       6,901,448

                                                                                                                        190,101,874
                                                                                                              ---------------------

TOTAL INVESTMENT COMPANIES (COST $375,221,270)                                                                          415,627,693
                                                                                                              ---------------------

SHORT-TERM INVESTMENTS - 0.18%

MUTUAL FUNDS - 0.18%
         765,011  WELLS FARGO MONEY MARKET TRUST~++                                                                         765,011
                                                                                                              ---------------------

TOTAL SHORT-TERM INVESTMENTS (COST $765,011)                                                                                765,011
                                                                                                              ---------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $375,986,281)*                                      99.59%                                                $       416,392,704

OTHER ASSETS AND LIABILITIES, NET                          0.41                                                           1,708,546
                                                        -------                                               ---------------------

TOTAL NET ASSETS                                         100.00%                                                $       418,101,250
                                                        -------                                               ---------------------
+   NON-INCOME EARNING SECURITIES.
~   THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY
    MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $765,011.
*   COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.





THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE
INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.
1


NQ NOTES

WELLS FARGO ADVANTAGE WEALTHBUILDER FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

  The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION
  Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time) on each Fund business day. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Funds' investments in the Underlying Funds structured as partnerships (the "Master Portfolios") are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. The valuation policies of the Fund are consistent with the valuation policies of the underlying Funds.
  Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.
  Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.
  Each Fund records its pro rata share of the Master Portfolio's net investment income, and realized and unrealized gain and loss daily.
  Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
  Capital gain distributions from underlying funds are treated as realized gains.

OTHER
  For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                    VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.05%
            N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                     $     8,311,825
            N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                              58,222,532
            N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                 16,615,596

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $82,276,189)                                               83,149,953
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $82,276,189)*                                      100.05%                                              $    83,149,953

OTHER ASSETS AND LIABILITIES, NET                         (0.05)                                                      (43,069)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $    83,106,884
                                                         ------                                               ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
CORPORATE BONDS & NOTES - 76.46%

AGRICULTURAL PRODUCTION CROPS - 1.10%
$       425,000  DOLE FOOD COMPANY INCORPORATED                                      8.63%       05/01/2009   $       426,063
        200,000  DOLE FOOD COMPANY INCORPORATED                                      7.25        06/15/2010           194,000
        600,000  DOLE FOOD COMPANY INCORPORATED<<                                    8.88        03/15/2011           597,000

                                                                                                                    1,217,063
                                                                                                              ---------------

AGRICULTURAL PRODUCTION LIVESTOCK & ANIMAL SPECIALIZED - 0.45%
        300,000  PILGRIM'S PRIDE CORPORATION                                         7.63        05/01/2015           296,250
        200,000  PILGRIM'S PRIDE CORPORATION<<                                       8.38        05/01/2017           196,500

                                                                                                                      492,750
                                                                                                              ---------------

AMUSEMENT & RECREATION SERVICES - 1.22%
        480,000  PENN NATIONAL GAMING INCORPORATED                                   6.88        12/01/2011           480,000
        100,000  RIVER ROCK ENTERTAINMENT AUTHORITY                                  9.75        11/01/2011           106,750
        530,000  SPEEDWAY MOTORSPORTS INCORPORATED                                   6.75        06/01/2013           530,000
        250,000  TRUE TEMPER SPORTS INCORPORATED                                     8.38        09/15/2011           223,750

                                                                                                                    1,340,500
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 0.56%
        600,000  PAYLESS SHOESOURCE INCORPORATED                                     8.25        08/01/2013           621,000
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
0.93%
        275,000  HANESBRANDS INCORPORATED<<+/-++                                     8.74        12/15/2014           281,188
        600,000  LEVI STRAUSS & COMPANY                                             12.25        12/15/2012           662,250
         75,000  PHILLIPS VAN-HEUSEN                                                 7.25        02/15/2011            76,313

                                                                                                                    1,019,751
                                                                                                              ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.60%
        550,000  ASBURY AUTOMOTIVE GROUP INCORPORATED                                9.00        06/15/2012           579,369
        150,000  AUTONATION INCORPORATED+/-                                          7.36        04/15/2013           152,250
        100,000  GROUP 1 AUTOMOTIVE INCORPORATED                                     8.25        08/15/2013           103,500
        575,000  SONIC AUTOMOTIVE INCORPORATED SERIES B                              8.63        08/15/2013           598,000
        325,000  UNITED AUTO GROUP INCORPORATED++                                    7.75        12/15/2016           330,688

                                                                                                                    1,763,807
                                                                                                              ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.33%
        100,000  ESCO CORPORATION++                                                  8.63        12/15/2013           105,750
        250,000  ESCO CORPORATION+/-++                                               9.24        12/15/2013           260,000

                                                                                                                      365,750
                                                                                                              ---------------

BUSINESS SERVICES - 6.13%
        350,000  AFFINITY GROUP INCORPORATED                                         9.00        02/15/2012           357,000
        500,000  H&E EQUIPMENT SERVICES INCORPORATED                                 8.38        07/15/2016           533,750
        450,000  HERTZ CORPORATION                                                   8.88        01/01/2014           484,875
        170,000  HERTZ CORPORATION                                                  10.50        01/01/2016           193,800
        600,000  NEFF RENTAL/NEFF FINANCE                                           11.25        06/15/2012           667,500
        475,000  OPEN SOLUTIONS INCORPORATED++                                       9.75        02/01/2015           490,438
        700,000  PENHALL INTERNATIONAL CORPORATION++                                12.00        08/01/2014           756,000
         85,000  PGS SOLUTIONS INCORPORATED++                                        9.63        02/15/2015            87,573
        700,000  SEAGATE TECHNOLOGY HDD HOLDINGS                                     6.80        10/01/2016           705,250
        200,000  SUNGARD DATA SYSTEMS INCORPORATED++                                 3.75        01/15/2009           191,000
        850,000  SUNGARD DATA SYSTEMS INCORPORATED                                   9.13        08/15/2013           907,375
        300,000  SUNGARD DATA SYSTEMS INCORPORATED<<                                10.25        08/15/2015           326,250
        600,000  VERTIS INCORPORATED                                                 9.75        04/01/2009           612,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
BUSINESS SERVICES (continued)

$       425,000  WILLIAMS SCOTSMAN INCORPORATED                                      8.50%       10/01/2015   $       443,063

                                                                                                                    6,755,874
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 1.74%
        230,000  EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORPORATION                 10.13        09/01/2008           243,225
        400,000  HEXION SPECIALTY CHEMICAL CORPORATION++                             9.75        11/15/2014           424,000
        150,000  HUNTSMAN INTERNATIONAL LLC++                                        7.88        11/15/2014           155,250
        167,000  LYONDELL CHEMICAL COMPANY                                           8.00        09/15/2014           175,768
        278,000  LYONDELL CHEMICAL COMPANY<<                                         8.25        09/15/2016           298,850
        250,000  MOSAIC COMPANY++                                                    7.38        12/01/2014           258,125
        250,000  MOSAIC COMPANY++                                                    7.63        12/01/2016           260,625
        100,000  TRONOX WORLDWIDE LLC/TRONOX FINANCE CORPORATION                     9.50        12/01/2012           107,500

                                                                                                                    1,923,343
                                                                                                              ---------------

COMMUNICATIONS - 15.36%
        280,000  AMERICAN MEDIA OPERATIONS INCORPORATED<<                            8.88        01/15/2011           254,800
        265,000  CCH I HOLDINGS LLC/CCH I HOLDINGS CAPITAL CORPORATION              11.00        10/01/2015           274,938
        480,000  CCO HOLDINGS LLC/CAPITAL CORPORATION+/-                             9.49        12/15/2010           489,600
        600,000  CENTENNIAL COMMUNICATIONS CORPORATION<<                            10.00        01/01/2013           648,000
        895,000  CHARTER COMMUNICATION OPT LLC CAPITAL<<++                           8.00        04/30/2012           937,513
        525,000  CHARTER COMMUNICATION OPT LLC CAPITAL++                             8.38        04/30/2014           549,938
        200,000  CHARTER COMMUNICATIONS HOLDINGS LLC/CHARTER COMMUNICATIONS
                 HOLDINGS CAPITAL CORPORATION<<                                      9.63        11/15/2009           199,000
        325,000  CITIZENS COMMUNICATIONS COMPANY                                     7.05        10/01/2046           286,000
        450,000  CRICKET COMMUNICATIONS INCORPORATED++                               9.38        11/01/2014           474,750
        275,000  CSC HOLDINGS INCORPORATED                                           7.88        12/15/2007           278,438
        500,000  DIRECTV HOLDINGS/FINANCE                                            8.38        03/15/2013           528,125
         50,000  DIRECTV HOLDINGS/FINANCE                                            6.38        06/15/2015            48,063
        400,000  DOBSON CELLULAR SYSTEMS                                             9.88        11/01/2012           435,000
        250,000  DOBSON COMMUNICATIONS CORPORATION+/-                                9.61        10/15/2012           258,125
        695,000  DOBSON COMMUNICATIONS CORPORATION<<                                 8.88        10/01/2013           716,719
      1,025,000  ECHOSTAR DBS CORPORATION                                            7.13        02/01/2016         1,059,594
        280,000  ESCHELON OPERATING COMPANY                                          8.38        03/15/2010           270,550
        300,000  FISHER COMMUNICATIONS INCORPORATED                                  8.63        09/15/2014           321,000
        660,000  L-3 COMMUNICATIONS CORPORATION                                      6.38        10/15/2015           656,700
        125,000  LEVEL 3 COMMUNICATIONS INCORPORATED                                11.50        03/01/2010           138,750
        175,000  LEVEL 3 FINANCING INCORPORATED                                     12.25        03/15/2013           204,313
        585,000  LEVEL 3 FINANCING INCORPORATED++                                    9.25        11/01/2014           600,356
        825,000  METROPCS WIRELESS INCORPORATED++                                    9.25        11/01/2014           866,250
        750,000  PANAMSAT CORPORATION                                                9.00        08/15/2014           810,000
        350,000  PANAMSAT CORPORATION++                                              9.00        06/15/2016           384,125
        155,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                     7.25        02/15/2011           158,681
        785,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B            7.50        02/15/2014           813,456
        150,000  QWEST CORPORATION                                                   7.50        10/01/2014           159,188
        480,000  QWEST CORPORATION                                                   7.63        06/15/2015           512,400
      1,305,000  RURAL CELLULAR CORPORATION<<                                        9.88        02/01/2010         1,380,038
        200,000  RURAL CELLULAR CORPORATION                                          8.25        03/15/2012           207,500
        325,000  TELCORDIA TECHNOLOGIES INCORPORATED++                              10.00        03/15/2013           303,875
        300,000  TIME WARNER TELECOMMUNICATION HOLDINGS                              9.25        02/15/2014           321,750
        135,000  UBIQUITEL OPERATING COMPANY                                         9.88        03/01/2011           145,277
        200,000  VALOR TELECOMMUNICATIONS ENTERPRISES                                7.75        02/15/2015           216,000
        350,000  WEST CORPORATION<<++                                               11.00        10/15/2016           378,875
        250,000  WINDSTREAM CORPORATION                                              8.13        08/01/2013           269,688
        350,000  WINDSTREAM CORPORATION                                              8.63        08/01/2016           383,250

                                                                                                                   16,940,625
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 0.86%
        950,000  CHEVY CHASE BANK FSB                                                6.88        12/01/2013           950,000
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
EATING & DRINKING PLACES - 3.60%
$       250,000  ARAMARK CORPORATION++                                               8.50%       02/01/2015   $       259,688
        150,000  ARAMARK CORPORATION                                                 8.86        02/01/2015           154,875
        300,000  BEVERAGES & MORE INCORPORATED++                                     9.25        03/01/2012           306,750
        125,000  CARROLS CORPORATION                                                 9.00        01/15/2013           129,063
        400,000  DENNY'S CORPORATION/HOLDINGS INCORPORATED                          10.00        10/01/2012           426,000
      1,400,000  O'CHARLEYS INCORPORATED                                             9.00        11/01/2013         1,484,000
      1,050,000  REAL MEX RESTAURANTS INCORPORATEDSS.                               10.25        04/01/2010         1,107,750
        100,000  SBARRO INCORPORATED++                                              10.38        02/01/2015           104,250

                                                                                                                    3,972,376
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.95%
        300,000  ALLIED WASTE NORTH AMERICA                                          6.50        11/15/2010           301,500
        350,000  ALLIED WASTE NORTH AMERICA<<                                        6.38        04/15/2011           350,875
        200,000  ALLIED WASTE NORTH AMERICA                                          7.88        04/15/2013           208,500
        300,000  ALLIED WASTE NORTH AMERICA INCORPORATED                             6.88        06/01/2017           297,750
        450,000  EL PASO PERFORMANCE-LINKED TRUST++                                  7.75        07/15/2011           478,125
        300,000  FERRELLGAS PARTNERS LP                                              6.75        05/01/2014           294,000
        175,000  NEVADA POWER COMPANY SERIES M                                       5.95        03/15/2016           178,893
        250,000  NEVADA POWER COMPANY SERIES O                                       6.50        05/15/2018           265,252
        125,000  NORTHWEST PIPELINE CORPORATION                                      7.00        06/15/2016           134,063
        605,000  NRG ENERGY INCORPORATED                                             7.25        02/01/2014           617,100
        700,000  NRG ENERGY INCORPORATED                                             7.38        02/01/2016           714,000
        200,000  NRG ENERGY INCORPORATED                                             7.38        01/15/2017           203,500
        300,000  SIERRA PACIFIC POWER COMPANY                                        6.00        05/15/2016           307,377

                                                                                                                    4,350,935
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 1.25%
        825,000  AMKOR TECHNOLOGY INCORPORATED<<                                     9.25        06/01/2016           841,500
        225,000  BALDOR ELECTRIC COMPANY                                             8.63        02/15/2017           236,531
        100,000  FREESCALE SEMICONDUCTOR INCORPORATED++                              8.88        12/15/2014           101,375
        100,000  FREESCALE SEMICONDUCTOR INCORPORATED++(Y)                           9.13        12/15/2014           101,375
        100,000  FREESCALE SEMICONDUCTOR INCORPORATED<<++                           10.13        12/15/2016           102,375

                                                                                                                    1,383,156
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.40%
        400,000  CORNELL COMPANIES INCORPORATED                                     10.75        07/01/2012           439,000
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 0.64%
        650,000  REYNOLDS AMERICAN INCORPORATED                                      7.63        06/01/2016           705,979
                                                                                                              ---------------

FOOD STORES - 0.12%
        121,000  DOMINO'S INCORPORATED                                               8.25        07/01/2011           126,869
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 0.78%
        860,000  ALH FINANCE LLC/ALH FINANCE CORPORATION<<                           8.50        01/15/2013           864,300
                                                                                                              ---------------

HEALTH SERVICES - 2.47%
        250,000  ENCORE MEDICAL FINANCE LLC/ENCORE MEDICAL FINANCE
                 CORPORATION++                                                      11.75        11/15/2014           250,000
        250,000  HCA INCORPORATED++                                                  9.13        11/15/2014           266,250
        800,000  HCA INCORPORATED++                                                  9.25        11/15/2016           857,000
        250,000  HEALTHSOUTH CORPORATION++                                          10.75        06/15/2016           279,375
        280,000  SKILLED HEALTHCARE GROUP INCORPORATED++                            11.00        01/15/2014           312,200
        675,000  TENET HEALTHCARE CORPORATION                                        6.38        12/01/2011           630,281
        160,000  TENET HEALTHCARE CORPORATION                                        6.88        11/15/2031           128,400

                                                                                                                    2,723,506
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.96%
        905,000  SHERIDAN ACQUISITION CORPORATION                                   10.25        08/15/2011           945,725

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)

$       106,000  SUSSER HOLDINGS LLC                                                10.63%       12/15/2013   $       116,600

                                                                                                                    1,062,325
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.98%
        600,000  MAJESTIC STAR CASINO LLC                                            9.50        10/15/2010           631,500
        200,000  MANDALAY RESORT GROUP                                               6.50        07/31/2009           202,000
        400,000  MGM MIRAGE INCORPORATED                                             6.00        10/01/2009           399,500
         25,000  MGM MIRAGE INCORPORATED                                             6.75        09/01/2012            24,938
        200,000  MTR GAMING GROUP INCORPORATED SERIES B                              9.00        06/01/2012           209,500
        425,000  SAN PASQUAL CASINO++                                                8.00        09/15/2013           436,688
        250,000  SEMINOLE HARD ROCK ENTERTAINMENT INCORPORATED/SEMINOLE HARD
                 ROCK INTERNATIONAL LLC+/-++                                         7.85        03/15/2014           251,563
        800,000  STATION CASINOS INCORPORATED                                        6.00        04/01/2012           776,000
        355,000  WYNN LAS VEGAS LLC                                                  6.63        12/01/2014           351,450

                                                                                                                    3,283,139
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.42%
        300,000  ALLIS-CHALMERS ENERGY INCORPORATED++                                8.50        03/01/2017           298,500
        157,438  UGS CAPITAL CORPORATION II+/-++                                    10.35        06/01/2011           160,193

                                                                                                                      458,693
                                                                                                              ---------------

INSURANCE CARRIERS - 0.47%
        500,000  MULTIPLAN INCORPORATED++                                           10.38        04/15/2016           518,750
                                                                                                              ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.90%
        625,000  CORRECTIONS CORPORATION OF AMERICA                                  6.25        03/15/2013           623,438
        130,000  CORRECTIONS CORPORATION OF AMERICA                                  6.75        01/31/2014           132,275
        225,000  GEO GROUP INCORPORATED                                              8.25        07/15/2013           234,000

                                                                                                                      989,713
                                                                                                              ---------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.50%
        515,000  RURAL METRO CORPORATION                                             9.88        03/15/2015           551,050
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 0.64%
        700,000  COOPER COMPANIES INCORPORATED++                                     7.13        02/15/2015           707,000
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.00%
        800,000  BOMBARDIER INCORPORATED<<++                                         6.75        05/01/2012           796,000
        290,000  MOMENTIVE PERFORMANCE MATERIALS INCORPORATED                       10.13        12/01/2014           305,225

                                                                                                                    1,101,225
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 0.67%
        360,000  AMERIGAS PARTNERS LP                                                7.25        05/20/2015           365,400
        375,000  AMERIGAS PARTNERS LP                                                7.13        05/20/2016           376,875

                                                                                                                      742,275
                                                                                                              ---------------

MOTION PICTURES - 1.92%
        602,000  AMC ENTERTAINMENT INCORPORATED+/-                                   9.61        08/15/2010           620,813
        650,000  AMC ENTERTAINMENT INCORPORATED SERIES B                             8.63        08/15/2012           690,625
        625,000  BARRINGTON BROADCASTING GROUP LLC/CAPITAL CORPORATION++            10.50        08/15/2014           654,688
        602,000  MUZAK FINANCE CORPORATION LLC(i)                                   13.00        03/15/2010           155,768

                                                                                                                    2,121,894
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.07%
$        70,000  TRAILER BRIDGE INCORPORATED(I)                                      9.25%       11/15/2011   $        72,013
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.63%
        224,000  CONSOLIDATED COMMUNICATIONS ILLINOIS TEXAS HOLDINGS
                 INCORPORATED                                                        9.75        04/01/2012           239,120
        400,000  FORD MOTOR CREDIT COMPANY                                           7.25        10/25/2011           393,479
      1,595,000  FORD MOTOR CREDIT COMPANY<<                                         7.00        10/01/2013         1,530,072
        550,000  FORD MOTOR CREDIT COMPANY                                           8.00        12/15/2016           542,944
        450,000  GMAC LLC<<                                                          6.75        12/01/2014           448,795
      1,700,000  GMAC LLC<<                                                          8.00        11/01/2031         1,874,537
      1,150,000  IDEARC INCORPORATED++                                               8.00        11/15/2016         1,181,625

                                                                                                                    6,210,572
                                                                                                              ---------------

OIL & GAS - 1.21%
        150,000  EL PASO CORPORATION                                                 7.63        08/16/2007           151,304
        300,000  EL PASO CORPORATION                                                 7.88        06/15/2012           325,500
        650,000  EL PASO CORPORATION SERIES MTN                                      7.75        01/15/2032           708,500
        150,000  HILCORP ENERGY++                                                    7.75        11/01/2015           150,000

                                                                                                                    1,335,304
                                                                                                              ---------------

OIL & GAS EXTRACTION - 3.46%
        350,000  CALFRAC HOLDINGS LP<<++                                             7.75        02/15/2015           345,625
        300,000  CHAPARRAL ENERGY INCORPORATED++                                     8.88        02/01/2017           306,000
        150,000  CHESAPEAKE ENERGY CORPORATION                                       6.63        01/15/2016           150,750
        650,000  CHESAPEAKE ENERGY CORPORATION                                       6.88        11/15/2020           651,625
        450,000  HANOVER EQUIPMENT TRUST 01 SERIES A                                 8.50        09/01/2008           451,125
        200,000  PETROHAWK ENERGY CORPORATION<<                                      9.13        07/15/2013           212,500
      1,700,000  SABINE PASS LP++                                                    7.50        11/30/2016         1,700,000

                                                                                                                    3,817,625
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 1.19%
        325,000  GEORGIA-PACIFIC CORPORATION++                                       7.13        01/15/2017           325,000
        400,000  GRAHAM PACKAGING COMPANY INCORPORATED                               8.50        10/15/2012           406,000
        600,000  NEENAH PAPER INCORPORATED                                           7.38        11/15/2014           582,000

                                                                                                                    1,313,000
                                                                                                              ---------------

PERSONAL SERVICES - 1.41%
        120,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY+/-++                      8.88        11/15/2012           123,450
        250,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY++                         8.00        11/15/2013           260,625
        350,000  MAC-GRAY CORPORATION                                                7.63        08/15/2015           359,625
        100,000  SERVICE CORPORATION INTERNATIONAL                                   7.63        10/01/2018           106,250
        700,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                         7.50        06/15/2017           707,000

                                                                                                                    1,556,950
                                                                                                              ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.90%
        225,000  MARKWEST ENERGY PARTNERS LP++                                       8.50        07/15/2016           233,438
        400,000  WILLIAMS COMPANIES INCORPORATED+/-++                                7.36        10/01/2010           411,500
        300,000  WILLIAMS COMPANIES INCORPORATED                                     8.75        03/15/2032           343,500

                                                                                                                      988,438
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 0.19%
        200,000  AMERICAST TECHNOLOGIES++                                           11.00        12/01/2014           208,000
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.13%
        511,000  DEX MEDIA WEST LLC/DEX MEDIA WEST FINANCE COMPANY SERIES B          9.88        08/15/2013           556,351
        350,000  MEDIANEWS GROUP INCORPORATED                                        6.88        10/01/2013           323,750
        350,000  NIELSEN FINANCE LLC/FINANCE COMPANY<<++^                            9.61        08/01/2016           245,438

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)

$       425,000  PRIMEDIA INCORPORATED                                               8.00%       05/15/2013   $       436,688
        500,000  R.H. DONNELLEY CORPORATION SERIES A-3                               8.88        01/15/2016           533,750
        250,000  READER'S DIGEST ASSOCIATION INCORPORATED++                          9.00        02/15/2017           248,438

                                                                                                                    2,344,415
                                                                                                              ---------------

REAL ESTATE - 0.57%
        200,000  HOST MARRIOTT LP<<                                                  7.13        11/01/2013           204,000
        225,000  HOST MARRIOTT LP SERIES M                                           7.00        08/15/2012           228,375
        200,000  THORNBURG MORTGAGE INCORPORATED                                     8.00        05/15/2013           200,000

                                                                                                                      632,375
                                                                                                              ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.71%
      1,850,000  BF SAUL REIT                                                        7.50        03/01/2014         1,887,000
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.50%
        525,000  NCO GROUP INCORPORATED++                                           11.88        11/15/2014           553,875
                                                                                                              ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.86%
        400,000  CROWN CORK & SEAL                                                   8.00        04/15/2023           396,000
        525,000  OWENS-BROCKWAY GLASS                                                8.25        05/15/2013           549,938

                                                                                                                      945,938
                                                                                                              ---------------

TRANSPORTATION BY AIR - 0.15%
        163,519  CONTINENTAL AIRLINES INCORPORATED SERIES 00-1                       8.50        05/01/2011           167,607
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 1.81%
        175,000  ARVINMERITOR INCORPORATED<<                                         8.75        03/01/2012           183,750
        425,000  FORD MOTOR COMPANY<<                                                7.45        07/16/2031           341,063
        900,000  GENERAL MOTORS CORPORATION<<                                        8.38        07/15/2033           834,750
        500,000  GREENBRIER COMPANIES INCORPORATED                                   8.38        05/15/2015           507,500
         39,000  TRANSDIGM INCORPORATED                                              7.75        07/15/2014            40,073
         86,000  TRANSDIGM INCORPORATED++                                            7.75        07/15/2014            88,365

                                                                                                                    1,995,501
                                                                                                              ---------------

WATER TRANSPORTATION - 0.32%
        350,000  GULFMARK OFFSHORE INCORPORATED                                      7.75        07/15/2014           357,000
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.40%
        450,000  OMNICARE INCORPORATED                                               6.88        12/15/2015           445,500
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $82,144,910)                                                                   84,323,761
                                                                                                              ---------------

ASSET BACKED SECURITIES - 0.47%
        500,000  DB MASTER FINANCE LLC SERIES 2006-1 CLASS M1++                      8.29        06/20/2031           511,857

TOTAL ASSET BACKED SECURITIES (COST $499,992)                                                                         511,857
                                                                                                              ---------------

FOREIGN CORPORATE BONDS @- 3.87%
         75,000  ABITIBI CONSOLIDATED INCORPORATED                                   5.25        06/20/2008            73,875
        530,000  AVAGO TECHNOLOGIES FINANCE                                         10.38        12/01/2013           567,100
        185,000  AVAGO TECHNOLOGIES FINANCE<<                                       11.88        12/01/2015           205,813
        125,000  BOMBARDIER INCORPORATED++                                           8.00        11/15/2014           130,625
         60,000  COMPAGNIE GENERALE DE GEOPHYSIQUE VERITAS                           7.50        05/15/2015            61,200
         60,000  COMPAGNIE GENERALE DE GEOPHYSIQUE VERITAS                           7.75        05/15/2017            62,100
        850,000  INTELSAT (BERMUDA) LIMITED++                                       11.25        06/15/2016           962,625
        825,000  INTELSAT LIMITED                                                    5.25        11/01/2008           810,563
        675,000  NXP BV+/-++                                                         8.11        10/15/2013           690,188

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS (continued)

$       325,000  NXP BV++                                                            9.50%       10/15/2015   $       335,563
        365,000  VIDEOTRON LTEE                                                      6.88        01/15/2014           368,650

TOTAL FOREIGN CORPORATE BONDS (COST $4,116,276)                                                                     4,268,302
                                                                                                              ---------------

TERM LOANS - 17.54%
        467,079  ARAMARK CORPORATION TERM LOAN B+/-                                  7.47        01/26/2014           471,619
         32,921  ARAMARK CORPORATION TERM LOAN C+/-                                  7.47        01/26/2014            33,277
        250,000  AZ CHEMICAL US INCORPORATED 2ND LIEN TERM LOAN+/-                  10.86        02/28/2014           250,000
        150,000  BALDOR ELECTRIC COMPANY TERM LOAN+/-                                6.10        01/31/2014           151,266
         80,000  BLB-WEMBLEY 2ND LIEN TERM LOAN+/-                                   9.70        08/11/2012            80,800
        400,000  BOMBARDIER RECREATIONAL TERM LOAN B+/-                              7.86        06/27/2013           402,500
        186,515  CALPINE CORPORATION 1ST LIEN TERM LOAN+/-                           7.62        12/20/2007           187,681
        574,600  CALPINE CORPORATION 2ND LIEN TERM LOAN+/-                           9.36        12/20/2007           578,191
        123,711  COVANTA ENERGY CORPORATION SYNTHETIC LOC TERM LOAN+/-               6.86        02/02/2014           124,253
        251,289  COVANTA ENERGY CORPORATION TERM LOAN B+/-                           6.86        02/02/2014           252,022
      1,240,625  CSC HOLDINGS INCORPORATED TERM LOAN+/-                              7.11        03/23/2013         1,246,506
        825,000  DELPHI CORPORATION TERM LOAN C+/-                                   8.13        12/31/2007           829,538
        299,493  EAGLE ROCK ENERGY TERM LOAN B+/-                                    7.61        12/01/2012           299,493
        500,000  EMDEON BUSINESS SERVICES LLC 2ND LIEN TERM LOAN+/-                 10.37        05/16/2014           507,190
        175,000  FORD MOTOR COMPANY TERM LOAN+/-                                     8.36        12/15/2013           176,832
        750,000  FREESCALE SEMICONDUCTOR INCORPORATED TERM LOAN B+/-                 7.37        12/01/2013           755,505
        500,000  GENERAL MOTORS CORPORATION TERM LOAN B+/-                           7.75        12/15/2013           505,415
        528,409  GEORGIA-PACIFIC 1ST TERM LOAN B+/-                                  7.35        12/23/2012           533,155
      1,605,000  GEORGIA-PACIFIC TERM LOAN B2+/-                                     7.11        12/20/2012         1,618,370
        465,000  GOODYEAR TIRE & RUBBER 2ND LIEN TERM LOAN+/-                        8.14        04/30/2010           470,524
        250,000  HAWAIIAN TELECOM TERM LOAN A+/-                                     7.62        04/30/2012           249,938
         75,000  HAWAIIAN TELECOM TERM LOAN B+/-                                     7.62        10/31/2012            75,188
        400,000  HCA INCORPORATED SERIES B TERM LOAN+/-                              7.86        11/14/2013           404,560
        125,000  HCP ACQUISITION INCORPORATED CALPINE CANADA INCOME FUND 2ND
                 LIEN TERM LOAN+/-                                                   9.61        02/14/2015           127,500
        750,000  IDEARC INCORPORATED TERM LOAN+/-                                    7.33        11/09/2014           756,000
        711,559  KEY ENERGY SERVICES TERM LOAN+/-                                    7.86        06/30/2012           716,896
        500,000  LSP GENERAL FINANCE COMPANY LLC/LSP-KENDALL ENERGY LLC 2ND
                 LIEN TERM LOAN+/-                                                   8.86        04/07/2014           506,250
        250,000  MCNA CABLE HOLDINGS LLC ONELINK COMMUNICATIONS PIK TERM LOAN+/-    11.85        03/01/2013           248,750
        500,000  NIELSEN FINANCE LLC TERM LOAN+/-                                    7.63        08/09/2013           504,585
        484,337  NRG ENERGY TERM LOAN+/-                                             7.36        01/31/2013           488,904
        650,000  OSHKOSH TRUCK CORPORATION TERM LOAN+/-                              7.35        12/06/2013           655,200
        589,112  PLUM POINT ENERGY ASSOCIATES 1ST LIEN TERM LOAN+/-                  8.61        03/15/2014           594,266
        191,429  PLUM POINT ENERGY ASSOCIATES SYNTHETIC FUNDED LOC TERM LOAN+/-      5.24        03/15/2014           193,104
        500,000  QUALITY HOME BRANDS 2ND LIEN TERM LOAN+/-                          11.94        06/16/2013           502,500
        375,000  RIVERDEEP INTERACTIVE LEARNING TERM LOAN+/-                         8.10        12/20/2013           378,281
        150,000  SUNGARD ADD-ON TERM LOAN B+/-                                       7.36        02/28/2014           151,469
        603,616  SUNGARD DATA SYSTEMS TERM LOAN B+/-                                 7.82        02/11/2013           609,760
        940,000  TOWER AUTOMOTIVE DIP TERM LOAN+/-                                   9.94        08/02/2007           936,475
        790,000  TOYS R US TERM LOAN+/-                                              8.32        12/01/2008           796,257
        719,311  WASTE SERVICES INCORPORATED TRANCHE B TERM LOAN+/-                  8.07        04/30/2011           724,260
        250,000  X RITE CORPORATION 2ND LIEN TERM LOAN+/-                           10.37        06/30/2013           250,000

TOTAL TERM LOANS (COST $19,204,654)                                                                                19,344,280
                                                                                                              ---------------
SHARES

PREFERRED STOCKS - 0.00%
              1  ION MEDIA NETWORKS INCORPORATED                                                                        1,563

TOTAL PREFERRED STOCKS (COST $1,688)                                                                                    1,563
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COLLATERAL FOR SECURITIES LENDING - 13.37%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.17%
        188,808  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                       $       188,808
             52  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           52

                                                                                                                      188,860
                                                                                                              ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 13.20%
$       233,492  AMERICAN GENERAL FINANCE CORPORATION+/-                             5.47%       08/16/2007           233,665
         45,609  AMERICAN GENERAL FINANCE CORPORATION+/-++                           5.37        03/14/2008            45,619
        126,691  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                   5.30        04/25/2007           126,695
        126,691  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                  5.37        10/25/2007           126,692
        126,691  BANCO SANTANDER TOTTA LOAN+/-++                                     5.32        03/14/2008           126,704
        380,074  BANK OF AMERICA NA SERIES BKNT+/-                                   5.36        06/19/2007           380,157
        256,215  BUCKINGHAM III CDO LLC                                              5.31        03/22/2007           255,431
         11,402  CAIRN HIGH GRADE FUNDING I LLC++                                    5.29        03/14/2007            11,381
         40,541  CAIRN HIGH GRADE FUNDING I LLC                                      5.29        03/15/2007            40,458
        121,624  CEDAR SPRINGS CAPITAL COMPANY++                                     5.33        03/09/2007           121,481
         30,583  CEDAR SPRINGS CAPITAL COMPANY++                                     5.33        03/23/2007            30,485
         12,096  CEDAR SPRINGS CAPITAL COMPANY                                       5.33        04/13/2007            12,021
        144,874  CEDAR SPRINGS CAPITAL COMPANY++                                     5.33        05/16/2007           143,272
        168,043  CEDAR SPRINGS CAPITAL COMPANY                                       5.33        05/21/2007           166,062
        104,059  CEDAR SPRINGS CAPITAL COMPANY++                                     5.33        05/29/2007           102,712
        459,230  CHARTA LLC                                                          5.28        03/20/2007           457,958
         17,737  CHARTA LLC++                                                        5.31        03/27/2007            17,670
        116,556  CHEYNE FINANCE LLC                                                  5.30        03/16/2007           116,301
          5,752  CHEYNE FINANCE LLC                                                  5.29        04/18/2007             5,712
        329,397  CHEYNE FINANCE LLC+/-++                                             5.32        02/25/2008           329,272
        126,691  CHEYNE FINANCE LLC SERIES MTN+/-++                                  5.33        07/16/2007           126,704
         54,148  CIT GROUP INCORPORATED+/-                                           5.59        09/20/2007            54,220
         55,871  CIT GROUP INCORPORATED+/-                                           5.59        11/23/2007            55,964
         50,676  CIT GROUP INCORPORATED+/-                                           5.43        12/19/2007            50,729
      1,723,000  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,723,257)          5.36        03/01/2007         1,723,000
         25,338  COMERICA BANK+/-                                                    5.32        02/08/2008            25,307
        103,633  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                  5.30        03/20/2007           103,346
        126,691  CULLINAN FINANCE CORPORATION+/-++                                   5.32        02/12/2008           126,668
        253,382  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                       5.28        06/25/2007           253,387
        407,844  DEER VALLEY FUNDING LLC++                                           5.32        04/19/2007           404,936
         58,278  DEER VALLEY FUNDING LLC++                                           5.31        05/15/2007            57,642
      1,874,474  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $1,874,753)       5.36        03/01/2007         1,874,474
        253,382  FIVE FINANCE INCORPORATED SERIES MTN+/-++                           5.37        06/13/2007           253,436
         63,320  GENWORTH FINANCIAL INCORPORATED+/-                                  5.51        06/15/2007            63,356
        293,584  GEORGE STREET FINANCE LLC++                                         5.29        03/15/2007           292,985
         72,721  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                     5.46        03/30/2007            72,725
        126,691  HARRIER FINANCE FUNDING LLC+/-++                                    5.31        01/11/2008           126,679
         10,135  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                         5.42        05/15/2007            10,137
        182,329  HUDSON-THAMES LLC                                                   5.27        03/21/2007           181,796
          6,882  HUDSON-THAMES LLC++                                                 5.29        04/04/2007             6,848
         37,997  HUDSON-THAMES LLC                                                   5.31        04/30/2007            37,666
        177,368  IBM CORPORATION SERIES MTN+/-                                       5.36        06/28/2007           177,419
        329,397  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                       5.39        09/17/2007           329,397
        126,691  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                          5.32        03/25/2008           126,696
         30,406  K2 (USA) LLC+/-++                                                   5.30        07/16/2007            30,410
         50,676  K2 (USA) LLC+/-++                                                   5.33        09/28/2007            50,676
         76,015  KAUPTHING BANK SERIES MTN+/-++                                      5.40        03/20/2007            76,011
         15,416  KESTREL FUNDING US LLC                                              5.31        05/21/2007            15,234
         75,097  LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.28        03/07/2007            75,032
         33,416  LEGACY CAPITAL CORPORATION                                          5.30        03/13/2007            33,358
         63,346  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            5.33        06/26/2007            63,353
         54,275  LIBERTY STREET FUNDING CORPORATION++                                5.34        03/01/2007            54,275

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       126,691  LIQUID FUNDING LIMITED++                                            5.29%       03/05/2007   $       126,618
        126,691  LIQUID FUNDING LIMITED SERIES MTN+/-++                              5.34        03/06/2007           126,691
        106,927  METLIFE GLOBAL FUNDING I+/-++                                       5.43        10/05/2007           106,995
        126,691  MORGAN STANLEY+/-                                                   5.34        07/12/2007           126,691
        186,033  MORGAN STANLEY+/-                                                   5.48        07/27/2007           186,145
        126,691  MORGAN STANLEY+/-                                                   5.38        08/07/2007           126,691
        266,550  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $266,590)       5.36        03/01/2007           266,550
         23,438  MORGAN STANLEY SERIES EXL+/-                                        5.38        03/14/2008            23,449
         20,271  NATIONAL CITY BANK+/-                                               5.44        09/04/2007            20,275
        145,264  NATIONWIDE BUILDING SOCIETY+/-++                                    5.48        07/20/2007           145,356
        249,592  NORTH SEA FUNDING LLC++                                             5.29        03/15/2007           249,083
        184,863  NORTH SEA FUNDING LLC                                               5.29        03/19/2007           184,378
        253,382  NORTHERN ROCK PLC+/-++SS.                                           5.34        04/04/2008           253,413
         73,195  PARAGON MORTGAGES PLC SERIES 12A+/-++                               5.30        05/15/2007            73,195
        101,353  PREMIUM ASSET TRUST+/-++                                            5.48        12/21/2007           101,495
        126,691  PREMIUM ASSET TRUST SERIES 06-B+/-++                                5.37        12/16/2007           126,691
         96,285  PYXIS MASTER TRUST SERIES 2007-3+/-++                               5.37        08/27/2007            96,285
         20,499  RACERS TRUST SERIES 2004-6-MM+/-++                                  5.34        08/22/2007            20,502
         63,705  REGENCY MARKETS #1 LLC++                                            5.31        05/15/2007            63,010
        253,382  SAINT GERMAIN FUNDING++                                             5.28        03/01/2007           253,382
        121,624  SAINT GERMAIN FUNDING++                                             5.28        03/02/2007           121,605
        101,353  SLM CORPORATION+/-++                                                5.32        03/12/2008           101,371
        452,485  SOCIETE GENERALE NORTH AMERICA                                      5.34        03/01/2007           452,485
         10,135  STANFIELD VICTORIA FUNDING LLC++                                    5.30        04/16/2007            10,067
        121,735  TANGO FINANCE CORPORATION++                                         5.34        03/01/2007           121,735
         48,660  TICONDEROGA FUNDING LLC                                             5.31        03/26/2007            48,482
        166,411  TIERRA ALTA FUNDING I LIMITED                                       5.29        03/14/2007           166,095
         29,296  TRAVELERS INSURANCE COMPANY+/-                                      5.39        02/08/2008            29,295
        126,691  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                  5.33        06/15/2007           126,704
        126,691  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  5.33        03/09/2007           126,710
         30,710  VERSAILLES CDS LLC                                                  5.29        03/22/2007            30,616
        238,179  WORLD OMNI VEHICLE LEASING++                                        5.31        03/26/2007           237,310
        433,649  WORLD OMNI VEHICLE LEASING++                                        5.31        03/28/2007           431,940
         87,164  ZELA FINANCE INCORPORATED++                                         5.31        03/12/2007            87,025

                                                                                                                   14,551,949
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,740,809)                                                         14,740,809
                                                                                                              ---------------
SHARES

SHORT-TERM INVESTMENTS - 2.37%
      2,615,466  WELLS FARGO MONEY MARKET TRUST~+++                                                                 2,615,466
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,615,466)                                                                      2,615,466
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $123,323,795)*                                     114.08%                                              $   125,806,038

OTHER ASSETS AND LIABILITIES, NET                        (14.08)                                                  (15,525,295)
                                                        -------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   110,280,743
                                                        -------                                               ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

+++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(Y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(I)   ILLIQUID SECURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,615,466.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 0.75%
$       390,000  FHLB<<                                                              4.13%       10/19/2007   $       387,336

TOTAL AGENCY NOTES - INTEREST BEARING (COST $389,962)                                                                 387,336
                                                                                                              ---------------

AGENCY SECURITIES - 22.06%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.97%
        504,385  FHLMC #1J1263<<+/-                                                  5.89        01/01/2036           507,669
          2,231  FHLMC #C00922                                                       8.00        02/01/2030             2,348
        503,183  FHLMC #H01396                                                       6.50        02/01/2036           510,330

                                                                                                                    1,020,347
                                                                                                              ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.08%
        390,000  FNMA<<                                                              6.00        05/15/2011           407,385
        497,223  FNMA # 886087<<                                                     6.50        07/01/2036           506,924
      1,866,979  FNMA #725715<<                                                      5.50        08/01/2034         1,855,168
      1,528,823  FNMA #735230<<                                                      5.50        02/01/2035         1,519,150
        379,201  FNMA #831621                                                        7.00        07/01/2036           389,763
        904,245  FNMA #863727<<+/-                                                   5.34        01/01/2036           905,952
        608,162  FNMA #886686+/-                                                     6.23        08/01/2036           616,334
        405,964  FNMA #892283<<+/-                                                   5.88        09/01/2036           409,383
        509,688  FNMA #894157<<                                                      6.50        10/01/2036           519,631
        348,761  FNMA #894199<<                                                      6.50        10/01/2036           355,566
        291,261  FNMA #895998<<                                                      6.50        07/01/2036           296,944
        237,422  FNMA #900560<<                                                      6.50        09/01/2036           242,054
        207,742  FNMA #902200                                                        6.50        11/01/2036           211,795
        843,000  FNMA TBA%%                                                          5.50        03/01/2022           844,844
      1,370,000  FNMA TBA%%                                                          5.00        03/01/2037         1,329,756

                                                                                                                   10,410,649
                                                                                                              ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.01%
          3,965  GNMA #516121                                                        7.50        12/15/2029             4,137
                                                                                                              ---------------

TOTAL AGENCY SECURITIES (COST $11,369,102)                                                                         11,435,133
                                                                                                              ---------------
ASSET BACKED SECURITIES - 5.81%
        430,000  CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                     5.39        07/15/2014           430,807
        285,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS C1         5.50        03/24/2017           285,177
        338,866  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-        5.55        02/15/2036           338,911
        244,856  FORD CREDIT AUTO OWNER TRUST SERIES 2006-A CLASS A2A                5.04        09/15/2008           244,747
        414,000  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2006-HE4 CLASS
                 A1+/-                                                               5.39        12/25/2036           414,233
        263,183  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2006-1 CLASS A2           5.10        09/18/2008           263,124
        346,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A4 CLASS
                 A4+/-                                                               5.31        09/15/2011           346,209
        686,692  TRIAD AUTO RECEIVABLES OWNERS TRUST SERIES 2006-B CLASS A2          5.36        11/12/2009           686,970

TOTAL ASSET BACKED SECURITIES (COST $3,009,209)                                                                     3,010,178
                                                                                                              ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.06%
      6,431,059  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2004-4 CLASS XP+/-(C)                                               0.71        07/10/2042           141,914
        405,986  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2005-H CLASS
                 2A3+/-                                                              4.81        09/25/2035           401,112
        467,553  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS
                 2A2+/-                                                              5.25        12/25/2035           463,998
        500,000  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
                 CLASS 2A2+/-                                                        5.44        05/15/2036           499,997
        137,368  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-WF1
                 CLASS A2A                                                           5.70        03/25/2036           136,989
        406,873  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS
                 2A1C+/-                                                             5.38        11/25/2036           406,754
        295,709  COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-               5.58        03/20/2036           295,123
        355,000  CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES SERIES 2006-C3
                 CLASS A3+/-                                                         5.83        06/15/2038           370,606
      3,275,154  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 1998-C2 CLASS AX+/-(C)                                              0.85        11/15/2030            51,348
        397,162  FANNIE MAE SERIES 2003-W8 CLASS 4A+/-                               6.03        11/25/2042           405,745

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

$       315,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                 CLASS A2                                                            7.39%       12/15/2031   $       329,348
        134,998  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 1997-C1 CLASS A3                                                    6.87        07/15/2029           135,176
        265,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2006-GG7 CLASS A4+/-                                                5.91        07/10/2038           278,426
        454,915  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2005-S1 CLASS 3A1            5.50        10/25/2020           457,224
        467,833  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A4 CLASS A2+/-          5.95        09/25/2036           470,572
        312,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES+/-                    5.44        06/12/2047           313,554
        355,000  JPMORGAN CHASE COMMERCIAL SECURITIES CORPORATION SERIES
                 2006-LDP7 CLASS A4+/-                                               5.88        04/15/2045           372,232
        682,528  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                 5.37        08/25/2035           678,316
      3,239,433  MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1 CLASS
                 X+/-(C)++                                                           1.60        05/28/2040           123,503
      2,526,035  MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-(C)++            1.33        10/28/2033            78,623
         93,877  SACO I TRUST SERIES 2005-2 CLASS A+/-++                             5.52        04/25/2035            93,874
        249,541  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2 CLASS
                 A2                                                                  7.46        07/18/2033           262,587

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $6,825,170)                                                         6,767,021
                                                                                                              ---------------

CORPORATE BONDS & NOTES - 29.93%

AMUSEMENT & RECREATION SERVICES - 0.63%
         90,000  POKAGON GAMING AUTHORITY++                                         10.38        06/15/2014            98,550
         10,000  SNOQUALMIE ENTERTAINMENT AUTHORITY+/-++                             9.15        02/01/2014            10,150
         10,000  SNOQUALMIE ENTERTAINMENT AUTHORITY++                                9.13        02/01/2015            10,325
        100,000  TUNICA-BILOXI GAMING AU++                                           9.00        11/15/2015           106,250
        100,000  TURNING STONE CASINO RESORT ENTERPRISE++                            9.13        12/15/2010           102,750

                                                                                                                      328,025
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 0.36%
        185,000  LEVI STRAUSS & COMPANY+/-                                          10.11        04/01/2012           188,931
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.15%
         75,000  RIDDELL BELL HOLDINGS INCORPORATED                                  8.38        10/01/2012            75,000
                                                                                                               --------------

BUSINESS SERVICES - 1.03%
         80,000  ASHTEAD CAPITAL INCORPORATED++                                      9.00        08/15/2016            86,400
        100,000  AVIS BUDGET CAR RENTAL LLC<<++                                      7.75        05/15/2016           101,500
         80,000  HERTZ CORPORATION                                                   8.88        01/01/2014            86,200
         50,000  HERTZ CORPORATION                                                  10.50        01/01/2016            57,000
        180,000  RAINBOW NATIONAL SERVICES LLC++                                    10.38        09/01/2014           201,600

                                                                                                                      532,700
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 0.41%
         80,000  HUNTSMAN INTERNATIONAL LLC++                                        7.88        11/15/2014            82,800
         80,000  LYONDELL CHEMICAL COMPANY                                           8.25        09/15/2016            86,000
         20,000  MOSAIC COMPANY++                                                    7.38        12/01/2014            20,650
         20,000  MOSAIC COMPANY++                                                    7.63        12/01/2016            20,850

                                                                                                                      210,300
                                                                                                              ---------------

COAL MINING - 0.37%
        105,000  ARCH WESTERN FINANCE LLC                                            6.75        07/01/2013           103,163
         85,000  FOUNDATION PA COAL COMPANY<<                                        7.25        08/01/2014            86,063

                                                                                                                      189,226
                                                                                                              ---------------

COMMUNICATIONS - 3.51%
        100,000  CITIZENS COMMUNICATIONS COMPANY                                     6.25        01/15/2013           100,000
        200,000  COMCAST CORPORATION                                                 4.95        06/15/2016           192,467
        105,000  CSC HOLDINGS INCORPORATED SERIES B                                  7.63        04/01/2011           107,888

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (continued)

$       160,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                           8.25%       06/15/2030   $       202,186
        150,000  EMBARQ CORPORATION                                                  7.08        06/01/2016           155,109
        390,000  QWEST CORPORATION+/-                                                8.61        06/15/2013           425,588
        105,000  SPRINT NEXTEL CORPORATION                                           6.00        12/01/2016           104,591
        185,000  VERIZON (FLORIDA) INCORPORATED SERIES F                             6.13        01/15/2013           190,693
        215,000  VERIZON (VIRGINIA) INCORPORATED SERIES A                            4.63        03/15/2013           205,328
         45,000  WINDSTREAM CORPORATION                                              8.13        08/01/2013            48,544
         80,000  WINDSTREAM CORPORATION                                              8.63        08/01/2016            87,600

                                                                                                                    1,819,994
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 0.89%
        170,000  BAC CAPITAL TRUST XIV+/-                                            5.63        12/31/2049           171,669
        220,000  JPMORGAN CHASE & COMPANY                                            6.63        03/15/2012           234,227
         55,000  JPMORGAN CHASE & COMPANY                                            5.13        09/15/2014            54,555

                                                                                                                      460,451
                                                                                                              ---------------

EATING & DRINKING PLACES - 0.68%
        155,000  ARAMARK CORPORATION++                                               8.50        02/01/2015           161,006
        170,000  YUM! BRANDS INCORPORATED                                            8.88        04/15/2011           191,437

                                                                                                                      352,443
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 4.91%
        100,000  ALLIED WASTE NORTH AMERICA INCORPORATED<<                           7.13        05/15/2016           101,625
        165,000  CAROLINA POWER & LIGHT COMPANY                                      5.15        04/01/2015           163,363
        345,000  CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES J2                   5.70        03/15/2013           350,400
         95,000  DYNEGY HOLDINGS INCORPORATED<<                                      8.38        05/01/2016           101,650
         95,000  EDISON MISSION ENERGY                                               7.75        06/15/2016           100,700
        150,000  EL PASO NATURAL GAS COMPANY SERIES A                                7.63        08/01/2010           156,375
        100,000  MIDWEST GENERATION LLC                                              8.75        05/01/2034           107,750
         80,000  MIRANT NORTH AMERICA LLC<<                                          7.38        12/31/2013            82,200
        100,000  NEVADA POWER COMPANY SERIES L                                       5.88        01/15/2015           101,582
        195,000  NRG ENERGY INCORPORATED                                             7.38        02/01/2016           198,900
        100,000  NRG ENERGY INCORPORATED                                             7.38        01/15/2017           101,750
        195,000  PPL ENERGY SUPPLY LLC SERIES A                                      5.70        10/15/2015           194,305
        290,000  SIERRA PACIFIC RESOURCES                                            6.75        08/15/2017           295,376
        165,000  SOUTHWESTERN ELECTRIC POWER                                         4.90        07/01/2015           158,959
        160,000  TENNESSEE GAS PIPELINE COMPANY                                      8.38        06/15/2032           201,903
         70,000  TENNESSEE GAS PIPELINE COMPANY                                      7.63        04/01/2037            82,534
         45,000  WCA WASTE CORPORATION                                               9.25        06/15/2014            47,700

                                                                                                                    2,547,072
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.44%
        100,000  FREESCALE SEMICONDUCTOR INCORPORATED++                              8.88        12/15/2014           101,375
        140,000  LUCENT TECHNOLOGIES INCORPORATED                                    6.45        03/15/2029           127,400

                                                                                                                      228,775
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.19%
        100,000  BALL CORPORATION                                                    6.63        03/15/2018           100,000
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 0.27%
        145,000  BUNGE LIMITED FINANCE CORPORATION                                   5.35        04/15/2014           140,965
                                                                                                               --------------

FOOD STORES - 0.39%
        185,000  SAFEWAY INCORPORATED<<                                              7.25        02/01/2031           202,659
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
HEALTH SERVICES - 1.25%
$       195,000  ANTHEM INCORPORATED                                                 6.80%       08/01/2012   $       208,340
        150,000  DAVITA INCORPORATED                                                 7.25        03/15/2015           151,500
        155,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                             7.88        02/01/2008           157,325
        120,000  HCA INCORPORATED++                                                  9.25        11/15/2016           128,550

                                                                                                                      645,715
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.07%
        243,206  CORE INVESTMENT GRADE TRUST                                         4.64        11/30/2007           241,961
        140,000  ERP OPERATING LP                                                    5.13        03/15/2016           137,984
        175,000  SIMON PROPERTY GROUP LP                                             6.38        11/15/2007           176,143

                                                                                                                      556,088
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.15%
         40,000  BUFFALO THUNDER DEVELOPMENT AUTHORITY++                             9.38        12/15/2014            41,300
         35,000  SEMINOLE HARD ROCK ENTERTAINMENT INCORPORATED/SEMINOLE HARD
                 ROCK INTERNATIONAL LLC+/-++                                         7.85        03/15/2014            35,219

                                                                                                                       76,519
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.20%
        100,000  CASE NEW HOLLAND INCORPORATED                                       7.13        03/01/2014           103,500
                                                                                                              ---------------

INSURANCE CARRIERS - 0.53%
        130,000  ING (USA) GLOBAL FUNDING TRUST                                      4.50        10/01/2010           127,746
        145,000  METLIFE INCORPORATED                                                6.40        12/15/2036           147,688

                                                                                                                      275,434
                                                                                                              ---------------

LEGAL SERVICES - 0.20%
        100,000  FTI CONSULTING INCORPORATED                                          7.75       10/01/2016           105,500
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 0.15%
         75,000  INVACARE CORPORATION++                                               9.75       02/15/2015            76,313
                                                                                                              ---------------

METAL MINING - 0.43%
        230,000  CODELCO INCORPORATED++                                               4.75       10/15/2014           222,121
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
         95,000  CLARKE AMERICAN CORPORATION                                         11.75       12/15/2013           109,250
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 0.51%
        164,450  CVS LEASE PASS THROUGH SERIES T++                                    6.04       12/10/2028           165,904
         95,000  RITE AID CORPORATION                                                 8.13       05/01/2010            97,494

                                                                                                                      263,398
                                                                                                              ---------------

MOTION PICTURES - 0.53%
         95,000  TIME WARNER INCORPORATED                                             5.88       11/15/2016            97,053
        175,000  WALT DISNEY COMPANY SERIES MTN                                       5.63       09/15/2016           179,603

                                                                                                                      276,656
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.91%
         85,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                      5.85       06/01/2013            87,936
        195,000  CAPITAL ONE BANK                                                     6.50       06/13/2013           206,609
        255,000  FORD MOTOR CREDIT COMPANY                                            8.00       12/15/2016           251,729
        105,000  GMAC LLC<<                                                           7.75       01/19/2010           108,467
         80,000  GMAC LLC                                                             6.00       12/15/2011            78,271
        130,000  GMAC LLC<<                                                           6.75       12/01/2014           129,652

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)

$       115,000  GMAC LLC                                                            8.00%       11/01/2031   $       126,807
        190,000  HOUSEHOLD FINANCE CORPORATION                                       8.00        07/15/2010           207,219
        185,000  RESIDENTIAL CAPITAL CORPORATION                                     6.13        11/21/2008           185,723
        125,000  RESIDENTIAL CAPITAL CORPORATION                                     6.38        06/30/2010           126,093

                                                                                                                    1,508,506
                                                                                                              ---------------

OIL & GAS - 0.30%
        155,000  HILCORP ENERGY++                                                    7.75        11/01/2015           155,000
                                                                                                              ---------------

OIL & GAS EXTRACTION - 1.78%
        185,000  CHESAPEAKE ENERGY CORPORATION                                       6.38        06/15/2015           183,613
         95,000  CHESAPEAKE ENERGY CORPORATION                                       6.25        01/15/2018            93,575
        100,000  HANOVER COMPRESSOR COMPANY                                          7.50        04/15/2013           102,000
        115,000  PARKER DRILLING COMPANY+/-                                         10.12        09/01/2010           117,300
        140,000  PEMEX PROJECT FUNDING MASTER TRUST                                  7.38        12/15/2014           154,280
        140,000  PRIDE INTERNATIONAL INCORPORATED                                    7.38        07/15/2014           143,500
        125,000  RANGE RESOURCES CORPORATION                                         7.50        05/15/2016           128,438

                                                                                                                      922,706
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 1.30%
         85,000  APPLETON PAPERS INCORPORATED                                        8.13        06/15/2011            87,975
        120,000  BOISE CASCADE LLC<<+/-                                              8.24        10/15/2012           120,000
        120,000  BOWATER INCORPORATED+/-                                             8.36        03/15/2010           121,200
         60,000  GEORGIA-PACIFIC CORPORATION++                                       7.13        01/15/2017            60,000
         95,000  GREIF INCORPORATED++                                                6.75        02/01/2017            95,950
         90,000  P.H. GLATFELTER COMPANY                                             7.13        05/01/2016            91,350
         90,000  VERSO PAPER HOLDINGS LLC++                                          9.13        08/01/2014            94,950

                                                                                                                      671,425
                                                                                                              ---------------

PERSONAL SERVICES - 0.20%
        100,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                         7.00        06/15/2017           101,000
                                                                                                              ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.38%
        190,000  PLAINS ALL AMERICAN PIPELINE LP++                                   6.13        01/15/2017           195,385
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 0.38%
         70,000  AK STEEL CORPORATION                                                7.75        06/15/2012            70,875
        120,000  ALERIS INTERNATIONAL INCORPORATED++                                 9.00        12/15/2014           127,200

                                                                                                                      198,075
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.72%
        100,000  DEX MEDIA INCORPORATED                                              8.00        11/15/2013           104,500
        120,000  IDEARC INCORPORATED++                                               8.00        11/15/2016           123,300
        140,000  PRIMEDIA INCORPORATED+/-                                           10.74        05/15/2010           145,250

                                                                                                                      373,050
                                                                                                              ---------------

RAILROAD TRANSPORTATION - 0.22%
        110,000  CANADIAN NATIONAL RAILWAY COMPANY                                   6.38        10/15/2011           115,581
                                                                                                              ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.71%
        150,000  ISTAR FINANCIAL INCORPORATED++                                      5.95        10/15/2013           152,315
         95,000  RECKSON OPERATING PARTNERSHIP LP                                    6.00        03/31/2016            93,998
        120,000  ROUSE COMPANY LP++                                                  6.75        05/01/2013           123,569

                                                                                                                      369,882
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.26%
$       130,000  E*TRADE FINANCIAL CORPORATION                                       8.00%       06/15/2011   $       136,175
                                                                                                              ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.39%
        190,000  BWAY CORPORATION                                                   10.00        10/15/2010           199,500
                                                                                                              ---------------

TEXTILE MILL PRODUCTS - 0.20%
        100,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                     8.88        09/15/2013           103,500
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 0.72%
        205,000  DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                           5.60        03/07/2007           205,001
        115,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                              7.75        01/18/2011           124,281
         44,000  RAYTHEON COMPANY                                                    6.75        08/15/2007            44,240

                                                                                                                      373,522
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $15,226,721)                                                                   15,510,342
                                                                                                              ---------------

FOREIGN CORPORATE BONDS @- 5.07%
        175,000  BARCLAYS BANK PLC+/-++                                              5.93        12/31/2049           178,814
        185,000  EMBRAER OVERSEAS LIMITED++                                          6.38        01/24/2017           185,925
        175,000  FBG FINANCE LIMITED++                                               5.13        06/15/2015           167,838
        105,000  GRUPO TELEVISA SA                                                   6.63        03/18/2025           110,375
        165,000  HSBC HOLDINGS PLC<<                                                 6.50        05/02/2036           180,890
        100,000  INEOS GROUP HOLDINGS PLC<<++                                        8.50        02/15/2016            97,250
        210,000  MUFG CAPITAL FINANCING 1 LIMITED+/-                                 6.35        07/29/2049           217,858
        140,000  NOVELIS INCORPORATED                                                7.25        02/15/2015           145,600
         40,000  NXP BV++                                                            7.88        10/15/2014            41,300
         80,000  QUEBECOR WORLD INCORPORATED++                                       9.75        01/15/2015            84,600
        240,000  ROGERS CABLE INCORPORATED                                           6.75        03/15/2015           251,400
        150,000  ROGERS WIRELESS INCORPORATED                                        6.38        03/01/2014           153,938
        255,000  TELECOM ITALIA CAPITAL                                              5.25        10/01/2015           243,433
        200,000  TELEFONICA EMISIONES SAU                                            5.98        06/20/2011           205,526
        180,000  WESTFIELD GROUP++                                                   5.40        10/01/2012           181,914
        180,000  XSTRATA FINANCE CANADA++                                            5.80        11/15/2016           183,295

TOTAL FOREIGN CORPORATE BONDS (COST $2,566,739)                                                                     2,629,956
                                                                                                              ---------------

FOREIGN GOVERNMENT BONDS @- 0.25%
        130,000  UNITED MEXICAN STATES                                               5.63        01/15/2017           130,520

TOTAL FOREIGN GOVERNMENT BONDS (COST $128,944)                                                                        130,520
                                                                                                              ---------------

US TREASURY SECURITIES - 22.99%

US TREASURY BONDS - 6.77%
      1,024,000  US TREASURY BOND<<                                                  8.13        08/15/2021         1,382,000
      1,190,000  US TREASURY BOND<<                                                  7.13        02/15/2023         1,500,144
        170,000  US TREASURY BOND<<                                                  5.38        02/15/2031           185,353
        455,000  US TREASURY BOND - INFLATION PROTECTED<<&                           4.50        02/15/2036           441,279

                                                                                                                    3,508,776
                                                                                                              ---------------

US TREASURY NOTES - 16.22%
        250,000  US TREASURY NOTE<<                                                  4.63        03/31/2008           249,326
      6,240,000  US TREASURY NOTE<<                                                  4.25        10/15/2010         6,185,643
        625,000  US TREASURY NOTE<<                                                  4.63        12/31/2011           627,710
        711,000  US TREASURY NOTE<<                                                  4.88        08/15/2016           727,497

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
US TREASURY NOTES (continued)

$       615,000  US TREASURY NOTE<<                                                  4.63%       11/15/2016   $       617,703

                                                                                                                    8,407,879
                                                                                                              ---------------

TOTAL US TREASURY SECURITIES (COST $11,823,837)                                                                    11,916,655
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 37.95%

COLLATERAL INVESTED IN OTHER ASSETS - 37.95%
         61,955  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                            5.40        11/21/2007            62,011
          1,859  AMERICAN GENERAL FINANCE CORPORATION+/-                             5.42        06/27/2007             1,860
            682  AMERICAN GENERAL FINANCE CORPORATION+/-                             5.47        01/18/2008               682
        179,669  AMERICAN GENERAL FINANCE CORPORATION+/-++                           5.37        03/14/2008           179,709
          5,142  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                  5.32        07/10/2007             5,143
          6,196  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                  5.46        09/27/2007             6,202
          6,096  AMSTEL FUNDING CORPORATION                                          5.31        03/15/2007             6,084
         46,578  AMSTEL FUNDING CORPORATION                                          5.31        04/16/2007            46,266
         21,573  AMSTEL FUNDING CORPORATION                                          5.31        04/20/2007            21,416
         77,413  ASIF GLOBAL FINANCING+/-++                                          5.40        05/03/2007            77,424
        154,887  ATLAS CAPITAL FUNDING CORPORATION+/-++                              5.33        05/10/2007           154,887
          9,293  ATLAS CAPITAL FUNDING CORPORATION++                                 5.29        05/21/2007             9,184
        123,910  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                   5.30        04/25/2007           123,914
        154,887  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                  5.37        10/25/2007           154,889
        209,079  ATOMIUM FUNDING CORPORATION++                                       5.33        05/11/2007           206,920
        328,361  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.38        08/22/2007           328,361
         31,907  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.94        09/27/2007            32,030
        154,887  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.39        10/05/2007           154,887
        281,895  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                   5.44        10/03/2007           282,129
      2,261,356  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                 $2,261,693)                                                         5.36        03/01/2007         2,261,356
         92,932  BETA FINANCE INCORPORATED SERIES MTN+/-++                           5.33        07/17/2007            92,956
        805,415  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $805,534)          5.36        03/01/2007           805,414
         27,651  BUCKINGHAM CDO LLC                                                  5.30        03/15/2007            27,594
         72,686  CAIRN HIGH GRADE FUNDING I LLC                                      5.29        03/01/2007            72,686
         13,011  CAIRN HIGH GRADE FUNDING I LLC                                      5.31        03/08/2007            12,997
         31,225  CAIRN HIGH GRADE FUNDING I LLC++                                    5.31        03/14/2007            31,166
         43,368  CAIRN HIGH GRADE FUNDING I LLC++                                    5.30        03/22/2007            43,236
         80,541  CAIRN HIGH GRADE FUNDING I LLC++                                    5.32        04/23/2007            79,920
         61,955  CAIRN HIGH GRADE FUNDING I LLC                                      5.32        05/08/2007            61,342
        111,519  CAIRN HIGH GRADE FUNDING I LLC                                      5.32        05/10/2007           110,383
         91,755  CAIRN HIGH GRADE FUNDING I LLC++                                    5.32        05/14/2007            90,767
          2,416  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                       5.43        08/20/2007             2,418
        154,887  CBA (DELAWARE) FINANCE INCORPORATED                                 5.31        05/31/2007           152,840
         50,710  CEDAR SPRINGS CAPITAL COMPANY++                                     5.28        03/02/2007            50,703
        112,938  CEDAR SPRINGS CAPITAL COMPANY++                                     5.29        03/05/2007           112,872
          2,974  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        03/07/2007             2,971
         15,464  CEDAR SPRINGS CAPITAL COMPANY++                                     5.31        03/12/2007            15,439
        154,887  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        03/16/2007           154,548
         47,284  CEDAR SPRINGS CAPITAL COMPANY                                       5.29        03/29/2007            47,091
        270,861  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        04/10/2007           269,284
        188,337  CEDAR SPRINGS CAPITAL COMPANY                                       5.31        04/16/2007           187,075
         18,271  CEDAR SPRINGS CAPITAL COMPANY                                       5.32        04/18/2007            18,143
        185,629  CEDAR SPRINGS CAPITAL COMPANY++                                     5.31        05/08/2007           183,792
          9,089  CHEYNE FINANCE LLC++                                                5.30        03/01/2007             9,089
          4,027  CHEYNE FINANCE LLC                                                  5.29        03/22/2007             4,015
         65,053  CHEYNE FINANCE LLC++                                                5.33        04/13/2007            64,645
          6,196  CHEYNE FINANCE LLC++                                                5.31        04/17/2007             6,153
         80,541  CHEYNE FINANCE LLC                                                  5.33        05/11/2007            79,709
         61,955  CHEYNE FINANCE LLC                                                  5.32        05/14/2007            61,288
         27,880  CHEYNE FINANCE LLC                                                  5.32        06/07/2007            27,483
        495,640  CHEYNE FINANCE LLC                                                  5.32        06/18/2007           487,789
        123,910  CHEYNE FINANCE LLC                                                  5.32        07/17/2007           121,430

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$       123,910  CHEYNE FINANCE LLC                                                  5.32%       07/18/2007   $       121,413
        154,887  CHEYNE FINANCE LLC+/-++                                             5.32        02/25/2008           154,829
          6,648  CIT GROUP INCORPORATED+/-                                           5.58        05/18/2007             6,651
         61,955  CIT GROUP INCORPORATED+/-                                           5.43        12/19/2007            62,019
        334,572  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $334,622)            5.36        03/01/2007           334,572
        353,143  COBBLER FUNDING LIMITED                                             5.29        03/15/2007           352,423
         24,782  COMERICA BANK+/-                                                    5.34        07/20/2007            24,787
        527,547  CORPORATE ASSET SECURITIZATION AUSTRALIA++                          5.31        03/13/2007           526,623
         30,977  CREDIT SUISSE FIRST BOSTON (NEW YORK) SERIES YCD+/-                 5.36        03/27/2007            30,970
         27,880  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-         5.46        04/05/2007            27,883
         14,188  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-         5.73        10/29/2007            14,229
        682,183  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT (MATURITY
                 VALUE $682,285)                                                     5.36        03/01/2007           682,183
          1,549  CROWN POINT CAPITAL COMPANY                                         5.32        04/17/2007             1,538
        750,498  DEER VALLEY FUNDING LLC                                             5.29        03/07/2007           749,845
        154,887  DEER VALLEY FUNDING LLC                                             5.30        03/19/2007           154,482
         14,095  DEUTSCHE BANK AG (NEW YORK) SERIES YCD+/-                           5.34        03/15/2007            14,085
        123,910  FCAR OWNER TRUST SERIES II                                          5.33        06/11/2007           122,074
         61,955  FCAR OWNER TRUST SERIES II                                          5.34        06/21/2007            60,947
          5,241  FCAR OWNER TRUST SERIES II                                          5.32        06/22/2007             5,155
         40,271  FCAR OWNER TRUST SERIES II                                          5.33        07/20/2007            39,448
          6,196  FIVE FINANCE INCORPORATED+/-++                                      5.33        09/13/2007             6,197
        111,519  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                      5.31        06/18/2007           109,752
         15,495  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                      5.32        06/25/2007            15,234
          6,196  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                    5.34        07/12/2007             6,076
          2,676  FOX TROT CDO LIMITED++                                              5.29        04/11/2007             2,660
         99,128  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                       5.40        06/18/2007            99,128
        125,118  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                 5.42        06/22/2007           125,177
        210,895  GENWORTH FINANCIAL INCORPORATED+/-                                  5.51        06/15/2007           211,013
        335,951  GEORGE STREET FINANCE LLC                                           5.32        03/28/2007           334,627
        154,887  GERMAN RESIDENTIAL FUNDING+/-++                                     5.34        08/22/2007           154,887
        154,887  GERMAN RESIDENTIAL FUNDING+/-++                                     5.35        08/22/2007           154,887
        309,775  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                     5.46        03/30/2007           309,793
          4,647  GRAMPIAN FUNDING LIMITED                                            5.31        05/22/2007             4,591
         10,470  HUDSON-THAMES LLC++                                                 5.33        03/05/2007            10,464
         25,612  HUDSON-THAMES LLC++                                                 5.30        04/02/2007            25,493
        215,987  HUDSON-THAMES LLC                                                   5.31        04/16/2007           214,540
         48,641  HUDSON-THAMES LLC                                                   5.31        04/20/2007            48,287
        190,908  HUDSON-THAMES LLC                                                   5.32        07/16/2007           187,117
          4,337  IBM CORPORATION SERIES MTN+/-                                       5.36        06/28/2007             4,338
        216,842  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                       5.39        09/17/2007           216,842
          1,549  IRISH LIFE & PERMANENT PLC++                                        5.31        04/04/2007             1,541
        396,512  KAUPTHING BANK SERIES MTN+/-++                                      5.40        03/20/2007           396,492
         26,232  KLIO FUNDING CORPORATION++                                          5.31        04/12/2007            26,071
         12,112  KLIO III FUNDING CORPORATION                                        5.31        03/20/2007            12,079
        253,668  KLIO III FUNDING CORPORATION                                        5.31        05/08/2007           251,157
         20,476  LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.34        03/15/2007            20,434
         63,014  LA FAYETTE ASSET SECURITIZATION CORPORATION                         5.30        04/09/2007            62,656
        216,842  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            5.46        05/31/2007           216,936
         34,757  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                5.48        04/20/2007            34,765
         15,489  LIBERTY LIGHT US CAPITAL+/-++                                       5.36        11/21/2007            15,496
         24,782  LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                           5.48        04/16/2007            24,787
        154,887  LIQUID FUNDING LIMITED++                                            5.29        03/05/2007           154,798
         86,848  LIQUID FUNDING LIMITED++                                            5.30        03/30/2007            86,481
          9,293  LIQUID FUNDING LIMITED++                                            5.34        07/16/2007             9,109
        309,775  LIQUID FUNDING LIMITED+/-++                                         5.29        08/15/2007           302,288
          4,647  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                 5.60        01/02/2008             4,656
          3,098  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.54        04/20/2007             3,099
          1,053  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.39        08/24/2007             1,054
         18,586  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.47        08/27/2007            18,606
          3,717  METLIFE GLOBAL FUNDING I+/-++                                       5.43        03/16/2007             3,717
        154,887  METLIFE GLOBAL FUNDING I+/-++                                       5.31        02/22/2008           154,887
         13,320  MORGAN STANLEY+/-                                                   5.48        11/09/2007            13,336
        293,676  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $293,720)       5.36        03/01/2007           293,676

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$        95,256  MORGAN STANLEY SERIES EXL+/-                                        5.38%       03/14/2008   $        95,300
        154,887  NATEXIS BANQUES POPULAIRES+/-++                                     5.35        11/09/2007           154,880
        244,412  NATIONWIDE BUILDING SOCIETY+/-++                                    5.48        07/20/2007           244,566
         15,489  NATIONWIDE BUILDING SOCIETY+/-                                      5.48        07/20/2007            15,500
         13,500  NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.27        03/27/2007            13,449
         18,215  NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.30        04/09/2007            18,111
         97,982  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                           5.34        07/30/2007            95,841
          5,966  NORTH SEA FUNDING LLC++                                             5.32        04/16/2007             5,926
        290,910  RACERS TRUST SERIES 2004-6-MM+/-++                                  5.34        08/22/2007           290,956
         20,259  ROYAL BANK OF SCOTLAND PLC+/-++                                     5.36        03/30/2007            20,260
          8,822  SCALDIS CAPITAL LIMITED                                             5.31        03/19/2007             8,799
          3,717  SCALDIS CAPITAL LIMITED++                                           5.31        04/16/2007             3,692
        148,692  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                          5.32        04/11/2007           148,695
        111,519  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                          5.33        10/26/2007           111,516
        123,910  SLM CORPORATION+/-++                                                5.32        03/12/2008           123,932
         37,916  SLM CORPORATION SERIES MTN1+/-                                      5.57        07/25/2007            37,954
          9,913  SOCIETE GENERALE NORTH AMERICA                                      5.33        06/11/2007             9,766
         10,935  SOCIETE GENERALE NORTH AMERICA                                      5.34        06/20/2007            10,759
         74,346  STANFIELD VICTORIA FUNDING++                                        5.32        04/25/2007            73,750
         46,156  STANFIELD VICTORIA FUNDING                                          5.33        06/21/2007            45,405
        510,509  STANFIELD VICTORIA FUNDING++                                        5.33        06/26/2007           501,830
         61,955  STANFIELD VICTORIA FUNDING                                          5.34        07/30/2007            60,601
         21,684  TASMAN FUNDING INCORPORATED++                                       5.32        05/16/2007            21,444
        619,550  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                           5.51        12/31/2007           619,550
        119,071  TRAVELERS INSURANCE COMPANY+/-                                      5.39        02/08/2008           119,069
          1,586  TULIP FUNDING CORPORATION                                           5.31        04/25/2007             1,573
        154,887  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  5.33        03/09/2007           154,911
         33,456  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                   5.37        12/03/2007            33,466
         10,532  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                   5.36        12/13/2007            10,539
         12,391  VERSAILLES CDS LLC++                                                5.30        03/15/2007            12,366
          9,293  VERSAILLES CDS LLC++                                                5.31        04/16/2007             9,231
          9,293  VETRA FINANCE CORPORATION++                                         5.31        03/02/2007             9,292
        104,332  VETRA FINANCE CORPORATION++                                         5.32        03/13/2007           104,150
        105,323  VETRA FINANCE CORPORATION++                                         5.30        04/23/2007           104,511
            929  WACHOVIA CORPORATION+/-                                             5.41        07/20/2007               930
        154,887  WAL-MART STORES INCORPORATED SERIES MTN+/-                          5.26        03/28/2007           154,884
         30,358  WESTPAC BANKING CORPORATION++                                       5.30        03/29/2007            30,234
         13,760  WHISTLEJACKET CAPITAL LIMITED                                       5.31        03/20/2007            13,722
        138,897  WHISTLEJACKET CAPITAL LIMITED++                                     5.30        03/30/2007           138,309
        126,072  WHITE PINE FINANCE LLC                                              5.30        03/12/2007           125,870
        136,666  WHITE PINE FINANCE LLC++                                            5.31        03/30/2007           136,088
        102,226  WHITE PINE FINANCE LLC+/-++                                         5.32        04/20/2007           102,229
         49,564  WHITE PINE FINANCE LLC+/-++                                         5.35        06/21/2007            49,574
        176,770  WORLD OMNI VEHICLE LEASING                                          5.33        03/21/2007           176,254
          3,098  WORLD SAVINGS BANK FSB+/-                                           5.43        06/01/2007             3,099
            620  WORLD SAVINGS BANK FSB SERIES BKNT+/-                               5.36        10/19/2007               620
          7,744  YORKTOWN CAPITAL LLC                                                5.31        03/12/2007             7,733

                                                                                                                   19,669,108
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $19,669,108)                                                         19,669,108
                                                                                                              ---------------
SHARES

SHORT-TERM INVESTMENTS - 3.57%
      1,850,734  WELLS FARGO MONEY MARKET TRUST~+++                                                                 1,850,734
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,850,734)                                                                      1,850,734
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INCOME PLUS FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $72,859,526)*                                                                141.44%                    $    73,306,983

OTHER ASSETS AND LIABILITIES, NET                                                  (41.44)                        (21,478,809)
                                                                                ---------                     ---------------

TOTAL NET ASSETS                                                                   100.00%                    $    51,828,174
                                                                                ---------                     ---------------


<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,850,734.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INFLATION-PROTECTED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                     VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.26%
            N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                     $    93,655,301

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $95,308,271)                                               93,655,301
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $95,308,271)*                                      100.26%                                              $    93,655,301

OTHER ASSETS AND LIABILITIES, NET                         (0.26)                                                     (240,612)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $    93,414,689
                                                         ------                                               ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 52.17%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.95%
$     4,121,779  FHLMC #B13066<<                                                     4.00%       03/01/2014   $     4,000,824
      1,557,327  FHLMC #B13579                                                       5.00        04/01/2019         1,538,612
      1,226,321  FHLMC #B13580                                                       5.00        04/01/2019         1,211,583
     22,900,095  FHLMC #B13654                                                       4.00        04/01/2014        22,225,022
      2,790,427  FHLMC #B15194<<                                                     5.00        06/01/2019         2,756,893
      3,149,454  FHLMC #B16884<<                                                     5.00        10/01/2019         3,111,605
      7,700,272  FHLMC #B17855<<                                                     5.00        02/01/2020         7,598,073
      1,045,525  FHLMC #C01345                                                       7.00        04/01/2032         1,080,075
        113,052  FHLMC #C31808                                                       7.50        10/01/2029           118,103
      1,039,352  FHLMC #C59553                                                       7.50        11/01/2031         1,083,272
      1,651,742  FHLMC #C65576<<                                                     7.50        04/01/2032         1,717,990
      3,622,329  FHLMC #E96459<<                                                     5.00        05/01/2018         3,582,293
         86,666  FHLMC #G00683                                                       8.50        12/01/2025            92,885

                                                                                                                   50,117,230
                                                                                                              ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 43.22%
      5,600,000  FNMA<<                                                              5.75        02/15/2008         5,635,353
     15,000,000  FNMA<<                                                              6.00        05/15/2011        15,668,655
     10,000,000  FNMA<<                                                              5.38        11/15/2011        10,237,070
        122,387  FNMA #253266                                                        8.00        05/01/2030           129,132
        605,867  FNMA #253951                                                        7.50        09/01/2031           631,462
        694,452  FNMA #254218                                                        7.00        02/01/2032           718,140
        232,274  FNMA #254223                                                        7.50        02/01/2032           242,087
      1,657,315  FNMA #254480<<                                                      7.00        10/01/2032         1,712,264
      7,574,130  FNMA #254836                                                        4.00        07/01/2010         7,354,406
     11,960,803  FNMA #255720+/-                                                     4.00        03/01/2035        11,658,626
      1,345,527  FNMA #313689                                                        7.00        08/01/2007         1,345,246
      9,259,410  FNMA #313864                                                        6.69        12/01/2007         9,248,989
      8,706,998  FNMA #357464                                                        4.50        12/01/2018         8,459,872
      7,200,759  FNMA #387402                                                        5.03        05/01/2015         7,157,224
      7,601,000  FNMA #387405                                                        5.09        05/01/2015         7,579,969
        158,451  FNMA #417768                                                        6.50        03/01/2028           163,098
     14,527,107  FNMA #555710                                                        4.50        08/01/2018        14,114,792
        390,310  FNMA #70765                                                         9.00        03/01/2021           421,221
      6,601,913  FNMA #735964+/-                                                     4.76        10/01/2035         6,567,036
     10,396,551  FNMA #787275+/-                                                     4.88        06/01/2034        10,304,107
      5,028,990  FNMA #813158+/-                                                     4.86        12/01/2034         5,022,017
      4,785,857  FNMA #873354                                                        5.61        02/01/2021         4,968,602
     11,700,000  FNMA #874284                                                        5.12        01/01/2017        11,665,266
     14,376,021  FNMA #880020+/-                                                     4.88        02/01/2036        14,275,251
     23,175,000  FNMA GRANTOR TRUST SERIES 2001-T11 CLASS B<<                        5.50        09/25/2011        23,724,790
     15,275,044  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                          5.34        04/25/2012        15,541,652
     15,000,000  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                           4.49        11/25/2012        14,619,213
     34,000,000  FNMA TBA%%                                                          5.00        03/01/2037        33,001,250

                                                                                                                  242,166,790
                                                                                                              ---------------

TOTAL AGENCY SECURITIES (COST $294,429,061)                                                                       292,284,020
                                                                                                              ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.43%
      2,000,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2005-6 CLASS A4+/-                                                  5.18        09/10/2047         2,002,327
      5,700,000  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B       7.30        06/10/2032         5,917,806
     37,188,000  FHLMC SERIES 3139 CLASS YD<<                                        4.38        04/15/2015        36,474,593
     33,831,624  FHLMC SERIES 3185 CLASS PA<<                                        4.50        08/15/2026        33,512,024
      4,750,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                 CLASS A2                                                            7.39        12/15/2031         4,966,364
      8,822,159  FNMA SERIES 2005-77 CLASS BX<<                                      4.50        07/25/2028         8,727,594
      1,889,969  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 1997-C1 CLASS A3                                                    6.87        07/15/2029         1,892,458

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

$     8,000,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2007-CB18 CLASS A3+/-                                        5.45%       06/12/2047   $     8,039,718
     10,000,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C7 CLASS A3            5.35        11/15/2038        10,043,134
     14,175,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                   5.17        01/14/2042        14,094,948

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $126,646,545)                                                     125,670,966
                                                                                                              ---------------
US TREASURY SECURITIES - 22.72%

US TREASURY BONDS - 0.52%
      3,000,000  US TREASURY BOND<<                                                  4.50        02/15/2036         2,909,532
                                                                                                              ---------------

US TREASURY NOTES - 22.20%
     48,550,000  US TREASURY NOTE                                                    4.88        08/31/2008        48,633,457
     60,000,000  US TREASURY NOTE<<                                                  4.88        08/15/2009        60,389,040
     15,000,000  US TREASURY NOTE<<                                                  4.88        08/15/2016        15,348,045

                                                                                                                  124,370,542
                                                                                                              ---------------

TOTAL US TREASURY SECURITIES (COST $126,915,311)                                                                  127,280,074
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 40.39%
COLLATERAL INVESTED IN OTHER ASSETS - 40.39%

        704,872  AMERICAN EXPRESS BANK+/-                                            5.40        11/21/2007           705,514
      2,044,130  AMERICAN GENERAL FINANCE+/-++                                       5.37        03/14/2008         2,044,580
         21,146  AMERICAN GENERAL FINANCE CORPORATION+/-                             5.42        06/27/2007            21,157
          7,754  AMERICAN GENERAL FINANCE CORPORATION+/-                             5.47        01/18/2008             7,763
         70,487  AMERICAN HONDA FINANCE+/-++                                         5.46        09/27/2007            70,557
         58,504  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                  5.32        07/10/2007            58,509
         69,359  AMSTEL FUNDING CORPORATION                                          5.31        03/15/2007            69,218
        529,923  AMSTEL FUNDING CORPORATION                                          5.31        04/16/2007           526,373
        245,437  AMSTEL FUNDING CORPORATION                                          5.31        04/20/2007           243,650
        880,738  ASIF GLOBAL FINANCING+/-++                                          5.40        05/03/2007           880,870
      1,762,181  ATLAS CAPITAL FUNDING CORPORATION+/-++                              5.33        05/10/2007         1,762,181
        105,731  ATLAS CAPITAL FUNDING CORPORATION++                                 5.29        05/21/2007           104,484
      1,409,745  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                   5.30        04/25/2007         1,409,787
      1,762,181  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                  5.37        10/25/2007         1,762,199
      2,378,733  ATOMIUM FUNDING CORPORATION++                                       5.33        05/11/2007         2,354,161
      3,735,824  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.38        08/22/2007         3,735,824
        363,009  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.94        09/27/2007           364,407
      1,762,181  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.39        10/05/2007         1,762,181
      3,207,170  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                   5.44        10/03/2007         3,209,832
     18,679,119  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                 $18,681,900)                                                        5.36        03/01/2007        18,679,119
      7,048,724  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                 $7,049,774)                                                         5.36        03/01/2007         7,048,724
      1,057,309  BETA FINANCE INCORPORATED+/-++                                      5.33        07/17/2007         1,057,573
      9,163,342  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $9,164,706)        5.36        03/01/2007         9,163,342
        314,585  BUCKINGHAM CDO LLC                                                  5.30        03/15/2007           313,943
        826,956  CAIRN HIGH GRADE FUNDING I LLC                                      5.29        03/01/2007           826,956
        148,023  CAIRN HIGH GRADE FUNDING I LLC                                      5.31        03/08/2007           147,872
        355,256  CAIRN HIGH GRADE FUNDING I LLC++                                    5.31        03/14/2007           354,581
        493,411  CAIRN HIGH GRADE FUNDING I LLC++                                    5.30        03/22/2007           491,901
        916,334  CAIRN HIGH GRADE FUNDING I LLC++                                    5.32        04/23/2007           909,269
        704,872  CAIRN HIGH GRADE FUNDING I LLC                                      5.32        05/08/2007           697,894
      1,268,770  CAIRN HIGH GRADE FUNDING I LLC                                      5.32        05/10/2007         1,255,842
      1,043,916  CAIRN HIGH GRADE FUNDING I LLC++                                    5.32        05/14/2007         1,032,673
         27,490  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                       5.43        08/20/2007            27,508
      1,762,181  CBA (DELAWARE) FINANCE INCORPORATED                                 5.31        05/31/2007         1,738,885
        576,938  CEDAR SPRINGS CAPITAL COMPANY++                                     5.28        03/02/2007           576,852
      1,284,912  CEDAR SPRINGS CAPITAL COMPANY++                                     5.29        03/05/2007         1,284,167

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$        33,834  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30%       03/07/2007   $        33,804
        175,936  CEDAR SPRINGS CAPITAL COMPANY++                                     5.31        03/12/2007           175,655
      1,762,181  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        03/16/2007         1,758,322
        537,959  CEDAR SPRINGS CAPITAL COMPANY                                       5.29        03/29/2007           535,764
      3,081,632  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        04/10/2007         3,063,697
      2,142,742  CEDAR SPRINGS CAPITAL COMPANY                                       5.31        04/16/2007         2,128,385
        207,867  CEDAR SPRINGS CAPITAL COMPANY                                       5.32        04/18/2007           206,414
      2,111,939  CEDAR SPRINGS CAPITAL COMPANY++                                     5.31        05/08/2007         2,091,031
        103,405  CHEYNE FINANCE LLC++                                                5.30        03/01/2007           103,405
         45,817  CHEYNE FINANCE LLC                                                  5.29        03/22/2007            45,677
        740,116  CHEYNE FINANCE LLC++                                                5.33        04/13/2007           735,483
         70,487  CHEYNE FINANCE LLC++                                                5.31        04/17/2007            70,005
        916,334  CHEYNE FINANCE LLC                                                  5.33        05/11/2007           906,868
        704,872  CHEYNE FINANCE LLC                                                  5.32        05/14/2007           697,281
        317,193  CHEYNE FINANCE LLC                                                  5.32        06/07/2007           312,676
      5,638,979  CHEYNE FINANCE LLC                                                  5.32        06/18/2007         5,549,658
      1,409,745  CHEYNE FINANCE LLC                                                  5.32        07/17/2007         1,381,536
      1,409,745  CHEYNE FINANCE LLC                                                  5.32        07/18/2007         1,381,338
      1,762,181  CHEYNE FINANCE LLC+/-++                                             5.32        02/25/2008         1,761,511
         75,633  CIT GROUP INCORPORATED+/-                                           5.58        05/18/2007            75,675
        704,872  CIT GROUP INCORPORATED+/-                                           5.43        12/19/2007           705,598
      3,840,810  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $3,841,382)          5.36        03/01/2007         3,840,810
      4,017,773  COBBLER FUNDING LIMITED                                             5.29        03/15/2007         4,009,577
        281,949  COMERICA BANK+/-                                                    5.34        07/20/2007           282,006
      6,001,989  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                  5.31        03/13/2007         5,991,485
        352,436  CREDIT SUISSE FIRST BOSTON+/-                                       5.36        03/27/2007           352,352
        317,193  CREDIT SUISSE FIRST BOSTON+/-                                       5.46        04/05/2007           317,224
        161,416  CREDIT SUISSE FIRST BOSTON+/-                                       5.73        10/29/2007           161,889
      7,761,320  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT (MATURITY
                 VALUE $7,762,475)                                                   5.36        03/01/2007         7,761,320
         17,622  CROWN POINT CAPITAL COMPANY                                         5.32        04/17/2007            17,501
      8,538,543  DEER VALLEY FUNDING LLC                                             5.29        03/07/2007         8,531,114
      1,762,181  DEER VALLEY FUNDING LLC                                             5.30        03/19/2007         1,757,564
        160,358  DEUTSCHE BANK AG+/-                                                 5.34        03/15/2007           160,245
      1,409,745  FCAR OWNER TRUST SERIES II                                          5.33        06/11/2007         1,388,852
        704,872  FCAR OWNER TRUST SERIES II                                          5.34        06/21/2007           693,404
         59,632  FCAR OWNER TRUST SERIES II                                          5.32        06/22/2007            58,653
        458,167  FCAR OWNER TRUST SERIES II                                          5.33        07/20/2007           448,802
         70,487  FIVE FINANCE INCORPORATED+/-++                                      5.33        09/13/2007            70,507
      1,268,770  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                      5.31        06/18/2007         1,248,673
        176,289  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                      5.32        06/25/2007           173,318
         70,487  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                    5.34        07/12/2007            69,128
         30,450  FOX TROT CDO LIMITED++                                              5.29        04/11/2007            30,269
      1,127,796  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                       5.40        06/18/2007         1,127,796
      1,423,490  GENERAL ELECTRIC CAPITAL CORPORATION+/-                             5.42        06/22/2007         1,424,159
      2,399,386  GENWORTH FINANCIAL INCORPORATED+/-                                  5.51        06/15/2007         2,400,729
      3,822,171  GEORGE STREET FINANCE LLC                                           5.32        03/28/2007         3,807,111
      1,762,181  GERMAN RESIDENTIAL FUNDING+/-++                                     5.34        08/22/2007         1,762,181
      1,762,181  GERMAN RESIDENTIAL FUNDING+/-++                                     5.35        08/22/2007         1,762,181
      3,524,362  GOLDMAN SACHS GROUP INCORPORATED+/-                                 5.46        03/30/2007         3,524,574
         52,865  GRAMPIAN FUNDING LIMITED                                            5.31        05/22/2007            52,234
        119,123  HUDSON-THAMES LLC++                                                 5.33        03/05/2007           119,054
        291,394  HUDSON-THAMES LLC++                                                 5.30        04/02/2007           290,036
      2,457,326  HUDSON-THAMES LLC                                                   5.31        04/16/2007         2,440,862
        553,395  HUDSON-THAMES LLC                                                   5.31        04/20/2007           549,367
      2,171,994  HUDSON-THAMES LLC                                                   5.32        07/16/2007         2,128,858
         49,341  IBM CORPORATION SERIES MTN+/-                                       5.36        06/28/2007            49,355
      2,467,054  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                       5.39        09/17/2007         2,467,054
         17,622  IRISH LIFE & PERMANENT PLC++                                        5.31        04/04/2007            17,535
      4,511,184  KAUPTHING BANK HF+/-++                                              5.40        03/20/2007         4,510,958
        298,443  KLIO FUNDING CORPORATION++                                          5.31        04/12/2007           296,619
        137,803  KLIO III FUNDING CORPORATION                                        5.31        03/20/2007           137,421
      2,886,030  KLIO III FUNDING CORPORATION                                        5.31        05/08/2007         2,857,458

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$       232,960  LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.34%       03/15/2007   $       232,485
        716,926  LA FAYETTE ASSET SECURITIZATION CORPORATION                         5.30        04/09/2007           712,854
        395,433  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            5.48        04/20/2007           395,532
      2,467,054  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            5.46        05/31/2007         2,468,114
        281,949  LIBERTY LIGHT US CAPITAL+/-++                                       5.48        04/16/2007           282,003
        176,218  LIBERTY LIGHT US CAPITAL+/-++                                       5.36        11/21/2007           176,297
      1,762,181  LIQUID FUNDING LIMITED++                                            5.29        03/05/2007         1,761,159
        988,090  LIQUID FUNDING LIMITED++                                            5.30        03/30/2007           983,911
        105,731  LIQUID FUNDING LIMITED++                                            5.34        07/16/2007           103,631
      3,524,362  LIQUID FUNDING LIMITED+/-++                                         5.29        08/15/2007         3,439,178
         35,244  MERRILL LYNCH & COMPANY INCORPORATED+/-                             5.54        04/20/2007            35,253
        211,462  MERRILL LYNCH & COMPANY INCORPORATED+/-                             5.47        08/27/2007           211,680
         52,865  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                 5.60        01/02/2008            52,974
         11,983  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.39        08/24/2007            11,987
         42,292  METLIFE GLOBAL FUNDING I+/-++                                       5.43        03/16/2007            42,294
      1,762,181  METLIFE GLOBAL FUNDING I+/-++                                       5.31        02/22/2008         1,762,181
        151,548  MORGAN STANLEY+/-                                                   5.48        11/09/2007           151,728
      1,083,741  MORGAN STANLEY+/-                                                   5.38        03/14/2008         1,084,240
      3,341,206  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE
                 $3,341,703)                                                         5.36        03/01/2007         3,341,206
      1,762,181  NATEXIS BANQUES POPULAIRES+/-++                                     5.35        11/09/2007         1,762,093
      2,465,678  NATEXIS BANQUES POPULAIRES SERIES YCD                               5.40        01/25/2008         2,470,264
      2,780,722  NATIONWIDE BUILDING SOCIETY+/-++                                    5.48        07/20/2007         2,782,474
        176,218  NATIONWIDE BUILDING SOCIETY+/-                                      5.48        07/20/2007           176,346
        153,592  NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.27        03/27/2007           153,010
        207,232  NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.30        04/09/2007           206,055
      1,114,756  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                           5.34        07/30/2007         1,090,398
         67,879  NORTH SEA FUNDING LLC++                                             5.32        04/16/2007            67,424
      3,309,728  RACERS TRUST SERIES 2004-6-MM+/-++                                  5.34        08/22/2007         3,310,255
        230,493  ROYAL BANK OF SCOTLAND PLC+/-++                                     5.36        03/30/2007           230,507
        100,374  SCALDIS CAPITAL LIMITED                                             5.31        03/19/2007           100,111
         42,292  SCALDIS CAPITAL LIMITED++                                           5.31        04/16/2007            42,009
      1,691,694  SEDNA FINANCE INCORPORATED+/-++                                     5.32        04/11/2007         1,691,728
      1,268,770  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                          5.33        10/26/2007         1,268,732
        431,382  SLM CORPORATION+/-                                                  5.57        07/25/2007           431,813
      1,409,745  SLM CORPORATION+/-++                                                5.32        03/12/2008         1,409,999
        112,780  SOCIETE GENERALE NORTH AMERICA                                      5.33        06/11/2007           111,108
        124,410  SOCIETE GENERALE NORTH AMERICA                                      5.34        06/20/2007           122,403
        845,847  STANFIELD VICTORIA FUNDING++                                        5.32        04/25/2007           839,072
        525,130  STANFIELD VICTORIA FUNDING                                          5.33        06/21/2007           516,586
      5,808,149  STANFIELD VICTORIA FUNDING++                                        5.33        06/26/2007         5,709,410
        704,872  STANFIELD VICTORIA FUNDING                                          5.34        07/30/2007           689,471
        246,705  TASMAN FUNDING INCORPORATED++                                       5.32        05/16/2007           243,977
      7,048,724  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                           5.51        12/31/2007         7,048,724
      1,354,694  TRAVELERS INSURANCE COMPANY+/-                                      5.39        02/08/2008         1,354,667
         18,045  TULIP FUNDING CORPORATION                                           5.31        04/25/2007            17,900
      1,762,181  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  5.33        03/09/2007         1,762,445
        380,631  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                   5.37        12/03/2007           380,748
        119,828  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                   5.36        12/13/2007           119,905
        140,974  VERSAILLES CDS LLC++                                                5.30        03/15/2007           140,687
        105,731  VERSAILLES CDS LLC++                                                5.31        04/16/2007           105,022
        105,731  VETRA FINANCE CORPORATION++                                         5.31        03/02/2007           105,715
      1,187,005  VETRA FINANCE CORPORATION++                                         5.32        03/13/2007         1,184,928
      1,198,283  VETRA FINANCE CORPORATION++                                         5.30        04/23/2007         1,189,044
         10,573  WACHOVIA CORPORATION+/-                                             5.41        07/20/2007            10,579
      1,762,181  WAL-MART STORES INCORPORATED+/-                                     5.26        03/28/2007         1,762,146
        345,387  WESTPAC BANKING CORPORATION++                                       5.30        03/29/2007           343,978
        156,552  WHISTLEJACKET CAPITAL LIMITED                                       5.31        03/20/2007           156,119
      1,580,254  WHISTLEJACKET CAPITAL LIMITED++                                     5.30        03/30/2007         1,573,569
      1,434,345  WHITE PINE FINANCE LLC                                              5.30        03/12/2007         1,432,050
      1,554,878  WHITE PINE FINANCE LLC++                                            5.31        03/30/2007         1,548,301
      1,163,040  WHITE PINE FINANCE LLC+/-++                                         5.32        04/20/2007         1,163,074
        563,898  WHITE PINE FINANCE LLC+/-++                                         5.35        06/21/2007           564,016
      2,011,142  WORLD OMNI VEHICLE LEASING                                          5.33        03/21/2007         2,005,269

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$        35,244  WORLD SAVINGS BANK FSB+/-                                           5.43%       06/01/2007   $        35,255
          7,049  WORLD SAVINGS BANK FSB SERIES BKNT+/-                               5.36        10/19/2007             7,052
         88,109  YORKTOWN CAPITAL LLC                                                5.31        03/12/2007            87,969

                                                                                                                  226,283,480
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $226,283,480)                                                       226,283,480
                                                                                                              ---------------
SHORT-TERM INVESTMENTS - 5.79%

REPURCHASE AGREEMENTS - 5.75%
     19,623,000  BEAR STEARNS COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $19,625,922)                  5.34        03/01/2007        19,623,000
     12,566,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $12,567,853)            5.35        03/01/2007        12,566,000

                                                                                                                   32,189,000
                                                                                                              ---------------
US TREASURY BILLS - 0.04%
        250,000  US TREASURY BILL^                                                   5.07        03/22/2007           249,261
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $32,438,261)                                                                    32,438,261
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $806,712,658)*                                     143.50%                                              $   803,956,801

OTHER ASSETS AND LIABILITIES, NET                        (43.50)                                                 (243,701,616)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   560,255,185
                                                         ------                                               ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE  MATURITY DATE          VALUE
AGENCY SECURITIES - 24.54%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 16.07%
$    11,664,873  FHLMC #1B1941+/-                                                    5.18%       08/01/2034   $    11,627,493
      8,198,100  FHLMC #1B2629+/-<<                                                  4.57        11/01/2034         8,083,224
      3,137,859  FHLMC #1L0171+/-<<                                                  5.59        06/01/2035         3,190,248
      5,080,772  FHLMC SERIES 2687 CLASS PW                                          5.50        07/15/2009         5,096,868
     44,255,047  FHLMC SERIES 2727 CLASS PW<<                                        3.57        06/15/2029        43,209,566
      8,538,000  FHLMC TBA%%                                                         4.00        03/01/2022         8,081,746

                                                                                                                   79,289,145
                                                                                                              ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.38%
     10,116,060  FNMA #254909                                                        4.00        09/01/2013         9,823,140
      4,915,384  FNMA #255088                                                        4.50        01/01/2014         4,830,106
      6,269,774  FNMA #380662<<                                                      6.19        08/01/2008         6,294,002
      4,509,673  FNMA #381370                                                        5.74        03/01/2009         4,546,474
      3,593,088  FNMA #545716+/-                                                     5.56        06/01/2032         3,617,932
     12,108,261  FNMA #900191+/-                                                     5.97        10/01/2036        12,259,042

                                                                                                                   41,370,696
                                                                                                              ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.09%
        431,974  GNMA SERIES 2006-3 CLASS A                                          4.21        01/16/2028           422,789
                                                                                                              ---------------

TOTAL AGENCY SECURITIES (COST $121,603,815)                                                                       121,082,630
                                                                                                              ---------------

ASSET BACKED SECURITIES - 1.66%
        540,000  CARMAX AUTO OWNER TRUST SERIES 2007-1 CLASS A2                      5.30        03/15/2010           540,928
      3,452,943  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                 4.17        01/15/2009         3,438,356
      1,345,000  GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++          5.34        01/15/2010         1,347,878
        900,000  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2007-1 CLASS A2             5.29        01/18/2011           901,429
        350,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4           5.52        11/12/2012           354,296
      1,600,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3           5.26        11/14/2011         1,605,276

TOTAL ASSET BACKED SECURITIES (COST $8,186,499)                                                                     8,188,163
                                                                                                              ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 36.81%
        115,723  CHASE FUNDING MORTGAGE LOAN SERIES 2001-3 CLASS 2A1+/-              5.82        10/25/2031           115,756
      1,800,000  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B       7.30        06/10/2032         1,868,781
     12,407,274  FHLMC SERIES 1663 CLASS ZB                                          6.75        01/15/2024        12,793,153
     45,844,331  FHLMC SERIES 2893 CLASS PA<<                                        4.00        04/15/2025        45,135,252
     18,343,921  FHLMC SERIES 2948 CLASS QA                                          5.00        10/15/2025        18,301,675
     14,302,589  FHLMC SERIES 2975 CLASS EA<<                                        5.00        05/15/2018        14,262,343
     10,912,299  FHLMC SERIES 2999 CLASS NA                                          4.50        02/15/2015        10,809,390
      1,400,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                 CLASS A2                                                            7.39        12/15/2031         1,463,771
      1,386,577  FNGT SERIES 2001 T6 CLASS A                                         5.70        05/25/2011         1,404,181
      9,014,822  FNMA SERIES 2003-120 CLASS GU                                       4.50        12/25/2013         8,921,451
      8,365,980  FNMA SERIES 2003-122 CLASS OH                                       4.00        08/25/2013         8,260,853
      3,876,155  FNMA SERIES 2003-56 CLASS AD                                        4.50        01/25/2027         3,816,440
     37,774,735  FNMA SERIES 2006-12 CLASS PA<<                                      5.50        03/25/2025        37,930,288
      3,582,721  FNMA SERIES 2006-26 CLASS QA                                        5.50        06/25/2026         3,600,994
      8,970,000  FNMA SERIES 2006-53 CLASS PA<<                                      5.50        12/25/2026         9,022,478
        674,989  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 1997-C1 CLASS A3                                                    6.87        07/15/2029           675,878
        621,767  GNMA SERIES 2006-8 CLASS A                                          3.94        08/16/2025           607,659
      1,549,000  GS MORTGAGE SECURITIES CORPORATION SERIES 1998-GLII CLASS A2        6.56        04/13/2031         1,564,161
      1,089,871  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES SERIES 2004-C3
                 CLASS A1                                                            3.77        01/15/2042         1,068,121

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $181,682,797)                                                     181,622,625
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE  MATURITY DATE          VALUE
US TREASURY SECURITIES - 36.10%

US TREASURY NOTES - 36.10%
$    38,189,000  US TREASURY NOTE                                                    4.88%       08/31/2008   $    38,254,647
      9,531,000  US TREASURY NOTE<<                                                  4.63        09/30/2008         9,517,228
     42,993,000  US TREASURY NOTE<<                                                  4.88        10/31/2008        43,107,189
        433,000  US TREASURY NOTE<<                                                  4.63        11/30/2008           432,628
      3,998,000  US TREASURY NOTE<<                                                  4.75        12/31/2008         4,003,621
     82,482,000  US TREASURY NOTE<<                                                  4.88        01/31/2009        82,804,174

                                                                                                                  178,119,487
                                                                                                              ---------------

TOTAL US TREASURY SECURITIES (COST $177,621,676)                                                                  178,119,487
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 43.06%

COLLATERAL INVESTED IN OTHER ASSETS - 43.06%
        669,215  AMERICAN EXPRESS BANK+/-                                            5.40        11/21/2007           669,824
      1,940,724  AMERICAN GENERAL FINANCE+/-++                                       5.37        03/14/2008         1,941,150
         20,076  AMERICAN GENERAL FINANCE CORPORATION+/-                             5.42        06/27/2007            20,086
          7,361  AMERICAN GENERAL FINANCE CORPORATION+/-                             5.47        01/18/2008             7,370
         66,922  AMERICAN HONDA FINANCE+/-++                                         5.46        09/27/2007            66,988
         55,545  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                  5.32        07/10/2007            55,549
         65,851  AMSTEL FUNDING CORPORATION                                          5.31        03/15/2007            65,716
        503,116  AMSTEL FUNDING CORPORATION                                          5.31        04/16/2007           499,745
        233,021  AMSTEL FUNDING CORPORATION                                          5.31        04/20/2007           231,324
        836,184  ASIF GLOBAL FINANCING+/-++                                          5.40        05/03/2007           836,310
      1,673,038  ATLAS CAPITAL FUNDING CORPORATION+/-++                              5.33        05/10/2007         1,673,037
        100,382  ATLAS CAPITAL FUNDING CORPORATION++                                 5.29        05/21/2007            99,199
      1,338,430  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                   5.30        04/25/2007         1,338,470
      1,673,038  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                  5.37        10/25/2007         1,673,054
      2,258,400  ATOMIUM FUNDING CORPORATION++                                       5.33        05/11/2007         2,235,071
      3,546,840  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.38        08/22/2007         3,546,839
        344,646  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.94        09/27/2007           345,973
      1,673,038  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.39        10/05/2007         1,673,038
      3,044,928  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                   5.44        10/03/2007         3,047,456
     24,426,347  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                 $24,429,984)                                                        5.36        03/01/2007        24,426,347
      1,003,823  BETA FINANCE INCORPORATED+/-++                                      5.33        07/17/2007         1,004,073
      8,699,795  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $8,701,090)        5.36        03/01/2007         8,699,795
        298,671  BUCKINGHAM CDO LLC                                                  5.30        03/15/2007           298,061
        785,123  CAIRN HIGH GRADE FUNDING I LLC                                      5.29        03/01/2007           785,123
        140,535  CAIRN HIGH GRADE FUNDING I LLC                                      5.31        03/08/2007           140,392
        337,284  CAIRN HIGH GRADE FUNDING I LLC++                                    5.31        03/14/2007           336,644
        468,451  CAIRN HIGH GRADE FUNDING I LLC++                                    5.30        03/22/2007           467,017
        869,980  CAIRN HIGH GRADE FUNDING I LLC++                                    5.32        04/23/2007           863,272
        669,215  CAIRN HIGH GRADE FUNDING I LLC                                      5.32        05/08/2007           662,590
      1,204,587  CAIRN HIGH GRADE FUNDING I LLC                                      5.32        05/10/2007         1,192,312
        991,107  CAIRN HIGH GRADE FUNDING I LLC++                                    5.32        05/14/2007           980,433
         26,099  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                       5.43        08/20/2007            26,117
      1,673,038  CBA (DELAWARE) FINANCE INCORPORATED                                 5.31        05/31/2007         1,650,920
        547,752  CEDAR SPRINGS CAPITAL COMPANY++                                     5.28        03/02/2007           547,670
      1,219,912  CEDAR SPRINGS CAPITAL COMPANY++                                     5.29        03/05/2007         1,219,204
         32,122  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        03/07/2007            32,094
        167,036  CEDAR SPRINGS CAPITAL COMPANY++                                     5.31        03/12/2007           166,769
      1,673,038  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        03/16/2007         1,669,374
        510,745  CEDAR SPRINGS CAPITAL COMPANY                                       5.29        03/29/2007           508,661
      2,925,741  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        04/10/2007         2,908,713
      2,034,347  CEDAR SPRINGS CAPITAL COMPANY                                       5.31        04/16/2007         2,020,717
        197,352  CEDAR SPRINGS CAPITAL COMPANY                                       5.32        04/18/2007           195,972
      2,005,102  CEDAR SPRINGS CAPITAL COMPANY++                                     5.31        05/08/2007         1,985,251
         98,174  CHEYNE FINANCE LLC++                                                5.30        03/01/2007            98,174
         43,499  CHEYNE FINANCE LLC                                                  5.29        03/22/2007            43,366
        702,676  CHEYNE FINANCE LLC++                                                5.33        04/13/2007           698,277

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$        66,922  CHEYNE FINANCE LLC++                                               5.31%        04/17/2007   $        66,464
        869,980  CHEYNE FINANCE LLC                                                 5.33         05/11/2007           860,993
        669,215  CHEYNE FINANCE LLC                                                 5.32         05/14/2007           662,008
        301,147  CHEYNE FINANCE LLC                                                 5.32         06/07/2007           296,858
      5,353,720  CHEYNE FINANCE LLC                                                 5.32         06/18/2007         5,268,917
      1,338,430  CHEYNE FINANCE LLC                                                 5.32         07/17/2007         1,311,648
      1,338,430  CHEYNE FINANCE LLC                                                 5.32         07/18/2007         1,311,461
      1,673,038  CHEYNE FINANCE LLC+/-++                                            5.32         02/25/2008         1,672,402
         71,807  CIT GROUP INCORPORATED+/-                                          5.58         05/18/2007            71,847
        669,215  CIT GROUP INCORPORATED+/-                                          5.43         12/19/2007           669,904
      3,613,929  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $3,614,467)         5.36         03/01/2007         3,613,929
      3,814,526  COBBLER FUNDING LIMITED                                            5.29         03/15/2007         3,806,744
        267,686  COMERICA BANK+/-                                                   5.34         07/20/2007           267,740
      5,698,366  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                 5.31         03/13/2007         5,688,394
        334,608  CREDIT SUISSE FIRST BOSTON+/-                                      5.36         03/27/2007           334,527
        301,147  CREDIT SUISSE FIRST BOSTON+/-                                      5.46         04/05/2007           301,177
        153,250  CREDIT SUISSE FIRST BOSTON+/-                                      5.73         10/29/2007           153,699
      7,368,697  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT (MATURITY
                 VALUE $7,369,794)                                                  5.36         03/01/2007         7,368,697
         16,730  CROWN POINT CAPITAL COMPANY                                        5.32         04/17/2007            16,616
      8,106,603  DEER VALLEY FUNDING LLC                                            5.29         03/07/2007         8,099,550
      1,673,038  DEER VALLEY FUNDING LLC                                            5.30         03/19/2007         1,668,654
        152,246  DEUTSCHE BANK AG+/-                                                5.34         03/15/2007           152,138
      1,338,430  FCAR OWNER TRUST SERIES II                                         5.33         06/11/2007         1,318,594
        669,215  FCAR OWNER TRUST SERIES II                                         5.34         06/21/2007           658,327
         56,616  FCAR OWNER TRUST SERIES II                                         5.32         06/22/2007            55,686
        434,990  FCAR OWNER TRUST SERIES II                                         5.33         07/20/2007           426,099
         66,922  FIVE FINANCE INCORPORATED+/-++                                     5.33         09/13/2007            66,940
      1,204,587  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.31         06/18/2007         1,185,506
        167,371  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.32         06/25/2007           164,550
         66,922  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.34         07/12/2007            65,631
         28,910  FOX TROT CDO LIMITED++                                             5.29         04/11/2007            28,737
      1,070,744  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                      5.40         06/18/2007         1,070,744
      1,351,480  GENERAL ELECTRIC CAPITAL CORPORATION+/-                            5.42         06/22/2007         1,352,115
      2,278,008  GENWORTH FINANCIAL INCORPORATED+/-                                 5.51         06/15/2007         2,279,284
      3,628,818  GEORGE STREET FINANCE LLC                                          5.32         03/28/2007         3,614,521
      1,673,038  GERMAN RESIDENTIAL FUNDING+/-++                                    5.34         08/22/2007         1,673,037
      1,673,038  GERMAN RESIDENTIAL FUNDING+/-++                                    5.35         08/22/2007         1,673,037
      3,346,075  GOLDMAN SACHS GROUP INCORPORATED+/-                                5.46         03/30/2007         3,346,276
         50,191  GRAMPIAN FUNDING LIMITED                                           5.31         05/22/2007            49,592
        113,097  HUDSON-THAMES LLC++                                                5.33         03/05/2007           113,032
        276,653  HUDSON-THAMES LLC++                                                5.30         04/02/2007           275,364
      2,333,017  HUDSON-THAMES LLC                                                  5.31         04/16/2007         2,317,386
        525,401  HUDSON-THAMES LLC                                                  5.31         04/20/2007           521,576
      2,062,119  HUDSON-THAMES LLC                                                  5.32         07/16/2007         2,021,165
         46,845  IBM CORPORATION SERIES MTN+/-                                      5.36         06/28/2007            46,859
      2,342,253  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                      5.39         09/17/2007         2,342,252
         16,730  IRISH LIFE & PERMANENT PLC++                                       5.31         04/04/2007            16,648
      4,282,976  KAUPTHING BANK HF+/-++                                             5.40         03/20/2007         4,282,762
        283,346  KLIO FUNDING CORPORATION++                                         5.31         04/12/2007           281,614
        130,832  KLIO III FUNDING CORPORATION                                       5.31         03/20/2007           130,469
      2,740,034  KLIO III FUNDING CORPORATION                                       5.31         05/08/2007         2,712,908
        221,176  LA FAYETTE ASSET SECURITIZATION CORPORATION++                      5.34         03/15/2007           220,724
        680,659  LA FAYETTE ASSET SECURITIZATION CORPORATION                        5.30         04/09/2007           676,792
        375,430  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                           5.48         04/20/2007           375,523
      2,342,253  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                           5.46         05/31/2007         2,343,260
        267,686  LIBERTY LIGHT US CAPITAL+/-++                                      5.48         04/16/2007           267,737
        167,304  LIBERTY LIGHT US CAPITAL+/-++                                      5.36         11/21/2007           167,379
      1,673,038  LIQUID FUNDING LIMITED++                                           5.29         03/05/2007         1,672,067
        938,106  LIQUID FUNDING LIMITED++                                           5.30         03/30/2007           934,137
        100,382  LIQUID FUNDING LIMITED++                                           5.34         07/16/2007            98,389
      3,346,075  LIQUID FUNDING LIMITED+/-++                                        5.29         08/15/2007         3,265,200
         33,461  MERRILL LYNCH & COMPANY INCORPORATED+/-                            5.54         04/20/2007            33,470

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$       200,765  MERRILL LYNCH & COMPANY INCORPORATED+/-                            5.47%        08/27/2007   $       200,971
         50,191  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                5.60         01/02/2008            50,295
         11,377  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                5.39         08/24/2007            11,380
         40,153  METLIFE GLOBAL FUNDING I+/-++                                      5.43         03/16/2007            40,155
      1,673,038  METLIFE GLOBAL FUNDING I+/-++                                      5.31         02/22/2008         1,673,037
        143,881  MORGAN STANLEY+/-                                                  5.48         11/09/2007           144,052
      1,028,918  MORGAN STANLEY+/-                                                  5.38         03/14/2008         1,029,391
      3,172,184  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE
                 $3,172,656)                                                        5.36         03/01/2007         3,172,184
      1,673,038  NATEXIS BANQUES POPULAIRES+/-++                                    5.35         11/09/2007         1,672,954
      2,640,053  NATIONWIDE BUILDING SOCIETY+/-++                                   5.48         07/20/2007         2,641,716
        167,304  NATIONWIDE BUILDING SOCIETY+/-                                     5.48         07/20/2007           167,425
        145,822  NIEUW AMSTERDAM RECEIVABLES CORPORATION                            5.27         03/27/2007           145,269
        196,749  NIEUW AMSTERDAM RECEIVABLES CORPORATION                            5.30         04/09/2007           195,632
      1,058,364  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                          5.34         07/30/2007         1,035,238
         64,445  NORTH SEA FUNDING LLC++                                            5.32         04/16/2007            64,014
      3,142,299  RACERS TRUST SERIES 2004-6-MM+/-++                                 5.34         08/22/2007         3,142,799
        218,833  ROYAL BANK OF SCOTLAND PLC+/-++                                    5.36         03/30/2007           218,846
         95,296  SCALDIS CAPITAL LIMITED                                            5.31         03/19/2007            95,047
         40,153  SCALDIS CAPITAL LIMITED++                                          5.31         04/16/2007            39,884
      1,606,116  SEDNA FINANCE INCORPORATED+/-++                                    5.32         04/11/2007         1,606,148
      1,204,587  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                         5.33         10/26/2007         1,204,551
        409,560  SLM CORPORATION+/-                                                 5.57         07/25/2007           409,969
      1,338,430  SLM CORPORATION+/-++                                               5.32         03/12/2008         1,338,671
        107,074  SOCIETE GENERALE NORTH AMERICA                                     5.33         06/11/2007           105,488
        118,116  SOCIETE GENERALE NORTH AMERICA                                     5.34         06/20/2007           116,211
        803,058  STANFIELD VICTORIA FUNDING++                                       5.32         04/25/2007           796,626
        498,565  STANFIELD VICTORIA FUNDING                                         5.33         06/21/2007           490,454
      5,514,332  STANFIELD VICTORIA FUNDING++                                       5.33         06/26/2007         5,420,588
        669,215  STANFIELD VICTORIA FUNDING                                         5.34         07/30/2007           654,593
        234,225  TASMAN FUNDING INCORPORATED++                                      5.32         05/16/2007           231,635
      6,692,150  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                          5.51         12/31/2007         6,692,150
      1,286,164  TRAVELERS INSURANCE COMPANY+/-                                     5.39         02/08/2008         1,286,139
         17,132  TULIP FUNDING CORPORATION                                          5.31         04/25/2007            16,995
      1,673,038  UNICREDITO ITALIANO+/-++                                           5.33         03/09/2007         1,673,288
        361,376  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                  5.37         12/03/2007           361,487
        113,767  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                  5.36         12/13/2007           113,839
        133,843  VERSAILLES CDS LLC++                                               5.30         03/15/2007           133,570
        100,382  VERSAILLES CDS LLC++                                               5.31         04/16/2007            99,710
        100,382  VETRA FINANCE CORPORATION++                                        5.31         03/02/2007           100,367
      1,126,958  VETRA FINANCE CORPORATION++                                        5.32         03/13/2007         1,124,986
      1,137,666  VETRA FINANCE CORPORATION++                                        5.30         04/23/2007         1,128,894
         10,038  WACHOVIA CORPORATION+/-                                            5.41         07/20/2007            10,044
      1,673,038  WAL-MART STORES INCORPORATED+/-                                    5.26         03/28/2007         1,673,004
        327,915  WESTPAC BANKING CORPORATION++                                      5.30         03/29/2007           326,577
        148,633  WHISTLEJACKET CAPITAL LIMITED                                      5.31         03/20/2007           148,221
      1,500,313  WHISTLEJACKET CAPITAL LIMITED++                                    5.30         03/30/2007         1,493,967
      1,361,786  WHITE PINE FINANCE LLC                                             5.30         03/12/2007         1,359,607
      1,476,221  WHITE PINE FINANCE LLC++                                           5.31         03/30/2007         1,469,977
      1,104,205  WHITE PINE FINANCE LLC+/-++                                        5.32         04/20/2007         1,104,238
        535,372  WHITE PINE FINANCE LLC+/-++                                        5.35         06/21/2007           535,484
      1,909,404  WORLD OMNI VEHICLE LEASING                                         5.33         03/21/2007         1,903,829
         33,461  WORLD SAVINGS BANK FSB+/-                                          5.43         06/01/2007            33,472
          6,692  WORLD SAVINGS BANK FSB SERIES BKNT+/-                              5.36         10/19/2007             6,695
         83,652  YORKTOWN CAPITAL LLC                                               5.31         03/12/2007            83,520

                                                                                                                  212,458,576
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $212,458,576)                                                       212,458,576
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
REPURCHASE AGREEMENTS - 7.77%

$    38,328,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $38,333,696)           5.35%        03/01/2007   $    38,328,000

TOTAL REPURCHASE AGREEMENTS (COST $38,328,000)                                                                     38,328,000
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $739,881,363)*                                     149.94%                                              $   739,799,481

OTHER ASSETS AND LIABILITIES, NET                        (49.94)                                                 (246,403,739)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   493,395,742
                                                         ------                                               ---------------

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

STABLE INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                     VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.01%
            N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                    430,957,679

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $432,550,752)                                             430,957,679
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $432,550,752)*                                    100.01%                                               $   430,957,679

OTHER ASSETS AND LIABILITIES, NET                        (0.01)                                                       (33,943)
                                                        ------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $   430,923,736
                                                        ------                                                ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                    VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.17%
            N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                            $ 1,344,937,065

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,335,220,816)                                         1,344,937,065
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,335,220,816)*                                   100.17%                                              $ 1,344,937,065

OTHER ASSETS AND LIABILITIES, NET                         (0.17)                                                   (2,344,714)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $ 1,342,592,351
                                                         ------                                               ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 76.91%

AEROSPACE, DEFENSE - 0.46%
$       200,000  ARMOR HOLDINGS INCORPORATED                                         8.25%       08/15/2013   $       209,500
                                                                                                              ---------------

AMUSEMENT & RECREATION SERVICES - 3.01%
        195,000  CCM MERGER INCORPORATED++<<                                         8.00        08/01/2013           195,000
        200,000  PINNACLE ENTERTAINMENT                                              8.25        03/15/2012           206,000
        165,000  POKAGON GAMING AUTHORITY++                                         10.38        06/15/2014           180,675
         25,000  SNOQUALMIE ENTERTAINMENT AUTHORITY+++/-                             9.15        02/01/2014            25,375
         25,000  SNOQUALMIE ENTERTAINMENT AUTHORITY++                                9.13        02/01/2015            25,813
         80,000  TOWN SPORTS INTERNATIONAL INCORPORATED                              9.63        04/15/2011            83,900
        130,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                             9.00        02/01/2014           115,375
        410,000  TUNICA-BILOXI GAMING AU++                                           9.00        11/15/2015           435,625
        102,000  WATERFORD GAMING LLC++                                              8.63        09/15/2012           107,865

                                                                                                                    1,375,628
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 0.83%
        180,000  LEVI STRAUSS & COMPANY+/-                                          10.11        04/01/2012           183,825
        175,000  NEIMAN MARCUS GROUP INCORPORATED                                    9.00        10/15/2015           192,500

                                                                                                                      376,325
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.38%
        175,000  RIDDELL BELL HOLDINGS INCORPORATED                                  8.38        10/01/2012           175,000
                                                                                                              ---------------

BUSINESS SERVICES - 5.30%
        185,000  ASHTEAD CAPITAL INCORPORATED++                                      9.00        08/15/2016           199,800
         40,000  AVIS BUDGET CAR RENTAL LLC+++/-                                     7.86        05/15/2014            41,200
         75,000  AVIS BUDGET CAR RENTAL LLC++<<                                      7.75        05/15/2016            76,125
        225,000  FTI CONSULTING INCORPORATED++                                       7.75        10/01/2016           237,375
        110,000  HERTZ CORPORATION                                                   8.88        01/01/2014           118,525
         95,000  HERTZ CORPORATION                                                  10.50        01/01/2016           108,300
        260,000  NEFF RENTAL/NEFF FINANCE                                           11.25        06/15/2012           289,250
         50,000  OPEN SOLUTIONS INCORPORATED++                                       9.75        02/01/2015            51,625
        170,000  PENHALL INTERNATIONAL CORPORATION++                                12.00        08/01/2014           183,600
        245,000  RAINBOW NATIONAL SERVICES LLC++                                    10.38        09/01/2014           274,400
        205,000  RENTAL SERVICE CORPORATION++                                        9.50        12/01/2014           218,325
        130,000  SUNGARD DATA SYSTEMS INCORPORATED                                   9.13        08/15/2013           138,775
         95,000  SUNGARD DATA SYSTEMS INCORPORATED<<                                10.25        08/15/2015           103,313
        370,000  UNITED RENTALS NORTH AMERICA INCORPORATED<<                         7.75        11/15/2013           378,325

                                                                                                                    2,418,938
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 1.75%
        300,000  HEXION SPECIALTY CHEMICAL CORPORATION++                             9.75        11/15/2014           318,000
        185,000  HUNTSMAN INTERNATIONAL LLC++                                        7.88        11/15/2014           191,475
        180,000  LYONDELL CHEMICAL COMPANY<<                                         8.25        09/15/2016           193,500
         45,000  MOSAIC COMPANY++                                                    7.38        12/01/2014            46,463
         45,000  MOSAIC COMPANY++                                                    7.63        12/01/2016            46,913

                                                                                                                      796,351
                                                                                                              ---------------

COAL MINING - 0.69%
        130,000  ARCH WESTERN FINANCE LLC                                            6.75        07/01/2013           127,725
        185,000  FOUNDATION PA COAL COMPANY<<                                        7.25        08/01/2014           187,313

                                                                                                                      315,038
                                                                                                              ---------------

COMMUNICATIONS - 11.89%
        115,000  CCH I HOLDINGS LLC                                                 11.13        01/15/2014           109,538
        315,000  CCH I LLC/CCH I CAPITAL CORPORATION                                11.00        10/01/2015           327,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COMMUNICATIONS (continued)
$       410,000  CCH II LLC/CCH II CAPITAL CORPORATION<<                            10.25%       10/01/2013   $       444,850
        315,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION         10.25        09/15/2010           331,538
        250,000  CITIZENS COMMUNICATIONS COMPANY                                     6.25        01/15/2013           250,000
         90,000  CRICKET COMMUNICATIONS INCORPORATED++                               9.38        11/01/2014            94,950
        155,000  CSC HOLDINGS INCORPORATED SERIES B                                  7.63        04/01/2011           159,263
        210,000  DOBSON CELLULAR SYSTEMS                                             9.88        11/01/2012           228,375
        170,000  EMBARQ CORPORATION                                                  7.08        06/01/2016           175,790
        150,000  HAWAIIAN TELECOM COMMUNICATIONS INCORPORATED SERIES B<<             9.75        05/01/2013           160,500
        165,000  HORIZON PCS INCORPORATED                                           11.38        07/15/2012           183,150
        460,000  MEDIACOM BROADBAND LLC++                                            8.50        10/15/2015           468,050
        107,000  PANAMSAT CORPORATION                                                9.00        08/15/2014           115,560
        350,000  PAXSON COMMUNICATIONS+++/-                                         11.61        01/15/2013           365,750
        740,000  QWEST CORPORATION+/-                                                8.61        06/15/2013           807,525
        330,000  QWEST CORPORATION                                                   7.50        10/01/2014           350,213
        190,000  RURAL CELLULAR CORPORATION                                          9.88        02/01/2010           200,925
        280,000  WEST CORPORATION++<<                                               11.00        10/15/2016           303,100
         85,000  WINDSTREAM CORPORATION                                              8.13        08/01/2013            91,694
        235,000  WINDSTREAM CORPORATION                                              8.63        08/01/2016           257,325

                                                                                                                    5,425,696
                                                                                                              ---------------

EATING & DRINKING PLACES - 1.58%
        395,000  ARAMARK CORPORATION++                                               8.50        02/01/2015           410,306
        300,000  SBARRO INCORPORATED++                                              10.38        02/01/2015           312,750

                                                                                                                      723,056
                                                                                                              ---------------

EDUCATIONAL SERVICES - 0.95%
        400,000  EDUCATION MANAGEMENT LLC                                           10.25        06/01/2016           434,000
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 8.63%
        200,000  ALLIED WASTE NORTH AMERICA INCORPORATED                             6.88        06/01/2017           198,500
        200,000  BROWNING-FERRIS INDUSTRIES INCORPORATED                             7.40        09/15/2035           191,500
        163,000  CLEAN HARBORS INCORPORATED                                         11.25        07/15/2012           182,951
        155,000  DYNEGY HOLDINGS INCORPORATED                                        8.38        05/01/2016           165,850
        165,000  EDISON MISSION ENERGY                                               7.75        06/15/2016           174,900
        260,000  EL PASO NATURAL GAS COMPANY SERIES A                                7.63        08/01/2010           271,050
        300,000  INERGY LP/ INERGY FINANCE CORPORATION                               6.88        12/15/2014           295,500
        185,000  MIRANT AMERICAS GENERATION LLC                                      8.30        05/01/2011           188,700
        120,000  MIRANT NORTH AMERICA LLC                                            7.38        12/31/2013           123,300
        135,000  NEVADA POWER COMPANY SERIES L                                       5.88        01/15/2015           137,135
        280,000  NRG ENERGY INCORPORATED                                             7.38        02/01/2016           285,600
        230,000  NRG ENERGY INCORPORATED                                             7.38        01/15/2017           234,025
        390,000  SIERRA PACIFIC RESOURCES                                            6.75        08/15/2017           397,230
        555,000  TENNESSEE GAS PIPELINE COMPANY                                      8.38        06/15/2032           700,351
        255,000  TENNESSEE GAS PIPELINE COMPANY                                      7.63        04/01/2037           300,659
         85,000  WCA WASTE CORPORATION                                               9.25        06/15/2014            90,100

                                                                                                                    3,937,351
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.52%
         45,000  FREESCALE SEMICONDUCTOR INCORPORATED++                              8.88        12/15/2014            45,619
         95,000  FREESCALE SEMICONDUCTOR INCORPORATED++(Y)                           9.13        12/15/2014            96,306
        245,000  FREESCALE SEMICONDUCTOR INCORPORATED++<<                           10.13        12/15/2016           250,819
        230,000  LUCENT TECHNOLOGIES INCORPORATED                                    6.45        03/15/2029           209,300
         85,000  XEROX CORPORATION                                                   6.75        02/01/2017            89,852

                                                                                                                      691,896
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.51%
        150,000  BALL CORPORATION<<                                                  6.63        03/15/2018           150,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
$        78,000  MUELLER GROUP INCORPORATED                                         10.00%       05/01/2012   $        84,435

                                                                                                                      234,435
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 0.90%
        222,504  PARMALAT BAKERY SERIES A2++                                         5.00        07/09/2012           204,704
        222,504  PARMALAT DAIRY SERIES A1++                                          5.00        07/09/2010           208,042

                                                                                                                      412,746
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 0.37%
        170,000  ALH FINANCE LLC/ALH FINANCE CORPORATION                             8.50        01/15/2013           170,850
                                                                                                              ---------------

HEALTH SERVICES - 3.55%
        280,000  DAVITA INCORPORATED                                                 7.25        03/15/2015           282,800
        570,000  HCA INCORPORATED++                                                  9.25        11/15/2016           610,613
        370,000  HCA INCORPORATED++                                                  9.63        11/15/2016           399,600
        215,000  SELECT MEDICAL CORPORATION                                          7.63        02/01/2015           189,200
        130,000  US ONCOLOGY INCORPORATED                                            9.00        08/15/2012           137,475

                                                                                                                    1,619,688
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.25%
         55,000  YANKEE ACQUISITION CORPORATION++                                    8.50        02/15/2015            56,238
         55,000  YANKEE ACQUISITION CORPORATION++<<                                  9.75        02/15/2017            56,375

                                                                                                                      112,613
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.58%
         95,000  BUFFALO THUNDER DEVELOPMENT AUTHORITY++                             9.38        12/15/2014            98,088
             10  ELDORADO CASINO SHREVEPORT                                         10.00        08/01/2012                10
        165,000  SEMINOLE HARD ROCK ENTERTAINMENT INCORPORATED/SEMINOLE HARD
                 ROCK INTERNATIONAL LLC+++/-                                         7.85        03/15/2014           166,031

                                                                                                                      264,129
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.34%
        150,000  CASE NEW HOLLAND INCORPORATED                                       7.13        03/01/2014           155,250
                                                                                                              ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.78%
        150,000  CORRECTIONS CORPORATION OF AMERICA                                  7.50        05/01/2011           154,500
        200,000  CORRECTIONS CORPORATION OF AMERICA                                  6.25        03/15/2013           199,500

                                                                                                                      354,000
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 0.99%
        210,000  INVACARE CORPORATION++                                              9.75        02/15/2015           213,675
        230,000  XEROX CORPORATION                                                   6.40        03/15/2016           238,492

                                                                                                                      452,167
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.34%
        140,000  CLARKE AMERICAN CORPORATION                                        11.75        12/15/2013           161,000
        150,000  GENTEK INCORPORATED^^(A)                                           11.00        08/01/2009                 0
        210,000  RBS GLOBAL INCORPORATED & REXNORD CORPORATION++                    11.75        08/01/2016           229,950
        215,000  RBS GLOBAL INCORPORATED & REXNORD CORPORATION++                     8.88        09/01/2016           219,300

                                                                                                                      610,250
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 1.44%
        313,000  JAFRA COSMETICS INTERNATIONAL INCORPORATED                         10.75        05/15/2011           331,780

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
MISCELLANEOUS RETAIL (continued)
$        90,000  MICHAELS STORES INCORPORATED++                                     10.00%       11/01/2014   $        96,300
         90,000  MICHAELS STORES INCORPORATED++<<                                   11.38        11/01/2016            97,650
        130,000  RITE AID CORPORATION                                                8.13        05/01/2010           133,413

                                                                                                                      659,143
                                                                                                              ---------------

MOTION PICTURES - 0.61%
         95,000  AMC ENTERTAINMENT INCORPORATED                                     11.00        02/01/2016           107,944
        160,000  AMC ENTERTAINMENT INCORPORATED SERIES B                             8.63        08/15/2012           170,000

                                                                                                                      277,944
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 4.05%
        170,000  FORD MOTOR CREDIT COMPANY<<                                         7.00        10/01/2013           163,080
        615,000  FORD MOTOR CREDIT COMPANY                                           8.00        12/15/2016           607,110
        250,000  GMAC LLC<<                                                          7.75        01/19/2010           258,255
        195,000  GMAC LLC                                                            6.00        12/15/2011           190,786
        310,000  GMAC LLC<<                                                          6.75        12/01/2014           309,170
        290,000  GMAC LLC<<                                                          8.00        11/01/2031           319,774

                                                                                                                    1,848,175
                                                                                                              ---------------

OIL & GAS - 0.93%
        425,000  HILCORP ENERGY++                                                    7.75        11/01/2015           425,000
                                                                                                              ---------------

OIL & GAS EXTRACTION - 5.82%
        345,000  CHESAPEAKE ENERGY CORPORATION                                       6.38        06/15/2015           342,413
        350,000  CHESAPEAKE ENERGY CORPORATION                                       6.25        01/15/2018           344,750
        155,000  HANOVER COMPRESSOR COMPANY                                          7.50        04/15/2013           158,100
        861,000  MAGNUM HUNTER RESOURCES INCORPORATED                                9.60        03/15/2012           902,974
        110,000  PARKER DRILLING COMPANY+/-                                         10.12        09/01/2010           112,200
        330,000  PRIDE INTERNATIONAL INCORPORATED                                    7.38        07/15/2014           338,250
        270,000  RANGE RESOURCES CORPORATION                                         7.50        05/15/2016           277,425
        180,000  WHITING PETROLEUM CORPORATION                                       7.00        02/01/2014           177,750

                                                                                                                    2,653,862
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 3.86%
        160,000  APPLETON PAPERS INCORPORATED                                        8.13        06/15/2011           165,600
        240,000  APPLETON PAPERS INCORPORATED SERIES B                               9.75        06/15/2014           248,700
        165,000  BOISE CASCADE LLC+/-                                                8.24        10/15/2012           165,000
        180,000  BOWATER INCORPORATED+/-<<                                           8.36        03/15/2010           181,800
        145,000  GEORGIA-PACIFIC CORPORATION++<<                                     7.13        01/15/2017           145,000
        255,000  GREIF INCORPORATED++                                                6.75        02/01/2017           257,550
        160,000  P.H. GLATFELTER COMPANY                                             7.13        05/01/2016           162,400
        250,000  SMURFIT-STONE CONTAINER ENTERPRISES INCORPORATED                    8.38        07/01/2012           255,000
        170,000  VERSO PAPER HOLDINGS LLC++<<                                        9.13        08/01/2014           179,350

                                                                                                                    1,760,400
                                                                                                              ---------------

PERSONAL SERVICES - 1.08%
        300,000  CARRIAGE SERVICES INCORPORATED                                      7.88        01/15/2015           306,750
        185,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                         8.00        06/15/2017           186,850

                                                                                                                      493,600
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 2.10%
        225,000  AK STEEL CORPORATION                                                7.75        06/15/2012           227,813
        495,000  ALERIS INTERNATIONAL INCORPORATED++<<                               9.00        12/15/2014           524,700


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
PRIMARY METAL INDUSTRIES (continued)

$       195,000  GENERAL CABLE CORPORATION                                           9.50%      11/15/2010   $       206,700

                                                                                                                     959,213
                                                                                                             ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.19%
        135,000  DEX MEDIA INCORPORATED                                              8.00       11/15/2013           141,075
        180,000  HOUGHTON MIFFLIN COMPANY                                            7.20       03/15/2011           181,800
        275,000  IDEARC INCORPORATED++<<                                             8.00       11/15/2016           282,563
        250,000  MEDIMEDIA (USA) INCORPORATED++                                     11.38       11/15/2014           262,500
        170,000  NIELSEN FINANCE LLC/FINANCE COMPANY++                              10.00       08/01/2014           185,725
        240,000  PRIMEDIA INCORPORATED+/-                                           10.74       05/15/2010           249,000
        145,000  UCAR FINANCE INCORPORATED                                          10.25       02/15/2012           152,613

                                                                                                                    1,455,276
                                                                                                              ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.32%
        300,000  RECKSON OPERATING PARTNERSHIP LP                                    6.00        03/31/2016           296,835
        295,000  ROUSE COMPANY LP++                                                  6.75        05/01/2013           303,773

                                                                                                                      600,608
                                                                                                              ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.72%
        130,000  BERRY PLASTICS HOLDING CORPORATION++                                8.88        09/15/2014           134,550
        180,000  GOODYEAR TIRE & RUBBER COMPANY<<                                    9.00        07/01/2015           195,525

                                                                                                                      330,075
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.40%
        175,000  E*TRADE FINANCIAL CORPORATION                                       8.00        06/15/2011           183,313
                                                                                                              ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.63%
        275,000  BWAY CORPORATION                                                   10.00        10/15/2010           288,750
                                                                                                              ---------------

TEXTILE MILL PRODUCTS - 0.74%
        200,000  INTERFACE INCORPORATED                                              9.50        02/01/2014           214,500
        120,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                     8.88        09/15/2013           124,200

                                                                                                                      338,700
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 3.03%
        510,000  FORD MOTOR COMPANY<<                                                7.45        07/16/2031           409,275
        755,000  GENERAL MOTORS CORPORATION<<                                        8.38        07/15/2033           700,263
        315,000  LEAR CORPORATION SERIES B                                           5.75        08/01/2014           270,900

                                                                                                                    1,380,438
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.39%
        205,000  VISTEON CORPORATION<<                                               7.00        03/10/2014           178,350
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $34,144,927)                                                                   35,097,754
                                                                                                              ---------------

  FOREIGN CORPORATE BONDS @- 6.16%
        285,000  INEOS GROUP HOLDINGS PLC++<<                                        8.50        02/15/2016           277,163
        270,000  INTELSAT (BERMUDA) LIMITED+++/-                                     8.87        01/15/2015           276,413
        250,000  INTELSAT (BERMUDA) LIMITED++                                        9.25        06/15/2016           276,250
        165,000  INTELSAT (BERMUDA) LIMITED++                                       11.25        06/15/2016           186,863
        100,000  IPSCO INCORPORATED                                                  8.75        06/01/2013           107,250
        170,000  NORDIC TELEPHONE COMPANY HOLDINGS++                                 8.88        05/01/2016           183,175
        170,000  NOVELIS INCORPORATED                                                7.25        02/15/2015           176,800
         90,000  NXP BV++                                                            7.88        10/15/2014            92,925
        395,000  QUEBECOR WORLD INCORPORATED++                                       9.75        01/15/2015           417,713

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS (continued)

$       500,000  ROGERS CABLE INCORPORATED                                           6.75%       03/15/2015   $       523,750
        285,000  ROGERS WIRELESS INCORPORATED+/-                                     8.49        12/15/2010           290,700

TOTAL FOREIGN CORPORATE BONDS (COST $2,714,544)                                                                     2,809,002
                                                                                                              ---------------

TERM LOANS - 3.34%
        450,564  ALLIED WASTE NORTH AMERICA TERM LOAN+/-                             6.60        01/15/2012           454,732
        460,000  GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+/-                       8.14        04/08/2010           465,465
        497,500  REYNOLDS AMERICAN INCORPORATED TERM LOAN+/-                         7.14        04/24/2012           500,997
        100,489  WIND ACQUISITION CORPORATION TERM LOAN+/-                          12.61        12/21/2011           103,252

TOTAL TERM LOANS (COST $1,507,744)                                                                                  1,524,446
                                                                                                              ---------------
SHARES

COMMON STOCKS - 4.99%

AMUSEMENT & RECREATION SERVICES - 0.44%
          2,375  HARRAH'S ENTERTAINMENT INCORPORATED                                                                  200,664
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 0.55%
         10,400  CARTER'S INCORPORATED<<+                                                                             249,912
                                                                                                              ---------------

BUSINESS SERVICES - 0.45%
          7,245  UNITED RENTALS INCORPORATED<<+                                                                       207,062
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.40%
          7,200  INERGY LP                                                                                            223,416
         12,310  SIERRA PACIFIC RESOURCES+                                                                            213,702
          7,530  WILLIAMS COMPANIES INCORPORATED                                                                      203,084

                                                                                                                      640,202
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.56%
          2,950  STATION CASINOS INCORPORATED                                                                         254,526
                                                                                                              ---------------

OIL & GAS EXTRACTION - 0.51%
          7,640  CHESAPEAKE ENERGY CORPORATION                                                                        232,944
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.47%
          5,200  COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+                                                       213,148
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 0.61%
          3,150  UNITED STATES STEEL CORPORATION                                                                      279,141
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $1,802,378)                                                                               2,277,599
                                                                                                              ---------------
PRINCIPAL

COLLATERAL FOR SECURITIES LENDING - 14.47%

COLLATERAL INVESTED IN OTHER ASSETS - 14.47%
$        20,804  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                            5.40        11/21/2007            20,822
            624  AMERICAN GENERAL FINANCE CORPORATION+/-                             5.42        06/27/2007               624
            229  AMERICAN GENERAL FINANCE CORPORATION+/-                             5.47        01/18/2008               229
         60,330  AMERICAN GENERAL FINANCE CORPORATION+++/-                           5.37        03/14/2008            60,343
          1,727  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                  5.32        07/10/2007             1,727
          2,080  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                  5.46        09/27/2007             2,082
          2,047  AMSTEL FUNDING CORPORATION                                          5.31        03/15/2007             2,043
         15,640  AMSTEL FUNDING CORPORATION                                          5.31        04/16/2007            15,535
          7,244  AMSTEL FUNDING CORPORATION                                          5.31        04/20/2007             7,191
         25,994  ASIF GLOBAL FINANCING+++/-                                          5.40        05/03/2007            25,998

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$        52,009  ATLAS CAPITAL FUNDING CORPORATION+++/-                              5.33%       05/10/2007   $        52,009
          3,121  ATLAS CAPITAL FUNDING CORPORATION++                                 5.29        05/21/2007             3,084
         41,607  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                   5.30        04/25/2007            41,608
         52,009  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                  5.37        10/25/2007            52,009
         70,206  ATOMIUM FUNDING CORPORATION++                                       5.33        05/11/2007            69,480
        110,259  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.38        08/22/2007           110,259
         10,714  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.94        09/27/2007            10,755
         52,009  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.39        10/05/2007            52,009
         94,656  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                   5.44        10/03/2007            94,735
        208,035  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                 $208,066)                                                           5.36        03/01/2007           208,035
        551,293  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                 $551,375)                                                           5.36        03/01/2007           551,293
         31,205  BETA FINANCE INCORPORATED SERIES MTN+++/-                           5.33        07/17/2007            31,213
        270,446  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $270,486)          5.36        03/01/2007           270,446
          9,285  BUCKINGHAM CDO LLC                                                  5.30        03/15/2007             9,266
         24,407  CAIRN HIGH GRADE FUNDING I LLC                                      5.29        03/01/2007            24,407
          4,369  CAIRN HIGH GRADE FUNDING I LLC                                      5.31        03/08/2007             4,364
         10,485  CAIRN HIGH GRADE FUNDING I LLC++                                    5.31        03/14/2007            10,465
         14,562  CAIRN HIGH GRADE FUNDING I LLC++                                    5.30        03/22/2007            14,518
         27,045  CAIRN HIGH GRADE FUNDING I LLC++                                    5.32        04/23/2007            26,836
         20,804  CAIRN HIGH GRADE FUNDING I LLC                                      5.32        05/08/2007            20,598
         37,446  CAIRN HIGH GRADE FUNDING I LLC                                      5.32        05/10/2007            37,065
         30,810  CAIRN HIGH GRADE FUNDING I LLC++                                    5.32        05/14/2007            30,478
            811  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                       5.43        08/20/2007               812
         52,009  CBA (DELAWARE) FINANCE INCORPORATED                                 5.31        05/31/2007            51,321
         17,028  CEDAR SPRINGS CAPITAL COMPANY++                                     5.28        03/02/2007            17,025
         37,923  CEDAR SPRINGS CAPITAL COMPANY++                                     5.29        03/05/2007            37,901
            999  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        03/07/2007               998
          5,193  CEDAR SPRINGS CAPITAL COMPANY++                                     5.31        03/12/2007             5,184
         52,009  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        03/16/2007            51,895
         15,877  CEDAR SPRINGS CAPITAL COMPANY                                       5.29        03/29/2007            15,812
         90,951  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        04/10/2007            90,422
         63,241  CEDAR SPRINGS CAPITAL COMPANY                                       5.31        04/16/2007            62,817
          6,135  CEDAR SPRINGS CAPITAL COMPANY                                       5.32        04/18/2007             6,092
         62,332  CEDAR SPRINGS CAPITAL COMPANY++                                     5.31        05/08/2007            61,714
          3,052  CHEYNE FINANCE LLC++                                                5.30        03/01/2007             3,052
          1,352  CHEYNE FINANCE LLC                                                  5.29        03/22/2007             1,348
         21,844  CHEYNE FINANCE LLC++                                                5.33        04/13/2007            21,707
          2,080  CHEYNE FINANCE LLC++                                                5.31        04/17/2007             2,066
         27,045  CHEYNE FINANCE LLC                                                  5.33        05/11/2007            26,765
         20,804  CHEYNE FINANCE LLC                                                  5.32        05/14/2007            20,579
          9,362  CHEYNE FINANCE LLC                                                  5.32        06/07/2007             9,228
        166,428  CHEYNE FINANCE LLC                                                  5.32        06/18/2007           163,792
         41,607  CHEYNE FINANCE LLC                                                  5.32        07/17/2007            40,774
         41,607  CHEYNE FINANCE LLC                                                  5.32        07/18/2007            40,769
         52,009  CHEYNE FINANCE LLC+++/-                                             5.32        02/25/2008            51,989
          2,232  CIT GROUP INCORPORATED+/-                                           5.58        05/18/2007             2,233
         20,804  CIT GROUP INCORPORATED+/-                                           5.43        12/19/2007            20,825
        112,344  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $112,361)            5.36        03/01/2007           112,344
        118,580  COBBLER FUNDING LIMITED                                             5.29        03/15/2007           118,338
          8,321  COMERICA BANK+/-                                                    5.34        07/20/2007             8,323
        177,142  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                  5.31        03/13/2007           176,832
         10,402  CREDIT SUISSE FIRST BOSTON (NEW YORK) SERIES YCD+/-                 5.36        03/27/2007            10,399
          9,362  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-         5.46        04/05/2007             9,363
          4,764  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-         5.73        10/29/2007             4,778
        229,067  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT (MATURITY
                 VALUE $229,101)                                                     5.36        03/01/2007           229,067
            520  CROWN POINT CAPITAL COMPANY                                         5.32        04/17/2007               517
        252,005  DEER VALLEY FUNDING LLC                                             5.29        03/07/2007           251,786
         52,009  DEER VALLEY FUNDING LLC                                             5.30        03/19/2007            51,873
          4,733  DEUTSCHE BANK AG (NEW YORK) SERIES YCD+/-                           5.34        03/15/2007             4,729
         41,607  FCAR OWNER TRUST SERIES II                                          5.33        06/11/2007            40,990
         20,804  FCAR OWNER TRUST SERIES II                                          5.34        06/21/2007            20,465
          1,760  FCAR OWNER TRUST SERIES II                                          5.32        06/22/2007             1,731
         13,522  FCAR OWNER TRUST SERIES II                                          5.33        07/20/2007            13,246

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$         2,080  FIVE FINANCE INCORPORATED+++/-                                     5.33%        09/13/2007   $         2,081
         37,446  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.31         06/18/2007            36,853
          5,203  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.32         06/25/2007             5,115
          2,080  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.34         07/12/2007             2,040
            899  FOX TROT CDO LIMITED++                                             5.29         04/11/2007               893
         33,286  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                      5.40         06/18/2007            33,286
         42,013  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                5.42         06/22/2007            42,032
         70,815  GENWORTH FINANCIAL INCORPORATED+/-                                 5.51         06/15/2007            70,855
        112,807  GEORGE STREET FINANCE LLC                                          5.32         03/28/2007           112,363
         52,009  GERMAN RESIDENTIAL FUNDING+++/-                                    5.34         08/22/2007            52,009
         52,009  GERMAN RESIDENTIAL FUNDING+++/-                                    5.35         08/22/2007            52,009
        104,018  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.46         03/30/2007           104,024
          1,560  GRAMPIAN FUNDING LIMITED                                           5.31         05/22/2007             1,542
          3,516  HUDSON-THAMES LLC++                                                5.33         03/05/2007             3,514
          8,600  HUDSON-THAMES LLC++                                                5.30         04/02/2007             8,560
         72,525  HUDSON-THAMES LLC                                                  5.31         04/16/2007            72,039
         16,333  HUDSON-THAMES LLC                                                  5.31         04/20/2007            16,214
         64,104  HUDSON-THAMES LLC                                                  5.32         07/16/2007            62,831
          1,456  IBM CORPORATION SERIES MTN+/-                                      5.36         06/28/2007             1,457
         72,812  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                      5.39         09/17/2007            72,812
            520  IRISH LIFE & PERMANENT PLC++                                       5.31         04/04/2007               518
        133,143  KAUPTHING BANK SERIES MTN+++/-                                     5.40         03/20/2007           133,136
          8,808  KLIO FUNDING CORPORATION++                                         5.31         04/12/2007             8,754
          4,067  KLIO III FUNDING CORPORATION                                       5.31         03/20/2007             4,056
         85,178  KLIO III FUNDING CORPORATION                                       5.31         05/08/2007            84,335
          6,876  LA FAYETTE ASSET SECURITIZATION CORPORATION++                      5.34         03/15/2007             6,862
         21,159  LA FAYETTE ASSET SECURITIZATION CORPORATION                        5.30         04/09/2007            21,039
         72,812  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                           5.46         05/31/2007            72,844
         11,671  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-               5.48         04/20/2007            11,674
          5,201  LIBERTY LIGHT US CAPITAL+++/-                                      5.36         11/21/2007             5,203
          8,321  LIBERTY LIGHT US CAPITAL SERIES MTN1+++/-                          5.48         04/16/2007             8,323
         52,009  LIQUID FUNDING LIMITED++                                           5.29         03/05/2007            51,979
         29,162  LIQUID FUNDING LIMITED++                                           5.30         03/30/2007            29,039
          3,121  LIQUID FUNDING LIMITED++                                           5.34         07/16/2007             3,059
        104,018  LIQUID FUNDING LIMITED+++/-                                        5.29         08/15/2007           101,503
          1,560  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                5.60         01/02/2008             1,563
          1,040  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                5.54         04/20/2007             1,040
            354  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                5.39         08/24/2007               354
          6,241  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                5.47         08/27/2007             6,247
          1,248  METLIFE GLOBAL FUNDING I+++/-                                      5.43         03/16/2007             1,248
         52,009  METLIFE GLOBAL FUNDING I+++/-                                      5.31         02/22/2008            52,009
          4,473  MORGAN STANLEY+/-                                                  5.48         11/09/2007             4,478
         98,612  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $98,627)       5.36         03/01/2007            98,612
         31,985  MORGAN STANLEY SERIES EXL+/-                                       5.38         03/14/2008            32,000
         52,009  NATEXIS BANQUES POPULAIRES+++/-                                    5.35         11/09/2007            52,006
         82,070  NATIONWIDE BUILDING SOCIETY+++/-                                   5.48         07/20/2007            82,122
          5,201  NATIONWIDE BUILDING SOCIETY+/-                                     5.48         07/20/2007             5,205
          4,533  NIEUW AMSTERDAM RECEIVABLES CORPORATION                            5.27         03/27/2007             4,516
          6,116  NIEUW AMSTERDAM RECEIVABLES CORPORATION                            5.30         04/09/2007             6,081
         32,901  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                          5.34         07/30/2007            32,182
          2,003  NORTH SEA FUNDING LLC++                                            5.32         04/16/2007             1,990
         97,683  RACERS TRUST SERIES 2004-6-MM+++/-                                 5.34         08/22/2007            97,698
          6,803  ROYAL BANK OF SCOTLAND PLC+++/-                                    5.36         03/30/2007             6,803
          2,962  SCALDIS CAPITAL LIMITED                                            5.31         03/19/2007             2,955
          1,248  SCALDIS CAPITAL LIMITED++                                          5.31         04/16/2007             1,240
         49,928  SEDNA FINANCE INCORPORATED SERIES MTN+++/-                         5.32         04/11/2007            49,929
         37,446  SEDNA FINANCE INCORPORATED SERIES MTN+++/-                         5.33         10/26/2007            37,445
         41,607  SLM CORPORATION+++/-                                               5.32         03/12/2008            41,615
         12,732  SLM CORPORATION SERIES MTN1+/-                                     5.57         07/25/2007            12,744
          3,329  SOCIETE GENERALE NORTH AMERICA                                     5.33         06/11/2007             3,279
          3,672  SOCIETE GENERALE NORTH AMERICA                                     5.34         06/20/2007             3,613
         24,964  STANFIELD VICTORIA FUNDING++                                       5.32         04/25/2007            24,764
         15,499  STANFIELD VICTORIA FUNDING                                         5.33         06/21/2007            15,246

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       171,421  STANFIELD VICTORIA FUNDING++                                       5.33%        06/26/2007   $       168,507
         20,804  STANFIELD VICTORIA FUNDING                                         5.34         07/30/2007            20,349
          7,281  TASMAN FUNDING INCORPORATED++                                      5.32         05/16/2007             7,201
        208,035  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                          5.51         12/31/2007           208,035
         39,982  TRAVELERS INSURANCE COMPANY+/-                                     5.39         02/08/2008            39,981
            533  TULIP FUNDING CORPORATION                                          5.31         04/25/2007               528
         52,009  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                 5.33         03/09/2007            52,017
         11,234  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                  5.37         12/03/2007            11,237
          3,537  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                  5.36         12/13/2007             3,539
          4,161  VERSAILLES CDS LLC++                                               5.30         03/15/2007             4,152
          3,121  VERSAILLES CDS LLC++                                               5.31         04/16/2007             3,100
          3,121  VETRA FINANCE CORPORATION++                                        5.31         03/02/2007             3,120
         35,033  VETRA FINANCE CORPORATION++                                        5.32         03/13/2007            34,972
         35,366  VETRA FINANCE CORPORATION++                                        5.30         04/23/2007            35,093
            312  WACHOVIA CORPORATION+/-                                            5.41         07/20/2007               312
         52,009  WAL-MART STORES INCORPORATED SERIES MTN+/-                         5.26         03/28/2007            52,008
         10,194  WESTPAC BANKING CORPORATION++                                      5.30         03/29/2007            10,152
          4,620  WHISTLEJACKET CAPITAL LIMITED                                      5.31         03/20/2007             4,608
         46,639  WHISTLEJACKET CAPITAL LIMITED++                                    5.30         03/30/2007            46,442
         42,333  WHITE PINE FINANCE LLC                                             5.30         03/12/2007            42,265
         45,890  WHITE PINE FINANCE LLC++                                           5.31         03/30/2007            45,696
         34,326  WHITE PINE FINANCE LLC+++/-                                        5.32         04/20/2007            34,327
         16,643  WHITE PINE FINANCE LLC+++/-                                        5.35         06/21/2007            16,646
         59,357  WORLD OMNI VEHICLE LEASING                                         5.33         03/21/2007            59,183
          1,040  WORLD SAVINGS BANK FSB+/-                                          5.43         06/01/2007             1,041
            208  WORLD SAVINGS BANK FSB SERIES BKNT+/-                              5.36         10/19/2007               208
          2,600  YORKTOWN CAPITAL LLC                                               5.31         03/12/2007             2,599

                                                                                                                    6,604,582
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,604,582)                                                           6,604,582
                                                                                                              ---------------
SHARES

SHORT-TERM INVESTMENTS - 6.95%
      3,173,001  WELLS FARGO MONEY MARKET TRUST~+++                                                                 3,173,001
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,173,001)                                                                      3,173,001
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $49,947,176)*                                      112.82%                                              $    51,486,384

OTHER ASSETS AND LIABILITIES, NET                        (12.82)                                                   (5,851,315)
                                                        -------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $    45,635,069
                                                        -------                                               ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(Y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,173,001.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE  MATURITY DATE      VALUE
ASSET BACKED SECURITIES - 25.44%
$       878,422  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                      6.00%       10/25/2033    $      883,331
        500,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                  5.64        03/15/2012           502,817
        999,981  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-              5.97        03/25/2034         1,003,197
      1,000,000  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                 2003-5 CLASS 2M1+/-                                                 5.92        05/25/2033         1,001,925
         13,525  COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A2             6.59        01/17/2032            13,521
        200,000  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2007-S1 CLASS
                 A1A+/-                                                              5.43        02/25/2037           200,000
        100,775  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-         5.56        05/15/2028           100,781
         74,207  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-         5.61        02/15/2034            74,380
        112,855  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-        5.62        12/15/2033           113,117
         49,734  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-            6.07        09/25/2033            49,937
        256,204  FLEET HOME EQUITY LOAN TRUST SERIES 2001-1 CLASS A+/-               5.53        05/20/2031           256,241
        200,000  FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-             5.34        12/15/2009           199,999
        225,000  GRACECHURCH CARD PLC SERIES 7 CLASS A+/-                            5.34        11/16/2009           225,070
        159,693  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                   5.44        08/25/2035           159,624
         25,040  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                 CLASS AII+/-                                                        5.79        03/25/2032            25,047
        887,290  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
                 CLASS MII1+/-                                                       5.95        10/25/2033           887,638
      1,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                 M1+/-                                                               6.75        04/25/2033         1,000,881
         27,398  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                 5.80        12/25/2034            27,474
        265,000  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2007-1 CLASS A2          5.29        05/20/2009           265,397
        200,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++       5.61        06/23/2012           200,000

TOTAL ASSET BACKED SECURITIES (COST $7,176,687)                                                                     7,190,377
                                                                                                               --------------

AGENCY SECURITIES - 17.19%

FEDERAL HOME LOAN BANK - 3.48%
        130,000  FHLB                                                                3.38        10/05/2007           128,587
        200,000  FHLB<<                                                              5.38        03/14/2008           200,023
        300,000  FHLB<<                                                              5.50        08/15/2008           300,555
        355,000  FHLB<<                                                              5.30        01/12/2009           355,019

                                                                                                                      984,184
                                                                                                               --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.71%
        279,209  FHLMC #555514<<                                                     9.00        10/01/2019           306,203
        354,254  FHLMC #555519<<                                                     9.00        12/01/2016           379,593
         42,632  FHLMC #786823+/-                                                    7.06        07/01/2029            43,635
         75,745  FHLMC #788792+/-                                                    6.87        01/01/2029            78,343
         53,251  FHLMC #789272+/-                                                    5.74        04/01/2032            54,171
         73,269  FHLMC #789483+/-                                                    5.62        06/01/2032            74,358
          1,658  FHLMC #865456+/-                                                    5.86        07/01/2010             1,646
         68,225  FHLMC #A01734                                                       9.00        08/01/2018            73,031
        266,762  FHLMC #G10747                                                       7.50        10/01/2012           273,480
        145,240  FHLMC #G11209                                                       7.50        12/01/2011           148,116
        176,169  FHLMC #G11391                                                       7.50        06/01/2012           180,451

                                                                                                                    1,613,027
                                                                                                               --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.45%
        300,000  FNMA                                                                5.38        04/03/2008           300,063
        180,000  FNMA                                                                4.00        06/23/2008           177,941
        257,904  FNMA #100255                                                        8.33        07/15/2020           279,589
        149,866  FNMA #100259                                                        7.50        12/15/2009           151,681
         27,068  FNMA #149167                                                       10.50        08/01/2020            30,623
         62,828  FNMA #365418+/-                                                     5.89        01/01/2023            63,075
         40,241  FNMA #372179                                                       11.00        04/01/2012            43,219
         81,793  FNMA #545460+/-<<                                                   7.24        11/01/2031            83,378
         44,728  FNMA #675491+/-                                                     8.27        04/01/2033            45,700
        651,000  FNMA SERIES 1                                                       4.25        09/15/2007           647,475

                                                                                                                    1,822,744
                                                                                                               --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE  MATURITY DATE      VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.55%
$       155,600  GNMA #781540                                                        7.00%       05/15/2013    $      160,626
        263,999  GNMA #781614                                                        7.00        06/15/2033           277,186

                                                                                                                      437,812
                                                                                                               --------------

TOTAL AGENCY SECURITIES (COST $4,771,640)                                                                           4,857,767
                                                                                                               --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.32%
        308,431  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2      5.50        10/25/2034           306,826
         47,783  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-      7.35        10/20/2032            48,042
        154,563  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-      5.25        12/25/2035           153,388
        985,660  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-J9 CLASS
                 1AIO+/-(C)                                                          1.40        03/25/2007               109
        149,861  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-    5.38        11/25/2036           149,817
         57,061  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
                 2001-HYB1 CLASS 2A1+/-                                              6.74        06/19/2031            56,923
         34,640  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
                 2004-20 CLASS 3A1+/-                                                7.45        09/25/2034            35,352
        176,017  COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-               5.58        03/20/2036           175,668
        113,510  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-(I)     6.67        01/25/2022           113,040
         82,172  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-(I)    6.51        02/20/2021            81,942
        473,999  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6       9.50        02/25/2042           513,533
        408,722  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                          9.50        11/25/2031           434,148
        226,781  FNMA SERIES 1990-77 CLASS D                                         9.00        06/25/2020           240,814
        117,804  FNMA SERIES 2003-W19 CLASS 1A4                                      4.78        11/25/2033           116,805
        287,490  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                          6.17        05/25/2042           295,146
         41,270  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                         8.04        06/25/2033            41,682
        137,302  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                         6.03        08/25/2042           141,043
        447,691  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                          6.10        08/25/2042           460,850
        224,997  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                   8.00        09/19/2027           238,035
        243,156  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++              5.72        06/25/2034           244,532
        189,744  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++              5.99        06/25/2034           196,493
        185,945  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++           5.72        04/25/2036           187,139
        168,991  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                  6.99        04/25/2032           169,136
        124,523  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-            5.93        06/25/2024           124,063
      5,309,503  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS
                 AX1+/-(C)                                                           0.80        11/25/2034            32,355
        125,871  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-         5.38        10/25/2036           125,616
        393,161  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                 5.37        08/25/2035           390,735
        237,727  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                 1A1+/-++                                                            4.95        09/28/2044           234,593
         94,731  MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                   6.16        10/25/2032            94,386
        949,250  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                  6.72        09/10/2035           965,176
        247,639  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS
                 A+/-                                                                6.96        11/25/2020           246,783
        208,025  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                 A+/-++                                                              8.53        07/15/2027           208,421
     10,000,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
                 IO3+/-++(C)                                                         1.37        11/15/2034            99,296
         34,532  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-         4.82        10/25/2032            34,400
         70,025  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-         4.38        12/25/2032            69,417
        195,766  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-          3.07        08/25/2033           192,182
        221,037  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-(I)        7.03        12/28/2037           220,371

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,391,737)                                                         7,438,257
                                                                                                               --------------

CORPORATE BONDS & NOTES - 20.08%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.54%
         95,000  DR HORTON INCORPORATED                                              7.50        12/01/2007            96,353
         55,000  K HOVNANIAN ENTERPRISES                                            10.50        10/01/2007            56,306

                                                                                                                      152,659
                                                                                                               --------------

COMMUNICATIONS - 1.56%
        140,000  NEXTEL PARTNERS INCORPORATED                                        8.13        07/01/2011           146,053
        100,000  QWEST CORPORATION+/-                                                8.61        06/15/2013           109,125

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (continued)
$       186,000  VERIZON GLOBAL FUNDING CORPORATION SERIES MTN                       7.60%       03/15/2007    $      186,109

                                                                                                                      441,287
                                                                                                               --------------

COMPUTER HARDWARE - 0.70%
        200,000  IBM CORPORATION SERIES MTN                                          3.80        02/01/2008           197,581
                                                                                                               --------------

DEPOSITORY INSTITUTIONS - 1.60%
        350,000  BANK ONE                                                            6.25        02/15/2008           352,836
        100,000  PNC FUNDING CORPORATION+/-                                          5.50        01/31/2012           100,047

                                                                                                                      452,883
                                                                                                               --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.14%
        200,000  ENTERGY GULF STATES INCORPORATED+/-                                 5.77        12/01/2009           199,693
        110,000  ENTERGY GULF STATES INCORPORATED                                    5.12        08/01/2010           108,385
        255,000  GEORGIA POWER CAPITAL TRUST VI+/-                                   4.88        11/01/2042           253,960
         40,000  IPALCO ENTERPRISES INCORPORATED                                     8.38        11/14/2008            41,300

                                                                                                                      603,338
                                                                                                               --------------

FOOD & KINDRED PRODUCTS - 2.01%
        165,000  GENERAL MILLS INCORPORATED+/-                                       5.49        01/22/2010           165,093
        100,000  H.J. HEINZ COMPANY++                                                6.43        12/01/2008           101,777
        300,000  KRAFT FOODS INCORPORATED                                            5.25        06/01/2007           299,806

                                                                                                                      566,676
                                                                                                               --------------

GENERAL MERCHANDISE STORES - 0.23%
         65,000  MAY DEPARTMENT STORES COMPANY                                       5.95        11/01/2008            65,627
                                                                                                               --------------

HOLDING & OTHER INVESTMENT OFFICES - 3.00%
         65,000  ALAMOSA DELAWARE INCORPORATED                                       8.50        01/31/2012            68,789
        275,000  CORE INVESTMENT GRADE TRUST                                         4.64        11/30/2007           273,592
        505,000  COUNTRYWIDE HOME LOANS INCORPORATED SERIES MTNK                     5.63        05/15/2007           505,143

                                                                                                                      847,524
                                                                                                               --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.88%
        250,000  JOHN DEERE CAPITAL CORPORATION                                      3.88        03/07/2007           249,978
                                                                                                               --------------

INSURANCE CARRIERS - 0.98%
        150,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-               5.69        07/11/2011           151,086
        125,000  UNUMPROVIDENT CORPORATION                                           5.86        05/15/2009           126,074

                                                                                                                      277,160
                                                                                                               --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.88%
        130,000  GMAC LLC                                                            5.85        01/14/2009           128,961
        225,000  HSBC FINANCE CORPORATION                                            5.84        02/15/2008           226,319
        175,000  RESIDENTIAL CAPITAL CORPORATION+/-                                  6.66        11/21/2008           176,360

                                                                                                                      531,640
                                                                                                               --------------

OIL & GAS EXTRACTION - 0.46%
        130,000  ANADARKO PETROLEUM CORPORATION+/-                                   5.76        09/15/2009           130,256
                                                                                                               --------------

PAPER & ALLIED PRODUCTS - 0.89%
        250,000  INTERNATIONAL PAPER COMPANY                                         6.50        11/15/2007           251,064
                                                                                                               --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.24%
$        70,000  THE E. W. SCRIPPS COMPANY                                           3.75%       02/15/2008   $        68,732
                                                                                                              ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.41%
        120,000  EQUITY ONE INCORPORATED                                             3.88        04/15/2009           116,152
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 1.40%
        295,000  DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                           5.60        03/07/2007           295,001
        100,000  JOHNSON CONTROLS INCORPORATED+/-                                    5.59        01/17/2008           100,148

                                                                                                                      395,149
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.16%
        165,000  CARDINAL HEALTH INCORPORATED+/-++                                   5.63        10/02/2009           165,149
        160,000  SAFEWAY INCORPORATED                                                7.00        09/15/2007           161,337

                                                                                                                      326,486
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $5,672,333)                                                                     5,674,192
                                                                                                              ---------------

FOREIGN CORPORATE BONDS @- 3.87%
         50,000  PEMEX FINANCE LIMITED                                               9.69        08/15/2009            52,677
        100,000  SABMILLER PLC+/-++                                                  5.66        07/01/2009           100,127
        305,000  TELUS CORPORATION                                                   7.50        06/01/2007           306,409
        200,000  TRANSOCEAN INCORPORATED+/-                                          5.57        09/05/2008           200,191
        230,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                       6.50        12/15/2008           232,182
        200,000  YORKSHIRE POWER FINANCE SERIES B                                    6.50        02/25/2008           202,216

TOTAL FOREIGN CORPORATE BONDS (COST $1,095,390)                                                                     1,093,802
                                                                                                              ---------------

MUNICIPAL BONDS & NOTES - 2.79%

CALIFORNIA - 0.36%
        100,000  ANAHEIM CA PUBLIC IMPROVEMENTS PROJECT SERIES B (LEASE
                 REVENUE, FIRST SECURITY BANK LOC)                                   7.38        09/01/2020           103,025
                                                                                                              ---------------

ILLINOIS - 0.10%
         30,000  PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)^                         5.25        12/01/2008            27,096
                                                                                                              ---------------

MASSACHUSETTS - 0.57%
        155,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
                 UNIVERSITY REVENUE, MBIA INSURED)                                   7.04        10/01/2028           160,073
                                                                                                              ---------------

NEW JERSEY - 0.72%
        205,000  BAYONNE NJ REDEVELOPMENT AGENCY SERIES B (OTHER REVENUE LOC)        5.43        04/13/2007           204,699
                                                                                                              ---------------

NEW YORK - 1.04%
        300,000  NEW YORK STATE DORMITORY AUTHORITY (HEALTHCARE FACILITIES
                 REVENUE)                                                            3.45        02/15/2008           294,959
                                                                                                              ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $790,090)                                                                         789,852
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 5.95%

COLLATERAL INVESTED IN OTHER ASSETS - 5.95%
          5,300  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                            5.40        11/21/2007             5,304
            159  AMERICAN GENERAL FINANCE CORPORATION+/-                             5.42        06/27/2007               159
             58  AMERICAN GENERAL FINANCE CORPORATION+/-                             5.47        01/18/2008                58
         15,369  AMERICAN GENERAL FINANCE CORPORATION+/-++                           5.37        03/14/2008            15,372
            440  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                  5.32        07/10/2007               440
            530  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                  5.46        09/27/2007               530
            521  AMSTEL FUNDING CORPORATION                                          5.31        03/15/2007               520
          3,984  AMSTEL FUNDING CORPORATION                                          5.31        04/16/2007             3,958

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         1,845  AMSTEL FUNDING CORPORATION                                          5.31%       04/20/2007   $         1,832
          6,622  ASIF GLOBAL FINANCING+/-++                                          5.40        05/03/2007             6,623
         13,249  ATLAS CAPITAL FUNDING CORPORATION+/-++                              5.33        05/10/2007            13,249
            795  ATLAS CAPITAL FUNDING CORPORATION++                                 5.29        05/21/2007               786
         10,599  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                   5.30        04/25/2007            10,600
         13,249  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                  5.37        10/25/2007            13,249
         17,885  ATOMIUM FUNDING CORPORATION++                                       5.33        05/11/2007            17,700
         28,088  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.38        08/22/2007            28,088
          2,729  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.94        09/27/2007             2,740
         13,249  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.39        10/05/2007            13,249
         24,113  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                   5.44        10/03/2007            24,133
         52,996  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                 $53,004)                                                            5.36        03/01/2007            52,996
        140,440  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                 $140,461)                                                           5.36        03/01/2007           140,440
          7,949  BETA FINANCE INCORPORATED SERIES MTN+/-++                           5.33        07/17/2007             7,951
         68,895  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $68,905)           5.36        03/01/2007            68,895
          2,365  BUCKINGHAM CDO LLC                                                  5.30        03/15/2007             2,360
          6,218  CAIRN HIGH GRADE FUNDING I LLC                                      5.29        03/01/2007             6,218
          1,113  CAIRN HIGH GRADE FUNDING I LLC                                      5.31        03/08/2007             1,112
          2,671  CAIRN HIGH GRADE FUNDING I LLC++                                    5.31        03/14/2007             2,666
          3,710  CAIRN HIGH GRADE FUNDING I LLC++                                    5.30        03/22/2007             3,698
          6,890  CAIRN HIGH GRADE FUNDING I LLC++                                    5.32        04/23/2007             6,836
          5,300  CAIRN HIGH GRADE FUNDING I LLC                                      5.32        05/08/2007             5,247
          9,539  CAIRN HIGH GRADE FUNDING I LLC                                      5.32        05/10/2007             9,442
          7,849  CAIRN HIGH GRADE FUNDING I LLC++                                    5.32        05/14/2007             7,764
            207  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                       5.43        08/20/2007               207
         13,249  CBA (DELAWARE) FINANCE INCORPORATED                                 5.31        05/31/2007            13,074
          4,338  CEDAR SPRINGS CAPITAL COMPANY++                                     5.28        03/02/2007             4,337
          9,661  CEDAR SPRINGS CAPITAL COMPANY++                                     5.29        03/05/2007             9,655
            254  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        03/07/2007               254
          1,323  CEDAR SPRINGS CAPITAL COMPANY++                                     5.31        03/12/2007             1,321
         13,249  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        03/16/2007            13,220
          4,045  CEDAR SPRINGS CAPITAL COMPANY                                       5.29        03/29/2007             4,028
         23,169  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        04/10/2007            23,035
         16,110  CEDAR SPRINGS CAPITAL COMPANY                                       5.31        04/16/2007            16,002
          1,563  CEDAR SPRINGS CAPITAL COMPANY                                       5.32        04/18/2007             1,552
         15,879  CEDAR SPRINGS CAPITAL COMPANY++                                     5.31        05/08/2007            15,722
            777  CHEYNE FINANCE LLC++                                                5.30        03/01/2007               777
            344  CHEYNE FINANCE LLC                                                  5.29        03/22/2007               343
          5,565  CHEYNE FINANCE LLC++                                                5.33        04/13/2007             5,530
            530  CHEYNE FINANCE LLC++                                                5.31        04/17/2007               526
          6,890  CHEYNE FINANCE LLC                                                  5.33        05/11/2007             6,818
          5,300  CHEYNE FINANCE LLC                                                  5.32        05/14/2007             5,243
          2,385  CHEYNE FINANCE LLC                                                  5.32        06/07/2007             2,351
         42,397  CHEYNE FINANCE LLC                                                  5.32        06/18/2007            41,725
         10,599  CHEYNE FINANCE LLC                                                  5.32        07/17/2007            10,387
         10,599  CHEYNE FINANCE LLC                                                  5.32        07/18/2007            10,386
         13,249  CHEYNE FINANCE LLC+/-++                                             5.32        02/25/2008            13,244
            569  CIT GROUP INCORPORATED+/-                                           5.58        05/18/2007               569
          5,300  CIT GROUP INCORPORATED+/-                                           5.43        12/19/2007             5,305
         28,619  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $28,624)             5.36        03/01/2007            28,619
         30,208  COBBLER FUNDING LIMITED                                             5.29        03/15/2007            30,146
          2,120  COMERICA BANK+/-                                                    5.34        07/20/2007             2,120
         45,126  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                  5.31        03/13/2007            45,047
          2,650  CREDIT SUISSE FIRST BOSTON (NEW YORK) SERIES YCD+/-                 5.36        03/27/2007             2,649
          2,385  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-         5.46        04/05/2007             2,385
          1,214  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-         5.73        10/29/2007             1,217
         58,354  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT (MATURITY
                 VALUE $58,363)                                                      5.36        03/01/2007            58,354
            132  CROWN POINT CAPITAL COMPANY                                         5.32        04/17/2007               132
         64,198  DEER VALLEY FUNDING LLC                                             5.29        03/07/2007            64,142
         13,249  DEER VALLEY FUNDING LLC                                             5.30        03/19/2007            13,214
          1,206  DEUTSCHE BANK AG (NEW YORK) SERIES YCD+/-                           5.34        03/15/2007             1,205
         10,599  FCAR OWNER TRUST SERIES II                                          5.33        06/11/2007            10,442
          5,300  FCAR OWNER TRUST SERIES II                                          5.34        06/21/2007             5,213

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$           448  FCAR OWNER TRUST SERIES II                                          5.32%       06/22/2007   $           441
          3,445  FCAR OWNER TRUST SERIES II                                          5.33        07/20/2007             3,374
            530  FIVE FINANCE INCORPORATED+/-++                                      5.33        09/13/2007               530
          9,539  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                      5.31        06/18/2007             9,388
          1,325  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                      5.32        06/25/2007             1,303
            530  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                    5.34        07/12/2007               520
            229  FOX TROT CDO LIMITED++                                              5.29        04/11/2007               228
          8,479  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                       5.40        06/18/2007             8,479
         10,703  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                 5.42        06/22/2007            10,708
         18,040  GENWORTH FINANCIAL INCORPORATED+/-                                  5.51        06/15/2007            18,050
         28,737  GEORGE STREET FINANCE LLC                                           5.32        03/28/2007            28,624
         13,249  GERMAN RESIDENTIAL FUNDING+/-++                                     5.34        08/22/2007            13,249
         13,249  GERMAN RESIDENTIAL FUNDING+/-++                                     5.35        08/22/2007            13,249
         26,498  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                     5.46        03/30/2007            26,500
            397  GRAMPIAN FUNDING LIMITED                                            5.31        05/22/2007               393
            896  HUDSON-THAMES LLC++                                                 5.33        03/05/2007               895
          2,191  HUDSON-THAMES LLC++                                                 5.30        04/02/2007             2,181
         18,476  HUDSON-THAMES LLC                                                   5.31        04/16/2007            18,352
          4,161  HUDSON-THAMES LLC                                                   5.31        04/20/2007             4,130
         16,330  HUDSON-THAMES LLC                                                   5.32        07/16/2007            16,006
            371  IBM CORPORATION SERIES MTN+/-                                       5.36        06/28/2007               371
         18,549  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                       5.39        09/17/2007            18,549
            132  IRISH LIFE & PERMANENT PLC++                                        5.31        04/04/2007               132
         33,918  KAUPTHING BANK SERIES MTN+/-++                                      5.40        03/20/2007            33,916
          2,244  KLIO FUNDING CORPORATION++                                          5.31        04/12/2007             2,230
          1,036  KLIO III FUNDING CORPORATION                                        5.31        03/20/2007             1,033
         21,699  KLIO III FUNDING CORPORATION                                        5.31        05/08/2007            21,484
          1,752  LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.34        03/15/2007             1,748
          5,390  LA FAYETTE ASSET SECURITIZATION CORPORATION                         5.30        04/09/2007             5,360
         18,549  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            5.46        05/31/2007            18,557
          2,973  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                5.48        04/20/2007             2,974
          1,325  LIBERTY LIGHT US CAPITAL+/-++                                       5.36        11/21/2007             1,326
          2,120  LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                           5.48        04/16/2007             2,120
         13,249  LIQUID FUNDING LIMITED++                                            5.29        03/05/2007            13,241
          7,429  LIQUID FUNDING LIMITED++                                            5.30        03/30/2007             7,398
            795  LIQUID FUNDING LIMITED++                                            5.34        07/16/2007               779
         26,498  LIQUID FUNDING LIMITED+/-++                                         5.29        08/15/2007            25,858
            397  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                 5.60        01/02/2008               398
            265  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.54        04/20/2007               265
             90  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.39        08/24/2007                90
          1,590  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.47        08/27/2007             1,592
            318  METLIFE GLOBAL FUNDING I+/-++                                       5.43        03/16/2007               318
         13,249  METLIFE GLOBAL FUNDING I+/-++                                       5.31        02/22/2008            13,249
          1,139  MORGAN STANLEY+/-                                                   5.48        11/09/2007             1,141
         25,121  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $25,125)        5.36        03/01/2007            25,121
          8,148  MORGAN STANLEY SERIES EXL+/-                                        5.38        03/14/2008             8,152
         13,249  NATEXIS BANQUES POPULAIRES+/-++                                     5.35        11/09/2007            13,248
         20,907  NATIONWIDE BUILDING SOCIETY+/-++                                    5.48        07/20/2007            20,920
          1,325  NATIONWIDE BUILDING SOCIETY+/-                                      5.48        07/20/2007             1,326
          1,155  NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.27        03/27/2007             1,150
          1,558  NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.30        04/09/2007             1,549
          8,381  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                           5.34        07/30/2007             8,198
            510  NORTH SEA FUNDING LLC++                                             5.32        04/16/2007               507
         24,884  RACERS TRUST SERIES 2004-6-MM+/-++                                  5.34        08/22/2007            24,888
          1,733  ROYAL BANK OF SCOTLAND PLC+/-++                                     5.36        03/30/2007             1,733
            755  SCALDIS CAPITAL LIMITED                                             5.31        03/19/2007               753
            318  SCALDIS CAPITAL LIMITED++                                           5.31        04/16/2007               316
         12,719  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                          5.32        04/11/2007            12,719
          9,539  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                          5.33        10/26/2007             9,539
         10,599  SLM CORPORATION+/-++                                                5.32        03/12/2008            10,601
          3,243  SLM CORPORATION SERIES MTN1+/-                                      5.57        07/25/2007             3,247
            848  SOCIETE GENERALE NORTH AMERICA                                      5.33        06/11/2007               835
            935  SOCIETE GENERALE NORTH AMERICA                                      5.34        06/20/2007               920

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$         6,360  STANFIELD VICTORIA FUNDING++                                        5.32%       04/25/2007   $         6,309
          3,948  STANFIELD VICTORIA FUNDING                                          5.33        06/21/2007             3,884
         43,669  STANFIELD VICTORIA FUNDING++                                        5.33        06/26/2007            42,927
          5,300  STANFIELD VICTORIA FUNDING                                          5.34        07/30/2007             5,184
          1,855  TASMAN FUNDING INCORPORATED++                                       5.32        05/16/2007             1,834
         52,996  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                           5.51        12/31/2007            52,996
         10,185  TRAVELERS INSURANCE COMPANY+/-                                      5.39        02/08/2008            10,185
            136  TULIP FUNDING CORPORATION                                           5.31        04/25/2007               135
         13,249  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  5.33        03/09/2007            13,251
          2,862  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                   5.37        12/03/2007             2,863
            901  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                   5.36        12/13/2007               902
          1,060  VERSAILLES CDS LLC++                                                5.30        03/15/2007             1,058
            795  VERSAILLES CDS LLC++                                                5.31        04/16/2007               790
            795  VETRA FINANCE CORPORATION++                                         5.31        03/02/2007               795
          8,925  VETRA FINANCE CORPORATION++                                         5.32        03/13/2007             8,909
          9,009  VETRA FINANCE CORPORATION++                                         5.30        04/23/2007             8,940
             79  WACHOVIA CORPORATION+/-                                             5.41        07/20/2007                80
         13,249  WAL-MART STORES INCORPORATED SERIES MTN+/-                          5.26        03/28/2007            13,249
          2,597  WESTPAC BANKING CORPORATION++                                       5.30        03/29/2007             2,586
          1,177  WHISTLEJACKET CAPITAL LIMITED                                       5.31        03/20/2007             1,174
         11,881  WHISTLEJACKET CAPITAL LIMITED++                                     5.30        03/30/2007            11,831
         10,784  WHITE PINE FINANCE LLC                                              5.30        03/12/2007            10,767
         11,690  WHITE PINE FINANCE LLC++                                            5.31        03/30/2007            11,641
          8,744  WHITE PINE FINANCE LLC+/-++                                         5.32        04/20/2007             8,745
          4,240  WHITE PINE FINANCE LLC+/-++                                         5.35        06/21/2007             4,241
         15,121  WORLD OMNI VEHICLE LEASING                                          5.33        03/21/2007            15,077
            265  WORLD SAVINGS BANK FSB+/-                                           5.43        06/01/2007               265
             53  WORLD SAVINGS BANK FSB SERIES BKNT+/-                               5.36        10/19/2007                53
            662  YORKTOWN CAPITAL LLC                                                5.31        03/12/2007               663

                                                                                                                    1,682,496

                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,682,496)                                                           1,682,496
                                                                                                              ---------------
SHARES

SHORT-TERM INVESTMENTS - 3.99%

MUTUAL FUNDS - 3.85%
      1,088,012  WELLS FARGO MONEY MARKET TRUST~+++                                                                 1,088,012
                                                                                                              ---------------

PRINCIPAL

US TREASURY BILLS - 0.14%
$        40,000  US TREASURY BILL^#                                                  5.00        04/26/2007            39,685

TOTAL SHORT-TERM INVESTMENTS (COST $1,127,701)                                                                      1,127,697
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $29,708,074)*                                      105.63%                                              $    29,854,440

OTHER ASSETS AND LIABILITIES, NET                         (5.63)                                                   (1,591,744)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $    28,262,696
                                                         ------                                               ---------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(I)   ILLIQUID SECURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,088,012.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE INCOME FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

      The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

     Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures approved by the Board of Trustees.


SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 0.01%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.00%
$           680  FHLMC #170027                                                      14.75%       03/01/2010   $           761
          3,576  FHLMC #170065                                                      14.00        09/01/2012             4,104

                                                                                                                        4,865
                                                                                                              ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
          1,963  GNMA #45265                                                        15.00        08/15/2011             2,238
          1,220  GNMA #53809                                                        15.00        02/15/2012             1,396
          1,773  GNMA #54340                                                        15.00        05/15/2012             2,029

                                                                                                                        5,663
                                                                                                              ---------------

SMALL BUSINESS ADMINISTRATION - 0.01%
        270,622  SBA #40013++(c)(i)                                                  3.38        09/30/2017             6,766
                                                                                                              ---------------

TOTAL AGENCY SECURITIES (COST $579,378)                                                                                17,294
                                                                                                              ---------------

CORPORATE BONDS & NOTES - 75.86%

AGRICULTURAL PRODUCTION CROPS - 0.76%
      2,129,000  BUNGE LIMITED FINANCE CORPORATION                                   4.38        12/15/2008         2,094,008
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 0.72%
      1,855,000  JC PENNY COMPANY INCORPORATED SERIES MTNA                           6.88        10/15/2015         1,985,924
                                                                                                              ---------------

BUSINESS SERVICES - 1.67%
      1,097,000  BEAVER VALLEY II FUNDING CORPORATION                                8.63        06/01/2007         1,103,297
        995,000  SB TREASURY COMPANY LLC+++/-                                        9.40        12/31/2049         1,043,937
      2,400,000  SEAGATE TECHNOLOGY HDD                                              6.80        10/01/2016         2,418,000

                                                                                                                    4,565,234
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 0.75%
      1,925,000  WYETH                                                               6.95        03/15/2011         2,055,319
                                                                                                              ---------------

COMMUNICATIONS - 11.20%
      2,230,000  AT&T CORPORATION                                                    8.00        11/15/2031         2,830,795
      1,410,000  CITIZENS COMMUNICATIONS COMPANY<<                                   9.00        08/15/2031         1,561,575
      3,025,000  COMCAST CORPORATION                                                 5.88        02/15/2018         3,081,852
      1,185,000  COMCAST CORPORATION<<                                               6.45        03/15/2037         1,239,921
      1,200,000  COX COMMUNICATIONS INCORPORATED                                     4.63        01/15/2010         1,183,555
        955,000  EMBARQ CORPORATION                                                  7.08        06/01/2016           987,528
      2,215,000  EMBARQ CORPORATION<<                                                8.00        06/01/2036         2,351,756
      2,420,000  HISTORIC TW INCORPORATED                                            6.63        05/15/2029         2,536,516
      1,080,000  NEWS AMERICA HOLDINGS INCORPORATED                                  8.25        08/10/2018         1,304,398
      1,220,000  NEWS AMERICA HOLDINGS INCORPORATED                                  6.20        12/15/2034         1,225,979
      2,835,000  NEXTEL COMMUNICATIONS SERIES F                                      5.95        03/15/2014         2,794,732
      2,055,000  QWEST CORPORATION                                                   7.63        06/15/2015         2,193,713
      1,410,000  SPRINT CAPITAL CORPORATION                                          6.88        11/15/2028         1,437,660
          5,000  SPRINT NEXTEL CORPORATION                                           6.00        12/01/2016             4,981
      2,160,000  VERIZON (FLORIDA) INCORPORATED SERIES F                             6.13        01/15/2013         2,226,465
      1,000,000  VERIZON (NEW YORK) INCORPORATED SERIES B                            7.38        04/01/2032         1,073,594
      1,555,000  VIACOM INCORPORATED                                                 5.75        04/30/2011         1,580,424
      1,040,000  VIACOM INCORPORATED                                                 6.88        04/30/2036         1,068,341

                                                                                                                   30,683,785
                                                                                                              ---------------
DEPOSITORY INSTITUTIONS - 5.48%
      1,305,000  BAC CAPITAL TRUST XIV+/-                                            5.63        12/31/2049         1,317,809

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS (continued)
$     4,500,000  CITIGROUP INCORPORATED<<                                           5.00%        09/15/2014   $     4,417,758
      1,420,000  COMERCIA BANK SERIES BKNT                                          5.75         11/21/2016         1,448,779
      1,775,000  JPMORGAN CHASE & COMPANY                                           5.13         09/15/2014         1,760,626
      1,695,000  M&T BANK CORPORATION+++/-                                          3.85         04/01/2013         1,672,868
      1,680,000  MANUFACTURERS & TRADERS TRUST COMPANY+/-                           5.63         12/01/2021         1,674,486
      2,605,000  WASHINGTON MUTUAL CAPITAL I                                        8.38         06/01/2027         2,723,507

                                                                                                                   15,015,833
                                                                                                              ---------------

EATING & DRINKING PLACES - 1.08%
      1,540,000  DARDEN RESTAURANTS                                                 6.00         08/15/2035         1,384,016
      1,400,000  YUM! BRANDS INCORPORATED                                           8.88         04/15/2011         1,576,541

                                                                                                                    2,960,557
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 10.10%
      2,250,000  CAROLINA POWER & LIGHT COMPANY                                     5.15         04/01/2015         2,227,682
        825,000  CLEVELAND ELECTRIC ILLUMINATION                                    5.65         12/15/2013           834,076
      1,295,000  CONSUMERS ENERGY COMPANY                                           5.15         02/15/2017         1,254,619
      3,660,000  CONSUMERS ENERGY COMPANY SERIES B<<                                5.38         04/15/2013         3,673,571
      1,410,000  ENERGY EAST CORPORATION                                            6.75         07/15/2036         1,538,259
      1,682,400  FPL ENERGY NATIONAL WIND++                                         6.13         03/25/2019         1,644,210
      1,735,000  IPALCO ENTERPRISES INCORPORATED                                    8.38         11/14/2008         1,791,388
        955,000  IPALCO ENTERPRISES INCORPORATED                                    8.63         11/14/2011         1,034,981
      1,460,000  METROPOLITAN EDISON COMPANY                                        4.95         03/15/2013         1,426,405
      3,045,000  MONONGAHELA POWER COMPANY                                          6.70         06/15/2014         3,264,788
      1,550,000  NEVADA POWER COMPANY SERIES N                                      6.65         04/01/2036         1,662,859
      1,025,000  NEVADA POWER COMPANY SERIES O<<                                    6.50         05/15/2018         1,087,531
        770,000  POTOMAC EDISON COMPANY                                             5.35         11/15/2014           766,006
      1,044,679  SALTON SEA FUNDING CORPORATION SERIES F                            7.48         11/30/2018         1,132,610
      1,550,000  SOUTHERN CALIFORNIA EDISON                                         7.63         01/15/2010         1,651,553
      1,465,000  WASTE MANAGEMENT INCORPORATED                                      7.38         08/01/2010         1,564,591
      1,165,000  WESTAR ENERGY INCORPORATED                                         5.88         07/15/2036         1,130,679

                                                                                                                   27,685,808
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   - 1.29%
      1,926,862  SALTON SEA FUNDING SERIES C                                        7.84         05/30/2010         1,996,113
      1,470,000  XEROX CORPORATION                                                  6.75         02/01/2017         1,553,916

                                                                                                                    3,550,029
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.32%
      2,045,000  DEAN FOODS COMPANY                                                 7.00         06/01/2016         2,111,463
      1,490,000  MILLER BREWING CORPORATION++                                       5.50         08/15/2013         1,494,875

                                                                                                                    3,606,338
                                                                                                              ---------------

FOOD STORES - 1.17%
      1,680,000  DELHAIZE AMERICA INCORPORATED                                      9.00         04/15/2031         2,018,100
      1,085,000  SAFEWAY INCORPORATED<<                                             7.25         02/01/2031         1,188,567

                                                                                                                    3,206,667
                                                                                                              ---------------

FORESTRY - 0.78%
      2,103,000  WEYERHAEUSER COMPANY                                               5.95         11/01/2008         2,125,288
                                                                                                              ---------------

GAMING - 0.64%
      1,820,000  MASHANTUCKET WEST PEQUOT++                                         5.91         09/01/2021         1,764,126
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
HEALTH SERVICES - 1.15%
$     1,420,000  COVENTRY HEALTH CARE INCORPORATED                                  5.88%        01/15/2012   $     1,427,100
      1,585,000  MEDCO HEALTH SOLUTIONS INCORPORATED                                7.25         08/15/2013         1,714,249

                                                                                                                    3,141,349
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 4.72%
      1,195,000  ALAMOSA DELAWARE INCORPORATED                                      8.50         01/31/2012         1,264,653
      3,500,000  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED                      4.88         08/15/2010         3,485,118
      2,210,000  FUND AMERICAN COMPANIES INCORPORATED                               5.88         05/15/2013         2,230,290
      3,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                               4.13         03/04/2008         2,968,923
      3,075,000  OMX TIMBER FINANCE INVESTMENTS LLC SERIES 1++                      5.42         01/29/2020         2,997,756

                                                                                                                   12,946,740
                                                                                                              ---------------

INSURANCE CARRIERS - 1.93%
      2,750,000  FIDELITY NATIONAL TITLE                                            7.30         08/15/2011         2,874,407
      1,100,000  UNUMPROVIDENT FINANCE COMPANY++                                    6.85         11/15/2015         1,163,870
      1,215,000  WR BERKLEY CORPORATION                                             6.25         02/15/2037         1,246,891

                                                                                                                    5,285,168
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS - 1.02%
      2,000,000  THERMO ELECTRON CORPORATION                                        7.63         10/30/2008         2,066,724
        705,000  XEROX CORPORATION                                                  6.40         03/15/2016           731,030

                                                                                                                    2,797,754
                                                                                                              ---------------

METAL MINING - 0.58%
      1,635,000  CODELCO INCORPORATED++                                             4.75         10/15/2014         1,578,988
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 0.31%
        837,200  CVS LEASE PASS THROUGH SERIES T++                                  6.04         12/10/2028           844,601
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.68%
      1,250,000  AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN+/-                  5.44         02/24/2012         1,249,473
      1,490,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                    5.85         06/01/2013         1,541,460
      1,405,000  CAPITAL ONE CAPITAL IV                                             6.75         02/17/2037         1,428,871
      1,375,000  FORD MOTOR CREDIT COMPANY                                          6.63         06/16/2008         1,378,570
      2,555,553  FPL ENERGY CAITHNESS FUNDING++                                     7.65         12/31/2018         2,829,687
      2,500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                   5.88         02/15/2012         2,589,023
      1,125,000  GMAC LLC                                                           6.13         01/22/2008         1,121,738
      1,420,000  GMAC LLC                                                           6.00         12/15/2011         1,389,315
      1,505,000  RESIDENTIAL CAPITAL CORPORATION                                    6.38         06/30/2010         1,518,157
        525,000  RESIDENTIAL CAPITAL CORPORATION                                    6.50         04/17/2013           530,074

                                                                                                                   15,576,368
                                                                                                              ---------------

OIL & GAS EXTRACTION - 3.02%
        445,000  DEVON FINANCING CORPORATION ULC                                    7.88         09/30/2031           544,216
      2,235,000  ENERGY TRANSFER PARTNERS LP<<                                      5.95         02/01/2015         2,282,954
      2,160,000  PEMEX PROJECT FUNDING MASTER TRUST                                 8.85         09/15/2007         2,194,560
      1,665,000  PEMEX PROJECT FUNDING MASTER TRUST                                 5.75         12/15/2015         1,656,675
      1,455,000  XTO ENERGY INCORPORATED                                            7.50         04/15/2012         1,594,613

                                                                                                                    8,273,018
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 0.36%
      1,000,000  PLUM CREEK TIMBERLANDS                                             5.88         11/15/2015         1,000,236
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.04%
      1,500,000  AMERADA HESS CORPORATION                                           7.13         03/15/2033         1,682,279

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
$     1,170,000  ENTERPRISE PRODUCTS OPERATIONS SERIES B                            5.60%        10/15/2014   $     1,174,502

                                                                                                                    2,856,781
                                                                                                              ---------------

PIPELINES, EXCEPT NATURAL GAS - 1.91%
        915,000  KINDER MORGAN ENERGY PARTNERS LP                                   5.13         11/15/2014           889,882
      2,155,000  PLAINS ALL AMERICAN PIPELINE LP                                    5.63         12/15/2013         2,159,987
      1,910,000  TEXAS EASTERN TRANSMISSION LP                                      7.00         07/15/2032         2,178,899

                                                                                                                    5,228,768
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.38%

        945,000  CBS CORPORATION                                                    7.88         07/30/2030         1,055,881
                                                                                                              ---------------

RAILROAD TRANSPORTATION - 1.15%
      2,000,000  UNION PACIFIC CORPORATION                                          5.75         10/15/2007         2,004,322
      1,080,000  UNION PACIFIC CORPORATION                                          6.50         04/15/2012         1,139,136

                                                                                                                    3,143,458
                                                                                                              ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.80%

      1,265,000  AVALONBAY COMMUNITIES SERIES MTN                                   6.63         09/15/2011         1,338,823
      1,310,000  BRANDYWINE OPERATION PARTNERS                                      5.75         04/01/2012         1,334,164
      2,785,000  EQUITY ONE INCORPORATED                                            3.88         04/15/2009         2,695,693
      2,075,000  ERP OPERATING LP<<                                                 6.95         03/02/2011         2,207,395
      2,660,000  HRPT PROPERTIES TRUST                                              5.75         02/15/2014         2,698,498
      1,040,000  ISTAR FINANCIAL INCORPORATED++                                     5.95         10/15/2013         1,056,049
      1,880,000  LIBERTY PROPERTY LP                                                7.25         03/15/2011         2,010,658
      1,410,000  RECKSON OPERATING PARTNERSHIP LP                                   6.00         03/31/2016         1,395,126
      1,210,000  ROUSE COMPANY                                                      3.63         03/15/2009         1,163,653

                                                                                                                   15,900,059
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.50%
      6,000,000  GOLDMAN SACHS GROUP INCORPORATED<<                                 5.50         11/15/2014         6,041,634
      1,470,000  LAZARD GROUP LLC                                                   7.13         05/15/2015         1,570,742
      3,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                   5.25         02/06/2012         3,007,068
      1,880,000  MERRILL LYNCH & COMPANY INCORPORATED                               6.11         01/29/2037         1,877,503
      5,000,000  MORGAN STANLEY                                                     6.75         04/15/2011         5,306,165

                                                                                                                   17,803,112
                                                                                                              ---------------

TOBACCO PRODUCTS - 0.93%
      2,480,000  ALTRIA GROUP INCORPORATED                                          7.65         07/01/2008         2,549,115
                                                                                                              ---------------

TRANSPORTATION BY AIR - 1.06%
      2,437,000  RAYTHEON COMPANY<<                                                 7.20         08/15/2027         2,903,452
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 1.36%
      2,175,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                             6.50         11/15/2013         2,285,466
      1,365,000  GOODRICH COMPANY                                                   6.29         07/01/2016         1,435,583

                                                                                                                    3,721,049
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $205,531,312)                                                                 207,904,813
                                                                                                              ---------------

FOREIGN CORPORATE BONDS - 14.26%
      1,425,000  AMERICA MOVIL SA DE CV+++/-                                        5.47         06/27/2008         1,423,219
      1,515,000  AMERICA MOVIL SA DE CV                                             5.50         03/01/2014         1,499,264
      1,255,000  BARCLAYS BANK PLC+++/-                                             5.93         12/31/2049         1,282,354
      1,580,000  COMMONWEALTH BANK AUSTRALIA+++/-                                   6.02         03/29/2049         1,624,434

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS (continued)
$     1,250,000  CONTROLADORA COMERCIAL MEXICANA                                    6.63%        06/01/2015   $     1,284,364
      3,245,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                          8.25         06/15/2030         4,100,577
      1,440,000  EMBRAER OVERSEAS LIMITED++                                         6.38         01/24/2017         1,447,200
      1,245,000  FBG FINANCE LIMITED++                                              5.13         06/15/2015         1,194,046
      1,180,000  GRUPO TELEVISA SA                                                  6.63         03/18/2025         1,240,401
      2,500,000  HSBC HOLDINGS PLC<<                                                6.50         05/02/2036         2,740,758
      1,605,000  MUFG CAPITAL FINANCING 1 LIMITED+/-                                6.35         07/29/2049         1,665,058
      1,410,000  PCCW HKT CAPITAL LIMITED++                                         8.00         11/15/2011         1,563,511
        960,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                            6.13         10/06/2016           972,000
      2,750,000  ROGERS WIRELESS INCORPORATED                                       6.38         03/01/2014         2,822,188
      1,470,000  SHAW COMMUNICATIONS INCORPORATED                                   7.20         12/15/2011         1,539,825
      1,420,000  SMFG PREFERRED CAPITAL+++/-                                        6.08         12/29/2049         1,436,500
      2,000,000  TELECOM ITALIA CAPITAL                                             5.25         10/01/2015         1,909,276
      1,490,000  TELECOM ITALIA CAPITAL                                             7.20         07/18/2036         1,602,929
        680,000  TELEFONICA EMISIONES SAU                                           5.98         06/20/2011           698,789
        835,000  TELEFONICA EMISIONES SAU                                           7.05         06/20/2036           925,893
      1,475,000  VALE OVERSEAS LIMITED                                              6.88         11/21/2036         1,555,028
      2,750,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                      7.38         12/15/2028         3,093,431
      1,440,000  WESTFIELD GROUP++                                                  5.70         10/01/2016         1,477,090

TOTAL FOREIGN CORPORATE BONDS@ (COST $37,637,733)                                                                  39,098,135
                                                                                                              ---------------

FOREIGN GOVERNMENT BONDS - 2.22%
        985,000  BRAZILIAN GOVERNMENT INTERNATIONAL BOND                            7.13         01/20/2037         1,068,725
      4,580,000  UNITED MEXICAN STATES<<                                            7.50         01/14/2012         5,005,940

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $5,730,237)                                                                   6,074,665
                                                                                                              ---------------

MUNICIPAL BONDS & NOTES - 2.15%

CALIFORNIA - 0.41%
      1,135,000  BELL CA PUBLIC FINANCING AUTHORITY TAXABLE BOND ANTICIPATED
                 NOTES (PROPERTY TAX REVENUE)                                       7.40         11/01/2007         1,134,398
                                                                                                              ---------------

IOWA - 0.17%
        440,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX
                 REVENUE LOC)                                                       6.79         06/01/2010           449,803
                                                                                                              ---------------

LOUISIANA - 0.56%
      1,533,195  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                 (OTHER REVENUE LOC)                                                6.36         05/15/2025         1,532,505
                                                                                                              ---------------

OREGON - 0.64%
      1,720,000  COW CREEK BAND UMQUA TRIBE OF INDIANS OREGON SERIES A (OTHER
                 REVENUE)                                                           6.88         10/01/2011         1,746,092
                                                                                                              ---------------

WISCONSIN - 0.37%
      1,000,000  DANE COUNTY WI (PROPERTY TAX REVENUE)                              5.85         12/01/2022         1,013,570
                                                                                                              ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $5,821,445)                                                                     5,876,368
                                                                                                              ---------------

US TREASURY SECURITIES - 3.68%

US TREASURY BILLS - 0.08%
        210,000  US TREASURY BILL^                                                  5.00         04/26/2007           208,345
                                                                                                              ---------------

US TREASURY BONDS - 2.03%
      1,590,000  US TREASURY BOND<<                                                 5.38         02/15/2031         1,733,596
      3,955,000  US TREASURY BOND - INFLATION PROTECTED<<&                          4.50         02/15/2036         3,835,733

                                                                                                                    5,569,329
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
US TREASURY NOTES - 1.57%
$     1,285,000  US TREASURY NOTE                                                   4.63%        12/31/2011   $     1,290,572
      3,007,000  US TREASURY NOTE<<                                                 4.63         11/15/2016         3,020,273

                                                                                                                    4,310,845
                                                                                                              ---------------

TOTAL US TREASURY SECURITIES (COST $10,024,965)                                                                    10,088,519
                                                                                                              ---------------

TERM LOANS - 0.53%
      1,432,800  REYNOLDS AMERICAN INCORPORATED TERM LOAN+/-                        7.24         04/24/2012         1,442,873

TOTAL TERM LOANS (COST $1,435,826)                                                                                  1,442,873
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 11.96%

COLLATERAL INVESTED IN OTHER ASSETS - 11.96%
        103,259  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                           5.40         11/21/2007           103,353
          3,098  AMERICAN GENERAL FINANCE CORPORATION+/-                            5.42         06/27/2007             3,099
          1,136  AMERICAN GENERAL FINANCE CORPORATION+/-                            5.47         01/18/2008             1,137
        299,452  AMERICAN GENERAL FINANCE CORPORATION+++/-                          5.37         03/14/2008           299,518
          8,571  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                 5.32         07/10/2007             8,571
         10,326  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+++/-                 5.46         09/27/2007            10,336
         10,161  AMSTEL FUNDING CORPORATION                                         5.31         03/15/2007            10,140
         77,630  AMSTEL FUNDING CORPORATION                                         5.31         04/16/2007            77,110
         35,955  AMSTEL FUNDING CORPORATION                                         5.31         04/20/2007            35,693
        129,023  ASIF GLOBAL FINANCING+++/-                                         5.40         05/03/2007           129,042
        258,148  ATLAS CAPITAL FUNDING CORPORATION+++/-                             5.33         05/10/2007           258,148
         15,489  ATLAS CAPITAL FUNDING CORPORATION++                                5.29         05/21/2007            15,306
        206,519  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                  5.30         04/25/2007           206,525
        258,148  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                 5.37         10/25/2007           258,151
        348,469  ATOMIUM FUNDING LLC++                                              5.33         05/11/2007           344,870
        547,275  BEAR STEARNS & COMPANY INCORPORATED+/-                             5.38         08/22/2007           547,275
        258,148  BEAR STEARNS & COMPANY INCORPORATED+/-                             5.39         10/05/2007           258,148
         53,179  BEAR STEARNS & COMPANY INCORPORATED+/-                             5.94         09/27/2007            53,383
        469,830  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                  5.44         10/03/2007           470,220
      3,768,967  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $3,769,528)                                        5.36         03/01/2007         3,768,967
        154,889  BETA FINANCE INCORPORATED SERIES MTN+++/-                          5.33         07/17/2007           154,928
      1,342,372  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,342,572)                                        5.36         03/01/2007         1,342,372
         46,085  BUCKINGHAM CDO LLC                                                 5.30         03/15/2007            45,991
        121,144  CAIRN HIGH GRADE FUNDING I LLC                                     5.29         03/01/2007           121,144
         21,684  CAIRN HIGH GRADE FUNDING I LLC                                     5.31         03/08/2007            21,662
         52,043  CAIRN HIGH GRADE FUNDING I LLC++                                   5.31         03/14/2007            51,944
         72,282  CAIRN HIGH GRADE FUNDING I LLC++                                   5.30         03/22/2007            72,060
        134,237  CAIRN HIGH GRADE FUNDING I LLC++                                   5.32         04/23/2007           133,202
        103,259  CAIRN HIGH GRADE FUNDING I LLC                                     5.32         05/08/2007           102,237
        185,867  CAIRN HIGH GRADE FUNDING I LLC                                     5.32         05/10/2007           183,973
        152,927  CAIRN HIGH GRADE FUNDING I LLC++                                   5.32         05/14/2007           151,280
          4,027  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                      5.43         08/20/2007             4,030
        258,148  CBA (DELAWARE) FINANCE INCORPORATED                                5.31         05/31/2007           254,736
         84,518  CEDAR SPRINGS CAPITAL COMPANY++                                    5.28         03/02/2007            84,505
        188,231  CEDAR SPRINGS CAPITAL COMPANY++                                    5.29         03/05/2007           188,122
          4,956  CEDAR SPRINGS CAPITAL COMPANY++                                    5.30         03/07/2007             4,952
         25,774  CEDAR SPRINGS CAPITAL COMPANY++                                    5.31         03/12/2007            25,732
        258,148  CEDAR SPRINGS CAPITAL COMPANY++                                    5.30         03/16/2007           257,583
         78,808  CEDAR SPRINGS CAPITAL COMPANY                                      5.29         03/29/2007            78,486
        451,440  CEDAR SPRINGS CAPITAL COMPANY++                                    5.30         04/10/2007           448,812
        313,898  CEDAR SPRINGS CAPITAL COMPANY                                      5.31         04/16/2007           311,795
         30,451  CEDAR SPRINGS CAPITAL COMPANY                                      5.32         04/18/2007            30,238

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       309,386  CEDAR SPRINGS CAPITAL COMPANY++                                    5.31%        05/08/2007   $       306,323
         15,148  CHEYNE FINANCE LLC++                                               5.30         03/01/2007            15,148
          6,712  CHEYNE FINANCE LLC                                                 5.29         03/22/2007             6,691
        108,422  CHEYNE FINANCE LLC++                                               5.33         04/13/2007           107,744
         10,326  CHEYNE FINANCE LLC++                                               5.31         04/17/2007            10,255
        134,237  CHEYNE FINANCE LLC                                                 5.33         05/11/2007           132,850
        103,259  CHEYNE FINANCE LLC                                                 5.32         05/14/2007           102,147
         46,467  CHEYNE FINANCE LLC                                                 5.32         06/07/2007            45,805
        826,075  CHEYNE FINANCE LLC                                                 5.32         06/18/2007           812,990
        206,519  CHEYNE FINANCE LLC                                                 5.32         07/17/2007           202,386
        206,519  CHEYNE FINANCE LLC                                                 5.32         07/18/2007           202,357
        258,148  CHEYNE FINANCE LLC+++/-                                            5.32         02/25/2008           258,050
         11,080  CIT GROUP INCORPORATED+/-                                          5.58         05/18/2007            11,086
        103,259  CIT GROUP INCORPORATED+/-                                          5.43         12/19/2007           103,366
        557,626  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $557,709)                                          5.36         03/01/2007           557,626
        588,578  COBBLER FUNDING LIMITED                                            5.29         03/15/2007           587,378
         41,304  COMERICA BANK+/-                                                   5.34         07/20/2007            41,312
        879,253  CORPORATE ASSET SECURITIZATION AUSTRALIA++                         5.31         03/13/2007           877,715
         51,630  CREDIT SUISSE FIRST BOSTON (NEW YORK) SERIES YCD+/-                5.36         03/27/2007            51,617
         46,467  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-        5.46         04/05/2007            46,471
         23,646  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-        5.73         10/29/2007            23,716
      1,136,984  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,137,153)                                        5.36         03/01/2007         1,136,984
          2,581  CROWN POINT CAPITAL COMPANY                                        5.32         04/17/2007             2,564
      1,250,843  DEER VALLEY FUNDING LLC                                            5.29         03/07/2007         1,249,754
        258,148  DEER VALLEY FUNDING LLC                                            5.30         03/19/2007           257,472
         23,492  DEUTSCHE BANK AG (NEW YORK) SERIES YCD+/-                          5.34         03/15/2007            23,475
        206,519  FCAR OWNER TRUST SERIES II                                         5.33         06/11/2007           203,458
        103,259  FCAR OWNER TRUST SERIES II                                         5.34         06/21/2007           101,579
          8,736  FCAR OWNER TRUST SERIES II                                         5.32         06/22/2007             8,592
         67,119  FCAR OWNER TRUST SERIES II                                         5.33         07/20/2007            65,747
         10,326  FIVE FINANCE INCORPORATED+++/-                                     5.33         09/13/2007            10,329
        185,867  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.31         06/18/2007           182,923
         25,825  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.32         06/25/2007            25,390
         10,326  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.34         07/12/2007            10,127
          4,461  FOX TROT CDO LIMITED++                                             5.29         04/11/2007             4,434
        165,215  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                      5.40         06/18/2007           165,215
        208,532  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                5.42         06/22/2007           208,630
        351,495  GENWORTH FINANCIAL INCORPORATED+/-                                 5.51         06/15/2007           351,692
        559,924  GEORGE STREET FINANCE LLC                                          5.32         03/28/2007           557,718
        258,148  GERMAN RESIDENTIAL FUNDING+++/-                                    5.34         08/22/2007           258,148
        258,148  GERMAN RESIDENTIAL FUNDING+++/-                                    5.35         08/22/2007           258,148
        516,297  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.46         03/30/2007           516,328
          7,744  GRAMPIAN FUNDING LIMITED                                           5.31         05/22/2007             7,652
         17,451  HUDSON-THAMES LLC++                                                5.33         03/05/2007            17,441
         42,687  HUDSON-THAMES LLC++                                                5.30         04/02/2007            42,488
        359,983  HUDSON-THAMES LLC                                                  5.31         04/16/2007           357,571
         81,069  HUDSON-THAMES LLC                                                  5.31         04/20/2007            80,479
        318,183  HUDSON-THAMES LLC                                                  5.32         07/16/2007           311,864
          7,228  IBM CORPORATION SERIES MTN+/-                                      5.36         06/28/2007             7,230
        361,408  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                      5.39         09/17/2007           361,408
          2,581  IRISH LIFE & PERMANENT PLC++                                       5.31         04/04/2007             2,569
        660,860  KAUPTHING BANK SERIES MTN+++/-                                     5.40         03/20/2007           660,827
         43,720  KLIO FUNDING CORPORATION++                                         5.31         04/12/2007            43,453
         20,187  KLIO III FUNDING CORPORATION                                       5.31         03/20/2007            20,131
        422,785  KLIO III FUNDING CORPORATION                                       5.31         05/08/2007           418,600
         34,127  LA FAYETTE ASSET SECURITIZATION CORPORATION++                      5.34         03/15/2007            34,058
        105,025  LA FAYETTE ASSET SECURITIZATION CORPORATION                        5.30         04/09/2007           104,429
        361,408  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                           5.46         05/31/2007           361,563
         57,929  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-               5.48         04/20/2007            57,943
         25,815  LIBERTY LIGHT US CAPITAL+++/-                                      5.36         11/21/2007            25,826
         41,304  LIBERTY LIGHT US CAPITAL SERIES MTN1+++/-                          5.48         04/16/2007            41,312

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       258,148  LIQUID FUNDING LIMITED++                                           5.29%        03/05/2007   $       257,999
        144,749  LIQUID FUNDING LIMITED++                                           5.30         03/30/2007           144,137
         15,489  LIQUID FUNDING LIMITED++                                           5.34         07/16/2007            15,181
        516,297  LIQUID FUNDING LIMITED+++/-                                        5.29         08/15/2007           503,818
          7,744  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                5.60         01/02/2008             7,760
          5,163  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                5.54         04/20/2007             5,164
          1,755  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                5.39         08/24/2007             1,756
         30,978  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                5.47         08/27/2007            31,010
          6,196  METLIFE GLOBAL FUNDING I+++/-                                      5.43         03/16/2007             6,196
        258,148  METLIFE GLOBAL FUNDING I+++/-                                      5.31         02/22/2008           258,148
         22,201  MORGAN STANLEY+/-                                                  5.48         11/09/2007            22,227
        489,466  MORGAN STANLEY REPURCHASE AGREEMENT
                 (MATURITY VALUE $489,539)                                          5.36         03/01/2007           489,466
        158,761  MORGAN STANLEY SERIES EXL+/-                                       5.38         03/14/2008           158,834
        258,148  NATEXIS BANQUES POPULAIRES+++/-                                    5.35         11/09/2007           258,135
        407,358  NATIONWIDE BUILDING SOCIETY+++/-                                   5.48         07/20/2007           407,615
         25,815  NATIONWIDE BUILDING SOCIETY+/-                                     5.48         07/20/2007            25,834
         22,500  NIEUW AMSTERDAM RECEIVABLES CORPORATION                            5.27         03/27/2007            22,415
         30,358  NIEUW AMSTERDAM RECEIVABLES CORPORATION                            5.30         04/09/2007            30,186
        163,305  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                          5.34         07/30/2007           159,736
          9,944  NORTH SEA FUNDING LLC++                                            5.32         04/16/2007             9,877
        484,854  RACERS TRUST SERIES 2004-6-MM+++/-                                 5.34         08/22/2007           484,931
         33,766  ROYAL BANK OF SCOTLAND PLC+++/-                                    5.36         03/30/2007            33,768
         14,704  SCALDIS CAPITAL LIMITED                                            5.31         03/19/2007            14,666
          6,196  SCALDIS CAPITAL LIMITED++                                          5.31         04/16/2007             6,154
        247,822  SEDNA FINANCE INCORPORATED SERIES MTN+++/-                         5.32         04/11/2007           247,827
        185,867  SEDNA FINANCE INCORPORATED SERIES MTN+++/-                         5.33         10/26/2007           185,861
        206,519  SLM CORPORATION+++/-                                               5.32         03/12/2008           206,556
         63,195  SLM CORPORATION SERIES MTN1+/-                                     5.57         07/25/2007            63,258
         16,522  SOCIETE GENERALE NORTH AMERICA                                     5.33         06/11/2007            16,277
         18,225  SOCIETE GENERALE NORTH AMERICA                                     5.34         06/20/2007            17,931
        123,911  STANFIELD VICTORIA FUNDING++                                       5.32         04/25/2007           122,919
         76,928  STANFIELD VICTORIA FUNDING                                         5.33         06/21/2007            75,677
        850,857  STANFIELD VICTORIA FUNDING++                                       5.33         06/26/2007           836,393
        103,259  STANFIELD VICTORIA FUNDING                                         5.34         07/30/2007           101,003
         36,141  TASMAN FUNDING INCORPORATED++                                      5.32         05/16/2007            35,741
      1,032,594  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                          5.51         12/31/2007         1,032,594
        198,454  TRAVELERS INSURANCE COMPANY+/-                                     5.39         02/08/2008           198,450
          2,643  TULIP FUNDING CORPORATION                                          5.31         04/25/2007             2,622
        258,148  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                 5.33         03/09/2007           258,187
         55,760  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                  5.37         12/03/2007            55,777
         17,554  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                  5.36         12/13/2007            17,565
         20,652  VERSAILLES CDS LLC++                                               5.30         03/15/2007            20,610
         15,489  VERSAILLES CDS LLC++                                               5.31         04/16/2007            15,385
         15,489  VETRA FINANCE CORPORATION++                                        5.31         03/02/2007            15,487
        173,889  VETRA FINANCE CORPORATION++                                        5.32         03/13/2007           173,584
        175,541  VETRA FINANCE CORPORATION++                                        5.30         04/23/2007           174,187
          1,549  WACHOVIA CORPORATION+/-                                            5.41         07/20/2007             1,550
        258,148  WAL-MART STORES INCORPORATED SERIES MTN+/-                         5.26         03/28/2007           258,143
         50,597  WESTPAC BANKING CORPORATION++                                      5.30         03/29/2007            50,391
         22,934  WHISTLEJACKET CAPITAL LIMITED                                      5.31         03/20/2007            22,870
        231,497  WHISTLEJACKET CAPITAL LIMITED++                                    5.30         03/30/2007           230,518
        210,122  WHITE PINE FINANCE LLC                                             5.30         03/12/2007           209,786
        227,780  WHITE PINE FINANCE LLC++                                           5.31         03/30/2007           226,816
        170,378  WHITE PINE FINANCE LLC+++/-                                        5.32         04/20/2007           170,383
         82,607  WHITE PINE FINANCE LLC+++/-                                        5.35         06/21/2007            82,625
        294,620  WORLD OMNI VEHICLE LEASING                                         5.33         03/21/2007           293,759
          5,163  WORLD SAVINGS BANK FSB+/-                                          5.43         06/01/2007             5,165
          1,033  WORLD SAVINGS BANK FSB SERIES BKNT+/-                              5.36         10/19/2007             1,033

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        12,907  YORKTOWN CAPITAL LLC                                               5.31%        03/12/2007   $        12,891

                                                                                                                   32,782,194
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $32,782,194)                                                         32,782,194
                                                                                                              ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.11%
        311,981  WELLS FARGO MONEY MARKET TRUST~+++                                                                   311,981
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $311,981)                                                                          311,981
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $299,855,071)*                                     110.78%                                              $   303,596,842

OTHER ASSETS AND LIABILITIES, NET                        (10.78)                                                  (29,538,179)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   274,058,663
                                                         ------                                               ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(i)   ILLIQUID SECURITY.

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $311,981.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 54.03%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.09%
$    39,525,000  FHLMC<<                                                             5.13%       10/24/2007   $    39,496,898
         18,290  FHLMC #160053                                                       8.00        07/01/2008            18,445
             16  FHLMC #170046                                                      14.50        03/01/2011                18
            145  FHLMC #170053                                                      14.75        08/01/2011               164
          4,774  FHLMC #170053                                                      15.00        08/01/2011             5,426
            271  FHLMC #170069                                                      14.00        11/01/2012               314
         76,932  FHLMC #170215                                                       8.00        02/01/2017            80,415
         98,276  FHLMC #170235                                                      10.50        08/01/2019           110,589
          2,544  FHLMC #181626                                                       8.50        07/01/2007             2,554
         11,446  FHLMC #182079                                                       8.00        02/01/2010            11,678
         13,345  FHLMC #182104                                                       8.00        12/01/2010            13,616
         12,081  FHLMC #1B0123+/-                                                    7.53        09/01/2031            12,197
         15,531  FHLMC #1B0128+/-                                                    7.53        09/01/2031            15,677
        746,947  FHLMC #1B0129+/-                                                    7.51        09/01/2031           753,800
         92,143  FHLMC #272877                                                       8.00        08/01/2009            92,923
         85,241  FHLMC #279063                                                       9.00        08/01/2009            86,849
        145,156  FHLMC #552435                                                      10.50        08/01/2020           164,726
         34,401  FHLMC #555158                                                       8.50        05/01/2016            34,947
        620,356  FHLMC #555503                                                       9.00        04/01/2021           657,480
        165,239  FHLMC #555515                                                       8.50        10/01/2013           165,878
        931,896  FHLMC #611023+/-                                                    7.05        10/01/2026           940,910
        222,802  FHLMC #786210+/-                                                    6.75        01/01/2026           219,202
      1,760,228  FHLMC #786823+/-                                                    7.06        07/01/2029         1,801,650
        948,542  FHLMC #789483+/-                                                    5.62        06/01/2032           962,642
        249,518  FHLMC #865496+/-                                                    5.54        05/01/2026           252,184
        195,628  FHLMC #884009                                                      10.50        05/01/2020           222,169
         50,992  FHLMC #A01434                                                       9.00        06/01/2016            53,109
        317,527  FHLMC #A01562                                                       9.00        11/01/2018           335,530
         88,971  FHLMC #A01607                                                       8.50        06/01/2011            90,071
        163,426  FHLMC #A01620                                                       9.00        04/01/2017           172,692
        123,837  FHLMC #A01860                                                       8.50        06/01/2017           124,626
      2,298,069  FHLMC #E79794                                                       7.00        10/01/2014         2,360,814
        376,993  FHLMC #G00319                                                       9.50        04/01/2025           411,511
        428,022  FHLMC #G01236                                                      10.00        10/01/2021           466,289
     11,282,433  FHLMC #G08102<<                                                     6.50        12/01/2035        11,502,457
         51,451  FHLMC #G10783                                                       8.50        06/01/2012            53,726
        703,851  FHLMC #G11136                                                       6.50        05/01/2011           711,796
        415,238  FHLMC #G11200<<                                                     8.00        01/01/2012           427,315
      7,009,891  FHLMC #G11209                                                       7.50        12/01/2011         7,148,705
      2,367,858  FHLMC #G11345                                                       7.50        12/01/2011         2,412,700
      4,135,858  FHLMC #G11368<<                                                     7.50        12/01/2012         4,229,112
     14,427,630  FHLMC #G18005                                                       5.00        08/01/2019        14,254,243
      1,852,870  FHLMC #G80106                                                      10.00        08/17/2022         2,079,074
      3,135,258  FHLMC #G80116                                                      10.00        02/17/2025         3,457,615
      3,817,338  FHLMC #G80193<<                                                     9.50        09/17/2022         4,126,444
        597,724  FHLMC #G90023                                                       7.00        11/17/2013           613,352
         61,760  FHLMC #N70012                                                      10.50        08/01/2020            69,779
     25,000,000  FHLMC SERIES MTN<<                                                  5.00        12/14/2018        24,648,975

                                                                                                                  125,873,286
                                                                                                              ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 39.44%
     28,250,000  FNMA<<                                                              5.00        09/14/2007        28,205,196
     28,075,000  FNMA<<                                                              5.00        02/16/2012        28,283,345
     12,979,406  FNMA #886087<<                                                      6.50        07/01/2036        13,232,624
        277,346  FNMA #100042                                                       11.00        10/15/2020           305,791
        450,343  FNMA #100285                                                        9.50        12/15/2020           497,176
        723,274  FNMA #103102+/-                                                     5.60        03/01/2018           730,321
            950  FNMA #1376                                                         15.50        10/01/2012             1,091
        451,216  FNMA #190180                                                        9.00        07/01/2021           484,253
        110,836  FNMA #303548                                                        8.50        02/01/2012           111,394

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$       806,157  FNMA #313419                                                        8.50%       12/01/2026   $       873,088
        324,587  FNMA #323013                                                        9.00        10/01/2021           355,067
      1,435,619  FNMA #323284                                                        8.50        05/01/2017         1,516,808
      5,983,602  FNMA #323756                                                        6.20        05/01/2009         6,021,484
             21  FNMA #3260                                                         13.25        04/01/2012                21
         37,951  FNMA #364215                                                        7.50        07/01/2015            38,242
          6,546  FNMA #364217                                                        7.00        09/01/2015             6,581
      3,424,644  FNMA #368034                                                        8.00        11/01/2026         3,667,833
      4,658,355  FNMA #398800                                                        8.00        06/01/2012         4,810,341
        292,943  FNMA #398805                                                        8.50        11/01/2011           306,125
        249,083  FNMA #426843                                                       11.00        02/01/2019           275,482
        276,660  FNMA #439935                                                        8.00        04/01/2017           286,899
      1,348,952  FNMA #457277+/-                                                     6.22        10/01/2027         1,339,525
        534,112  FNMA #458018                                                       12.00        07/15/2014           614,197
      1,001,968  FNMA #487758                                                        8.50        05/01/2026         1,082,775
        326,134  FNMA #487759                                                        9.50        07/01/2028           358,843
        353,167  FNMA #516051                                                        9.50        01/01/2021           385,800
         40,321  FNMA #52                                                            8.50        07/01/2010            41,008
        395,472  FNMA #535537                                                        9.00        07/01/2028           426,792
      1,164,181  FNMA #535573                                                        8.00        11/01/2013         1,186,062
        633,031  FNMA #535752                                                       10.00        12/01/2020           709,895
      1,474,107  FNMA #538435+/-                                                     7.20        07/01/2026         1,491,208
          4,310  FNMA #545016                                                        9.00        11/01/2012             4,439
        238,532  FNMA #545117+/-                                                     7.16        12/01/2040           241,733
      2,158,201  FNMA #545187+/-                                                     5.89        09/01/2031         2,188,578
        406,796  FNMA #545208+/-                                                     7.15        09/01/2031           412,070
      1,349,580  FNMA #545460<<+/-                                                   7.24        11/01/2031         1,375,731
      2,966,884  FNMA #54844+/-                                                      5.60        09/01/2027         2,995,302
      1,854,757  FNMA #555161                                                        6.00        12/01/2013         1,884,334
      8,995,553  FNMA #555569                                                        6.00        05/01/2016         9,140,525
         59,597  FNMA #62895                                                         8.75        01/01/2010            61,223
        988,158  FNMA #635726+/-                                                     5.51        04/01/2032           993,640
        777,641  FNMA #646643<<+/-                                                   5.94        06/01/2032           792,898
      2,207,107  FNMA #66414+/-                                                      5.65        09/01/2028         2,213,175
      2,207,363  FNMA #675479+/-                                                     7.91        01/01/2033         2,235,762
        670,923  FNMA #675491+/-                                                     8.27        04/01/2033           685,506
        129,653  FNMA #695514                                                        8.50        10/01/2026           138,748
        700,020  FNMA #695519                                                        8.50        11/01/2026           751,627
      1,765,208  FNMA #724438                                                        8.50        06/01/2027         1,895,165
      1,018,603  FNMA #724658+/-                                                     7.77        07/01/2033         1,044,364
     32,359,715  FNMA #725249                                                        5.00        03/01/2034        31,496,110
      7,064,270  FNMA #725638<<                                                      5.00        12/01/2018         6,987,873
     54,017,810  FNMA #735062<<                                                      5.50        08/01/2033        53,707,843
     10,807,721  FNMA #735613                                                        6.00        02/01/2035        10,957,284
     19,050,214  FNMA #739503<<                                                      5.50        09/01/2033        18,940,899
     18,006,622  FNMA #740227                                                        5.50        09/01/2033        17,903,296
     15,900,082  FNMA #886686+/-                                                     6.23        08/01/2036        16,113,739
      5,045,888  FNMA #886761<<                                                      7.00        09/01/2036         5,186,429
     11,057,892  FNMA #892283<<+/-                                                   5.88        09/01/2036        11,151,023
     14,251,657  FNMA #894157<<                                                      6.50        10/01/2036        14,529,695
      9,671,990  FNMA #894199<<                                                      6.50        10/01/2036         9,860,683
      8,107,573  FNMA #895998<<                                                      6.50        07/01/2036         8,265,745
      6,557,605  FNMA #900560<<                                                      6.50        09/01/2036         6,685,538
      5,836,571  FNMA #902200                                                        6.50        11/01/2036         5,950,438
     29,311,000  FNMA TBA%%                                                          5.50        03/15/2021        29,375,132
     32,953,000  FNMA TBA%%                                                          5.00        03/01/2035        31,985,006
      4,585,000  FNMA TBA%%                                                          6.50        03/01/2037         4,673,834

                                                                                                                  410,470,654
                                                                                                              ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.47%
          7,360  GNMA #126600                                                       13.00        11/15/2014             8,413
          6,060  GNMA #201                                                          14.00        09/20/2014             6,867

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$         3,642  GNMA #45629                                                        13.00%       02/15/2011   $         4,137
         10,573  GNMA #52538                                                        15.00        07/15/2012            12,099
             43  GNMA #56900                                                        15.00        07/15/2012                48
          8,466  GNMA #780051                                                        9.00        12/15/2009             8,475
        569,691  GNMA #780104                                                        9.50        10/20/2019           616,607
        362,837  GNMA #780110                                                       12.50        04/15/2019           413,948
          1,263  GNMA #780182                                                        9.00        01/15/2008             1,264
      2,300,208  GNMA #780288<<                                                      8.00        12/15/2023         2,468,500
        490,946  GNMA #780763<<                                                      7.50        12/15/2010           497,618
      1,622,263  GNMA #780867<<                                                      8.35        04/15/2020         1,739,602
        971,523  GNMA #780980<<                                                      8.40        05/15/2020         1,057,926
        727,256  GNMA #8678+/-                                                       5.75        08/20/2020           734,775
        522,978  GNMA #8714+/-                                                       6.13        11/20/2020           530,330
          3,809  GNMA #95643                                                        15.00        09/15/2012             4,348
     17,998,918  GNMA SERIES 2006-3 CLASS A                                          4.21        01/16/2028        17,616,207

                                                                                                                   25,721,164
                                                                                                              ---------------

SMALL BUSINESS ADMINISTRATION - 0.03%
      3,307,259  SBA #440019(c)++(i)                                                 2.47        02/28/2018           136,941
      3,727,099  SBA SERIES 1992-6 CLASS A(c)++(i)                                   2.10        10/15/2017           154,325

                                                                                                                      291,266
                                                                                                              ---------------

TOTAL AGENCY SECURITIES (COST $567,478,402)                                                                       562,356,370
                                                                                                              ---------------

ASSET BACKED SECURITIES - 0.85%
        741,700  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-15 CLASS A6+/-    5.78        11/25/2028           744,546
      2,849,000  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-23 CLASS A+/-     5.60        05/25/2030         2,849,430
      1,425,032  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-     5.60        09/25/2031         1,425,032
        931,773  FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                       5.56        05/25/2032           931,773
        730,428  FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                       5.60        03/25/2033           730,428
      2,184,842  FNMA GRANTOR TRUST SERIES 2004-T6 CLASS 1AV1+/-                     5.47        01/25/2035         2,187,014

TOTAL ASSET BACKED SECURITIES (COST $8,862,775)                                                                     8,868,223
                                                                                                              ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.87%
      8,233,808  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS
                 6A1                                                                 5.50        11/25/2020         8,210,655
      2,853,742  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1              6.00        02/25/2017         2,865,483
        181,087  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES GS-1001
                 CLASS 1+/-(i)                                                       7.02        01/25/2008           181,087
        189,874  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES GS-1002
                 CLASS 1+/-                                                          6.71        07/25/2008           189,874
      1,710,850  FHA INSURED PROJECT LOAN #956++                                     2.93        11/01/2012         1,676,633
        776,301  FHLMC SERIES 1582 CLASS A+/-                                        5.38        09/15/2008           772,667
        100,945  FHLMC SERIES 16 CLASS D                                            10.00        10/15/2019           106,297
      3,048,299  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6       9.50        02/25/2042         3,302,544
      3,164,240  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS
                 1A1B                                                                6.50        03/25/2043         3,163,023
      1,948,033  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS
                 2A1+/-                                                              6.01        03/25/2043         1,995,280
      8,446,274  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                 2A1+/-                                                              5.55        07/25/2043         8,878,325
      3,148,144  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                          9.50        06/25/2030         3,331,430
      6,270,863  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                         9.50        12/25/2041         6,701,795
      1,592,310  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                         9.50        08/25/2041         1,699,859
      3,855,921  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                       5.99        07/25/2041         3,948,908
      4,115,174  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                      5.80        10/25/2041         4,222,044
     13,140,007  FNMA GRANTOR TRUST SERIES 2002-T19 CLASS A1                         6.50        07/25/2042        13,455,204
        275,789  FNMA INTEREST STRIP SERIES 161 CLASS 2(c)                           8.50        07/25/2022            76,088
        759,205  FNMA INTEREST STRIP SERIES 265 CLASS 2                              9.00        03/01/2024           821,112
        116,341  FNMA INTEREST STRIP SERIES B CLASS 1                                6.00        05/01/2009           115,699
        114,554  FNMA INTEREST STRIP SERIES C CLASS 1                                6.00        05/01/2009           114,015
        110,244  FNMA INTEREST STRIP SERIES K CLASS 1                                6.00        11/01/2008           109,925
        364,776  FNMA SERIES 1988-2 CLASS Z                                         10.10        02/25/2018           397,102
        149,556  FNMA SERIES 1988-7 CLASS Z                                          9.25        04/25/2018           158,986
        845,199  FNMA SERIES 1989-10 CLASS Z                                         9.50        03/25/2019           927,734

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$       630,783  FNMA SERIES 1989-100 CLASS Z                                        8.75%       12/25/2019   $       671,138
      1,495,019  FNMA SERIES 1989-12 CLASS Y                                        10.00        03/25/2019         1,671,912
        943,248  FNMA SERIES 1989-22 CLASS G                                        10.00        05/25/2019         1,048,288
        191,442  FNMA SERIES 1989-63 CLASS Z                                         9.40        10/25/2019           203,558
        242,537  FNMA SERIES 1989-98 CLASS E                                         9.20        12/25/2019           258,211
        515,612  FNMA SERIES 1990-144 CLASS W                                        9.50        12/25/2020           567,994
        373,486  FNMA SERIES 1990-75 CLASS Z                                         9.50        07/25/2020           411,627
        205,080  FNMA SERIES 1990-84 CLASS Y                                         9.00        07/25/2020           218,948
        824,724  FNMA SERIES 1990-96 CLASS Z                                         9.67        08/25/2020           911,719
        297,725  FNMA SERIES 1991-5 CLASS Z                                          8.75        01/25/2021           322,047
      1,149,505  FNMA SERIES 1991-85 CLASS Z                                         8.00        06/25/2021         1,189,678
        817,076  FNMA SERIES 1992-45 CLASS Z                                         8.00        04/25/2022           857,866
        517,382  FNMA SERIES G-8 CLASS E                                             9.00        04/25/2021           565,751
      1,603,909  FNMA SERIES G92-30 CLASS Z                                          7.00        06/25/2022         1,669,589
        462,250  FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                           9.60        09/25/2028           485,371
        286,181  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                         8.05        06/25/2033           289,042
      4,733,792  FNMA WHOLE LOAN SERIES 2003-W18 CLASS 1A5                           4.61        08/25/2043         4,695,645
      9,813,689  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                         5.80        08/25/2042        10,081,103
      1,851,611  FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                           5.54        04/25/2033         1,852,046
      7,461,518  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                          5.82        08/25/2042         7,680,833
      7,636,039  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                         9.34        10/25/2042         8,180,434
        661,816  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                            4.75        12/25/2042           658,663
      3,674,392  FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                        10.03        12/25/2042         3,946,773
        617,534  FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                           5.44        06/25/2033           613,317
      7,547,582  FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                           7.00        08/25/2044         7,857,805
     12,967,537  FREDDIE MAC REFERENCE REMIC SERIES R007 CLASS AC                    5.88        05/15/2016        13,101,248
     12,404,000  GNMA SERIES 2004-103 CLASS C+/-                                     4.70        12/16/2027        12,135,164
    229,072,560  GNMA SERIES 2005-23 CLASS IO+/-(c)                                  0.95        06/17/2045        12,476,918
      6,655,464  GNMA SERIES 2005-34 CLASS A                                         3.96        09/16/2021         6,532,706
     12,012,181  GNMA SERIES 2005-59 CLASS A                                         4.39        05/16/2023        11,834,531
      6,019,000  GNMA SERIES 2006-30 CLASS D+/-                                      5.41        04/16/2039         6,005,749
     12,510,000  GNMA SERIES 2006-32 CLASS C+/-                                      5.52        11/16/2038        12,581,233
     87,818,223  GNMA SERIES 2006-32 CLASS XM+/-(c)                                  0.47        11/16/2045         4,972,285
     12,520,000  GNMA SERIES 2006-68 CLASS D+/-                                      5.31        12/16/2037        12,385,867
    157,721,500  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2002-C1 CLASS XPB+/-(c)++                                           1.76        01/11/2035         2,218,306
      7,857,815  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                5.11        06/25/2035         7,832,219
      9,509,064  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                 1A1+/-++                                                            4.95        09/28/2044         9,383,735
      6,854,045  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++    6.50        10/25/2034         6,999,128
    125,500,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2 CLASS
                 X2+/-(c)                                                            0.80        11/13/2011         1,948,902
      1,040,380  VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                      8.88        02/15/2025         1,104,612
      1,563,204  VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                       8.79        06/15/2025         1,699,043
     90,957,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
                 IO3+/-(c)++                                                         1.37        11/15/2034           903,167

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $248,018,626)                                                     248,445,940
                                                                                                              ---------------
CORPORATE BONDS & NOTES - 0.00%

APPAREL & ACCESSORY STORES - 0.00%
            172  SEARS ROEBUCK ACCEPTANCE                                            6.70        04/15/2012               176
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $4)                                                                                   176
                                                                                                              ---------------

MUNICIPAL BONDS & NOTES - 1.56%

ARKANSAS - 0.24%
      2,297,784  ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE LOC)        9.75        11/15/2014         2,530,090
                                                                                                              ---------------

FLORIDA - 0.56%
      5,250,000  SEMINOLE TRIBE FLORIDA RESORT GAMING FACILITIES PROJECT
                 (OTHER REVENUE)                                                    11.50        10/01/2013         5,856,690
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES (continued)

TEXAS - 0.76%
$     5,405,000  RETAMA TEXAS DEVELOPMENT CORPORATION (OTHER REVENUE LOC)           10.00%       12/15/2020   $     7,895,354
                                                                                                              ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $16,421,600)                                                                   16,282,134
                                                                                                              ---------------

US TREASURY SECURITIES - 22.06%

US TREASURY BILLS - 0.10%
      1,110,000  US TREASURY BILL^                                                   5.00        04/26/2007         1,101,254
                                                                                                             ----------------

US TREASURY BONDS - 8.26%
     32,135,000  US TREASURY BOND<<                                                  8.75        05/15/2017        42,852,537
        825,000  US TREASURY BOND<<                                                  7.13        02/15/2023         1,040,016
     21,700,000  US TREASURY BOND<<                                                  6.00        02/15/2026        24,977,047
      8,550,000  US TREASURY BOND<<                                                  5.38        02/15/2031         9,322,168
      7,990,000  US TREASURY BOND - INFLATION PROTECTED<<&                           4.50        02/15/2036         7,749,054

                                                                                                                   85,940,822
                                                                                                              ---------------

US TREASURY NOTES - 13.70%
     52,600,000  US TREASURY NOTE<<                                                  4.88        08/15/2009        52,941,058
     15,610,000  US TREASURY NOTE<<                                                  4.25        10/15/2010        15,474,021
     18,750,000  US TREASURY NOTE<<                                                  4.00        11/15/2012        18,290,775
     11,570,000  US TREASURY NOTE<<                                                 10.38        11/15/2012        11,988,961
     28,595,000  US TREASURY NOTE<<                                                 12.00        08/15/2013        31,510,346
     12,300,000  US TREASURY NOTE<<                                                  4.63        11/15/2016        12,354,299

                                                                                                                  142,559,460
                                                                                                              ---------------

TOTAL US TREASURY SECURITIES (COST $231,171,495)                                                                  229,601,536
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 48.93%

COLLATERAL INVESTED IN OTHER ASSETS - 48.93%
      1,604,095  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                            5.40        11/21/2007         1,605,555
         48,123  AMERICAN GENERAL FINANCE CORPORATION+/-                             5.42        06/27/2007            48,146
         17,645  AMERICAN GENERAL FINANCE CORPORATION+/-                             5.47        01/18/2008            17,667
      4,651,877  AMERICAN GENERAL FINANCE CORPORATION+/-++                           5.37        03/14/2008         4,652,900
        133,140  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                  5.32        07/10/2007           133,151
        160,410  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                  5.46        09/27/2007           160,568
        157,843  AMSTEL FUNDING CORPORATION                                          5.31        03/15/2007           157,521
      1,205,959  AMSTEL FUNDING CORPORATION                                          5.31        04/16/2007         1,197,879
        558,546  AMSTEL FUNDING CORPORATION                                          5.31        04/20/2007           554,480
      2,004,317  ASIF GLOBAL FINANCING+/-++                                          5.40        05/03/2007         2,004,618
      4,010,239  ATLAS CAPITAL FUNDING CORPORATION+/-++                              5.33        05/10/2007         4,010,239
        240,614  ATLAS CAPITAL FUNDING CORPORATION++                                 5.29        05/21/2007           237,777
      3,208,191  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                   5.30        04/25/2007         3,208,287
      4,010,239  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                  5.37        10/25/2007         4,010,279
      5,413,341  ATOMIUM FUNDING LLC++                                               5.33        05/11/2007         5,357,421
      8,501,706  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.38        08/22/2007         8,501,706
      4,010,239  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.39        10/05/2007         4,010,239
        826,109  BEAR STEARNS & COMPANY INCORPORATED+/-                              5.94        09/27/2007           829,290
      7,298,634  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                   5.44        10/03/2007         7,304,692
     58,549,485  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $58,558,202)                                        5.36        03/01/2007        58,549,485
      2,406,143  BETA FINANCE INCORPORATED SERIES MTN+/-++                           5.33        07/17/2007         2,406,745
     20,853,241  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $20,856,346)                                        5.36        03/01/2007        20,853,241
        715,908  BUCKINGHAM CDO LLC                                                  5.30        03/15/2007           714,447

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,881,925  CAIRN HIGH GRADE FUNDING I LLC                                      5.29%       03/01/2007   $     1,881,925
        336,860  CAIRN HIGH GRADE FUNDING I LLC                                      5.31        03/08/2007           336,516
        808,464  CAIRN HIGH GRADE FUNDING I LLC++                                    5.31        03/14/2007           806,928
      1,122,867  CAIRN HIGH GRADE FUNDING I LLC++                                    5.30        03/22/2007         1,119,431
      2,085,324  CAIRN HIGH GRADE FUNDING I LLC++                                    5.32        04/23/2007         2,069,246
      1,604,095  CAIRN HIGH GRADE FUNDING I LLC                                      5.32        05/08/2007         1,588,215
      2,887,372  CAIRN HIGH GRADE FUNDING I LLC                                      5.32        05/10/2007         2,857,950
      2,375,665  CAIRN HIGH GRADE FUNDING I LLC++                                    5.32        05/14/2007         2,350,079
         62,560  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                       5.43        08/20/2007            62,602
      4,010,239  CBA (DELAWARE) FINANCE INCORPORATED                                 5.31        05/31/2007         3,957,223
      1,312,952  CEDAR SPRINGS CAPITAL COMPANY++                                     5.28        03/02/2007         1,312,755
      2,924,106  CEDAR SPRINGS CAPITAL COMPANY++                                     5.29        03/05/2007         2,922,410
         76,997  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        03/07/2007            76,930
        400,382  CEDAR SPRINGS CAPITAL COMPANY++                                     5.31        03/12/2007           399,742
      4,010,239  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        03/16/2007         4,001,456
      1,224,246  CEDAR SPRINGS CAPITAL COMPANY                                       5.29        03/29/2007         1,219,251
      7,012,945  CEDAR SPRINGS CAPITAL COMPANY++                                     5.30        04/10/2007         6,972,130
      4,876,290  CEDAR SPRINGS CAPITAL COMPANY                                       5.31        04/16/2007         4,843,619
        473,048  CEDAR SPRINGS CAPITAL COMPANY                                       5.32        04/18/2007           469,741
      4,806,191  CEDAR SPRINGS CAPITAL COMPANY++                                     5.31        05/08/2007         4,758,610
        235,321  CHEYNE FINANCE LLC++                                                5.30        03/01/2007           235,321
        104,266  CHEYNE FINANCE LLC                                                  5.29        03/22/2007           103,947
      1,684,300  CHEYNE FINANCE LLC++                                                5.33        04/13/2007         1,673,757
        160,410  CHEYNE FINANCE LLC++                                                5.31        04/17/2007           159,312
      2,085,324  CHEYNE FINANCE LLC                                                  5.33        05/11/2007         2,063,783
      1,604,095  CHEYNE FINANCE LLC                                                  5.32        05/14/2007         1,586,819
        721,843  CHEYNE FINANCE LLC                                                  5.32        06/07/2007           711,564
     12,832,764  CHEYNE FINANCE LLC                                                  5.32        06/18/2007        12,629,493
      3,208,191  CHEYNE FINANCE LLC                                                  5.32        07/17/2007         3,143,995
      3,208,191  CHEYNE FINANCE LLC                                                  5.32        07/18/2007         3,143,546
      4,010,239  CHEYNE FINANCE LLC+/-++                                             5.32        02/25/2008         4,008,715
        172,119  CIT GROUP INCORPORATED+/-                                           5.58        05/18/2007           172,216
      1,604,095  CIT GROUP INCORPORATED+/-                                           5.43        12/19/2007         1,605,748
      8,662,518  CITIGROUP REPURCHASE AGREEMENT
                  (MATURITY VALUE $8,663,808)                                        5.36        03/01/2007         8,662,518
      9,143,344  COBBLER FUNDING LIMITED                                             5.29        03/15/2007         9,124,692
        641,638  COMERICA BANK+/-                                                    5.34        07/20/2007           641,768
     13,658,873  CORPORATE ASSET SECURITIZATION AUSTRALIA++                          5.31        03/13/2007        13,634,970
        802,048  CREDIT SUISSE FIRST BOSTON (NEW YORK) SERIES YCD+/-                 5.36        03/27/2007           801,855
        721,843  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-         5.46        04/05/2007           721,915
        367,338  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-         5.73        10/29/2007           368,414
     17,662,626  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $17,665,256)                                        5.36        03/01/2007        17,662,626
         40,102  CROWN POINT CAPITAL COMPANY                                         5.32        04/17/2007            39,828
     19,431,371  DEER VALLEY FUNDING LLC                                             5.29        03/07/2007        19,414,466
      4,010,239  DEER VALLEY FUNDING LLC                                             5.30        03/19/2007         3,999,732
        364,932  DEUTSCHE BANK AG (NEW YORK) SERIES YCD+/-                           5.34        03/15/2007           364,673
      3,208,191  FCAR OWNER TRUST SERIES II                                          5.33        06/11/2007         3,160,646
      1,604,095  FCAR OWNER TRUST SERIES II                                          5.34        06/21/2007         1,577,997
        135,706  FCAR OWNER TRUST SERIES II                                          5.32        06/22/2007           133,478
      1,042,662  FCAR OWNER TRUST SERIES II                                          5.33        07/20/2007         1,021,350
        160,410  FIVE FINANCE INCORPORATED+/-++                                      5.33        09/13/2007           160,454
      2,887,372  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                      5.31        06/18/2007         2,841,636
        401,184  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                      5.32        06/25/2007           394,424
        160,410  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                    5.34        07/12/2007           157,317
         69,297  FOX TROT CDO LIMITED++                                              5.29        04/11/2007            68,883
      2,566,553  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                       5.40        06/18/2007         2,566,553
      3,239,471  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                 5.42        06/22/2007         3,240,993
      5,460,341  GENWORTH FINANCIAL INCORPORATED+/-                                  5.51        06/15/2007         5,463,399
      8,698,208  GEORGE STREET FINANCE LLC                                           5.32        03/28/2007         8,663,937
      4,010,239  GERMAN RESIDENTIAL FUNDING+/-++                                     5.34        08/22/2007         4,010,239

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     4,010,239  GERMAN RESIDENTIAL FUNDING+/-++                                     5.35%       08/22/2007   $     4,010,239
      8,020,477  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                     5.46        03/30/2007         8,020,959
        120,307  GRAMPIAN FUNDING LIMITED                                            5.31        05/22/2007           118,871
        271,092  HUDSON-THAMES LLC++                                                 5.33        03/05/2007           270,935
        663,133  HUDSON-THAMES LLC++                                                 5.30        04/02/2007           660,043
      5,592,198  HUDSON-THAMES LLC                                                   5.31        04/16/2007         5,554,730
      1,259,375  HUDSON-THAMES LLC                                                   5.31        04/20/2007         1,250,207
      4,942,860  HUDSON-THAMES LLC                                                   5.32        07/16/2007         4,844,695
        112,287  IBM CORPORATION SERIES MTN+/-                                       5.36        06/28/2007           112,319
      5,614,334  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                       5.39        09/17/2007         5,614,334
         40,102  IRISH LIFE & PERMANENT PLC++                                        5.31        04/04/2007            39,904
     10,266,211  KAUPTHING BANK SERIES MTN+/-++                                      5.40        03/20/2007        10,265,698
        679,174  KLIO FUNDING CORPORATION++                                          5.31        04/12/2007           675,024
        313,601  KLIO III FUNDING CORPORATION                                        5.31        03/20/2007           312,732
      6,567,809  KLIO III FUNDING CORPORATION                                        5.31        05/08/2007         6,502,787
        530,154  LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.34        03/15/2007           529,072
      1,631,526  LA FAYETTE ASSET SECURITIZATION CORPORATION                         5.30        04/09/2007         1,622,258
      5,614,334  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            5.46        05/31/2007         5,616,748
        899,898  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                5.48        04/20/2007           900,123
        401,024  LIBERTY LIGHT US CAPITAL+/-++                                       5.36        11/21/2007           401,204
        641,638  LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                           5.48        04/16/2007           641,760
      4,010,239  LIQUID FUNDING LIMITED++                                            5.29        03/05/2007         4,007,913
      2,248,621  LIQUID FUNDING LIMITED++                                            5.30        03/30/2007         2,239,109
        240,614  LIQUID FUNDING LIMITED++                                            5.34        07/16/2007           235,836
      8,020,477  LIQUID FUNDING LIMITED+/-++                                         5.29        08/15/2007         7,826,622
        120,307  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                 5.60        01/02/2008           120,555
         80,205  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.54        04/20/2007            80,227
         27,270  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.39        08/24/2007            27,278
        481,229  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                 5.47        08/27/2007           481,724
         96,246  METLIFE GLOBAL FUNDING I+/-++                                       5.43        03/16/2007            96,250
      4,010,239  METLIFE GLOBAL FUNDING I+/-++                                       5.31        02/22/2008         4,010,239
        344,881  MORGAN STANLEY+/-                                                   5.48        11/09/2007           345,291
      7,603,664  MORGAN STANLEY REPURCHASE AGREEMENT
                 (MATURITY VALUE $7,604,796)                                         5.36        03/01/2007         7,603,664
      2,466,297  MORGAN STANLEY SERIES EXL+/-                                        5.38        03/14/2008         2,467,431
      4,010,239  NATEXIS BANQUES POPULAIRES+/-++                                     5.35        11/09/2007         4,010,038
      6,328,157  NATIONWIDE BUILDING SOCIETY+/-++                                    5.48        07/20/2007         6,332,143
        401,024  NATIONWIDE BUILDING SOCIETY+/-                                      5.48        07/20/2007           401,314
        349,532  NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.27        03/27/2007           348,208
        471,604  NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.30        04/09/2007           468,925
      2,536,877  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                           5.34        07/30/2007         2,481,446
        154,474  NORTH SEA FUNDING LLC++                                             5.32        04/16/2007           153,439
      7,532,030  RACERS TRUST SERIES 2004-6-MM+/-++                                  5.34        08/22/2007         7,533,228
        524,539  ROYAL BANK OF SCOTLAND PLC+/-++                                     5.36        03/30/2007           524,571
        228,423  SCALDIS CAPITAL LIMITED                                             5.31        03/19/2007           227,825
         96,246  SCALDIS CAPITAL LIMITED++                                           5.31        04/16/2007            95,601
      3,849,829  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                          5.32        04/11/2007         3,849,906
      2,887,372  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                          5.33        10/26/2007         2,887,285
      3,208,191  SLM CORPORATION+/-++                                                5.32        03/12/2008         3,208,768
        981,706  SLM CORPORATION SERIES MTN1+/-                                      5.57        07/25/2007           982,688
        256,655  SOCIETE GENERALE NORTH AMERICA                                      5.33        06/11/2007           252,852
        283,123  SOCIETE GENERALE NORTH AMERICA                                      5.34        06/20/2007           278,556
      1,924,915  STANFIELD VICTORIA FUNDING++                                        5.32        04/25/2007         1,909,496
      1,195,051  STANFIELD VICTORIA FUNDING                                          5.33        06/21/2007         1,175,608
     13,217,747  STANFIELD VICTORIA FUNDING++                                        5.33        06/26/2007        12,993,045
      1,604,095  STANFIELD VICTORIA FUNDING                                          5.34        07/30/2007         1,569,046
        561,433  TASMAN FUNDING INCORPORATED++                                       5.32        05/16/2007           555,224
     16,040,955  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                           5.51        12/31/2007        16,040,955
      3,082,911  TRAVELERS INSURANCE COMPANY+/-                                      5.39        02/08/2008         3,082,849

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$        41,065  TULIP FUNDING CORPORATION                                           5.31%       04/25/2007   $        40,736
      4,010,239  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  5.33        03/09/2007         4,010,840
        866,212  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                   5.37        12/03/2007           866,478
        272,696  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                   5.36        12/13/2007           272,871
        320,819  VERSAILLES CDS LLC++                                                5.30        03/15/2007           320,165
        240,614  VERSAILLES CDS LLC++                                                5.31        04/16/2007           239,002
        240,614  VETRA FINANCE CORPORATION++                                         5.31        03/02/2007           240,578
      2,701,297  VETRA FINANCE CORPORATION++                                         5.32        03/13/2007         2,696,570
      2,726,962  VETRA FINANCE CORPORATION++                                         5.30        04/23/2007         2,705,937
         24,061  WACHOVIA CORPORATION+/-                                             5.41        07/20/2007            24,074
      4,010,239  WAL-MART STORES INCORPORATED SERIES MTN+/-                          5.26        03/28/2007         4,010,159
        786,007  WESTPAC BANKING CORPORATION++                                       5.30        03/29/2007           782,800
        356,270  WHISTLEJACKET CAPITAL LIMITED                                       5.31        03/20/2007           355,283
      3,596,222  WHISTLEJACKET CAPITAL LIMITED++                                     5.30        03/30/2007         3,581,010
      3,264,174  WHITE PINE FINANCE LLC                                              5.30        03/12/2007         3,258,951
      3,538,474  WHITE PINE FINANCE LLC++                                            5.31        03/30/2007         3,523,506
      2,646,758  WHITE PINE FINANCE LLC+/-++                                         5.32        04/20/2007         2,646,837
      1,283,276  WHITE PINE FINANCE LLC+/-++                                         5.35        06/21/2007         1,283,546
      4,576,805  WORLD OMNI VEHICLE LEASING                                          5.33        03/21/2007         4,563,441
         80,205  WORLD SAVINGS BANK FSB+/-                                           5.43        06/01/2007            80,231
         16,041  WORLD SAVINGS BANK FSB SERIES BKNT+/-                               5.36        10/19/2007            16,048
        200,512  YORKTOWN CAPITAL LLC                                                5.31        03/12/2007           200,191

                                                                                                                  509,259,122
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $509,259,122)                                                       509,259,122
                                                                                                              ---------------

SHARES
SHORT-TERM INVESTMENTS - 2.93%
      30,513,185  WELLS FARGO MONEY MARKET TRUST~+++                                                               30,513,185
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $30,513,185)                                                                    30,513,185
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,611,725,209)*                                   154.23%                                              $ 1,605,326,686

OTHER ASSETS AND LIABILITIES, NET                        (54.23)                                                 (564,451,161)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $ 1,040,875,525
                                                         ------                                               ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(i)   ILLIQUID SECURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $30,513,185.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 85.53%

AMUSEMENT & RECREATION SERVICES - 4.45%
$     2,215,000  CCM MERGER INCORPORATED++<<                                         8.00%       08/01/2013   $     2,215,000
      1,750,000  PINNACLE ENTERTAINMENT                                              8.25        03/15/2012         1,802,500
      1,685,000  POKAGON GAMING AUTHORITY++                                         10.38        06/15/2014         1,845,075
        210,000  SNOQUALMIE ENTERTAINMENT AUTHORITY+++/-                             9.15        02/01/2014           213,150
        210,000  SNOQUALMIE ENTERTAINMENT AUTHORITY++                                9.13        02/01/2015           216,825
        642,000  TOWN SPORTS INTERNATIONAL INCORPORATED                              9.63        04/15/2011           673,298
      1,222,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                             9.00        02/01/2014         1,084,525
      2,950,000  TUNICA-BILOXI GAMING AU++                                           9.00        11/15/2015         3,134,375
      2,110,000  TURNING STONE CASINO RESORT ENTERPRISE++                            9.13        12/15/2010         2,168,025
      2,123,000  WATERFORD GAMING LLC++                                              8.63        09/15/2012         2,245,073

                                                                                                                   15,597,846
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 1.49%
      3,100,000  LEVI STRAUSS & COMPANY+/-                                          10.11        04/01/2012         3,165,875
      1,855,000  NEIMAN MARCUS GROUP INCORPORATED<<                                  9.00        10/15/2015         2,040,500

                                                                                                                    5,206,375
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.88%
      3,070,000  RIDDELL BELL HOLDINGS INCORPORATED                                  8.38        10/01/2012         3,070,000
                                                                                                              ---------------

BUSINESS SERVICES - 5.40%
      1,680,000  ASHTEAD CAPITAL INCORPORATED++                                      9.00        08/15/2016         1,814,400
        420,000  AVIS BUDGET CAR RENTAL LLC+++/-                                     7.86        05/15/2014           432,600
        845,000  AVIS BUDGET CAR RENTAL LLC++<<                                      7.75        05/15/2016           857,675
      1,315,000  HERTZ CORPORATION                                                   8.88        01/01/2014         1,416,913
        805,000  HERTZ CORPORATION                                                  10.50        01/01/2016           917,700
      1,765,000  NEFF RENTAL/NEFF FINANCE                                           11.25        06/15/2012         1,963,563
        435,000  OPEN SOLUTIONS INCORPORATED++                                       9.75        02/01/2015           449,138
      1,680,000  PENHALL INTERNATIONAL CORPORATION++                                12.00        08/01/2014         1,814,400
      2,300,000  RAINBOW NATIONAL SERVICES LLC++                                    10.38        09/01/2014         2,576,000
      1,705,000  RENTAL SERVICE CORPORATION++                                        9.50        12/01/2014         1,815,825
      1,250,000  SUNGARD DATA SYSTEMS INCORPORATED                                   9.13        08/15/2013         1,334,375
        820,000  SUNGARD DATA SYSTEMS INCORPORATED<<                                10.25        08/15/2015           891,750
      2,590,000  UNITED RENTALS NORTH AMERICA INCORPORATED<<                         7.75        11/15/2013         2,648,275

                                                                                                                   18,932,614
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 2.55%
      2,505,000  HEXION SPECIALTY CHEMICAL CORPORATION++                             9.75        11/15/2014         2,655,300
      1,680,000  HUNTSMAN INTERNATIONAL LLC++                                        7.88        11/15/2014         1,738,800
      1,680,000  LYONDELL CHEMICAL COMPANY<<                                         8.25        09/15/2016         1,806,000
        420,000  MOSAIC COMPANY++                                                    7.38        12/01/2014           433,650
        420,000  MOSAIC COMPANY++                                                    7.63        12/01/2016           437,850
      1,805,000  NALCO COMPANY                                                       7.75        11/15/2011         1,863,663

                                                                                                                    8,935,263
                                                                                                              ---------------

COAL MINING - 0.90%
      1,400,000  ARCH WESTERN FINANCE LLC                                            6.75        07/01/2013         1,375,500
      1,740,000  FOUNDATION PA COAL COMPANY<<                                        7.25        08/01/2014         1,761,750

                                                                                                                    3,137,250
                                                                                                              ---------------

COMMUNICATIONS - 12.44%
      2,500,000  CCH I LLC                                                          11.00        10/01/2015         2,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (continued)
$     3,240,000  CCH II LLC/CCH II CAPITAL CORPORATION<<                            10.25%       10/01/2013   $     3,515,400
      1,660,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION         10.25        09/15/2010         1,747,150
      2,130,000  CITIZENS COMMUNICATIONS COMPANY                                     6.25        01/15/2013         2,130,000
        840,000  CRICKET COMMUNICATIONS INCORPORATED++                               9.38        11/01/2014           886,200
      1,730,000  CSC HOLDINGS INCORPORATED SERIES B                                  7.63        04/01/2011         1,777,575
      2,990,000  DOBSON CELLULAR SYSTEMS                                             9.88        11/01/2012         3,251,625
      1,680,000  EMBARQ CORPORATION                                                  7.08        06/01/2016         1,737,222
        825,000  HAWAIIAN TELECOM COMMUNICATIONS INCORPORATED SERIES B<<             9.75        05/01/2013           882,750
      1,770,000  HORIZON PCS INCORPORATED                                           11.38        07/15/2012         1,964,700
      3,360,000  MEDIACOM BROADBAND LLC++                                            8.50        10/15/2015         3,418,800
      2,320,000  PAXSON COMMUNICATIONS+++/-<<                                       11.61        01/15/2013         2,424,400
      4,590,000  QWEST CORPORATION+/-                                                8.61        06/15/2013         5,008,838
      1,450,000  QWEST CORPORATION                                                   7.50        10/01/2014         1,538,813
      3,170,000  QWEST CORPORATION                                                   7.63        06/15/2015         3,383,975
      1,800,000  RURAL CELLULAR CORPORATION<<                                        9.88        02/01/2010         1,903,500
      2,515,000  WEST CORPORATION++<<                                               11.00        10/15/2016         2,722,488
        840,000  WINDSTREAM CORPORATION                                              8.13        08/01/2013           906,150
      1,630,000  WINDSTREAM CORPORATION<<                                            8.63        08/01/2016         1,784,850

                                                                                                                   43,584,436
                                                                                                              ---------------

EATING & DRINKING PLACES - 1.53%
      3,340,000  ARAMARK CORPORATION++                                               8.50        02/01/2015         3,469,425
      1,820,000  SBARRO INCORPORATED++                                              10.38        02/01/2015         1,897,350

                                                                                                                    5,366,775
                                                                                                              ---------------

EDUCATIONAL SERVICES - 0.65%
      2,110,000  EDUCATION MANAGEMENT LLC                                           10.25        06/01/2016         2,289,350
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 10.76%
      2,710,000  ALLIED WASTE NORTH AMERICA INCORPORATED                             6.88        06/01/2017         2,689,675
      1,182,000  CLEAN HARBORS INCORPORATED                                         11.25        07/15/2012         1,326,678
      1,690,000  DYNEGY HOLDINGS INCORPORATED<<                                      8.38        05/01/2016         1,808,300
      1,680,000  EDISON MISSION ENERGY                                               7.75        06/15/2016         1,780,800
      1,840,000  EL PASO NATURAL GAS COMPANY SERIES A                                7.63        08/01/2010         1,918,200
      1,770,000  INERGY LP/INERGY FINANCE CORPORATION                                6.88        12/15/2014         1,743,450
      1,820,000  MIDWEST GENERATION LLC                                              8.75        05/01/2034         1,961,050
      1,680,000  MIRANT AMERICAS GENERATION LLC<<                                    8.30        05/01/2011         1,713,600
      1,950,000  MIRANT NORTH AMERICA LLC                                            7.38        12/31/2013         2,003,625
      1,335,000  NEVADA POWER COMPANY SERIES L                                       5.88        01/15/2015         1,356,116
      3,210,000  NRG ENERGY INCORPORATED                                             7.38        02/01/2016         3,274,200
      2,100,000  NRG ENERGY INCORPORATED                                             7.38        01/15/2017         2,136,750
      4,980,000  SIERRA PACIFIC RESOURCES                                            6.75        08/15/2017         5,072,319
      1,650,000  SOUTHERN NATURAL GAS COMPANY                                        8.88        03/15/2010         1,723,227
      3,480,000  TENNESSEE GAS PIPELINE COMPANY                                      8.38        06/15/2032         4,391,388
      1,625,000  TENNESSEE GAS PIPELINE COMPANY                                      7.63        04/01/2037         1,915,963
        840,000  WCA WASTE CORPORATION                                               9.25        06/15/2014           890,400

                                                                                                                   37,705,741
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   - 1.30%
        420,000  FREESCALE SEMICONDUCTOR INCORPORATED++                              8.88        12/15/2014           425,775
        840,000  FREESCALE SEMICONDUCTOR INCORPORATED(yen)                           9.13        12/15/2014           851,550
      1,160,000  FREESCALE SEMICONDUCTOR INCORPORATED++<<                           10.13        12/15/2016         1,187,550
      2,315,000  LUCENT TECHNOLOGIES INCORPORATED                                    6.45        03/15/2029         2,106,650

                                                                                                                    4,571,525
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------


PRINCIPAL        SECURITY NAME                                                   INTEREST RATE  MATURITY DATE      VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.48%
$     1,690,000  BALL CORPORATION<<                                                  6.63%       03/15/2018   $     1,690,000
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 0.70%
      1,329,852  PARMALAT BAKERY SERIES A2++                                         5.00        07/09/2012         1,223,464
      1,329,852  PARMALAT DAIRY SERIES A1++                                          5.00        07/09/2010         1,243,411

                                                                                                                    2,466,875
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 0.69%
      2,405,000  ALH FINANCE LLC/ALH FINANCE CORPORATION<<                           8.50        01/15/2013         2,417,025
                                                                                                              ---------------

HEALTH SERVICES - 4.32%
      2,560,000  DAVITA INCORPORATED                                                 7.25        03/15/2015         2,585,600
      2,065,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                             7.88        02/01/2008         2,095,975
      2,520,000  HCA INCORPORATED++                                                  9.25        11/15/2016         2,699,550
      3,360,000  HCA INCORPORATED++                                                  9.63        11/15/2016         3,628,800
      1,730,000  SELECT MEDICAL CORPORATION                                          7.63        02/01/2015         1,522,400
      2,465,000  US ONCOLOGY INCORPORATED                                            9.00        08/15/2012         2,606,738

                                                                                                                   15,139,063
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.25%
        430,000  YANKEE ACQUISITION CORPORATION++                                    8.50        02/15/2015           439,675
        430,000  YANKEE ACQUISITION CORPORATION++<<                                  9.75        02/15/2017           440,750

                                                                                                                      880,425
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.61%
        835,000  BUFFALO THUNDER DEVELOPMENT AUTHORITY++                             9.38        12/15/2014           862,138
      1,260,000  SEMINOLE HARD ROCK ENTERTAINMENT INCORPORATED/SEMINOLE HARD
                 ROCK INTERNATIONAL LLC+++/-                                         7.85        03/15/2014         1,267,875

                                                                                                                    2,130,013
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.50%
      1,690,000  CASE NEW HOLLAND INCORPORATED                                       7.13        03/01/2014         1,749,150
                                                                                                              ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.74%
      2,600,000  CORRECTIONS CORPORATION OF AMERICA                                  6.25        03/15/2013         2,593,500
                                                                                                              ---------------

LEGAL SERVICES - 0.63%
      2,105,000  FTI CONSULTING INCORPORATED                                         7.75        10/01/2016         2,220,775
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS - 1.49%
      1,660,000  INVACARE CORPORATION++                                              9.75        02/15/2015         1,689,050
      2,535,000  XEROX CORPORATION                                                   6.40        03/15/2016         2,628,597
        845,000  XEROX CORPORATION                                                   6.75        02/01/2017           893,238

                                                                                                                    5,210,885
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.90%
      1,210,000  CLARKE AMERICAN CORPORATION                                        11.75        12/15/2013         1,391,500
      4,850,000  GENTEK INCORPORATED^^(a)                                           11.00        08/01/2009                 0
      1,730,000  RBS GLOBAL INCORPORATED & REXNORD CORPORATION++                     8.88        09/01/2016         1,764,600

                                                                                                                    3,156,100
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 1.44%
      1,852,000  JAFRA COSMETICS INTERNATIONAL INCORPORATED                         10.75        05/15/2011         1,963,120
        840,000  MICHAELS STORES INCORPORATED++                                     10.00        11/01/2014           898,800
        840,000  MICHAELS STORES INCORPORATED++<<                                   11.38        11/01/2016           911,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE  MATURITY DATE      VALUE
MISCELLANEOUS RETAIL (continued)
$     1,225,000  RITE AID CORPORATION                                                8.13%       05/01/2010   $     1,257,156

                                                                                                                    5,030,476
                                                                                                              ---------------

MOTION PICTURES - 0.71%
      2,330,000  AMC ENTERTAINMENT INCORPORATED SERIES B                             8.63        08/15/2012         2,475,625
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 4.53%
      1,460,000  FORD MOTOR CREDIT COMPANY<<                                         7.00        10/01/2013         1,400,568
      5,305,000  FORD MOTOR CREDIT COMPANY                                           8.00        12/15/2016         5,236,942
      2,100,000  GMAC LLC                                                            7.75        01/19/2010         2,169,338
      1,670,000  GMAC LLC                                                            6.00        12/15/2011         1,633,913
      2,675,000  GMAC LLC<<                                                          6.75        12/01/2014         2,667,836
      2,515,000  GMAC LLC                                                            8.00        11/01/2031         2,773,213

                                                                                                                   15,881,810
                                                                                                              ---------------

OIL & GAS - 0.81%
      2,825,000  HILCORP ENERGY++                                                    7.75        11/01/2015         2,825,000
                                                                                                              ---------------

OIL & GAS EXTRACTION - 4.79%
      3,450,000  CHESAPEAKE ENERGY CORPORATION                                       6.38        06/15/2015         3,424,125
      1,770,000  CHESAPEAKE ENERGY CORPORATION                                       6.25        01/15/2018         1,743,450
      1,685,000  HANOVER COMPRESSOR COMPANY                                          7.50        04/15/2013         1,718,700
      1,510,000  PARKER DRILLING COMPANY+/-                                         10.12        09/01/2010         1,540,200
      2,605,000  PRIDE INTERNATIONAL INCORPORATED                                    7.38        07/15/2014         2,670,125
      2,520,000  RANGE RESOURCES CORPORATION                                         7.50        05/15/2016         2,589,300
      3,150,000  WHITING PETROLEUM CORPORATION                                       7.00        02/01/2014         3,110,625

                                                                                                                   16,796,525
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 5.06%
      1,485,000  APPLETON PAPERS INCORPORATED                                        8.13        06/15/2011         1,536,975
      1,615,000  APPLETON PAPERS INCORPORATED SERIES B                               9.75        06/15/2014         1,673,544
      1,955,000  BOISE CASCADE LLC+/-<<                                              8.24        10/15/2012         1,955,000
      2,120,000  BOWATER INCORPORATED+/-<<                                           8.36        03/15/2010         2,141,200
      1,255,000  GEORGIA-PACIFIC CORPORATION++                                       7.13        01/15/2017         1,255,000
      1,690,000  GLATFELTER                                                          7.13        05/01/2016         1,715,350
      2,080,000  GREIF INCORPORATED++<<                                              6.75        02/01/2017         2,100,800
      1,765,000  PLAYTEX PRODUCTS INCORPORATED                                       8.00        03/01/2011         1,844,425
      1,700,000  SMURFIT-STONE CONTAINER ENTERPRISES INCORPORATED                    8.38        07/01/2012         1,734,000
      1,685,000  VERSO PAPER HOLDINGS LLC++<<                                        9.13        08/01/2014         1,777,675

                                                                                                                   17,733,969
                                                                                                              ---------------

PERSONAL SERVICES - 0.48%
      1,680,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                         7.00        06/15/2017         1,696,800
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 1.97%
      1,165,000  AK STEEL CORPORATION                                                7.75        06/15/2012         1,179,563
      3,395,000  ALERIS INTERNATIONAL INCORPORATED++                                 9.00        12/15/2014         3,598,700
      2,000,000  GENERAL CABLE CORPORATION                                           9.50        11/15/2010         2,120,000

                                                                                                                    6,898,263
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.43%
      1,700,000  DEX MEDIA INCORPORATED                                              8.00        11/15/2013         1,776,500
      1,965,000  HOUGHTON MIFFLIN COMPANY                                            7.20        03/15/2011         1,984,650

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE  MATURITY DATE       VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
$     2,520,000  IDEARC INCORPORATED++                                               8.00%       11/15/2016   $     2,589,300
      1,685,000  NIELSEN FINANCE LLC/FINANCE COMPANY++                              10.00        08/01/2014         1,840,863
      2,290,000  PRIMEDIA INCORPORATED+/-                                           10.74        05/15/2010         2,375,875
      1,374,000  UCAR FINANCE INCORPORATED                                          10.25        02/15/2012         1,446,135

                                                                                                                   12,013,323
                                                                                                              ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.22%
      2,135,000  RECKSON OPERATING PARTNERSHIP LP                                    6.00        03/31/2016         2,112,478
      2,110,000  ROUSE COMPANY LP++                                                  6.75        05/01/2013         2,172,751

                                                                                                                    4,285,229
                                                                                                              ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.89%
      1,265,000  BERRY PLASTICS HOLDING CORPORATION                                  8.88        09/15/2014         1,309,275
      1,680,000  GOODYEAR TIRE & RUBBER COMPANY<<                                    9.00        07/01/2015         1,824,900

                                                                                                                    3,134,175
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.66%
      2,225,000  E*TRADE FINANCIAL CORPORATION                                       8.00        06/15/2011         2,330,688
                                                                                                              ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.84%
      2,820,000  BWAY CORPORATION                                                   10.00        10/15/2010         2,961,000
                                                                                                              ---------------

TEXTILE MILL PRODUCTS - 1.29%
      2,190,000  INTERFACE INCORPORATED                                              9.50        02/01/2014         2,348,775
      2,095,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                     8.88        09/15/2013         2,168,325

                                                                                                                    4,517,100
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 3.32%
      4,445,000  FORD MOTOR COMPANY<<                                                7.45        07/16/2031         3,567,113
      6,395,000  GENERAL MOTORS CORPORATION<<                                        8.38        07/15/2033         5,931,327
      2,475,000  LEAR CORPORATION SERIES B                                           5.75        08/01/2014         2,128,500

                                                                                                                   11,626,940
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.43%
      1,740,000  VISTEON CORPORATION<<                                                7.00       03/10/2014         1,513,800
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $292,028,740)                                                                 299,771,709
                                                                                                              ---------------

FOREIGN CORPORATE BONDS - 7.49%
      2,405,000  INEOS GROUP HOLDINGS PLC++<<                                        8.50        02/15/2016         2,338,863
      1,660,000  INTELSAT (BERMUDA) LIMITED+++/-                                     8.87        01/15/2015         1,699,425
      2,525,000  INTELSAT (BERMUDA) LIMITED++                                        9.25        06/15/2016         2,790,125
      1,685,000  INTELSAT (BERMUDA) LIMITED++                                       11.25        06/15/2016         1,908,263
      2,700,000  IPSCO INCORPORATED                                                  8.75        06/01/2013         2,895,750
      1,463,000  ISPAT INLAND ULC                                                    9.75        04/01/2014         1,646,451
      1,830,000  NORDIC TELEPHONE COMPANY HOLDINGS++                                 8.88        05/01/2016         1,971,825
      1,765,000  NOVELIS INCORPORATED                                                7.25        02/15/2015         1,835,600
        840,000  NXP BV++                                                            7.88        10/15/2014           867,300
      2,550,000  QUEBECOR WORLD INCORPORATED++                                       9.75        01/15/2015         2,696,625
      2,930,000  ROGERS CABLE INCORPORATED                                           6.75        03/15/2015         3,069,175
      1,630,000  ROGERS WIRELESS INCORPORATED+/-                                     8.49        12/15/2010         1,662,600
        850,000  ROGERS WIRELESS INCORPORATED                                        6.38        03/01/2014           872,313

TOTAL FOREIGN CORPORATE BONDS@ (COST $25,022,191)                                                                  26,254,315
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE      VALUE
TERM LOANS - 5.15%
$     2,252,820  ALLIED WASTE NORTH AMERICA TERM LOAN+/-                             6.59%       01/15/2012   $     2,273,659
      1,980,000  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B+/-                 7.36        12/20/2012         1,997,780
      3,230,000  GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+/-                       8.14        04/08/2010         3,268,372
      1,428,571  GRAHAM PACKAGING COMPANY TERM LOAN C+/-                             9.69        03/15/2012         1,439,286
      1,990,000  HEALTHSOUTH CORPORATION SENIOR SECURED TERM LOAN+/-                 8.62        03/10/2013         2,007,671
      1,000,000  JG WENTWORTH LLC TERM LOAN+/-                                       8.87        04/06/2011         1,012,500
        995,000  LYONDELL CHEMICAL COMPANY TERM LOAN+/-                              7.11        08/16/2013         1,001,219
        865,617  MIDWEST GENERATION LLC TERM LOAN+/-                                 6.88        04/05/2011           872,109
        282,050  REXNORD CORPORATION (RBS GLOBAL) TERM LOAN B+/-                     7.61        07/21/2013           282,755
        967,213  REXNORD CORPORATION TERM LOAN+/-                                    7.88        06/13/2013           969,631
      1,990,000  REYNOLDS AMERICAN INCORPORATED TERM LOAN+/-                         7.14        04/24/2012         2,003,990
        904,398  WIND ACQUISITION CORPORATION TERM LOAN+/-                          12.61        12/21/2011           929,268

TOTAL TERM LOANS (COST $17,908,363)                                                                                18,058,240
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 14.95%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.19%
            186  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                     5.26        03/02/2007               186
        671,134  SCUDDER DAILY ASSETS MONEY MARKET FUND                              5.35        03/02/2007           671,134

                                                                                                                      671,320
                                                                                                              ---------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS - 14.76%
$       829,965  AMERICAN GENERAL FINANCE CORPORATION+/-                             5.47        08/16/2007           830,579
        162,120  AMERICAN GENERAL FINANCE CORPORATION+++/-                           5.37        03/14/2008           162,156
        450,334  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                   5.30        04/25/2007           450,347
        450,334  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                  5.37        10/25/2007           450,338
        450,334  BANCO SANTANDER TOTTA LOAN+++/-                                     5.32        03/14/2008           450,379
      1,351,001  BANK OF AMERICA NA SERIES BKNT+/-                                   5.36        06/19/2007         1,351,298
        910,737  BUCKINGHAM III CDO LLC                                              5.31        03/22/2007           907,950
         40,530  CAIRN HIGH GRADE FUNDING I LLC++                                    5.29        03/14/2007            40,453
        144,107  CAIRN HIGH GRADE FUNDING I LLC                                      5.29        03/15/2007           143,813
        432,320  CEDAR SPRINGS CAPITAL COMPANY++                                     5.33        03/09/2007           431,815
        108,711  CEDAR SPRINGS CAPITAL COMPANY++                                     5.33        03/23/2007           108,362
         42,998  CEDAR SPRINGS CAPITAL COMPANY                                       5.33        04/13/2007            42,729
        514,966  CEDAR SPRINGS CAPITAL COMPANY++                                     5.33        05/16/2007           509,270
        597,323  CEDAR SPRINGS CAPITAL COMPANY                                       5.33        05/21/2007           590,280
        369,886  CEDAR SPRINGS CAPITAL COMPANY++                                     5.33        05/29/2007           365,096
      1,632,369  CHARTA LLC                                                          5.28        03/20/2007         1,627,848
         63,047  CHARTA LLC++                                                        5.31        03/27/2007            62,808
        414,307  CHEYNE FINANCE LLC                                                  5.30        03/16/2007           413,400
         20,445  CHEYNE FINANCE LLC                                                  5.29        04/18/2007            20,302
      1,170,868  CHEYNE FINANCE LLC+++/-                                             5.32        02/25/2008         1,170,423
        450,334  CHEYNE FINANCE LLC SERIES MTN+++/-                                  5.33        07/16/2007           450,379
        192,473  CIT GROUP INCORPORATED+/-                                           5.59        09/20/2007           192,731
        198,597  CIT GROUP INCORPORATED+/-                                           5.59        11/23/2007           198,929
        180,133  CIT GROUP INCORPORATED+/-                                           5.43        12/19/2007           180,319
      6,124,538  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $6,125,450)                                         5.36        03/01/2007         6,124,538
         90,067  COMERICA BANK+/-                                                    5.32        02/08/2008            89,957
        368,373  CORPORATE ASSET SECURITIZATION AUSTRALIA++                          5.30        03/20/2007           367,353
      6,662,965  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
                  (MATURITY VALUE $6,663,957)                                        5.36        03/01/2007         6,662,965
        450,334  CULLINAN FINANCE CORPORATION+++/-                                   5.32        02/12/2008           450,253
        900,667  CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                       5.28        06/25/2007           900,685
      1,449,714  DEER VALLEY FUNDING LLC++                                           5.32        04/19/2007         1,439,378
        207,153  DEER VALLEY FUNDING LLC++                                           5.31        05/15/2007           204,891
        900,667  FIVE FINANCE INCORPORATED SERIES MTN+++/-                           5.37        06/13/2007           900,856
        225,077  GENWORTH FINANCIAL INCORPORATED+/-                                  5.51        06/15/2007           225,203

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,043,567  GEORGE STREET FINANCE LLC++                                         5.29%       03/15/2007   $     1,041,438
        258,492  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                     5.46        03/30/2007           258,507
        450,334  HARRIER FINANCE FUNDING LLC+++/-                                    5.31        01/11/2008           450,289
         36,027  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                         5.42        05/15/2007            36,033
        648,102  HUDSON-THAMES LLC                                                   5.27        03/21/2007           646,210
         24,462  HUDSON-THAMES LLC++                                                 5.29        04/04/2007            24,341
        135,064  HUDSON-THAMES LLC                                                   5.31        04/30/2007           133,885
        630,467  IBM CORPORATION SERIES MTN+/-                                       5.36        06/28/2007           630,650
      1,170,868  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                       5.39        09/17/2007         1,170,868
        450,334  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                          5.32        03/25/2008           450,352
        108,080  K2 (USA) LLC+++/-                                                   5.30        07/16/2007           108,093
        180,133  K2 (USA) LLC+++/-                                                   5.33        09/28/2007           180,133
        270,200  KAUPTHING BANK SERIES MTN+++/-                                      5.40        03/20/2007           270,187
         54,797  KESTREL FUNDING US LLC                                              5.31        05/21/2007            54,151
        266,940  LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.28        03/07/2007           266,708
        118,780  LEGACY CAPITAL CORPORATION                                          5.30        03/13/2007           118,572
        225,167  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            5.33        06/26/2007           225,194
        192,923  LIBERTY STREET FUNDING CORPORATION++                                5.34        03/01/2007           192,923
        450,334  LIQUID FUNDING LIMITED++                                            5.29        03/05/2007           450,072
        450,334  LIQUID FUNDING LIMITED SERIES MTN+++/-                              5.34        03/06/2007           450,334
        380,082  METLIFE GLOBAL FUNDING I+++/-                                       5.43        10/05/2007           380,321
        450,334  MORGAN STANLEY+/-                                                   5.34        07/12/2007           450,334
        661,270  MORGAN STANLEY+/-                                                   5.48        07/27/2007           661,667
        450,334  MORGAN STANLEY+/-                                                   5.38        08/07/2007           450,334
        947,474  MORGAN STANLEY REPURCHASE AGREEMENT
                 (MATURITY VALUE $947,615)                                           5.36        03/01/2007           947,474
         83,312  MORGAN STANLEY SERIES EXL+/-                                        5.38        03/14/2008            83,350
         72,053  NATIONAL CITY BANK+/-                                               5.44        09/04/2007            72,070
        516,353  NATIONWIDE BUILDING SOCIETY+++/-                                    5.48        07/20/2007           516,678
        887,193  NORTH SEA FUNDING LLC++                                             5.29        03/15/2007           885,383
        657,109  NORTH SEA FUNDING LLC                                               5.29        03/19/2007           655,387
        900,667  NORTHERN ROCK PLC+++/-SS.                                           5.34        04/04/2008           900,775
        260,179  PARAGON MORTGAGES PLC SERIES 12A+++/-                               5.30        05/15/2007           260,179
        360,267  PREMIUM ASSET TRUST+++/-                                            5.48        12/21/2007           360,771
        450,334  PREMIUM ASSET TRUST SERIES 06-B+++/-                                5.37        12/16/2007           450,334
        342,254  PYXIS MASTER TRUST SERIES 2007-3+++/-                               5.37        08/27/2007           342,254
         72,864  RACERS TRUST SERIES 2004-6-MM+++/-                                  5.34        08/22/2007            72,876
        226,446  REGENCY MARKETS #1 LLC++                                            5.31        05/15/2007           223,973
        900,667  SAINT GERMAIN FUNDING++                                             5.28        03/01/2007           900,667
        432,320  SAINT GERMAIN FUNDING++                                             5.28        03/02/2007           432,255
        360,267  SLM CORPORATION+++/-                                                5.32        03/12/2008           360,332
      1,608,394  SOCIETE GENERALE NORTH AMERICA                                      5.34        03/01/2007         1,608,394
         36,027  STANFIELD VICTORIA FUNDING LLC++                                    5.30        04/16/2007            35,785
        432,717  TANGO FINANCE CORPORATION++                                         5.34        03/01/2007           432,717
        172,964  TICONDEROGA FUNDING LLC                                             5.31        03/26/2007           172,333
        591,522  TIERRA ALTA FUNDING I LIMITED                                       5.29        03/14/2007           590,398
        104,135  TRAVELERS INSURANCE COMPANY+/-                                      5.39        02/08/2008           104,133
        450,334  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                  5.33        06/15/2007           450,379
        450,334  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                  5.33        03/09/2007           450,401
        109,161  VERSAILLES CDS LLC                                                  5.29        03/22/2007           108,827
        846,627  WORLD OMNI VEHICLE LEASING++                                        5.31        03/26/2007           843,537
      1,541,438  WORLD OMNI VEHICLE LEASING++                                        5.31        03/28/2007         1,535,365
        309,830  ZELA FINANCE INCORPORATED++                                         5.31        03/12/2007           309,327

                                                                                                                   51,726,033
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $52,397,353)                                                         52,397,353
                                                                                                              ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.70%
      2,470,592  WELLS FARGO MONEY MARKET TRUST~+++                                                                 2,470,592
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

                                                                                                                   VALUE
TOTAL SHORT-TERM INVESTMENTS (COST $2,470,592)                                                                $     2,470,592
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $389,827,239)*                                     113.82%                                              $   398,952,209

OTHER ASSETS AND LIABILITIES, NET                        (13.82)                                                  (48,452,731)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                               $  350,499,478
                                                         ------                                               ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(yen) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,470,592.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 10.02%

FEDERAL HOME LOAN BANK - 1.80%
$       200,000  FHLB                                                                   3.38%       10/05/2007   $       197,826
      3,000,000  FHLB<<                                                                 5.38        03/14/2008         3,000,348
      4,700,000  FHLB<<                                                                 5.50        08/15/2008         4,708,700

                                                                                                                       7,906,874
                                                                                                                 ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.76%
        305,000  FHLMC<<                                                                5.25        07/18/2011           310,135
          2,967  FHLMC #160089                                                         10.75        09/01/2009             3,131
         12,943  FHLMC #170151                                                         10.50        01/01/2016            14,316
          3,696  FHLMC #183254                                                          9.50        03/01/2011             3,893
          9,734  FHLMC #185784                                                         10.75        11/01/2010            10,067
          9,061  FHLMC #1B0123+/-                                                       7.53        09/01/2031             9,148
         12,425  FHLMC #1B0128+/-                                                       7.53        09/01/2031            12,542
         26,901  FHLMC #255531                                                         10.25        07/01/2009            27,729
          3,683  FHLMC #360016                                                         10.50        11/01/2017             4,086
          3,848  FHLMC #360056                                                         10.50        02/01/2019             4,370
          2,243  FHLMC #360057                                                         10.50        03/01/2019             2,538
          2,700  FHLMC #360059                                                         10.50        04/01/2019             3,060
          1,481  FHLMC #360061                                                         10.50        05/01/2019             1,679
         31,119  FHLMC #360063                                                         10.50        06/01/2019            35,149
          3,970  FHLMC #360065                                                         10.50        07/01/2019             4,496
        850,879  FHLMC #555316                                                          9.00        06/01/2019           907,140
        648,831  FHLMC #555408                                                         10.50        08/01/2018           731,998
        697,887  FHLMC #555500                                                          8.50        09/01/2017           737,580
        952,898  FHLMC #555514<<                                                        9.00        10/01/2019         1,045,023
         42,632  FHLMC #786823+/-                                                       7.06        07/01/2029            43,635
        426,010  FHLMC #789272+/-                                                       5.74        04/01/2032           433,364
        450,995  FHLMC #865496+/-                                                       5.54        05/01/2026           455,814
        616,986  FHLMC #A01734<<                                                        9.00        08/01/2018           660,451
      1,062,915  FHLMC #G01126                                                          9.50        12/01/2022         1,152,193
        186,733  FHLMC #G10747                                                          7.50        10/01/2012           191,436
        611,028  FHLMC #G11150<<                                                        7.50        12/01/2011           620,358
         50,843  FHLMC #G11345                                                          7.50        12/01/2011            51,806
         88,084  FHLMC #G11391                                                          7.50        06/01/2012            90,226
        182,391  FHLMC #G90023                                                          7.00        11/17/2013           187,159

                                                                                                                       7,754,522
                                                                                                                 ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.25%
      5,690,000  FNMA<<                                                                 5.75        02/15/2008         5,725,921
      3,000,000  FNMA<<                                                                 5.38        04/03/2008         3,000,633
        485,000  FNMA<<                                                                 3.88        11/17/2008           476,917
        350,000  FNMA<<                                                                 6.63        09/15/2009           364,857
          5,433  FNMA #100001                                                           9.00        02/15/2020             5,915
      1,785,275  FNMA #100042<<                                                        11.00        10/15/2020         1,968,374
        399,137  FNMA #100202                                                           9.50        02/15/2011           415,225
        185,238  FNMA #100255                                                           8.33        07/15/2020           200,813
        694,585  FNMA #190075                                                           8.50        02/01/2023           728,908
        442,711  FNMA #302507                                                           9.00        11/01/2024           482,211
         78,559  FNMA #313617                                                           8.00        09/01/2023            82,190
      1,250,844  FNMA #323582<<                                                         8.00        04/01/2017         1,305,151
        100,335  FNMA #392645                                                           8.00        12/01/2013           100,637
        687,007  FNMA #426828                                                           8.00        09/01/2019           726,068
        419,682  FNMA #426832                                                           8.50        07/01/2018           446,878
        926,914  FNMA #545131<<                                                         8.00        03/01/2013           937,674
        178,668  FNMA #545157                                                           8.50        11/01/2012           182,217
        449,860  FNMA #545460<<+/-                                                      7.25        11/01/2031           458,577
      2,045,792  FNMA #598559<<                                                         6.50        08/01/2031         2,119,192
        250,565  FNMA #70801                                                           12.00        03/01/2017           278,583

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     2,990,370  FNMA #712107<<                                                         6.00%       03/01/2033   $     3,031,752

                                                                                                                      23,038,693
                                                                                                                 ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.20%
        120,689  GNMA #780029                                                           9.00        11/15/2024           129,757
      2,535,083  GNMA #780110<<                                                        12.50        04/15/2019         2,892,186
         39,443  GNMA #780134                                                           8.50        05/15/2010            39,466
        397,859  GNMA #780267<<                                                         9.00        11/15/2017           428,984
        176,687  GNMA #780288<<                                                         8.00        12/15/2023           189,614
         22,173  GNMA #780333                                                           8.00        12/15/2008            22,168
         12,530  GNMA #780434                                                           7.50        12/15/2007            12,519
      1,392,897  GNMA #781311<<                                                         7.50        02/15/2013         1,418,810
        124,480  GNMA #781540<<                                                         7.00        05/15/2013           128,501
         19,446  GNMA #927                                                             10.00        02/20/2018            21,811

                                                                                                                       5,283,816
                                                                                                                 ---------------
SMALL BUSINESS ADMINISTRATION - 0.01%
        922,037  SBA #0191++(c)(i)                                                      2.70        07/30/2018            26,220
                                                                                                                 ---------------
TOTAL AGENCY SECURITIES (COST $44,702,896)                                                                            44,010,125
                                                                                                                 ---------------
ASSET BACKED SECURITIES - 11.53%
      4,392,112  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                         6.00        10/25/2033         4,416,653
      3,900,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                     5.64        03/15/2012         3,921,971
        499,991  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                 5.97        03/25/2034           501,599
      2,500,000  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                 2003-5 CLASS 2M1+/-                                                    5.92        05/25/2033         2,504,812
      5,016,312  CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS IO+/-(c)(i)        0.54        07/15/2027             3,135
      2,972,173  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A(c)       7.23        07/16/2028               929
      2,800,000  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2007-S1 CLASS
                 A1A+/-                                                                 5.43        02/25/2037         2,800,000
      1,163,539  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-            5.56        05/15/2028         1,163,604
        491,889  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-            5.61        02/15/2034           493,037
      1,306,973  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-           5.62        12/15/2033         1,309,999
     36,515,534  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++(c)(i)                0.83        09/29/2031           839,857
      1,094,145  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-               6.07        09/25/2033         1,098,618
      3,100,000  FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                5.34        12/15/2009         3,099,988
      3,515,000  GRACECHURCH CARD PLC SERIES 7 CLASS A+/-                               5.34        11/16/2009         3,516,098
        141,914  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A2                              4.32        05/15/2008           141,881
      2,211,257  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                      5.44        08/25/2035         2,210,301
      2,545,989  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                      6.02        02/25/2034         2,554,283
        282,340  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                 CLASS AII+/-                                                           5.79        03/25/2032           282,424
        443,645  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
                 CLASS MII1+/-                                                          5.95        10/25/2033           443,819
      4,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
                 M1+/-                                                                  6.07        10/25/2033         4,005,832
      4,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                 M1+/-                                                                  6.75        04/25/2033         4,003,524
        356,170  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                    5.80        12/25/2034           357,160
      4,128,000  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2007-1 CLASS A2             5.29        05/20/2009         4,134,184
      4,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++          5.63        01/23/2011         3,999,880
      2,800,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++          5.59        06/23/2012         2,800,000

TOTAL ASSET BACKED SECURITIES (COST $54,402,785)                                                                      50,603,588
                                                                                                                 ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.16%
        364,828  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1              7.10        08/13/2029           366,215
     37,000,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2001-PB1
                 CLASS XP+/-++(c)                                                       1.53        05/11/2035         1,818,946
        430,050  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-         7.44        10/20/2032           432,375
      2,318,445  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-         5.24        12/25/2035         2,300,817
        486,994  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                 CLASS AA+/-                                                            5.65        12/25/2034           488,663
      2,247,920  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-       5.38        11/25/2036         2,247,258
        368,376  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                 6.00        02/25/2017           369,892

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     1,108,121  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
                 2001-HYB1 CLASS 2A1+/-                                                 6.85%       06/19/2031   $     1,105,453
        389,696  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
                 2004-20 CLASS 3A1+/-                                                   7.45        09/25/2034           397,708
      1,173,448  COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-                  5.58        03/20/2036         1,171,121
     43,014,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CK6 CLASS ACP+/-(c)                                               0.93        08/15/2036           672,446
        634,842  DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                      8.45        09/20/2019           634,121
        215,977  FHLMC SERIES 2198 CLASS SC+/-                                          9.00        06/15/2028           226,607
      1,232,398  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6          9.50        02/25/2042         1,335,187
         65,086  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                 2A1+/-                                                                 5.55        07/25/2043            68,415
      2,464,255  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                 2A1+/-                                                                 6.06        10/25/2043         2,501,355
        253,593  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                             9.50        11/25/2031           269,369
      1,843,324  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                            9.50        05/25/2042         1,967,732
        562,116  FNMA SERIES 1989-29 CLASS Z                                           10.00        06/25/2019           606,973
        410,233  FNMA SERIES 1989-63 CLASS Z                                            9.40        10/25/2019           436,196
      1,767,067  FNMA SERIES 2003-W19 CLASS 1A4                                         4.78        11/25/2033         1,752,073
        813,791  FNMA SERIES G95-2 CLASS IO+/-(c)(i)                                   10.00        05/25/2020           218,019
        169,408  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                            8.05        06/25/2033           171,102
      3,581,529  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                             6.10        08/25/2042         3,686,800
        347,496  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                            9.39        10/25/2042           372,270
        661,816  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                               4.75        12/25/2042           658,663
    100,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1
                 CLASS X2+/-++(c)                                                       0.95        05/15/2033         1,082,020
     75,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                 CLASS X2+/-++(c)                                                       1.08        08/11/2033         1,244,775
     67,720,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2001-C2 CLASS X2+/-++(c)                                               0.71        04/15/2034           725,193
        290,661  GOLDEN NATIONAL MORTGAGE ASSET BACKED CERTIFICATES SERIES
                 1998-GN1 CLASS M2(i)                                                   8.02        02/25/2027           289,588
      6,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2002-C1 CLASS XPB+/-++(c)                                              1.76        01/11/2035            84,388
        949,214  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2004-GG1 CLASS A2                                                      3.84        06/10/2036           943,596
        978,247  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                      8.00        09/19/2027         1,034,937
      3,219,895  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                 5.72        06/25/2034         3,238,112
      2,347,765  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                 5.99        06/25/2034         2,431,279
      1,637,144  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++              5.67        01/25/2036         1,637,140
      2,789,173  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++              5.72        04/25/2036         2,807,087
        675,964  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                     6.99        04/25/2032           676,545
      9,137,825  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS
                 AX1+/-(c)                                                              0.80        01/25/2035            65,678
     63,994,256  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS
                 AX1+/-(c)                                                              0.80        11/25/2034           389,965
    125,000,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2001-CIB2 CLASS X2+/-++(c)                                      1.00        04/15/2035         1,607,263
      2,785,399  JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                    4.91        04/25/2035         2,759,750
      2,619,272  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                   5.11        06/25/2035         2,610,740
      2,358,966  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                    5.37        08/25/2035         2,344,409
      2,377,266  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                 1A1+/-++                                                               4.95        09/28/2044         2,345,934
         47,365  MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                      6.14        10/25/2032            47,193
     62,985,451  MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X+/-++(c)               0.74        11/15/2031           969,554
        285,543  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS A1+/-        5.44        05/25/2035           285,578
      3,884,288  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AR1 CLASS 1A1+/-       5.12        02/25/2035         3,872,210
      6,170,122  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                     6.72        09/10/2035         6,273,642
        868,056  RURAL HOUSING TRUST 1987-1 SERIES 3 CLASS C                            7.33        04/01/2026           866,457
        137,041  SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3 CLASS
                 A^(f)                                                                  7.44        10/23/2017           124,686
      3,354,404  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                 A+/-++                                                                 8.53        07/15/2027         3,360,783
         17,711  STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B
                 CLASS BO^(i)(f)                                                        0.00        06/25/2023            17,376
        166,157  USGI FHA PROJECT LOAN                                                  7.44        11/24/2019           166,157
        718,261  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-            4.82        10/25/2032           715,522
        920,129  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-            4.38        12/25/2032           912,133
      2,211,868  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-             3.07        08/25/2033         2,171,369
        403,223  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                 7.04        08/25/2032           401,751
        403,223  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                 7.04        08/25/2032           401,751

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$       132,622  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-(i)           7.03%       12/28/2037   $       132,223

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $74,695,148)                                                          75,312,560
                                                                                                                 ---------------

CORPORATE BONDS & NOTES - 41.04%

AMUSEMENT & RECREATION SERVICES - 0.30%
      1,300,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                    6.55        12/01/2010         1,300,000
                                                                                                                 ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.68%
      3,000,000  CENTEX CORPORATION                                                     4.88        08/15/2008         2,978,412
                                                                                                                 ---------------

BUSINESS SERVICES - 0.78%
        744,000  BEAVER VALLEY II FUNDING CORPORATION                                   8.63        06/01/2007           748,271
      2,700,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF                 4.50        09/01/2008         2,675,130

                                                                                                                       3,423,401
                                                                                                                 ---------------

COMMUNICATIONS - 4.40%
      3,000,000  AMFM INCORPORATED                                                      8.00        11/01/2008         3,112,761
      2,350,000  AT&T INCORPORATED<<                                                    4.13        09/15/2009         2,297,137
      1,750,000  QWEST CORPORATION+/-                                                   8.61        06/15/2013         1,909,688
      3,500,000  SPRINT CAPITAL CORPORATION                                             6.13        11/15/2008         3,550,747
        500,000  TIME WARNER COMPANY INCORPORATED                                       7.48        01/15/2008           507,917
      5,100,000  TIME WARNER ENTERTAINMENT COMPANY LP                                   7.25        09/01/2008         5,220,105
      1,935,000  VERIZON GLOBAL FUNDING CORPORATION                                     4.00        01/15/2008         1,916,327
        800,000  VERIZON GLOBAL FUNDING CORPORATION SERIES MTN                          7.60        03/15/2007           800,468

                                                                                                                      19,315,150
                                                                                                                 ---------------

DEPOSITORY INSTITUTIONS - 6.03%
      6,000,000  BANK OF NEW YORK COMPANY INCORPORATED+/-                               4.25        09/04/2012         5,975,718
      5,000,000  HUNTINGTON CAPITAL TRUST I+/-                                          6.06        02/01/2027         4,897,685
      2,000,000  INDEPENDENCE COMMUNITY BANK CORPORATION+/-                             3.50        06/20/2013         1,955,656
      4,750,000  M&T BANK CORPORATION+/-++                                              3.85        04/01/2013         4,687,979
      5,000,000  STAR BANC CAPITAL TRUST I+/-                                           6.13        06/15/2027         4,945,420
      2,000,000  WACHOVIA CORPORATION+/-                                                5.48        03/15/2011         2,002,770
      2,000,000  WASHINGTON MUTUAL BANK SERIES BKNT+/-                                  5.78        05/20/2013         2,000,082

                                                                                                                      26,465,310
                                                                                                                 ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.76%
      4,500,000  ENTERGY GULF STATES INCORPORATED                                       5.12        08/01/2010         4,433,927
      2,000,000  FAR WEST WATER & SEWER INCORPORATED++                                  8.35        12/27/2007         1,999,000
      1,870,000  IPALCO ENTERPRISES INCORPORATED                                        8.38        11/14/2008         1,930,775
      4,000,000  NIAGARA MOHAWK POWER CORPORATION SERIES G                              7.75        10/01/2008         4,143,660
      3,920,000  WASTE MANAGEMENT INCORPORATED                                          6.50        11/15/2008         3,996,244

                                                                                                                      16,503,606
                                                                                                                 ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.46%
      2,000,000  AMETEK INCORPORATED                                                    7.20        07/15/2008         2,038,286
                                                                                                                 ---------------

FOOD & KINDRED PRODUCTS - 2.20%
      4,700,000  GENERAL MILLS INCORPORATED                                             3.88        11/30/2007         4,651,317
      3,250,000  H.J. HEINZ COMPANY++                                                   6.43        12/01/2008         3,307,753
      1,700,000  KRAFT FOODS INCORPORATED                                               5.25        06/01/2007         1,698,902

                                                                                                                       9,657,972
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
FOOD STORES - 0.58%
$     2,500,000  YUM! BRANDS INCORPORATED                                               7.65%       05/15/2008   $     2,565,850
                                                                                                                 ---------------

GENERAL MERCHANDISE STORES - 2.13%
      2,000,000  MAY DEPARTMENT STORES COMPANY                                          5.95        11/01/2008         2,019,302
      7,500,000  WAL-MART STORES INCORPORATED                                           3.38        10/01/2008         7,317,300

                                                                                                                       9,336,602
                                                                                                                 ---------------

HOLDING & OTHER INVESTMENT OFFICES - 3.00%
        883,946  CORE INVESTMENT GRADE TRUST                                            4.64        11/30/2007           879,421
      2,510,000  GREENPOINT FINANCIAL CORPORATION                                       3.20        06/06/2008         2,439,883
      5,000,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                      5.13        06/28/2007         4,995,110
      5,000,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                      2.80        06/26/2008         4,840,815

                                                                                                                      13,155,229
                                                                                                                 ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.46%
      2,000,000  MIRAGE RESORTS INCORPORATED<<                                          6.75        02/01/2008         2,012,500
                                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.73%
      3,200,000  JOHN DEERE CAPITAL CORPORATION                                         3.88        03/07/2007         3,199,715
                                                                                                                 ---------------

INSURANCE CARRIERS - 0.46%
      2,000,000  UNUMPROVIDENT CORPORATION                                              6.00        05/15/2008         2,009,358
                                                                                                                 ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
      OPTICAL GOODS - 0.53%
      2,300,000  BAUSCH & LOMB INCORPORATED                                             6.95        11/15/2007         2,313,759
                                                                                                                 ---------------

MOTION PICTURES - 0.11%
        460,000  NEWS AMERICA INCORPORATED                                              6.63        01/09/2008           464,309
                                                                                                                 ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.40%
      4,700,000  COUNTRYWIDE HOME LOAN                                                  5.63        07/15/2009         4,751,066
      7,250,000  GENERAL ELECTRIC CAPITAL CORPORATION                                   3.50        05/01/2008         7,118,340
      2,250,000  GMAC LLC<<                                                             7.75        01/19/2010         2,324,291
      2,500,000  HSBC FINANCE CORPORATION                                               5.84        02/15/2008         2,514,660
      3,000,000  NISSAN MOTOR ACCEPTANCE++                                              5.63        03/14/2011         3,021,879
      2,000,000  RESIDENTIAL CAPITAL CORPORATION                                        6.38        06/30/2010         2,017,484
      2,000,000  WASHINGTON MUTUAL BANK                                                 4.50        08/25/2008         1,979,526

                                                                                                                      23,727,246
                                                                                                                 ---------------

OIL & GAS EXTRACTION - 0.57%
      2,500,000  MARATHON OIL CORPORATION                                               5.38        06/01/2007         2,499,290
                                                                                                                 ---------------

PAPER & ALLIED PRODUCTS - 0.46%
      2,000,000  INTERNATIONAL PAPER COMPANY                                            6.50        11/15/2007         2,008,510
                                                                                                                 ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.40%
      1,800,000  PLAINS ALL AMERICAN PIPELINE LP                                        4.75        08/15/2009         1,775,408
                                                                                                                 ---------------

RAILROAD TRANSPORTATION - 0.79%
        460,000  CSX CORPORATION                                                        6.25        10/15/2008           467,419
      2,980,000  UNION PACIFIC CORPORATION                                              5.75        10/15/2007         2,986,440

                                                                                                                       3,453,859
                                                                                                                 ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.11%
      2,500,000  EQUITY ONE INCORPORATED                                                3.88        04/15/2009         2,419,833
      3,000,000  HRPT PROPERTIES TRUST+/-                                               5.96        03/16/2011         3,001,872

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$     2,000,000  ISTAR FINANCIAL INCORPORATED+/-                                        5.91%       03/16/2009   $     2,015,042
      1,924,000  ROUSE COMPANY                                                          3.63        03/15/2009         1,850,305

                                                                                                                       9,287,052
                                                                                                                 ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.70%
      3,000,000  LEHMAN BROTHERS HOLDING INCORPORATED                                   5.75        04/25/2011         3,072,342
                                                                                                                 ---------------

TRANSPORTATION EQUIPMENT - 3.46%
      5,800,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                 4.75        01/15/2008         5,768,848
      2,875,000  JOHNSON CONTROLS INCORPORATED                                          5.25        01/15/2011         2,882,009
      3,125,000  RAYTHEON COMPANY                                                       6.75        08/15/2007         3,142,013
        400,000  TEXAS EASTERN TRANSMISSION LP                                          5.25        07/15/2007           399,233
      3,000,000  TRW INCORPORATED SERIES MTNC                                           6.73        07/11/2007         3,012,615

                                                                                                                      15,204,718
                                                                                                                 ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.54%
      2,340,000  SAFEWAY INCORPORATED                                                   7.00        09/15/2007         2,359,551
                                                                                                                 ---------------

TOTAL CORPORATE BONDS & NOTES (COST $181,050,273)                                                                    180,127,435
                                                                                                                 ---------------

FOREIGN CORPORATE BONDS - 7.92%
      2,000,000  AMERICA MOVIL SA DE CV+/-++                                            5.47        06/27/2008         1,997,500
      3,450,000  BRITISH SKY BROADCASTING GROUP PLC                                     8.20        07/15/2009         3,672,898
        250,000  CHEVRON CAPITAL COMPANY (CANADA)                                       3.50        09/17/2007           247,836
      2,500,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                              8.00        06/15/2010         2,714,435
      2,700,000  ENCANA CORPORATION                                                     4.60        08/15/2009         2,661,784
      1,500,000  KOREA DEVELOPMENT BANK                                                 4.63        09/16/2010         1,476,080
      2,500,000  PCCW HKT CAPITAL LIMITED++                                             8.00        11/15/2011         2,772,183
      1,000,000  PEMEX FINANCE LIMITED                                                  9.69        08/15/2009         1,053,530
      2,000,000  SEAGATE TECHNOLOGY HDD HOLDINGS                                        6.38        10/01/2011         2,010,000
      2,500,000  TELEFONOS DE MEXICO SA                                                 4.50        11/19/2008         2,465,458
      3,000,000  TELUS CORPORATION                                                      7.50        06/01/2007         3,013,857
      4,000,000  TRANSOCEAN INCORPORATED+/-                                             5.57        09/05/2008         4,003,828
      4,000,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                          6.50        12/15/2008         4,037,940
      2,625,000  YORKSHIRE POWER FINANCE SERIES B                                       6.50        02/25/2008         2,654,090

TOTAL FOREIGN CORPORATE BONDS@ (COST $34,905,055)                                                                     34,781,419
                                                                                                                 ---------------
MUNICIPAL BONDS & NOTES - 8.28%

ARIZONA - 1.36%
      5,000,000  PHOENIX AZ IDA AMERICA WEST ARENA (RECREATIONAL FACILITIES
                 REVENUE, AMBAC INSURED)                                                7.13        12/01/2021         5,224,300
        750,000  SANTA CRUZ COUNTY AZ IDA+/-SS.                                         4.75        08/01/2020           749,648

                                                                                                                       5,973,948
                                                                                                                 ---------------

CALIFORNIA - 2.66%
      1,000,000  ANAHEIM CA PUBLIC IMPROVEMENTS PROJECT SERIES B (LEASE
                 REVENUE, FIRST SECURITY BANK LOC)                                      7.38        09/01/2020         1,030,250
      2,000,000  BELL CA PUBLIC FINANCING AUTHORITY TAXABLE BOND ANTICIPATED
                 NOTES (PROPERTY TAX REVENUE)                                           7.40        11/01/2007         1,998,940
      3,015,000  CSUCI FINANCING AUTHORITY OF CALIFORNIA (COLLEGE & UNIVERSITY
                 REVENUE LOC)+/-SS.                                                     3.79        08/01/2044         2,993,382

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (continued)
$     6,690,000  LOS ANGELES COUNTY CA PENSION OBLIGATION CAPITAL APPRECIATION
                 TAXABLE SERIES D (PROPERTY TAX REVENUE, MBIA INSURED)^                 5.17%       06/30/2010   $     5,642,614

                                                                                                                      11,665,186
                                                                                                                 ---------------

FLORIDA - 1.27%
      5,000,000  SEMINOLE TRIBE FLORIDA RESORT GAMING FACILITIES PROJECT
                 (OTHER REVENUE)                                                       11.50        10/01/2013         5,577,800
                                                                                                                 ---------------

GEORGIA - 0.71%
      3,000,000  ATLANTA & FULTON COUNTY GA DOWNTOWN ARENA PROJECT (LEASE
                 REVENUE, FIRST SECURITY BANK LOC)                                      7.00        12/01/2028         3,093,150
                                                                                                                 ---------------

ILLINOIS - 0.38%
        560,000  COOK COUNTY IL SCHOOL DISTRICT #155 SERIES A (GO - SCHOOL
                 DISTRICTS, FIRST SECURITY BANK LOC)^                                   5.48        12/01/2008           509,208
      1,475,000  COOK COUNTY IL SCHOOL DISTRICT #155 SERIES C (GO - SCHOOL
                 DISTRICTS, FIRST SECURITY BANK LOC)^                                   5.26        12/01/2011         1,152,064

                                                                                                                       1,661,272
                                                                                                                 ---------------

IOWA - 0.19%
        830,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX
                 REVENUE LOC)                                                           6.79        06/01/2010           848,492
                                                                                                                 ---------------

KANSAS - 0.11%
        490,000  WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT SPECIAL
                 OBLIGATION REVENUE SALES TAX-1ST LIEN-AREA A (SALES TAX
                 REVENUE LOC, CITIBANK NA INSURED)                                      4.67        12/01/2009           487,290
                                                                                                                 ---------------

LOUISIANA - 0.57%
      2,509,321  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                 (OTHER REVENUE LOC)                                                    6.36        05/15/2025         2,508,191
                                                                                                                 ---------------

MASSACHUSETTS - 0.71%
      3,000,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
                 UNIVERSITY REVENUE, MBIA INSURED)                                      7.04        10/01/2028         3,098,190
                                                                                                                 ---------------

TEXAS - 0.27%
      1,330,000  HARRIS COUNTY TX CAPITAL APPRECIATION 3RD LIEN SERIES A2
                 (SPORTS FACILITIES REVENUE, MBIA INSURED)^SS.                          5.65        12/01/2008         1,205,884
                                                                                                                 ---------------

WISCONSIN - 0.05%
        240,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY REDEVELOPMENT REVENUE
                 TAXABLE SCIENCE EDUCATION PROJECT SERIES A-T                           6.00        08/01/2008           239,822
                                                                                                                 ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $36,573,255)                                                                      36,359,225
                                                                                                                 ---------------

US TREASURY SECURITIES - 0.05%

US TREASURY BILLS - 0.05%
        225,000  US TREASURY BILL^                                                      5.00        04/26/2007           223,227
                                                                                                                 ---------------

TOTAL US TREASURY SECURITIES (COST $223,250)                                                                             223,227
                                                                                                                 ---------------

COLLATERAL FOR SECURITIES LENDING - 8.94%
COLLATERAL INVESTED IN OTHER ASSETS - 8.94%
        123,572  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                               5.40        11/21/2007           123,684
          3,707  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.42        06/27/2007             3,709
          1,359  AMERICAN GENERAL FINANCE CORPORATION+/-                                5.47        01/18/2008             1,361
        358,359  AMERICAN GENERAL FINANCE CORPORATION+/-++                              5.37        03/14/2008           358,438

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        10,256  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                     5.32%       07/10/2007   $        10,257
         12,357  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                     5.46        09/27/2007            12,369
         12,159  AMSTEL FUNDING CORPORATION                                             5.31        03/15/2007            12,135
         92,901  AMSTEL FUNDING CORPORATION                                             5.31        04/16/2007            92,279
         43,028  AMSTEL FUNDING CORPORATION                                             5.31        04/20/2007            42,715
        154,403  ASIF GLOBAL FINANCING+/-++                                             5.40        05/03/2007           154,426
        308,930  ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.33        05/10/2007           308,930
         18,536  ATLAS CAPITAL FUNDING CORPORATION++                                    5.29        05/21/2007            18,317
        247,144  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                      5.30        04/25/2007           247,151
        308,930  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                     5.37        10/25/2007           308,933
        417,019  ATOMIUM FUNDING LLC++                                                  5.33        05/11/2007           412,711
        654,932  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.38        08/22/2007           654,932
        308,930  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.39        10/05/2007           308,930
         63,640  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.94        09/27/2007            63,885
        562,253  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                      5.44        10/03/2007           562,719
      4,510,379  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $4,511,051)                                            5.36        03/01/2007         4,510,379
        185,358  BETA FINANCE INCORPORATED SERIES MTN+/-++                              5.33        07/17/2007           185,404
      1,606,437  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,606,676)                                            5.36        03/01/2007         1,606,436
         55,150  BUCKINGHAM CDO LLC                                                     5.30        03/15/2007            55,038
        144,975  CAIRN HIGH GRADE FUNDING I LLC                                         5.29        03/01/2007           144,975
         25,950  CAIRN HIGH GRADE FUNDING I LLC                                         5.31        03/08/2007            25,924
         62,280  CAIRN HIGH GRADE FUNDING I LLC++                                       5.31        03/14/2007            62,162
         86,500  CAIRN HIGH GRADE FUNDING I LLC++                                       5.30        03/22/2007            86,236
        160,644  CAIRN HIGH GRADE FUNDING I LLC++                                       5.32        04/23/2007           159,405
        123,572  CAIRN HIGH GRADE FUNDING I LLC                                         5.32        05/08/2007           122,349
        222,430  CAIRN HIGH GRADE FUNDING I LLC                                         5.32        05/10/2007           220,163
        183,010  CAIRN HIGH GRADE FUNDING I LLC++                                       5.32        05/14/2007           181,039
          4,819  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                          5.43        08/20/2007             4,823
        308,930  CBA (DELAWARE) FINANCE INCORPORATED                                    5.31        05/31/2007           304,846
        101,144  CEDAR SPRINGS CAPITAL COMPANY++                                        5.28        03/02/2007           101,129
        225,259  CEDAR SPRINGS CAPITAL COMPANY++                                        5.29        03/05/2007           225,129
          5,931  CEDAR SPRINGS CAPITAL COMPANY++                                        5.30        03/07/2007             5,926
         30,844  CEDAR SPRINGS CAPITAL COMPANY++                                        5.31        03/12/2007            30,794
        308,930  CEDAR SPRINGS CAPITAL COMPANY++                                        5.30        03/16/2007           308,254
         94,310  CEDAR SPRINGS CAPITAL COMPANY                                          5.29        03/29/2007            93,925
        540,245  CEDAR SPRINGS CAPITAL COMPANY++                                        5.30        04/10/2007           537,100
        375,647  CEDAR SPRINGS CAPITAL COMPANY                                          5.31        04/16/2007           373,130
         36,441  CEDAR SPRINGS CAPITAL COMPANY                                          5.32        04/18/2007            36,187
        370,247  CEDAR SPRINGS CAPITAL COMPANY++                                        5.31        05/08/2007           366,581
         18,128  CHEYNE FINANCE LLC++                                                   5.30        03/01/2007            18,128
          8,032  CHEYNE FINANCE LLC                                                     5.29        03/22/2007             8,008
        129,751  CHEYNE FINANCE LLC++                                                   5.33        04/13/2007           128,938
         12,357  CHEYNE FINANCE LLC++                                                   5.31        04/17/2007            12,273
        160,644  CHEYNE FINANCE LLC                                                     5.33        05/11/2007           158,984
        123,572  CHEYNE FINANCE LLC                                                     5.32        05/14/2007           122,241
         55,607  CHEYNE FINANCE LLC                                                     5.32        06/07/2007            54,816
        988,576  CHEYNE FINANCE LLC                                                     5.32        06/18/2007           972,917
        247,144  CHEYNE FINANCE LLC                                                     5.32        07/17/2007           242,199
        247,144  CHEYNE FINANCE LLC                                                     5.32        07/18/2007           242,164
        308,930  CHEYNE FINANCE LLC+/-++                                                5.32        02/25/2008           308,813
         13,259  CIT GROUP INCORPORATED+/-                                              5.58        05/18/2007            13,267
        123,572  CIT GROUP INCORPORATED+/-                                              5.43        12/19/2007           123,699
        667,320  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $667,419)                                              5.36        03/01/2007           667,320
        704,361  COBBLER FUNDING LIMITED                                                5.29        03/15/2007           702,924
         49,429  COMERICA BANK+/-                                                       5.34        07/20/2007            49,439
      1,052,216  CORPORATE ASSET SECURITIZATION AUSTRALIA++                             5.31        03/13/2007         1,050,375
         61,786  CREDIT SUISSE FIRST BOSTON (NEW YORK) SERIES YCD+/-                    5.36        03/27/2007            61,771
         55,607  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-            5.46        04/05/2007            55,613

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        28,298  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-            5.73%       10/29/2007   $        28,381
      1,360,646  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,360,849)                                            5.36        03/01/2007         1,360,646
          3,089  CROWN POINT CAPITAL COMPANY                                            5.32        04/17/2007             3,068
      1,496,902  DEER VALLEY FUNDING LLC                                                5.29        03/07/2007         1,495,600
        308,930  DEER VALLEY FUNDING LLC                                                5.30        03/19/2007           308,121
         28,113  DEUTSCHE BANK AG (NEW YORK) SERIES YCD+/-                              5.34        03/15/2007            28,093
        247,144  FCAR OWNER TRUST SERIES II                                             5.33        06/11/2007           243,481
        123,572  FCAR OWNER TRUST SERIES II                                             5.34        06/21/2007           121,562
         10,454  FCAR OWNER TRUST SERIES II                                             5.32        06/22/2007            10,283
         80,322  FCAR OWNER TRUST SERIES II                                             5.33        07/20/2007            78,680
         12,357  FIVE FINANCE INCORPORATED+/-++                                         5.33        09/13/2007            12,361
        222,430  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.31        06/18/2007           218,906
         30,905  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                         5.32        06/25/2007            30,385
         12,357  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                       5.34        07/12/2007            12,119
          5,338  FOX TROT CDO LIMITED++                                                 5.29        04/11/2007             5,306
        197,715  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.40        06/18/2007           197,715
        249,554  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                    5.42        06/22/2007           249,671
        420,639  GENWORTH FINANCIAL INCORPORATED+/-                                     5.51        06/15/2007           420,875
        670,069  GEORGE STREET FINANCE LLC                                              5.32        03/28/2007           667,429
        308,930  GERMAN RESIDENTIAL FUNDING+/-++                                        5.34        08/22/2007           308,930
        308,930  GERMAN RESIDENTIAL FUNDING+/-++                                        5.35        08/22/2007           308,930
        617,860  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                        5.46        03/30/2007           617,897
          9,268  GRAMPIAN FUNDING LIMITED                                               5.31        05/22/2007             9,157
         20,884  HUDSON-THAMES LLC++                                                    5.33        03/05/2007            20,872
         51,085  HUDSON-THAMES LLC++                                                    5.30        04/02/2007            50,847
        430,797  HUDSON-THAMES LLC                                                      5.31        04/16/2007           427,911
         97,016  HUDSON-THAMES LLC                                                      5.31        04/20/2007            96,310
        380,775  HUDSON-THAMES LLC                                                      5.32        07/16/2007           373,213
          8,650  IBM CORPORATION SERIES MTN+/-                                          5.36        06/28/2007             8,653
        432,502  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                          5.39        09/17/2007           432,502
          3,089  IRISH LIFE & PERMANENT PLC++                                           5.31        04/04/2007             3,074
        790,861  KAUPTHING BANK SERIES MTN+/-++                                         5.40        03/20/2007           790,822
         52,320  KLIO FUNDING CORPORATION++                                             5.31        04/12/2007            52,001
         24,158  KLIO III FUNDING CORPORATION                                           5.31        03/20/2007            24,091
        505,953  KLIO III FUNDING CORPORATION                                           5.31        05/08/2007           500,944
         40,841  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.34        03/15/2007            40,757
        125,685  LA FAYETTE ASSET SECURITIZATION CORPORATION                            5.30        04/09/2007           124,971
        432,502  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                               5.46        05/31/2007           432,688
         69,324  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                   5.48        04/20/2007            69,341
         30,893  LIBERTY LIGHT US CAPITAL+/-++                                          5.36        11/21/2007            30,907
         49,429  LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                              5.48        04/16/2007            49,438
        308,930  LIQUID FUNDING LIMITED++                                               5.29        03/05/2007           308,751
        173,223  LIQUID FUNDING LIMITED++                                               5.30        03/30/2007           172,491
         18,536  LIQUID FUNDING LIMITED++                                               5.34        07/16/2007            18,168
        617,860  LIQUID FUNDING LIMITED+/-++                                            5.29        08/15/2007           602,927
          9,268  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                    5.60        01/02/2008             9,287
          6,179  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                    5.54        04/20/2007             6,180
          2,101  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                    5.39        08/24/2007             2,101
         37,072  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                    5.47        08/27/2007            37,110
          7,414  METLIFE GLOBAL FUNDING I+/-++                                          5.43        03/16/2007             7,415
        308,930  METLIFE GLOBAL FUNDING I+/-++                                          5.31        02/22/2008           308,930
         26,568  MORGAN STANLEY+/-                                                      5.48        11/09/2007            26,600
        189,992  MORGAN STANLEY+/-                                                      5.38        03/14/2008           190,079
        585,751  MORGAN STANLEY REPURCHASE AGREEMENT
                 (MATURITY VALUE $585,838)                                              5.36        03/01/2007           585,751
        308,930  NATEXIS BANQUES POPULAIRES+/-++                                        5.35        11/09/2007           308,915
        487,492  NATIONWIDE BUILDING SOCIETY+/-++                                       5.48        07/20/2007           487,799
         30,893  NATIONWIDE BUILDING SOCIETY+/-                                         5.48        07/20/2007            30,915
         26,926  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                5.27        03/27/2007            26,824
         36,330  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                5.30        04/09/2007            36,124
        195,429  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                              5.34        07/30/2007           191,159
         11,900  NORTH SEA FUNDING LLC++                                                5.32        04/16/2007            11,820

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       580,233  RACERS TRUST SERIES 2004-6-MM+/-++                                     5.34%       08/22/2007   $       580,325
         40,408  ROYAL BANK OF SCOTLAND PLC+/-++                                        5.36        03/30/2007            40,410
         17,597  SCALDIS CAPITAL LIMITED                                                5.31        03/19/2007            17,551
          7,414  SCALDIS CAPITAL LIMITED++                                              5.31        04/16/2007             7,365
        296,573  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                             5.32        04/11/2007           296,579
        222,430  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                             5.33        10/26/2007           222,423
        247,144  SLM CORPORATION+/-++                                                   5.32        03/12/2008           247,189
         75,626  SLM CORPORATION SERIES MTN1+/-                                         5.57        07/25/2007            75,702
         19,772  SOCIETE GENERALE NORTH AMERICA                                         5.33        06/11/2007            19,479
         21,810  SOCIETE GENERALE NORTH AMERICA                                         5.34        06/20/2007            21,459
        148,286  STANFIELD VICTORIA FUNDING++                                           5.32        04/25/2007           147,099
         92,061  STANFIELD VICTORIA FUNDING                                             5.33        06/21/2007            90,563
      1,018,234  STANFIELD VICTORIA FUNDING++                                           5.33        06/26/2007         1,000,924
        123,572  STANFIELD VICTORIA FUNDING                                             5.34        07/30/2007           120,872
         43,250  TASMAN FUNDING INCORPORATED++                                          5.32        05/16/2007            42,772
      1,235,720  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              5.51        12/31/2007         1,235,720
        237,493  TRAVELERS INSURANCE COMPANY+/-                                         5.39        02/08/2008           237,488
          3,163  TULIP FUNDING CORPORATION                                              5.31        04/25/2007             3,138
        308,930  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.33        03/09/2007           308,976
         66,729  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.37        12/03/2007            66,749
         21,007  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                      5.36        12/13/2007            21,021
         24,714  VERSAILLES CDS LLC++                                                   5.30        03/15/2007            24,664
         18,536  VERSAILLES CDS LLC++                                                   5.31        04/16/2007            18,412
         18,536  VETRA FINANCE CORPORATION++                                            5.31        03/02/2007            18,533
        208,095  VETRA FINANCE CORPORATION++                                            5.32        03/13/2007           207,731
        210,072  VETRA FINANCE CORPORATION++                                            5.30        04/23/2007           208,453
          1,854  WACHOVIA CORPORATION+/-                                                5.41        07/20/2007             1,855
        308,930  WAL-MART STORES INCORPORATED SERIES MTN+/-                             5.26        03/28/2007           308,924
         60,550  WESTPAC BANKING CORPORATION++                                          5.30        03/29/2007            60,303
         27,445  WHISTLEJACKET CAPITAL LIMITED                                          5.31        03/20/2007            27,369
        277,036  WHISTLEJACKET CAPITAL LIMITED++                                        5.30        03/30/2007           275,864
        251,457  WHITE PINE FINANCE LLC                                                 5.30        03/12/2007           251,054
        272,588  WHITE PINE FINANCE LLC++                                               5.31        03/30/2007           271,435
        203,894  WHITE PINE FINANCE LLC+/-++                                            5.32        04/20/2007           203,900
         98,858  WHITE PINE FINANCE LLC+/-++                                            5.35        06/21/2007            98,878
        352,576  WORLD OMNI VEHICLE LEASING                                             5.33        03/21/2007           351,546
          6,179  WORLD SAVINGS BANK FSB+/-                                              5.43        06/01/2007             6,181
          1,236  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                  5.36        10/19/2007             1,236
         15,447  YORKTOWN CAPITAL LLC                                                   5.31        03/12/2007            15,418

                                                                                                                      39,230,948
                                                                                                                 ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $39,230,948)                                                            39,230,948
                                                                                                                 ---------------

SHARES

SHORT-TERM INVESTMENTS - 3.25%
     14,258,005  WELLS FARGO MONEY MARKET TRUST~+++                                                                   14,258,005
                                                                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $14,258,005)                                                                       14,258,005
                                                                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $480,041,615)*                                                108.19%                                      $   474,906,532

OTHER ASSETS AND LIABILITIES, NET                                    (8.19)                                          (35,969,996)
                                                                 ---------                                       ---------------

TOTAL NET ASSETS                                                    100.00%                                      $   438,936,536
                                                                 ---------                                       ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(i)   ILLIQUID SECURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(f)   PRINCIPAL ONLY SECURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,258,005.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.32%
$       341,570  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1994-5
                 CLASS B2+/-                                                         5.99%       04/25/2024   $       340,660

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $329,307)                                                             340,660
                                                                                                              ---------------

CORPORATE BONDS & NOTES - 62.64%

AMUSEMENT & RECREATION SERVICES - 1.48%
      1,500,000  CAESARS ENTERTAINMENT                                               8.88        09/15/2008         1,569,375
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 2.01%
      2,000,000  GAP INCORPORATED                                                    9.80        12/15/2008         2,137,186
                                                                                                              ---------------

BUSINESS SERVICES - 2.30%
      1,500,000  SUNGARD DATA SYSTEMS INCORPORATED<<                                 3.75        01/15/2009         1,432,500
      1,000,000  UNITED RENTALS NORTH AMERICA INCORPORATED                           6.50        02/15/2012         1,005,000

                                                                                                                    2,437,500
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 1.44%
      1,515,000  FMC CORPORATION SERIES MTNA                                         7.00        05/15/2008         1,534,918
                                                                                                              ---------------

COMMUNICATIONS - 7.27%
      1,615,000  CSC HOLDINGS INCORPORATED                                           7.25        07/15/2008         1,635,188
      1,500,000  ECHOSTAR DBS CORPORATION                                            5.75        10/01/2008         1,500,000
      1,165,000  PANAMSAT CORPORATION                                                6.38        01/15/2008         1,163,544
      1,900,000  QWEST CORPORATION+/-                                                8.61        06/15/2013         2,073,375
      1,300,000  RURAL CELLULAR CORPORATION                                          8.25        03/15/2012         1,348,750

                                                                                                                    7,720,857
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 6.41%
      1,750,000  CMS ENERGY CORPORATION<<                                            7.50        01/15/2009         1,789,375
      1,300,000  IPALCO ENTERPRISES INCORPORATED                                     8.38        11/14/2008         1,342,250
      1,990,000  SIERRA PACIFIC POWER COMPANY SERIES A                               8.00        06/01/2008         2,045,217
      1,615,000  TXU ENERGY COMPANY LLC                                              6.13        03/15/2008         1,625,175

                                                                                                                    6,802,017
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.38%
      1,440,000  CONSTELLATION BRANDS INCORPORATED SERIES B                          8.00        02/15/2008         1,468,800
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 1.65%
      1,750,000  JC PENNEY CORPORATION INCORPORATED                                  7.60        04/01/2007         1,752,378
                                                                                                              ---------------

HEALTH SERVICES - 3.50%
      2,000,000  ALLIANCE IMAGING INCORPORATED                                      10.38        04/15/2011         2,087,746
      1,600,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                             7.88        02/01/2008         1,624,000

                                                                                                                    3,711,746
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.26%
      1,500,000  BOYD GAMING CORPORATION                                             8.75        04/15/2012         1,563,750
      1,390,000  HANOVER EQUIPMENT TRUST SERIES B                                    8.75        09/01/2011         1,445,600
      1,500,000  MGM MIRAGE INCORPORATED                                             9.75        06/01/2007         1,513,125

                                                                                                                    4,522,475
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.99%
      1,500,000  CASE NEW HOLLAND INCORPORATED                                       9.25        08/01/2011         1,582,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
$     1,500,000  MANITOWOC COMPANY INCORPORATED                                     10.50%       08/01/2012   $     1,597,500

                                                                                                                    3,180,000
                                                                                                              ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.97%
      1,000,000  CORRECTIONS CORPORATION OF AMERICA                                  7.50        05/01/2011         1,030,000
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS - 2.18%
      2,300,000  BAUSCH & LOMB INCORPORATED                                          6.95        11/15/2007         2,313,759
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.83%
      1,850,000  OWENS-BROCKWAY GLASS CONTAINERS                                     8.75        11/15/2012         1,942,500
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 1.30%
      1,300,000  JAFRA COSMETICS INTERNATIONAL INCORPORATED                         10.75        05/15/2011         1,378,000
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 6.30%
      1,500,000  FORD MOTOR CREDIT COMPANY                                           4.95        01/15/2008         1,484,250
      1,200,000  GMAC LLC +/-                                                        6.17        03/20/2007         1,200,089
      1,000,000  GMAC LLC                                                            7.75        01/19/2010         1,033,018
      1,000,000  GMAC LLC                                                            6.00        12/15/2011           978,391
      2,000,000  RESIDENTIAL CAPITAL CORPORATION+/-++                                7.19        04/17/2009         1,996,576

                                                                                                                    6,692,324
                                                                                                              ---------------

OIL & GAS EXTRACTION - 4.17%
      1,400,000  FOREST OIL CORPORATION                                              8.00        06/15/2008         1,428,000
      1,500,000  MAGNUM HUNTER RESOURCES INCORPORATED                                9.60        03/15/2012         1,573,125
      1,400,000  UNIVERSAL COMPRESSION INCORPORATED                                  7.25        05/15/2010         1,424,500

                                                                                                                    4,425,625
                                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 1.38%
      1,400,000  PLAYTEX PRODUCTS INCORPORATED                                       8.00        03/01/2011         1,463,000
                                                                                                              ---------------

PERSONAL SERVICES - 1.42%
      1,500,000  SERVICE CORPORATION INTERNATIONAL                                   6.50        03/15/2008         1,507,500
                                                                                                              ---------------

PIPELINES, EXCEPT NATURAL GAS - 1.95%
      2,105,000  PLAINS ALL AMERICAN PIPELINE LP                                     4.75        08/15/2009         2,076,241
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 1.00%
      1,000,000  GENERAL CABLE CORPORATION                                           9.50        11/15/2010         1,060,000
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.46%
      1,450,000  DEX MEDIA EAST LLC/DEX MEDIA EAST FINANCE COMPANY<<                 9.88        11/15/2009         1,518,875
        450,000  DEX MEDIA WEST LLC/DEX MEDIA WEST FINANCE COMPANY SERIES B          9.88        08/15/2013           489,938
        600,000  HOUGHTON MIFFLIN COMPANY                                            7.20        03/15/2011           606,000

                                                                                                                    2,614,813
                                                                                                              ---------------

REAL ESTATE - 0.75%
        780,000  HOST MARRIOTT LP SERIES M                                           7.00        08/15/2012           791,700
                                                                                                              ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.20%
      1,250,000  CRESCENT REAL ESTATE<<                                              9.25        04/15/2009         1,275,000
                                                                                                              ---------------

TEXTILE MILL PRODUCTS - 1.04%
      1,000,000  INTERFACE INCORPORATED                                             10.38        02/01/2010         1,107,500
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
TOTAL CORPORATE BONDS & NOTES (COST $66,591,785)                                                                   66,515,214
                                                                                                              ---------------

FOREIGN CORPORATE BONDS - 3.98%
$     2,050,000  BRITISH SKY BROADCASTING GROUP PLC                                  8.20%       07/15/2009         2,182,446
      2,000,000  ROGERS WIRELESS INCORPORATED+/-                                     8.49        12/15/2010         2,040,000

TOTAL FOREIGN CORPORATE BONDS@ (COST $4,248,047)                                                                    4,222,446
                                                                                                              ---------------

TERM LOANS - 26.47%
        608,409  ACCURIDE INTERNATIONAL INCORPORATED TERM LOAN+/-                    7.48        01/06/2012           609,778
      1,825,764  ALLIED WASTE NORTH AMERICA TERM LOAN+/-                             6.66        01/15/2012         1,842,653
        495,000  AMC ENTERTAINMENT TERM LOAN+/-                                      7.58        01/26/2013           498,807
      1,871,429  AVIS BUDGET CAR RENTAL LLC TERM LOAN B+/-                           6.61        04/19/2012         1,867,592
      1,600,000  CHARTER COMMUNICATIONS TERM LOAN B+/-                               7.99        04/27/2013         1,610,000
        498,750  CINEMARK (USA) INCORPORATED TERM LOAN+/-                            7.49        03/31/2011           502,880
        384,789  DAVITA INCORPORATED TERM LOAN B+/-                                  7.46        10/05/2012           386,570
      1,241,209  DEX MEDIA WEST LLC TERM LOAN B+/-                                   6.95        09/10/2010         1,241,593
      1,984,887  DIRECTV TERM LOAN+/-                                                6.91        04/08/2013         1,993,025
      1,980,000  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B+/-                 7.46        12/20/2012         1,997,780
      1,600,000  GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+/-                       8.25        04/08/2010         1,619,008
        980,000  GRAHAM PACKAGING COMPANY LP TERM LOAN+/-                            7.73        09/15/2011           987,967
        224,032  JOHNSONDIVERSEY TERM LOAN+/-                                        7.97        12/16/2011           225,993
        964,989  LIFEPOINT INCORPORATED TERM LOAN B+/-                               7.04        04/15/2012           965,442
        863,735  MIDWEST GENERATION LLC TERM LOAN+/-                                 6.96        04/05/2011           870,213
      1,508,070  MUELLER GROUP TERM LOAN+/-                                          7.48        10/03/2012         1,517,873
      1,253,757  NALCO COMPANY TERM LOAN B+/-                                        7.21        11/01/2010         1,262,382
      1,540,186  NEIMAN MARCUS GROUP INCORPORATED TERM LOAN B+/-                     7.71        04/06/2013         1,557,390
      1,394,116  NEW PAGE CORPORATION TERM LOAN B+/-                                 8.48        04/07/2011         1,408,057
        977,500  NORTEK HOLDINGS INCORPORATED TERM LOAN+/-                           7.45        07/28/2011           981,781
        884,624  POLYPORE INTERNATIONAL INCORPORATED TERM LOAN+/-                    8.44        05/14/2010           884,624
      1,492,500  REYNOLDS AMERICAN INCORPORATED TERM LOAN+/-                         7.24        04/24/2012         1,502,992
        133,333  SERVICE CORPORATION INTERNATIONAL BRIDGE TERM LOAN+/-               7.32        04/02/2007           134,333
        658,851  VISANT CORPORATION TERM LOAN B+/-                                   7.47        09/30/2011           659,674
        969,662  WARNER MUSIC GROUP TERM LOAN+/-                                     7.47        03/18/2010           973,599

TOTAL TERM LOANS (COST $27,938,071)                                                                                28,102,006
                                                                                                              ---------------

SHARES
COLLATERAL FOR SECURITIES LENDING - 4.45%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.06%
         60,568  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                60,568
             17  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           17

                                                                                                                       60,585
                                                                                                              ---------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS - 4.39%
$        74,902  AMERICAN GENERAL FINANCE CORPORATION+/-                             5.47        08/16/2007            74,957
         14,631  AMERICAN GENERAL FINANCE CORPORATION+/-++                           5.37        03/14/2008            14,634
         40,641  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                   5.30        04/25/2007            40,642
         40,641  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                  5.37        10/25/2007            40,642
         40,641  BANCO SANTANDER TOTTA LOAN+/-++                                     5.32        03/14/2008            40,645
        121,924  BANK OF AMERICA NA SERIES BKNT+/-                                   5.36        06/19/2007           121,951
         82,191  BUCKINGHAM III CDO LLC                                              5.31        03/22/2007            81,940
          3,658  CAIRN HIGH GRADE FUNDING I LLC++                                    5.29        03/14/2007             3,651
         13,005  CAIRN HIGH GRADE FUNDING I LLC                                      5.29        03/15/2007            12,979
         39,016  CEDAR SPRINGS CAPITAL COMPANY++                                     5.33        03/09/2007            38,970
          9,811  CEDAR SPRINGS CAPITAL COMPANY++                                     5.33        03/23/2007             9,779

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         3,880  CEDAR SPRINGS CAPITAL COMPANY                                       5.33%       04/13/2007   $         3,856
         46,474  CEDAR SPRINGS CAPITAL COMPANY++                                     5.33        05/16/2007            45,960
         53,907  CEDAR SPRINGS CAPITAL COMPANY                                       5.33        05/21/2007            53,271
         33,381  CEDAR SPRINGS CAPITAL COMPANY++                                     5.33        05/29/2007            32,949
        147,317  CHARTA LLC                                                          5.28        03/20/2007           146,908
          5,690  CHARTA ++                                                           5.31        03/27/2007             5,668
         37,390  CHEYNE FINANCE LLC                                                  5.30        03/16/2007            37,308
          1,845  CHEYNE FINANCE LLC                                                  5.29        04/18/2007             1,832
        105,667  CHEYNE FINANCE LLC+/-++                                             5.32        02/25/2008           105,627
         40,641  CHEYNE FINANCE LLC SERIES MTN+/-++                                  5.33        07/16/2007            40,645
         17,370  CIT GROUP INCORPORATED+/-                                           5.59        09/20/2007            17,393
         17,923  CIT GROUP INCORPORATED+/-                                           5.60        11/23/2007            17,953
         16,257  CIT GROUP INCORPORATED+/-                                           5.43        12/19/2007            16,273
        552,721  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $552,803)                                           5.36        03/01/2007           552,721
          8,128  COMERICA BANK+/-                                                    5.32        02/08/2008             8,118
         33,245  CORPORATE ASSET SECURITIZATION AUSTRALIA++                          5.30        03/20/2007            33,152
        601,313  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $601,403)                                           5.36        03/01/2007           601,313
         40,641  CULLINAN FINANCE CORPORATION+/-++                                   5.32        02/12/2008            40,634
         81,283  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                       5.28        06/25/2007            81,284
        130,832  DEER VALLEY FUNDING LLC++                                           5.32        04/19/2007           129,900
         18,695  DEER VALLEY FUNDING LLC++                                           5.31        05/15/2007            18,491
         81,283  FIVE FINANCE INCORPORATED SERIES MTN+/-++                           5.37        06/13/2007            81,300
         20,313  GENWORTH FINANCIAL INCORPORATED+/-                                  5.51        06/15/2007            20,324
         94,179  GEORGE STREET FINANCE LLC++                                         5.29        03/15/2007            93,987
         23,328  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                     5.46        03/30/2007            23,329
         40,641  HARRIER FINANCE FUNDING LLC+/-++                                    5.31        01/11/2008            40,637
          3,251  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                         5.42        05/15/2007             3,252
         58,489  HUDSON-THAMES LLC                                                   5.27        03/21/2007            58,319
          2,208  HUDSON-THAMES LLC++                                                 5.29        04/04/2007             2,197
         12,189  HUDSON-THAMES LLC                                                   5.31        04/30/2007            12,083
         56,898  IBM CORPORATION SERIES MTN+/-                                       5.36        06/28/2007            56,914
        105,667  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                       5.39        09/17/2007           105,667
         40,641  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                          5.32        03/25/2008            40,643
          9,754  K2 (USA) LLC+/-++                                                   5.30        07/16/2007             9,755
         16,257  K2 (USA) LLC+/-++                                                   5.33        09/28/2007            16,257
         24,385  KAUPTHING BANK SERIES MTN+/-++                                      5.40        03/20/2007            24,384
          4,945  KESTREL FUNDING US LLC                                              5.31        05/21/2007             4,887
         24,091  LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.28        03/07/2007            24,070
         10,720  LEGACY CAPITAL CORPORATION                                          5.30        03/13/2007            10,701
         20,321  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            5.33        06/26/2007            20,323
         17,411  LIBERTY STREET FUNDING CORPORATION++                                5.34        03/01/2007            17,411
         40,641  LIQUID FUNDING LIMITED++                                            5.29        03/05/2007            40,618
         40,641  LIQUID FUNDING LIMITED SERIES MTN+/-++                              5.34        03/06/2007            40,641
         34,301  METLIFE GLOBAL FUNDING I+/-++                                       5.43        10/05/2007            34,323
         40,641  MORGAN STANLEY+/-                                                   5.34        07/12/2007            40,641
         59,678  MORGAN STANLEY+/-                                                   5.48        07/27/2007            59,713
         40,641  MORGAN STANLEY+/-                                                   5.38        08/07/2007            40,641
         85,507  MORGAN STANLEY REPURCHASE AGREEMENT
                 (MATURITY VALUE $85,520)                                            5.36        03/01/2007            85,507
          7,519  MORGAN STANLEY SERIES EXL+/-                                        5.38        03/14/2008             7,522
          6,503  NATIONAL CITY BANK+/-                                               5.44        09/04/2007             6,504
         46,599  NATIONWIDE BUILDING SOCIETY+/-++                                    5.48        07/20/2007            46,629
         80,067  NORTH SEA FUNDING LLC++                                             5.29        03/15/2007            79,903
         59,302  NORTH SEA FUNDING LLC                                               5.29        03/19/2007            59,147
         81,283  NORTHERN ROCK PLC+/-++SS.                                           5.34        04/04/2008            81,292
         23,480  PARAGON MORTGAGES PLC SERIES 12A+/-++                               5.30        05/15/2007            23,480
         32,513  PREMIUM ASSET TRUST+/-++                                            5.48        12/21/2007            32,559
         40,641  PREMIUM ASSET TRUST SERIES 06-B+/-++                                5.37        12/16/2007            40,641
         30,887  PYXIS MASTER TRUST SERIES 2007-3+/-++                               5.37        08/27/2007            30,887
          6,576  RACERS TRUST SERIES 2004-6-MM+/-++                                  5.34        08/22/2007             6,577
         20,436  REGENCY MARKETS #1 LLC++                                            5.31        05/15/2007            20,213

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        81,283  SAINT GERMAIN FUNDING++                                             5.28%       03/01/2007   $        81,283
         39,016  SAINT GERMAIN FUNDING++                                             5.28        03/02/2007            39,010
         32,513  SLM CORPORATION+/-++                                                5.32        03/12/2008            32,519
        145,153  SOCIETE GENERALE NORTH AMERICA                                      5.34        03/01/2007           145,153
          3,251  STANFIELD VICTORIA FUNDING LLC++                                    5.30        04/16/2007             3,230
         39,051  TANGO FINANCE CORPORATION++                                         5.34        03/01/2007            39,051
         15,610  TICONDEROGA FUNDING LLC                                             5.31        03/26/2007            15,553
         53,383  TIERRA ALTA FUNDING I LIMITED                                       5.29        03/14/2007            53,282
          9,398  TRAVELERS INSURANCE COMPANY+/-                                      5.39        02/08/2008             9,398
         40,641  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                  5.33        06/15/2007            40,645
         40,641  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  5.33        03/09/2007            40,647
          9,851  VERSAILLES CDS LLC                                                  5.29        03/22/2007             9,821
         76,406  WORLD OMNI VEHICLE LEASING++                                        5.31        03/26/2007            76,127
        139,110  WORLD OMNI VEHICLE LEASING++                                        5.31        03/28/2007           138,562
         27,961  ZELA FINANCE INCORPORATED++                                         5.31        03/12/2007            27,915

                                                                                                                    4,668,120
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,728,705)                                                           4,728,705
                                                                                                              ---------------

SHARES
SHORT-TERM INVESTMENTS - 5.70%
      6,051,256  WELLS FARGO MONEY MARKET TRUST~+++                                                                 6,051,256
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,051,256)                                                                      6,051,256
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $109,887,171)*                                     103.56%                                              $   109,960,287

OTHER ASSETS AND LIABILITIES, NET                         (3.56)                                                   (3,783,985)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   106,176,302
                                                         ------                                               ---------------

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,051,256.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 9.52%

FEDERAL HOME LOAN BANK - 2.94%
$     5,800,000  FHLB<<                                                             5.38%        03/14/2008   $     5,800,673
      9,000,000  FHLB<<                                                             5.50         08/15/2008         9,016,659
     10,000,000  FHLB<<                                                             5.30         01/12/2009        10,000,530

                                                                                                                   24,817,862
                                                                                                              ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.01%
      2,400,000  FHLMC<<                                                            2.85         04/06/2007         2,394,312
         60,261  FHLMC #1B0128+/-                                                   7.53         09/01/2031            60,828
        363,832  FHLMC #555243                                                      9.00         11/01/2016           387,889
        868,732  FHLMC #555427                                                      9.50         09/01/2020           968,992
        363,637  FHLMC #555490                                                      9.50         12/01/2016           385,751
      2,517,834  FHLMC #555519<<                                                    9.00         12/01/2016         2,697,929
        473,099  FHLMC #788792+/-                                                   7.06         01/01/2029           489,325
        958,522  FHLMC #789272+/-                                                   5.74         04/01/2032           975,069
        100,484  FHLMC #846990+/-                                                   7.06         10/01/2031           101,490
        770,673  FHLMC #884013                                                     10.50         05/01/2020           861,290
        616,986  FHLMC #A01734<<                                                    9.00         08/01/2018           660,451
        189,103  FHLMC #A01849                                                      9.50         05/01/2020           209,052
      1,467,554  FHLMC #C64637<<                                                    7.00         06/01/2031         1,520,115
      1,817,543  FHLMC #G01126                                                      9.50         12/01/2022         1,970,205
        681,735  FHLMC #G11150<<                                                    7.50         12/01/2011           692,145
        631,063  FHLMC #G11200<<                                                    8.00         01/01/2012           649,419
        784,705  FHLMC #G11229<<                                                    8.00         01/01/2013           802,880
        693,620  FHLMC #G11391                                                      7.50         06/01/2012           710,480
        392,200  FHLMC #G80118                                                     10.00         11/17/2021           440,351

                                                                                                                   16,977,973
                                                                                                              ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.44%
      6,000,000  FNMA<<                                                             5.38         04/03/2008         6,001,266
        615,755  FNMA #100001                                                       9.00         02/15/2020           670,338
        506,673  FNMA #100256                                                       9.00         10/15/2021           548,314
        420,909  FNMA #100259                                                       7.50         12/15/2009           426,005
        211,079  FNMA #190722                                                       9.50         03/01/2021           230,960
        700,050  FNMA #190909                                                       9.00         06/01/2024           767,729
        907,841  FNMA #252870<<                                                     7.00         11/01/2014           934,451
        509,788  FNMA #310010                                                       9.50         12/01/2020           570,001
             45  FNMA #323069                                                       9.00         11/01/2007                45
      2,017,326  FNMA #323534<<                                                     9.00         12/01/2016         2,190,236
      1,130,891  FNMA #340181                                                       7.00         12/01/2010         1,151,182
        489,062  FNMA #344890                                                      10.25         09/01/2021           550,042
        221,004  FNMA #379046                                                       9.50         03/01/2010           222,773
        442,400  FNMA #392647                                                       9.00         10/01/2013           451,258
         32,848  FNMA #426817                                                      10.00         12/01/2009            34,185
        397,563  FNMA #458004                                                      10.00         03/20/2018           434,230
        399,720  FNMA #523850                                                      10.50         10/01/2014           430,020
      1,136,478  FNMA #535807<<                                                    10.50         04/01/2022         1,280,191
      1,252,293  FNMA #545117+/-                                                    7.16         12/01/2040         1,269,100
      1,025,812  FNMA #545131<<                                                     8.00         03/01/2013         1,037,720
        239,472  FNMA #545157                                                       8.50         11/01/2012           244,229
      1,694,057  FNMA #545325<<                                                     8.50         07/01/2017         1,795,038
        564,789  FNMA #545460<<+/-                                                  7.24         11/01/2031           575,733
        207,243  FNMA #591199+/-                                                    7.49         08/01/2031           208,932
      3,291,436  FNMA #598559<<                                                     6.50         08/01/2031         3,409,527
        103,664  FNMA #604060+/-                                                    7.40         09/01/2031           104,890
        370,238  FNMA #604689+/-                                                    6.83         10/01/2031           371,982
        589,455  FNMA #635070+/-                                                    5.21         05/01/2032           598,151
        653,218  FNMA #646643<<+/-                                                  5.94         06/01/2032           666,034
        590,481  FNMA #660508                                                       7.00         05/01/2013           607,853

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     1,023,213  FNMA #724657+/-                                                    8.44%        07/01/2033   $     1,045,847
        281,116  FNMA #8243                                                        10.00         01/01/2010           296,532

                                                                                                                   29,124,794
                                                                                                              ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.13%
        165,037  GNMA #780253                                                       9.50         11/15/2017           178,367
        697,094  GNMA #780267<<                                                     9.00         11/15/2017           751,629
        596,099  GNMA #780664                                                      10.00         10/20/2017           666,532
      1,329,485  GNMA #781310<<                                                     8.00         01/15/2013         1,358,085
      1,471,588  GNMA #781311<<                                                     7.50         02/15/2013         1,498,965
      2,502,277  GNMA #781540<<                                                     7.00         05/15/2013         2,583,111
      2,375,992  GNMA #781614<<                                                     7.00         06/15/2033         2,494,673

                                                                                                                    9,531,362
                                                                                                              ---------------

TOTAL AGENCY SECURITIES (COST $79,007,586)                                                                         80,451,991
                                                                                                              ---------------

ASSET BACKED SECURITIES - 21.61%
      7,642,275  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                     6.00         10/25/2033         7,684,975
      7,500,000  AMERICAN EXPRESS ISSUANCE TRUST SERIES 2005-2 CLASS A+/-           5.39         08/15/2013         7,514,467
     10,000,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                 5.64         03/15/2012        10,056,337
      9,616,821  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-             5.97         03/25/2034         9,647,750
      7,400,000  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                 2003-5 CLASS 2M1+/-                                                5.92         05/25/2033         7,414,244
        410,811  COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A2            6.59         01/17/2032           410,702
      5,944,346  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS
                 A(c)                                                               7.23         07/16/2028             1,858
      6,000,000  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2007-S1 CLASS
                 A1A+/-                                                             5.43         02/25/2037         6,000,000
      2,650,967  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-        5.56         05/15/2028         2,651,116
        772,817  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-        5.61         02/15/2034           774,620
      2,941,763  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-       5.62         12/15/2033         2,948,575
      2,281,928  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-       5.55         02/15/2036         2,282,232
     42,236,300  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++(c)(i)            0.83         09/29/2031           971,435
     53,556,116  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2E++(c)(i)           0.83         09/29/2031         1,231,791
      1,213,506  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-           6.07         09/25/2033         1,218,467
      5,636,491  FLEET HOME EQUITY LOAN TRUST SERIES 2001-1 CLASS A+/-              5.53         05/20/2031         5,637,310
      6,200,000  FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-            5.34         12/15/2009         6,199,976
     10,000,000  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2006-HE4 CLASS A1+/-   5.39         12/25/2036        10,005,639
      6,840,000  GRACECHURCH CARD PLC SERIES 7 CLASS A+/-                           5.34         11/16/2009         6,842,138
        275,594  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A2                          4.32         05/15/2008           275,530
      4,131,216  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                  5.44         08/25/2035         4,129,431
     10,183,958  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                  6.02         02/25/2034        10,217,132
      8,200,000  HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                  5.97         03/25/2034         8,218,685
      9,073,169  MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-          6.00         10/25/2033         9,089,612
        882,220  OAKWOOD MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A5     7.35         04/15/2027           882,532
        582,304  PROVIDENT CBO I LIMITED SERIES 1A CLASS A1+/-++                    6.15         12/09/2010           582,304
        653,763  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                 CLASS AII+/-                                                       5.79         03/25/2032           653,955
      8,096,520  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
                 CLASS MII1+/-                                                      5.95         10/25/2033         8,099,693
      3,242,762  SOUTH STREET CBO LIMITED SERIES 2000-1 CLASS A2L+/-++              5.80         05/30/2012         3,243,729
     11,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
                 M1+/-                                                              6.07         10/25/2033        11,016,038
     15,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                 M1+/-                                                              6.75         04/25/2033        15,013,214
        722,568  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                5.80         12/25/2034           724,577
      8,031,000  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2007-1 CLASS A2         5.29         05/20/2009         8,043,030
      6,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++      5.63         01/23/2011         5,999,820
      7,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++      5.59         06/23/2012         7,000,000

TOTAL ASSET BACKED SECURITIES (COST $190,584,775)                                                                 182,682,914
                                                                                                              ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.78%
        289,541  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1          7.10         08/13/2029           290,641
      6,751,551  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2     5.50         10/25/2034         6,716,411

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    37,285,294  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2001-PB1 CLASS XP+/-++(c)                                          1.53%        05/11/2035   $     1,832,971
      4,663,938  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-     5.25         12/25/2035         4,628,477
        489,215  CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7 CLASS
                 A+/-                                                               7.14         03/25/2022           488,116
        452,019  COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z         8.00         09/20/2021           451,606
     26,844,738  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-J9 CLASS
                 1AIO+/-(c)                                                         1.40         03/25/2007             2,972
      4,645,700  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-   5.38         11/25/2036         4,644,334
      1,294,921  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1             6.00         02/25/2017         1,300,248
        889,008  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
                 2001-HYB1 CLASS 2A1+/-                                             6.85         06/19/2031           886,867
        902,795  COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES
                 2004-20 CLASS 3A1+/-                                               7.45         09/25/2034           921,358
      1,619,851  COUNTRYWIDE HOME LOANS SERIES 2001-HYB1 CLASS 1A1+/-               6.61         06/19/2031         1,616,858
      4,107,068  COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-              5.58         03/20/2036         4,098,925
     81,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CF2 CLASS ACP+/-++(c)                                         1.17         02/15/2034           998,009
    115,383,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CK1 CLASS ACP+/-++(c)                                         1.03         12/18/2035         1,160,326
    100,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CK6 CLASS ACP+/-(c)                                           0.93         08/15/2036         1,563,320
     90,200,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CKN5 CLASS ACP+/-++(c)                                        1.94         09/15/2034         2,792,538
        611,038  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-(i)    6.67         01/25/2022           608,510
         98,739  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-(i)   6.58         02/20/2021            98,463
      1,895,997  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6      9.50         02/25/2042         2,054,133
      1,511,983  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                         9.50         06/25/2030         1,600,010
      4,118,755  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                        9.50         12/25/2041         4,401,795
      3,499,702  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                        9.50         08/25/2041         3,736,083
      7,275,731  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                      6.19         07/25/2041         7,451,188
      4,322,196  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                         9.50         11/25/2031         4,591,079
        380,744  FNMA SERIES 1988-4 CLASS Z                                         9.25         03/25/2018           407,762
        535,007  FNMA SERIES 1988-5 CLASS Z                                         9.20         03/25/2018           558,730
        224,817  FNMA SERIES 1988-9 CLASS Z                                         9.45         04/25/2018           245,997
        831,272  FNMA SERIES 1989-30 CLASS Z                                        9.50         06/25/2019           894,427
        185,031  FNMA SERIES 1989-49 CLASS E                                        9.30         08/25/2019           196,968
        170,792  FNMA SERIES 1990-111 CLASS Z                                       8.75         09/25/2020           178,242
        391,156  FNMA SERIES 1990-119 CLASS J                                       9.00         10/25/2020           417,400
        206,432  FNMA SERIES 1990-124 CLASS Z                                       9.00         10/25/2020           224,922
        871,775  FNMA SERIES 1990-21 CLASS Z                                        9.00         03/25/2020           944,818
        479,717  FNMA SERIES 1990-27 CLASS Z                                        9.00         03/25/2020           521,863
        252,199  FNMA SERIES 1990-30 CLASS D                                        9.75         03/25/2020           277,414
      1,092,118  FNMA SERIES 1991-132 CLASS Z                                       8.00         10/25/2021         1,164,997
        402,652  FNMA SERIES 1992-71 CLASS X                                        8.25         05/25/2022           431,361
      3,534,135  FNMA SERIES 2003-W19 CLASS 1A4                                     4.78         11/25/2033         3,504,145
      2,346,955  FNMA SERIES G-22 CLASS ZT                                          8.00         12/25/2016         2,490,343
      2,973,799  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                         6.17         05/25/2042         3,052,988
        395,501  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                        8.04         06/25/2033           399,454
      9,401,513  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                         6.10         08/25/2042         9,677,850
    140,073,600  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1
                 CLASS X2+/-++(c)                                                   0.95         05/15/2033         1,515,624
    181,365,889  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                 CLASS X2+/-++(c)                                                   1.08         08/11/2033         3,010,130
    131,400,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2001-C2 CLASS X2+/-++(c)                                           0.71         04/15/2034         1,407,123
      6,483,303  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++             5.72         06/25/2034         6,519,984
      5,396,317  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++             5.99         06/25/2034         5,588,274
      4,911,433  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++          5.67         01/25/2036         4,911,419
      5,857,263  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++          5.72         04/25/2036         5,894,883
      3,379,818  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                 6.99         04/25/2032         3,382,725
        353,608  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-           5.26         06/25/2024           352,443
    247,476,929  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS
                 AX1+/-(c)                                                          0.80         01/25/2035         1,778,740
    137,287,997  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS
                 AX1+/-(c)                                                          0.80         11/25/2034           836,599
      3,942,668  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-        5.38         10/25/2036         3,934,657

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   248,861,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2001-CIB2 CLASS X2+/-++(c)                                  1.00%        04/15/2035   $     3,199,880
      5,261,310  JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                4.91         04/25/2035         5,212,860
      5,238,543  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-               5.11         06/25/2035         5,221,479
      4,717,933  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                5.37         08/25/2035         4,688,819
      4,754,532  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                 1A1+/-++                                                           4.95         09/28/2044         4,691,867
          1,930  MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2+/-(i)              7.59         04/20/2021             2,275
        564,269  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS A1+/-    5.44         05/25/2035           564,337
      5,599,059  OPTEUM MORTGAGE ACCEPTANCE CORPORATION SERIES 2005-5 CLASS
                 2A1A+/-                                                            5.47         12/25/2035         5,573,782
         64,805  PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-       6.93         04/25/2018            64,639
         21,686  RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/-++         5.57         04/26/2021            21,677
     11,865,619  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                 6.72         09/10/2035        12,064,697
      7,593,996  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B4+/-++                 6.92         09/10/2035         7,840,169
        977,881  SACO I TRUST SERIES 2005-2 CLASS A+/-++                            5.52         04/25/2035           977,849
      1,092,050  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS
                 A+/-                                                               7.10         11/25/2020         1,088,279
      8,256,256  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                 2001-4 CLASS A1                                                    9.22         10/25/2024         9,004,561
      1,410,940  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                 2001-4 CLASS A2                                                    9.65         10/25/2024         1,441,784
        470,311  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS
                 A+/-                                                               5.84         02/25/2028           471,999
      4,824,169  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1 CLASS
                 A+/-++                                                             8.74         04/15/2027         4,815,128
      6,257,632  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                 A+/-++                                                             8.53         07/15/2027         6,269,532
      1,989,031  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-        4.82         10/25/2032         1,981,445
      2,128,762  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-        4.38         12/25/2032         2,110,262
      5,078,239  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-         3.07         08/25/2033         4,985,257
        666,473  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-             7.04         08/25/2032           664,040
        587,556  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-             7.04         08/25/2032           585,411
      2,312,008  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-(i)       7.03         12/28/2037         2,305,041

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $208,149,662)                                                     209,504,589
                                                                                                              ---------------

CORPORATE BONDS & NOTES - 30.25%

AMUSEMENT & RECREATION SERVICES - 0.29%
      2,500,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                6.55         12/01/2010         2,500,000
                                                                                                              ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.46%
      2,405,000  DR HORTON INCORPORATED<<                                           7.50         12/01/2007         2,439,247
      1,445,000  K HOVNANIAN ENTERPRISES                                           10.50         10/01/2007         1,479,319

                                                                                                                    3,918,566
                                                                                                              ---------------

COMMUNICATIONS - 2.25%
      2,000,000  COX COMMUNICATIONS INCORPORATED+/-                                 5.91         12/14/2007         2,007,272
      3,860,000  NEXTEL PARTNERS INCORPORATED                                       8.13         07/01/2011         4,026,883
      2,250,000  QWEST CORPORATION+/-                                               8.61         06/15/2013         2,455,313
      5,000,000  SBC COMMUNICATIONS INCORPORATED+/-                                 5.57         11/14/2008         5,014,985
      2,000,000  SPRINT CAPITAL CORPORATION                                         6.13         11/15/2008         2,028,998
      3,500,000  VERIZON GLOBAL FUNDING CORPORATION SERIES MTN                      7.60         03/15/2007         3,502,048

                                                                                                                   19,035,499
                                                                                                              ---------------

COMPUTER HARDWARE - 0.62%
      5,300,000  IBM CORPORATION SERIES MTN                                         3.80         02/01/2008         5,235,907
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 5.40%
      5,000,000  ALLFIRST PREFERRED CAPITAL TRUST+/-                                6.86         07/15/2029         5,084,370
      7,500,000  CENTRAL FIDELITY CAPITAL I SERIES A+/-                             6.36         04/15/2027         7,499,768
      2,000,000  HUNTINGTON CAPITAL TRUST I+/-                                      6.06         02/01/2027         1,959,074
      1,145,000  M&T BANK CORPORATION+/-++                                          3.85         04/01/2013         1,130,050
     12,305,000  NTC CAPITAL TRUST II SERIES B+/-                                   5.95         04/15/2027        11,980,111
        820,000  NTC CAPITAL TRUST SERIES A+/-                                      5.88         01/15/2027           794,689
      1,900,000  PNC FUNDING CORPORATION+/-                                         5.50         01/31/2012         1,900,895
      5,000,000  STAR BANC CAPITAL TRUST I+/-                                       6.13         06/15/2027         4,945,420

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS (continued)
$     4,500,000  SUNTRUST CAPITAL III+/-                                            6.01%        03/15/2028   $     4,410,257
      6,000,000  WACHOVIA BANK NATIONAL SERIES BKNT                                 4.38         08/15/2008         5,932,848

                                                                                                                   45,637,482
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.36%
      4,800,000  ENTERGY GULF STATES INCORPORATED+/-                                5.77         12/01/2009         4,792,632
      2,890,000  ENTERGY GULF STATES INCORPORATED                                   5.12         08/01/2010         2,847,566
      4,000,000  FAR WEST WATER & SEWER INCORPORATED++                              8.35         12/27/2007         3,998,000
      7,745,000  GEORGIA POWER CAPITAL TRUST VI+/-                                  4.88         11/01/2042         7,713,400
      3,910,000  IPALCO ENTERPRISES INCORPORATED                                    8.38         11/14/2008         4,037,075
      5,000,000  PSEG FUNDING TRUST                                                 5.38         11/16/2007         4,999,470

                                                                                                                   28,388,143
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   - 0.59%
      5,000,000  DOMINION RESOURCES INCORPORATED SERIES D+/-                        5.66         09/28/2007         5,001,900
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.16%
      4,835,000  GENERAL MILLS INCORPORATED+/-                                      5.49         01/22/2010         4,837,712
      2,900,000  H.J. HEINZ COMPANY++                                               6.43         12/01/2008         2,951,533
      2,000,000  KRAFT FOODS INCORPORATED                                           5.25         06/01/2007         1,998,708

                                                                                                                    9,787,953
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 0.23%
      1,935,000  MAY DEPARTMENT STORES COMPANY                                      5.95         11/01/2008         1,953,675
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 2.01%
      1,935,000  ALAMOSA DELAWARE INCORPORATED                                      8.50         01/31/2012         2,047,785
      8,725,000  CORE INVESTMENT GRADE TRUST                                        4.64         11/30/2007         8,680,328
        750,000  MARTIN LUTHER KING FOUNDATION INCORPORATED SERIES 1998+/-          5.75         12/01/2028           750,000
      5,500,000  MORGAN STANLEY                                                     5.80         04/01/2007         5,500,886

                                                                                                                   16,978,999
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.77%
      6,550,000  JOHN DEERE CAPITAL CORPORATION                                     3.88         03/07/2007         6,549,417
                                                                                                              ---------------

INSURANCE CARRIERS - 1.99%
      9,000,000  HSB CAPITAL I SERIES B+/-                                          6.27         07/15/2027         9,020,385
      3,850,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN<<+/-            5.69         07/11/2011         3,877,878
      3,875,000  UNUMPROVIDENT CORPORATION                                          5.86         05/15/2009         3,908,279

                                                                                                                   16,806,542
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.65%
     15,835,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                 5.38         03/15/2007        15,835,143
      3,870,000  GMAC LLC                                                           5.85         01/14/2009         3,839,083
      6,275,000  HSBC FINANCE CORPORATION                                           5.84         02/15/2008         6,311,797
      4,825,000  RESIDENTIAL CAPITAL CORPORATION+/-                                 6.66         11/21/2008         4,862,500

                                                                                                                   30,848,523
                                                                                                              ---------------

OIL & GAS EXTRACTION - 1.15%
      3,870,000  ANADARKO PETROLEUM CORPORATION+/-                                  5.76         09/15/2009         3,877,608
      5,850,000  MARATHON OIL CORPORATION                                           5.38         06/01/2007         5,848,339

                                                                                                                    9,725,947
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
PAPER & ALLIED PRODUCTS - 0.12%
$     1,000,000  INTERNATIONAL PAPER COMPANY                                        6.50%        11/15/2007   $     1,004,255
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.82%
      5,000,000  GANNETT COMPANY+/-                                                 5.56         05/26/2009         5,003,455
      1,930,000  THE E. W. SCRIPPS COMPANY                                          3.75         02/15/2008         1,895,052

                                                                                                                    6,898,507
                                                                                                              ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.59%
      3,544,000  EQUITY ONE INCORPORATED                                            3.88         04/15/2009         3,430,355
      5,000,000  HRPT PROPERTIES TRUST+/-                                           5.96         03/16/2011         5,003,120
      5,000,000  ISTAR FINANCIAL INCORPORATED+/-                                    5.91         03/16/2009         5,037,605

                                                                                                                   13,471,080
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 2.09%
      7,705,000  DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                          5.60         03/07/2007         7,705,023
      3,900,000  JOHNSON CONTROLS INCORPORATED+/-                                   5.59         01/17/2008         3,905,764
      6,000,000  RAYTHEON COMPANY                                                   6.75         08/15/2007         6,032,664

                                                                                                                   17,643,451
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.70%
      4,835,000  CARDINAL HEALTH INCORPORATED+/-++                                  5.63         10/02/2009         4,839,381
      4,500,000  SAFEWAY INCORPORATED                                               7.00         09/15/2007         4,537,598
      5,000,000  SYSCO CORPORATION                                                  5.25         03/02/2007         4,999,271

                                                                                                                   14,376,250
                                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $255,695,836)                                                                 255,762,096
                                                                                                              ---------------

FOREIGN CORPORATE BONDS - 5.42%
      5,000,000  AMERICA MOVIL SA DE CV+/-                                          5.99         04/27/2007         5,000,000
      6,000,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                          3.88         07/22/2008         5,904,192
        950,000  PEMEX FINANCE LIMITED                                              9.69         08/15/2009         1,000,854
      2,900,000  SABMILLER PLC+/-++                                                 5.66         07/01/2009         2,903,669
      2,000,000  TELECOM ITALIA CAPITAL+/-                                          5.84         02/01/2011         1,998,820
      8,095,000  TELUS CORPORATION                                                  7.50         06/01/2007         8,132,391
      8,000,000  TRANSOCEAN INCORPORATED+/-                                         5.57         09/05/2008         8,007,656
      6,770,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                      6.50         12/15/2008         6,834,213
      6,000,000  YORKSHIRE POWER FINANCE SERIES B                                   6.50         02/25/2008         6,066,492

TOTAL FOREIGN CORPORATE BONDS@ (COST $45,939,588)                                                                  45,848,287
                                                                                                              ---------------

MUNICIPAL BONDS & NOTES - 2.47%

CALIFORNIA - 0.35%
      2,900,000  ANAHEIM CA PUBLIC IMPROVEMENTS PROJECT SERIES B (LEASE
                 REVENUE, FIRST SECURITY BANK LOC)                                  7.38         09/01/2020         2,987,725
                                                                                                              ---------------

ILLINOIS - 0.09%
        895,000  PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)^                        5.25         12/01/2008           808,373
                                                                                                              ---------------

LOUISIANA - 0.14%
      1,174,362  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                 (OTHER REVENUE LOC)                                                6.36         05/15/2025         1,173,834
                                                                                                              ---------------

MASSACHUSETTS - 1.31%
      7,950,000  BOSTON UNIVERSITY MASSACHUSETTS (COLLEGE & UNIVERSITY
                 REVENUE, GO OF INSTITUTION)+/-SS.                                  5.60         10/01/2019         7,950,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
MASSACHUSETTS (continued)
$     3,000,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
                 UNIVERSITY REVENUE, MBIA INSURED)                                  7.04%        10/01/2028   $     3,098,190

NEW JERSEY - 0.38%
      3,195,000  BAYONNE NJ REDEVELOPMENT AGENCY SERIES B (OTHER REVENUE LOC)       5.43         04/13/2007         3,190,303
                                                                                                              ---------------

NEW YORK - 0.20%
      1,700,000  NEW YORK STATE DORMITORY AUTHORITY (HEALTHCARE FACILITIES
                 REVENUE)                                                           3.45         02/15/2008         1,671,426
                                                                                                              ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $20,894,832)                                                                   20,879,851
                                                                                                              ---------------

US TREASURY SECURITIES - 0.05%

US TREASURY BILLS - 0.05%
        400,000  US TREASURY BILL^                                                  5.00         04/26/2007           396,848
                                                                                                              ---------------

TOTAL US TREASURY SECURITIES (COST $396,889)                                                                          396,848
                                                                                                              ---------------

TERM LOANS - 0.51%
      2,339,286  AVIS BUDGET CAR RENTAL LLC TERM LOAN B+/-                          6.61         04/19/2012         2,334,490
      1,990,000  REYNOLDS AMERICAN INCORPORATED TERM LOAN+/-                        7.24         04/24/2012         2,003,990

TOTAL TERM LOANS (COST $4,328,048)                                                                                  4,338,480
                                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 8.51%

COLLATERAL INVESTED IN OTHER ASSETS - 8.51%
        226,678  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                           5.40         11/21/2007           226,884
          6,800  AMERICAN GENERAL FINANCE CORPORATION+/-                            5.42         06/27/2007             6,804
          2,493  AMERICAN GENERAL FINANCE CORPORATION+/-                            5.47         01/18/2008             2,497
        657,365  AMERICAN GENERAL FINANCE CORPORATION+/-++                          5.37         03/14/2008           657,510
         18,814  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                 5.32         07/10/2007            18,816
         22,668  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                 5.46         09/27/2007            22,690
         22,305  AMSTEL FUNDING CORPORATION                                         5.31         03/15/2007            22,260
        170,416  AMSTEL FUNDING CORPORATION                                         5.31         04/16/2007           169,274
         78,929  AMSTEL FUNDING CORPORATION                                         5.31         04/20/2007            78,355
        283,234  ASIF GLOBAL FINANCING+/-++                                         5.40         05/03/2007           283,276
        566,694  ATLAS CAPITAL FUNDING CORPORATION+/-++                             5.33         05/10/2007           566,694
         34,002  ATLAS CAPITAL FUNDING CORPORATION++                                5.29         05/21/2007            33,601
        453,355  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                  5.30         04/25/2007           453,369
        566,694  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                 5.37         10/25/2007           566,700
        764,969  ATOMIUM FUNDING LLC++                                              5.33         05/11/2007           757,067
      1,201,392  BEAR STEARNS & COMPANY INCORPORATED+/-                             5.38         08/22/2007         1,201,392
        566,694  BEAR STEARNS & COMPANY INCORPORATED+/-                             5.39         10/05/2007           566,694
        116,739  BEAR STEARNS & COMPANY INCORPORATED+/-                             5.94         09/27/2007           117,188
      1,031,383  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                  5.44         10/03/2007         1,032,239
      8,273,736  BEAR STEARNS & COMPANY
                 (MATURITY VALUE $8,274,968)                                        5.36         03/01/2007         8,273,736
        340,017  BETA FINANCE INCORPORATED SERIES MTN+/-++                          5.33         07/17/2007           340,102
      2,946,810  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $2,947,249)                                        5.36         03/01/2007         2,946,810
        101,166  BUCKINGHAM CDO LLC                                                 5.30         03/15/2007           100,960
        265,938  CAIRN HIGH GRADE FUNDING I LLC                                     5.29         03/01/2007           265,938
         47,602  CAIRN HIGH GRADE FUNDING I LLC                                     5.31         03/08/2007            47,554
        114,246  CAIRN HIGH GRADE FUNDING I LLC++                                   5.31         03/14/2007           114,028
        158,674  CAIRN HIGH GRADE FUNDING I LLC++                                   5.30         03/22/2007           158,189
        294,681  CAIRN HIGH GRADE FUNDING I LLC++                                   5.32         04/23/2007           292,409
        226,678  CAIRN HIGH GRADE FUNDING I LLC                                     5.32         05/08/2007           224,434
        408,020  CAIRN HIGH GRADE FUNDING I LLC                                     5.32         05/10/2007           403,862
        335,710  CAIRN HIGH GRADE FUNDING I LLC++                                   5.32         05/14/2007           332,094

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         8,840  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                      5.43%        08/20/2007   $         8,846
        566,694  CBA (DELAWARE) FINANCE INCORPORATED                                5.31         05/31/2007           559,203
        185,536  CEDAR SPRINGS CAPITAL COMPANY++                                    5.28         03/02/2007           185,508
        413,211  CEDAR SPRINGS CAPITAL COMPANY++                                    5.29         03/05/2007           412,971
         10,881  CEDAR SPRINGS CAPITAL COMPANY++                                    5.30         03/07/2007            10,871
         56,579  CEDAR SPRINGS CAPITAL COMPANY++                                    5.31         03/12/2007            56,488
        566,694  CEDAR SPRINGS CAPITAL COMPANY++                                    5.30         03/16/2007           565,453
        173,000  CEDAR SPRINGS CAPITAL COMPANY                                      5.29         03/29/2007           172,295
        991,012  CEDAR SPRINGS CAPITAL COMPANY++                                    5.30         04/10/2007           985,244
        689,077  CEDAR SPRINGS CAPITAL COMPANY                                      5.31         04/16/2007           684,461
         66,847  CEDAR SPRINGS CAPITAL COMPANY                                      5.32         04/18/2007            66,380
        679,172  CEDAR SPRINGS CAPITAL COMPANY++                                    5.31         05/08/2007           672,448
         33,254  CHEYNE FINANCE LLC++                                               5.30         03/01/2007            33,254
         14,734  CHEYNE FINANCE LLC                                                 5.29         03/22/2007            14,689
        238,012  CHEYNE FINANCE LLC++                                               5.33         04/13/2007           236,522
         22,668  CHEYNE FINANCE LLC++                                               5.31         04/17/2007            22,513
        294,681  CHEYNE FINANCE LLC                                                 5.33         05/11/2007           291,637
        226,678  CHEYNE FINANCE LLC                                                 5.32         05/14/2007           224,236
        102,005  CHEYNE FINANCE LLC                                                 5.32         06/07/2007           100,552
      1,813,421  CHEYNE FINANCE LLC                                                 5.32         06/18/2007         1,784,697
        453,355  CHEYNE FINANCE LLC                                                 5.32         07/17/2007           444,284
        453,355  CHEYNE FINANCE LLC                                                 5.32         07/18/2007           444,220
        566,694  CHEYNE FINANCE LLC+/-++                                            5.32         02/25/2008           566,479
         24,323  CIT GROUP INCORPORATED+/-                                          5.58         05/18/2007            24,336
        226,678  CIT GROUP INCORPORATED+/-                                          5.43         12/19/2007           226,911
      1,224,116  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,224,298)                                        5.36         03/01/2007         1,224,116
      1,292,063  COBBLER FUNDING LIMITED                                            5.29         03/15/2007         1,289,427
         90,671  COMERICA BANK+/-                                                   5.34         07/20/2007            90,689
      1,930,160  CORPORATE ASSET SECURITIZATION AUSTRALIA++                         5.31         03/13/2007         1,926,783
        113,339  CREDIT SUISSE FIRST BOSTON (NEW YORK) SERIES YCD+/-                5.36         03/27/2007           113,312
        102,005  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-        5.46         04/05/2007           102,015
         51,909  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-        5.73         10/29/2007            52,061
      2,495,938  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $2,496,310)                                        5.36         03/01/2007         2,495,938
          5,667  CROWN POINT CAPITAL COMPANY                                        5.32         04/17/2007             5,628
      2,745,883  DEER VALLEY FUNDING LLC                                            5.29         03/07/2007         2,743,494
        566,694  DEER VALLEY FUNDING LLC                                            5.30         03/19/2007           565,209
         51,569  DEUTSCHE BANK AG (NEW YORK) SERIES YCD+/-                          5.34         03/15/2007            51,533
        453,355  FCAR OWNER TRUST SERIES II                                         5.33         06/11/2007           446,637
        226,678  FCAR OWNER TRUST SERIES II                                         5.34         06/21/2007           222,990
         19,177  FCAR OWNER TRUST SERIES II                                         5.32         06/22/2007            18,862
        147,340  FCAR OWNER TRUST SERIES II                                         5.33         07/20/2007           144,329
         22,668  FIVE FINANCE INCORPORATED+/-++                                     5.33         09/13/2007            22,674
        408,020  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.31         06/18/2007           401,557
         56,692  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                     5.32         06/25/2007            55,737
         22,668  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                   5.34         07/12/2007            22,231
          9,792  FOX TROT CDO LIMITED++                                             5.29         04/11/2007             9,734
        362,684  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                      5.40         06/18/2007           362,684
        457,776  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                5.42         06/22/2007           457,991
        771,611  GENWORTH FINANCIAL INCORPORATED+/-                                 5.51         06/15/2007           772,043
      1,229,160  GEORGE STREET FINANCE LLC                                          5.32         03/28/2007         1,224,317
        566,694  GERMAN RESIDENTIAL FUNDING+/-++                                    5.34         08/22/2007           566,694
        566,694  GERMAN RESIDENTIAL FUNDING+/-++                                    5.35         08/22/2007           566,694
      1,133,388  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                    5.46         03/30/2007         1,133,456
         17,001  GRAMPIAN FUNDING LIMITED                                           5.31         05/22/2007            16,798
         38,309  HUDSON-THAMES LLC++                                                5.33         03/05/2007            38,286
         93,709  HUDSON-THAMES LLC++                                                5.30         04/02/2007            93,272
        790,244  HUDSON-THAMES LLC                                                  5.31         04/16/2007           784,949
        177,965  HUDSON-THAMES LLC                                                  5.31         04/20/2007           176,669
        698,485  HUDSON-THAMES LLC                                                  5.32         07/16/2007           684,613
         15,867  IBM CORPORATION SERIES MTN+/-                                      5.36         06/28/2007            15,872
        793,372  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                      5.39         09/17/2007           793,372

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         5,667  IRISH LIFE & PERMANENT PLC++                                       5.31%        04/04/2007   $         5,639
      1,450,737  KAUPTHING BANK SERIES MTN+/-++                                     5.40         03/20/2007         1,450,665
         95,975  KLIO FUNDING CORPORATION++                                         5.31         04/12/2007            95,389
         44,315  KLIO III FUNDING CORPORATION                                       5.31         03/20/2007            44,193
        928,109  KLIO III FUNDING CORPORATION                                       5.31         05/08/2007           918,921
         74,917  LA FAYETTE ASSET SECURITIZATION CORPORATION++                      5.34         03/15/2007            74,764
        230,554  LA FAYETTE ASSET SECURITIZATION CORPORATION                        5.30         04/09/2007           229,244
        793,372  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                           5.46         05/31/2007           793,713
        127,166  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-               5.48         04/20/2007           127,198
         56,669  LIBERTY LIGHT US CAPITAL+/-++                                      5.36         11/21/2007            56,695
         90,671  LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                          5.48         04/16/2007            90,688
        566,694  LIQUID FUNDING LIMITED++                                           5.29         03/05/2007           566,366
        317,757  LIQUID FUNDING LIMITED++                                           5.30         03/30/2007           316,413
         34,002  LIQUID FUNDING LIMITED++                                           5.34         07/16/2007            33,326
      1,133,388  LIQUID FUNDING LIMITED+/-++                                        5.29         08/15/2007         1,105,994
         17,001  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                5.60         01/02/2008            17,036
         11,334  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                5.54         04/20/2007            11,337
          3,854  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                5.39         08/24/2007             3,855
         68,003  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                5.47         08/27/2007            68,073
         13,601  METLIFE GLOBAL FUNDING I+/-++                                      5.43         03/16/2007            13,601
        566,694  METLIFE GLOBAL FUNDING I+/-++                                      5.31         02/22/2008           566,694
         48,736  MORGAN STANLEY+/-                                                  5.48         11/09/2007            48,794
      1,074,488  MORGAN STANLEY REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,074,648)                                        5.36         03/01/2007         1,074,488
        348,517  MORGAN STANLEY SERIES EXL+/-                                       5.38         03/14/2008           348,677
        566,694  NATEXIS BANQUES POPULAIRES+/-++                                    5.35         11/09/2007           566,666
        894,243  NATIONWIDE BUILDING SOCIETY+/-++                                   5.48         07/20/2007           894,807
         56,669  NATIONWIDE BUILDING SOCIETY+/-                                     5.48         07/20/2007            56,710
         49,393  NIEUW AMSTERDAM RECEIVABLES CORPORATION                            5.27         03/27/2007            49,206
         66,643  NIEUW AMSTERDAM RECEIVABLES CORPORATION                            5.30         04/09/2007            66,265
        358,491  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                          5.34         07/30/2007           350,658
         21,829  NORTH SEA FUNDING LLC++                                            5.32         04/16/2007            21,683
      1,064,365  RACERS TRUST SERIES 2004-6-MM+/-++                                 5.34         08/22/2007         1,064,534
         74,124  ROYAL BANK OF SCOTLAND PLC+/-++                                    5.36         03/30/2007            74,128
         32,279  SCALDIS CAPITAL LIMITED                                            5.31         03/19/2007            32,194
         13,601  SCALDIS CAPITAL LIMITED++                                          5.31         04/16/2007            13,510
        544,026  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                         5.32         04/11/2007           544,037
        408,020  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                         5.33         10/26/2007           408,008
        453,355  SLM CORPORATION+/-++                                               5.32         03/12/2008           453,437
        138,727  SLM CORPORATION SERIES MTN1+/-                                     5.57         07/25/2007           138,865
         36,268  SOCIETE GENERALE NORTH AMERICA                                     5.33         06/11/2007            35,731
         40,009  SOCIETE GENERALE NORTH AMERICA                                     5.34         06/20/2007            39,363
        272,013  STANFIELD VICTORIA FUNDING++                                       5.32         04/25/2007           269,834
        168,875  STANFIELD VICTORIA FUNDING                                         5.33         06/21/2007           166,127
      1,867,824  STANFIELD VICTORIA FUNDING++                                       5.33         06/26/2007         1,836,071
        226,678  STANFIELD VICTORIA FUNDING                                         5.34         07/30/2007           221,725
         79,337  TASMAN FUNDING INCORPORATED++                                      5.32         05/16/2007            78,460
      2,266,777  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                          5.51         12/31/2007         2,266,777
        435,652  TRAVELERS INSURANCE COMPANY+/-                                     5.39         02/08/2008           435,643
          5,803  TULIP FUNDING CORPORATION                                          5.31         04/25/2007             5,756
        566,694  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                 5.33         03/09/2007           566,779
        122,406  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                  5.37         12/03/2007           122,444
         38,535  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                  5.36         12/13/2007            38,560
         45,336  VERSAILLES CDS LLC++                                               5.30         03/15/2007            45,243
         34,002  VERSAILLES CDS LLC++                                               5.31         04/16/2007            33,774
         34,002  VETRA FINANCE CORPORATION++                                        5.31         03/02/2007            33,997
        381,725  VETRA FINANCE CORPORATION++                                        5.32         03/13/2007           381,057
        385,352  VETRA FINANCE CORPORATION++                                        5.30         04/23/2007           382,381
          3,400  WACHOVIA CORPORATION+/-                                            5.41         07/20/2007             3,402
        566,694  WAL-MART STORES INCORPORATED SERIES MTN+/-                         5.26         03/28/2007           566,683
        111,072  WESTPAC BANKING CORPORATION++                                      5.30         03/29/2007           110,619
         50,345  WHISTLEJACKET CAPITAL LIMITED                                      5.31         03/20/2007            50,206
        508,189  WHISTLEJACKET CAPITAL LIMITED++                                    5.30         03/30/2007           506,039

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE INCOME FUNDS                 FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       461,266  WHITE PINE FINANCE LLC                                             5.30%        03/12/2007   $       460,528
        500,028  WHITE PINE FINANCE LLC++                                           5.31         03/30/2007           497,913
        374,018  WHITE PINE FINANCE LLC+/-++                                        5.32         04/20/2007           374,029
        181,342  WHITE PINE FINANCE LLC+/-++                                        5.35         06/21/2007           181,380
        646,757  WORLD OMNI VEHICLE LEASING                                         5.33         03/21/2007           644,868
         11,334  WORLD SAVINGS BANK FSB+/-                                          5.43         06/01/2007            11,338
          2,267  WORLD SAVINGS BANK FSB SERIES BKNT+/-                              5.36         10/19/2007             2,268
         28,335  YORKTOWN CAPITAL LLC                                               5.31         03/12/2007            28,285

                                                                                                                   71,964,341
                                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $71,964,341)                                                         71,964,341
                                                                                                              ---------------

SHARES
SHORT-TERM INVESTMENTS - 4.91%
     41,474,991  WELLS FARGO MONEY MARKET TRUST~+++                                                                41,474,991
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $41,474,991)                                                                    41,474,991
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $918,436,548)*                                     108.03%                                              $   913,304,388

OTHER ASSETS AND LIABILITIES, NET                         (8.03)                                                  (67,912,197)
                                                         ------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   845,392,191
                                                         ------                                               ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(i)   ILLIQUID SECURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $41,474,991.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE INCOME FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

      The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE                                      LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       --Association of Bay Area Governments
ADR        --American Depositary Receipt
AMBAC      --American Municipal Bond Assurance Corporation
AMT        --Alternative Minimum Tax
ARM        --Adjustable Rate Mortgages
BART       --Bay Area Rapid Transit
CDA        --Community Development Authority
CDO        --Collateralized Debt Obligation
CDSC       --Contingent Deferred Sales Charge
CGIC       --Capital Guaranty Insurance Company
CGY        --Capital Guaranty Corporation
COP        --Certificate of Participation
CP         --Commercial Paper
CTF        --Common Trust Fund
DW&P       --Department of Water & Power
DWR        --Department of Water Resources
ECFA       --Educational & Cultural Facilities Authority
EDFA       --Economic Development Finance Authority
ETET       --Eagle Tax-Exempt Trust
FFCB       --Federal Farm Credit Bank
FGIC       --Financial Guaranty Insurance Corporation
FHA        --Federal Housing Authority
FHAG       --Federal Housing Agency
FHLB       --Federal Home Loan Bank
FHLMC      --Federal Home Loan Mortgage Corporation
FNMA       --Federal National Mortgage Association
GDR        --Global Depositary Receipt
GNMA       --Government National Mortgage Association
GO         --General Obligation
HCFR       --Healthcare Facilities Revenue
HEFA       --Health & Educational Facilities Authority
HEFAR      --Higher Education Facilities Authority Revenue
HFA        --Housing Finance Authority
HFFA       --Health Facilities Financing Authority
IDA        --Industrial Development Authority
IDAG       --Industrial Development Agency
IDR        --Industrial Development Revenue
LIBOR      --London Interbank Offered Rate
LLC        --Limited Liability Corporation
LOC        --Letter of Credit
LP         --Limited Partnership
MBIA       --Municipal Bond Insurance Association
MFHR       --Multi-Family Housing Revenue
MTN        --Medium Term Note
MUD        --Municipal Utility District
PCFA       --Pollution Control Finance Authority
PCR        --Pollution Control Revenue
PFA        --Public Finance Authority
PFFA       --Public Facilities Financing Authority
plc        --Public Limited Company
PSFG       --Public School Fund Guaranty
R&D        --Research & Development
RDA        --Redevelopment Authority
RDFA       --Redevelopment Finance Authority
REITS      --Real Estate Investment Trusts
SFHR       --Single Family Housing Revenue
SFMR       --Single Family Mortgage Revenue
SLMA       --Student Loan Marketing Association
TBA        --To Be Announced
TRAN       --Tax Revenue Anticipation Notes
USD        --Unified School District
XLCA       --XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 17, 2007


/s/ Karla M. Rabusch
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 17, 2007


/s/ A. Erdem Cimen
A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Wells Fargo Funds Trust

                                           By:
                                                 /s/ Karla M. Rabusch

                                                 Karla M. Rabusch
                                                 President

                                           Date: April 17, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                         Wells Fargo Funds Trust

                                         By:
                                               /s/ Karla M. Rabusch

                                               Karla M. Rabusch
                                               President

                                         Date: April 17, 2007

                                         By:

                                               /s/ A. Erdem Cimen
                                               A. Erdem Cimen
                                               Treasurer

                                         Date: April 17, 2007